UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08629
HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,244	American Funds Insurance Series - Asset Allocation Fund Class 1		$18,617

	Total investment companies (Cost $20,458)		$18,617

	Total investments (Cost $20,458)▲	100.0%	$18,617
	Other assets and liabilities	0.0%	(2)

	Total net assets	100.0%	$18,615

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $20,458 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(1,841)

Net Unrealized Depreciation	$(1,841)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,029	American Funds Insurance Series - Blue Chip Income and Growth Fund Class I		$8,929

	Total investment companies (Cost $9,747)		$8,929

	Total investments (Cost $9,747)▲	100.0%	$8,929
	Other assets and liabilities	0.0%	(1)

	Total net assets	100.0%	$8,928

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $9,747 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(818)

Net Unrealized Depreciation	$(818)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
3,970	American Funds Insurance Series - Bond Fund Class 1		$41,173

	Total investment companies (Cost $43,236)		$41,173

	Total investments (Cost $43,236)▲	100.0%	$41,173

	Other assets and liabilities	0.0%	(5)

	Total net assets	100.0%	$41,168

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $43,236 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,063)

Net Unrealized Depreciation	$(2,063)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,443	American Funds Insurance Series - Global Bond Fund Class 1		$15,509

	Total investment companies (Cost $16,069)		$15,509

	Total investments (Cost $16,069)▲	100.0%	$15,509
	Other assets and liabilities	0.0%	(2)

	Total net assets	100.0%	$15,507

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $16,069 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(560)

Net Unrealized Depreciation	$(560)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Global Growth HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
756	American Funds Insurance Series - Global Growth Fund Class 1		$13,539

	Total investment companies (Cost $16,011)		$13,539

	Total investments (Cost $16,011)▲	100.0%	$13,539
	Other assets and liabilities	0.0%	(2)

	Total net assets	100.0%	$13,537

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $16,011 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,472)

Net Unrealized Depreciation	$(2,472)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
3,722	American Funds Insurance Series - Global Growth and Income Fund Class 1		$32,232

	Total investment companies (Cost $37,904)		$32,232

	Total investments (Cost $37,904)▲	100.0%	$32,232
	Other assets and liabilities	0.0%	(4)

	Total net assets	100.0%	$32,228

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $37,904 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(5,672)

Net Unrealized Depreciation	$(5,672)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
890	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$14,469

	Total investment companies (Cost $17,763)		$14,469

	Total investments (Cost $17,763)▲	100.0%	$14,469
	Other assets and liabilities	0.0%	(1)

	Total net assets	100.0%	$14,468

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $17,763 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(3,294)

Net Unrealized Depreciation	$(3,294)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,923	American Funds Insurance Series - Growth Fund Class 1		$88,302

	Total investment companies (Cost $106,187)		$88,302

	Total investments (Cost $106,187)▲	100.0%	$88,302
	Other assets and liabilities	0.0%	(12)

	Total net assets	100.0%	$88,290

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $106,187 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(17,885)

Net Unrealized Depreciation	$(17,885)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds Growth - Income HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,667	American Funds Insurance Series - Growth-Income Fund Class 1		$52,954

	Total investment companies (Cost $59,970)		$52,954

	Total investments (Cost $59,970)▲	100.0%	$52,954
	Other assets and liabilities	0.0%	(7)

	Total net assets	100.0%	$52,947

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $59,970 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(7,016)

Net Unrealized Depreciation	$(7,016)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds International HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
3,350	American Funds Insurance Series - International Fund Class 1		$53,193

	Total investment companies (Cost $63,432)		$53,193

	Total investments (Cost $63,432)▲	100.0%	$53,193
	Other assets and liabilities	0.0%	(7)

	Total net assets	100.0%	$53,186

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $63,432 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(10,239)

Net Unrealized Depreciation	$(10,239)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

American Funds New World HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
INVESTMENT COMPANIES - 100.0%
1,039	American Funds Insurance Series - New World Fund Class 1		$18,504

	Total investment companies (Cost $22,152)		$18,504

	Total investments (Cost $22,152)▲	100.0%	$18,504

	Other assets and liabilities	0.0%	(2)

	Total net assets	100.0%	$18,502

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $22,152 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(3,648)

Net Unrealized Depreciation	$(3,648)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 68.5%
	Automobiles & Components - 0.9%
5,186	Ford Motor Co. ● ▼	$26,969
582	Honda Motor Co., Ltd.	17,666

		44,635

	Banks - 1.6%
1,146	Banco Itau Holding Financeira S.A. ADR ▼	20,048
6,062	Sovereign Bancorp, Inc. ▼	23,945
684	Standard Chartered plc	16,831
4,194	Washington Mutual, Inc. Private Placement † ⌂	294
481	Wells Fargo & Co.	18,059

		79,177

	Capital Goods - 3.9%
5,521	General Electric Co.	140,780
324	Siemens AG ADR	30,458
785	Suntech Power Holdings Co., Ltd. ADR ● ▼	28,158

		199,396

	Commercial & Professional Services - 0.9%
952	Monster Worldwide, Inc. ● ▼	14,200
1,044	Waste Management, Inc.	32,860

		47,060

	Diversified Financials - 10.8%
2,482	Bank of America Corp.	86,861
855	Capital One Financial Corp. ▼	43,590
1,927	Citigroup, Inc.	39,519
2,390	Discover Financial Services, Inc.	33,028
641	Goldman Sachs Group, Inc.	81,997
3,007	Invesco Ltd.	63,076
2,470	JP Morgan Chase & Co.	115,339
1,547	Merrill Lynch & Co., Inc.	39,134
69	UBS AG ●	1,173
2,598	UBS AG ADR ● ▼	45,569

		549,286

	Energy - 9.1%
792	Cameco Corp. ▼	17,661
253	Canadian Natural Resources Ltd. ADR	17,327
950	Chesapeake Energy Corp.	34,078
360	Consol Energy, Inc. ▼	16,511
213	EnCana Corp.	14,000
232	EOG Resources, Inc.	20,737
1,346	Exxon Mobil Corp.	104,554
878	Hess Corp.	72,074
1,396	Marathon Oil Corp.	55,639
1,383	OAO Gazprom Class S ADR	42,802
363	Reliance Industries GDR ■	30,158
434	Suncor Energy, Inc.	18,268
467	XTO Energy, Inc.	21,734

		465,543

	Food & Staples Retailing - 2.8%
1,905	Safeway, Inc.	45,192
1,387	Supervalu, Inc.	30,087
1,009	Walgreen Co.	31,223
606	Wal-Mart Stores, Inc.	36,311

		142,813

	Food, Beverage & Tobacco - 2.0%
6	Japan Tobacco, Inc.	22,980
841	PepsiCo, Inc.	59,924
610	Unilever N.V. NY Shares ADR	17,183

		100,087

	Health Care Equipment & Services - 2.3%
1,092	Medtronic, Inc.	54,729
2,518	UnitedHealth Group, Inc.	63,920

		118,649

	Household & Personal Products - 0.7%
474	Procter & Gamble Co.	33,054

	Materials - 2.1%
2,092	Alcoa, Inc.	47,233
518	ArcelorMittal ADR ▼	25,584
249	Cleveland-Cliffs, Inc.	13,166
176	Potash Corp. of Saskatchewan, Inc. ▼	23,273

		109,256

	Media - 3.4%
4,312	Comcast Corp. Class A ▼	84,645
3,436	Time Warner, Inc.	45,047
1,743	Viacom, Inc. Class B ●	43,296

		172,988

	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
365	Astellas Pharma, Inc.	15,329
490	AstraZeneca plc	21,443
539	Daiichi Sankyo Co., Ltd.	13,898
411	Eisai Co., Ltd.	16,065
2,628	Elan Corp. plc ADR ● ▼	28,043
1,169	Eli Lilly & Co.	51,471
795	Merck & Co., Inc.	25,084
2,768	Schering-Plough Corp.	51,123
1,760	Shionogi & Co., Ltd.	35,638
480	UCB S.A.	17,045
592	Vertex Pharmaceuticals, Inc. ●	19,668
2,062	Wyeth	76,170

		370,977

	Retailing - 3.6%
11,241	Buck Holdings L.P. † ● ⌂	10,723
1,176	Kohl’s Corp. ● ▼	54,195
2,004	Lowe’s Co., Inc.	47,482
872	Nordstrom, Inc. ▼	25,134
2,130	Staples, Inc.	47,918

		185,452

	Semiconductors & Semiconductor Equipment - 3.7%
2,759	Applied Materials, Inc.	41,741
1,175	Lam Research Corp. ● ▼	36,985
3,565	Maxim Integrated Products, Inc.	64,526
2,162	Texas Instruments, Inc.	46,487

		189,739

	Software & Services - 4.2%
573	Accenture Ltd. Class A	21,785
1,103	Electronic Arts, Inc. ●	40,796
130	Google, Inc. ●	52,028
3,055	Microsoft Corp.	81,541
743	Western Union Co.	18,327

		214,477

	Technology Hardware & Equipment - 5.8%
560	Apple, Inc. ●	63,672
5,075	Cisco Systems, Inc. ●	114,496
3,183	Flextronics International Ltd. ● ▼	22,533

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
2,131	NetApp, Inc. ●	$38,841
2,170	Nokia Corp.	40,467
23	Nortel Networks Corp. ● ▼	51
253	Research In Motion Ltd. ●	17,287
68	Seagate Technology	827

		298,174

	Telecommunication Services - 0.6%
2,318	Metropcs Communications, Inc. ● ▼	32,430

	Transportation - 2.8%
4,915	Delta Air Lines, Inc. ● ▼	36,614
629	FedEx Corp.	49,748
923	United Parcel Service, Inc. Class B	58,029

		144,391

	Total common stock (Cost $4,282,081)	$3,497,584

WARRANTS - 0.0%
	Banks - 0.0%
524	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $ - )	$—

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.4%
	Finance - 3.4%
	Asset Securitization Corp.
$17,200	6.93%, 02/14/2043	$17,423
	Banc of America Commercial Mortgage, Inc.
4,590	5.35%, 09/10/2047 Δ	4,166
	Bear Stearns Commercial Mortgage Securities, Inc.
9,575	5.30%, 10/12/2042 Δ	8,735
	BMW Vehicle Lease Trust
8,652	4.64%, 11/16/2009	8,651
	Capital Automotive Receivables Asset Trust
12,600	5.04%, 05/17/2010	12,518
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	11,012
	Commercial Mortgage Pass-Through Certificates
5,000	5.12%, 06/10/2044	4,523
	Countrywide Home Loans, Inc.
3,212	5.26%, 11/25/2035 Δ	2,403
	Credit Suisse Mortgage Capital Certificates
7,365	5.47%, 09/15/2039	6,474
	Ford Credit Automotive Owner Trust
8,576	5.26%, 10/15/2010	8,591
	GSR Mortgage Loan Trust
6,917	5.78%, 05/25/2047 Δ	5,139
	Harley-Davidson Motorcycle Trust
3,170	2.53%, 11/15/2011	3,167
12,375	5.21%, 06/17/2013	12,112
	Household Automotive Trust
5,857	5.28%, 09/17/2011	5,801
	JP Morgan Chase Commercial Mortgage Security Corp.
3,500	6.07%, 04/15/2045 Δ	3,165
	Marriott Vacation Club Owner Trust
1,429	5.36%, 10/20/2028 ■	1,322
	Merrill Automotive Trust Securitization
4,183	5.43%, 01/15/2010	4,191
	Merrill Lynch Mortgage Trust
5,000	5.05%, 07/12/2038	4,502
	Residential Accredit Loans, Inc.
8,788	5.23%, 02/25/2035 Δ	7,036
	Sequoia Mortgage Trust
9,729	5.82%, 02/20/2047 Δ	8,118
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	10,883
5,540	5.36%, 02/15/2011	5,560
	Wells Fargo Mortgage Backed Securities Trust
7,663	4.55%, 03/25/2035 Δ	6,626
10,799	5.54%, 04/25/2036 Δ	8,615
5,212	6.03%, 09/25/2036 Δ	4,260

	Total asset & commercial mortgage backed securities (Cost $189,339)	$174,993

CORPORATE BONDS: INVESTMENT GRADE - 14.7%
	Capital Goods - 0.2%
	Pitney Bowes, Inc.
$4,775	5.75%, 09/15/2017	$4,667
	Xerox Corp.
6,000	5.50%, 05/15/2012	5,721

		10,388

	Consumer Cyclical - 0.7%
	DaimlerChrysler NA Holdings Corp.
5,400	5.88%, 03/15/2011	5,382
9,550	6.50%, 11/15/2013	9,320
	Federated Retail Holdings, Inc.
3,084	5.90%, 12/01/2016	2,542
	Lowe’s Co., Inc.
6,475	6.65%, 09/15/2037	6,210
	SCL Term Aereo Santiago S.A.
9,504	6.95%, 07/01/2012 ■	10,111

		33,565

	Consumer Staples - 1.2%
	Cargill, Inc.
6,015	5.60%, 09/15/2012 ■	5,943
	Coca-Cola Enterprises, Inc.
500	8.50%, 02/01/2022	576
	ConAgra Foods, Inc.
6,537	7.88%, 09/15/2010	6,898
	Diageo Capital plc
9,825	4.38%, 05/03/2010	9,888
	Kraft Foods, Inc.
6,275	6.25%, 06/01/2012	6,308
	PepsiAmericas, Inc.
13,400	6.38%, 05/01/2009	13,474
	Procter & Gamble Co.
11,715	9.36%, 01/01/2021	14,478
	Weyerhaeuser Co.
2,975	7.38%, 03/15/2032	2,609

		60,174

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Energy - 0.3%
	Atmos Energy Corp.
$5,875	6.35%, 06/15/2017	$5,528
	Weatherford International Ltd.
11,000	5.95%, 06/15/2012	11,007

		16,535

	Finance - 7.9%
	Ace INA Holdings, Inc.
9,800	5.88%, 06/15/2014	9,623
	American Express Centurion Bank
12,670	6.00%, 09/13/2017	10,602
	American International Group, Inc.
1,200	6.25%, 03/15/2037	192
	AXA Financial, Inc.
15,000	7.00%, 04/01/2028	13,977
	Bank of America Corp.
10,000	5.88%, 02/15/2009	9,893
	Bank of New York Mellon Corp.
6,345	4.95%, 11/01/2012	6,033
	Berkshire Hathaway Finance Corp.
5,500	4.85%, 01/15/2015	5,360
	Brandywine Operating Partnership
9,585	6.00%, 04/01/2016	8,160
	Capital One Bank
3,750	6.50%, 06/13/2013	3,194
	Capital One Capital IV
4,125	6.75%, 02/17/2037	1,994
	Capital One Financial Corp.
3,900	5.70%, 09/15/2011	3,454
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	8,677
	CIT Group, Inc.
5,995	7.63%, 11/30/2012 ▼	3,803
	Citigroup, Inc.
6,500	3.63%, 02/09/2009	6,363
8,800	6.00%, 10/31/2033	5,910
1,000	6.50%, 01/18/2011	970
	COX Communications, Inc.
9,000	5.45%, 12/15/2014	8,386
	Credit Suisse First Boston USA, Inc.
8,920	4.88%, 01/15/2015	7,963
	Developers Diversified Realty Corp.
7,900	5.38%, 10/15/2012	7,182
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017	5,221
	Eaton Vance Corp.
3,180	6.50%, 10/02/2017	3,116
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,068
	General Electric Capital Corp.
12,000	6.75%, 03/15/2032	10,016
	Genworth Financial, Inc.
8,000	6.15%, 11/15/2066	3,503
	Goldman Sachs Group, Inc.
11,000	5.30%, 02/14/2012	9,914
6,000	5.63%, 01/15/2017	4,259
6,000	6.45%, 05/01/2036	3,916
	Health Care Properties
9,780	6.00%, 01/30/2017	7,818
	HSBC Bank USA
11,550	3.88%, 09/15/2009	11,300
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	11,278
	International Lease Finance Corp.
10,500	5.00%, 09/15/2012	7,713
6,350	5.63%, 09/15/2010	4,270
	Jackson National Life Insurance Co.
12,650	8.15%, 03/15/2027 ■	12,772
	John Deere Capital Corp.
8,320	4.88%, 10/15/2010	8,366
	JP Morgan Chase & Co.
10,375	5.13%, 09/15/2014	9,246
	KeyCorp Capital II
750	6.88%, 03/17/2029	498
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	6,994
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ▼ ■	7,816
	Liberty Property L.P.
1,325	6.63%, 10/01/2017	1,184
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	9,154
1,000	6.40%, 08/28/2017	865
	Morgan Stanley
13,000	5.38%, 10/15/2015	8,057
	National City Corp.
4,250	6.88%, 05/15/2019	1,940
	New England Mutual Life Insurance Co.
30,000	7.88%, 02/15/2024 ■	29,935
	Prologis Trust
6,500	5.63%, 11/15/2016	5,537
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	7,160
3,500	5.80%, 06/15/2012	3,488
	Realty Income Corp.
4,830	6.75%, 08/15/2019	4,357
	Republic New York Capital I
500	7.75%, 11/15/2006	453
	Santander Central Hispano Issuances Ltd.
1,250	7.63%, 11/03/2009	1,262
	Simon Property Group L.P.
15,100	6.10%, 05/01/2016	13,785
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	3,278
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	5,307
	Torchmark Corp.
14,600	8.25%, 08/15/2009	15,061
	UnitedHealth Group, Inc.
2,500	5.50%, 11/15/2012	2,390
	US Bank NA
9,900	4.95%, 10/30/2014	9,591
	Wachovia Corp.
10,000	5.25%, 08/01/2014	6,132
	WEA Finance LLC
5,000	7.13%, 04/15/2018 ■	4,495
	Wells Fargo Bank NA
13,000	4.75%, 02/09/2015	11,693

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Wells Fargo Bank NA (continued)
$1,000	6.45%, 02/01/2011	$1,015
	Willis North America, Inc.
2,760	5.63%, 07/15/2015	2,522
2,910	6.20%, 03/28/2017	2,530

		405,011

	Health Care - 0.8%
	AstraZeneca plc
6,330	5.40%, 09/15/2012	6,360
	Becton, Dickinson & Co.
9,000	6.70%, 08/01/2028	9,028
	CVS Corp.
7,725	6.13%, 08/15/2016	7,463
	Schering-Plough Corp.
9,000	5.55%, 12/01/2013	8,703
	Wyeth
8,000	7.25%, 03/01/2023	8,357

		39,911

	Services - 0.6%
	Comcast Corp.
15,000	5.90%, 03/15/2016	13,748
	Time Warner, Inc.
5,530	5.50%, 11/15/2011	5,309
	Viacom, Inc.
10,020	6.88%, 04/30/2036	8,033
	Wyndham Worldwide Corp.
3,100	6.00%, 12/01/2016	2,645

		29,735

	Technology - 1.5%
	AT&T, Inc.
2,510	6.80%, 05/15/2036 ‡	2,212
	BellSouth Telecommunications
10,000	6.38%, 06/01/2028	8,597
650	7.00%, 12/01/2095	532
	Deutsche Telekom International Finance B.V.
8,500	8.75%, 06/15/2030	8,220
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,206
	General Electric Co.
12,925	5.00%, 02/01/2013	11,904
	Hewlett-Packard Co.
2,690	5.25%, 03/01/2012	2,723
	Intuit, Inc.
7,900	5.40%, 03/15/2012	7,421
	SBC Communications
4,825	6.45%, 06/15/2034	4,140
	Siemens Finance
7,325	5.75%, 10/17/2016 ■	7,107
	Time Warner Cable, Inc.
4,580	5.85%, 05/01/2017	4,035
	Verizon Communications, Inc.
5,000	5.35%, 02/15/2011	5,025
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	520
9,500	7.75%, 12/01/2030	8,975

		77,617

	Transportation - 0.3%
	Continental Airlines, Inc.
4,140	5.98%, 04/19/2022	3,188
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	8,272
3,393	6.15%, 08/01/2022	3,105

		14,565

	Utilities - 1.2%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	4,252
	Enel Finance International
4,045	6.80%, 09/15/2037 ■	3,971
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	7,332
	Kinder Morgan Energy Partners L.P.
10,000	6.95%, 01/15/2038	8,570
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	5,974
	Northern Border Pipeline Co.
9,285	7.75%, 09/01/2009	9,561
	Northern States Power Co.
6,750	6.20%, 07/01/2037	6,163
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	6,931
	Taqa Abu Dhabi National Energy Co.
3,200	5.62%, 10/25/2012 ■	3,103
3,335	5.88%, 10/27/2016 ■	3,044
	TransCanada Pipelines Ltd.
750	6.49%, 01/21/2009	756

		59,657

	Total corporate bonds: investment grade (Cost $835,229)	$747,158

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.0%
	Finance - 0.0%
	Lehman Brothers Holdings, Inc.
$11,000	5.25%, 02/06/2012R	$1,375

	Total corporate bonds: non-investment grade (Cost $10,790)	$1,375

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.4%
	Oregon School Boards Association, Taxable Pension
$10,000	4.76%, 06/30/2028	$9,200
	State of Illinois, Taxable Pension
10,000	5.10%, 06/01/2033	9,359

	Total municipal bonds (Cost $19,889)	$18,559

U.S. GOVERNMENT AGENCIES - 3.8%
	Federal Home Loan Mortgage Corporation - 1.2%
	Mortgage Backed Securities:
$2,000	5.50%, 2038 *	$1,989
41,436	6.50%, 2035 - 2036	42,543

		44,532

	Notes:
14,540	4.75%, 2011	15,033

	Remic — Pac’s:
741	2.50%, 2013	740

		60,305

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association - 0.5%
	Mortgage Backed Securities:
$21,948	5.50%, 2036 - 2037	$21,905
47	6.50%, 2036	48
54	6.50%, 2038 *	56

		22,009

	Notes:
5,380	3.88%, 2013 ▼	5,367

		27,376

	Government National Mortgage Association - 1.2%
	Mortgage Backed Securities:
39,199	5.50%, 2037 ▼	39,299
7,789	6.00%, 2024 - 2035	7,937
2,695	6.50%, 2026 - 2035	2,777
10,002	7.00%, 2031 - 2033 ▼	10,510
1,583	8.00%, 2026 - 2031	1,737
95	9.00%, 2016 - 2022	104

	Remic – Pac’s:
93	7.50%, 2035	99

		62,463

	Other Government Agencies - 0.9%
	Small Business Administration Participation Certificates:
33,323	8.95%, 2022	43,017

	Total U.S. government agencies (Cost $185,272)	$193,161

U.S. GOVERNMENT SECURITIES - 8.1%
	Other Direct Federal Obligations - 2.7%
	Federal Financing Corporation:
$6,500	5.24%, 2013 ○	$5,415
11,117	5.25%, 2013 ○	9,233

		14,648

	Federal Home Loan Bank:
6,000	4.88%, 2011	6,200

	Tennessee Valley Authority:
64,300	4.38%, 2015	64,219
50,000	6.00%, 2013	54,152

		118,371

		139,219

	U.S. Treasury Securities - 5.4%
	U.S. Treasury Bonds:
33,650	6.25%, 2023 ▼	40,404

	U.S. Treasury Notes:
42,000	2.38%, 2010 ▼	42,321
58,300	3.50%, 2010 ▼	59,603
60,000	3.88%, 2018 ▼	60,394
40,135	4.13%, 2010 ▼	41,775
13,000	4.50%, 2017 ▼	13,700
6,425	4.63%, 2016	6,848
9,950	4.75%, 2012 ▼	10,692

		235,333

		275,737

	Total U.S. government securities (Cost $402,796)	$414,956

	Total long-term investments (Cost $5,925,396)	$5,047,786

SHORT-TERM INVESTMENTS - 11.6%
	Repurchase Agreements - 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $7,966, collateralized by FHLMC 5.50%, 2033, value of $8,125)
$7,965	2.25% dated 09/30/2008	$7,965

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $9,653, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $9,845)

9,652	1.50% dated 09/30/2008	9,652

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,507, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $2,557)

2,507	2.25% dated 09/30/2008	2,507
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $22,983, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $23,442)
22,982	1.75% dated 09/30/2008	22,982
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $86, collateralized by U.S. Treasury Note 4.50%, 2012, value of $87)
86	0.10% dated 09/30/2008	86

		43,192

Shares
	Securities Purchased with Proceeds from Security Lending - 10.8%
	Cash Collateral Reinvestment Fund:
550,165	Goldman Sachs FS Prime Obligation/Institutional Fund		550,165

	Total short-term investments (Cost $593,357)		$593,357

	Total investments (Cost $6,518,753) ▲	110.5%	$5,641,143
	Other assets and liabilities	(10.5)%	(534,266)

	Total net assets	100.0%	$5,106,877

Hartford Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.67% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $6,558,286 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$51,046
Unrealized Depreciation	(968,189)

Net Unrealized Depreciation	$(917,143)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $11,017, which represents 0.22% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

☼	Debt security in default due to bankruptcy.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $127,109, which represents 2.49% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2008 was $2,070.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	11,241	Buck Holdings L.P.	$11,253
04/2008	524	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	4,194	Washington Mutual, Inc. Private Placement	36,700
The aggregate value of these securities at September 30, 2008 was $11,017 which represents 0.22% of total net assets.

Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$118,317	$118,434	12/03/08	$(117)
Euro (Sell)	236,633	246,172	12/03/08	9,539
Japanese Yen (Buy)	1,401	1,416	10/03/08	(15)

				$9,407

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 95.8%
	Automobiles & Components - 2.7%
35,754	Ford Motor Co. ● ▼	$185,920
1,239	Michelin (C.G.D.E.) Class B	80,263
442	TRW Automotive Holdings Corp. ● ▼	7,027

		273,210

	Banks - 1.8%
371	Banco Itau Holding Financeira S.A. ADR	6,490
161	BNP Paribas	15,343
277	Comerica, Inc.	9,072
343	HDFC Bank Ltd.	29,163
1,332	HSBC Holding plc	21,543
757	Huntington Bancshares, Inc. ▼	6,048
2,780	Royal Bank of Scotland Group plc	8,969
49	Signature Bank ●	1,695
1,851	Sovereign Bancorp, Inc. ▼	7,311
3,194	Standard Chartered plc	78,601
469	Washington Mutual, Inc. Private Placement † ⌂	33

		184,268

	Capital Goods - 10.7%
832	ABB Ltd. ADR	16,149
161	Aecom Technology Corp. ●	3,923
68	Alliant Techsystems, Inc. ● ▼	6,397
199	Babcock & Brown Air Ltd. ▼	1,862
3,033	Boeing Co. ▼	173,960
609	C&D Technologies, Inc. ● ▼	3,461
1,665	Capstone Turbine Corp. ● ▼	2,148
500	Capstone Turbine Corp.	645
244	Caterpillar, Inc. ▼	14,554
127	Chicago Bridge & Iron Co. N.V.	2,443
53	Cummins, Inc.	2,313
148	Danaher Corp. ▼	10,243
190	Deere & Co.	9,425
98	Dover Corp.	3,982
313	Emerson Electric Co.	12,784
220	Energy Conversion Devices, Inc. ● ▼	12,803
493	Energy Focus, Inc. ● ▼	1,134
1,042	Evergreen Solar, Inc. ● ▼	5,750
48	First Solar, Inc. ●	9,087
47	Flowserve Corp.	4,181
144	Fluor Corp.	8,035
32	Gamesa Corporacion Tecnologica S.A.	1,079
89	General Dynamics Corp.	6,545
15,058	General Electric Co.	383,969
194	Genesis Lease Ltd. ADR	1,694
5,100	Hansen Transmissions ●	21,264
316	Honeywell International, Inc.	13,126
96	Jacobs Engineering Group, Inc. ●	5,225
54	Joy Global, Inc.	2,415
137	Kennametal, Inc.	3,713
143	Lockheed Martin Corp.	15,727
387	Mitsui & Co., Ltd.	4,806
42	Precision Castparts Corp.	3,340
2,773	Raytheon Co.	148,356
58	Siemens AG	5,410
217	Sunpower Corp. ●	14,968
149	Sunpower Corp. ● ▼	10,564
1,117	Suntech Power Holdings Co., Ltd. ADR ● ▼	40,064
33	Textron, Inc.	966
38	United Technologies Corp.	2,293
939	Vestas Wind Systems A/S ●	82,002
838	Wolseley plc	6,335

		1,079,140

	Commercial & Professional Services - 0.5%
148	American Ecology Corp. ▼	4,103
393	Corrections Corp. of America ●	9,769
108	Hill International, Inc. ●	1,494
286	Mobile Mini, Inc. ● ▼	5,532
1,870	Monster Worldwide, Inc. ● ▼	27,876

		48,774

	Consumer Durables & Apparel - 0.9%
86	Coach, Inc. ●	2,158
1,268	Liz Claiborne, Inc. ▼	20,837
166	MDC Holdings, Inc. ▼	6,056
3,000	Newell Rubbermaid, Inc.	51,780
153	NIKE, Inc. Class B	10,202
2	NVR, Inc. ●	1,401
147	Pulte Homes, Inc. ▼	2,048

		94,482

	Consumer Services - 0.4%
92	Apollo Group, Inc. Class A ● ▼	5,444
312	Ctrip.Com International Ltd. ADR	12,027
21	ITT Educational Services, Inc. ● ▼	1,723
14,318	Shangri-La Asia Ltd.	20,513

		39,707

	Diversified Financials - 8.6%
47	Affiliated Managers Group, Inc. ● ▼	3,852
749	African Bank Investments Ltd.	2,314
6,863	Bank of America Corp.	240,212
371	BM & F Bovespa S.A.	1,636
179	Capital One Financial Corp. ▼	9,114
727	CIT Group, Inc. ▼	5,063
277	Citigroup, Inc.	5,688
556	Deutsche Boerse AG	50,861
4,400	European Capital Ltd.	21,376
1,745	Goldman Sachs Group, Inc.	223,373
309	Invesco Ltd.	6,476
687	JP Morgan Chase & Co.	32,092
1,911	Julius Baer Holding Ltd.	95,005
269	Merrill Lynch & Co., Inc.	6,801
2,464	Morgan Stanley	56,660
319	MSCI, Inc. ●	7,656
328	Oaktree Capital ● ■	9,184
100	ORIX Corp.	12,521
279	PennantPark Investment Corp.	2,064
477	TD Ameritrade Holding Corp. ●	7,724
1,193	UBS AG ●	20,388
2,877	UBS AG ADR ● ▼	50,471

		870,531

	Energy - 12.5%
4,184	Acergy S.A.	42,299
54	Anadarko Petroleum Corp.	2,629
188	Apache Corp.	19,553
1,150	Arch Coal, Inc.	37,833
138	Baker Hughes, Inc.	8,379

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
305	Brasil EcoDiesel Industria ●	$219
5,030	Cameco Corp. ▼	112,230
220	Canadian Natural Resources Ltd.	15,063
317	Canadian Natural Resources Ltd. ADR	21,682
1,489	Chesapeake Energy Corp. ▼	53,374
1,356	Consol Energy, Inc.	62,261
86	Diamond Offshore Drilling, Inc. ▼	8,856
1,139	Dockwise Ltd. ●	2,156
73	Dril-Quip, Inc. ● ▼	3,180
859	EnCana Corp.	56,429
569	EOG Resources, Inc.	50,885
166	Exxon Mobil Corp.	12,853
140	Forest Oil Corp. ●	6,949
3,491	Halliburton Co.	113,086
959	Hess Corp.	78,676
991	Karoon Gas Australia Ltd. ●	3,051
1,935	Lundin Petroleum Ab ●	16,165
187	Marathon Oil Corp.	7,472
236	Massey Energy Co.	8,429
281	National Oilwell Varco, Inc. ●	14,120
368	Newfield Exploration Co. ●	11,763
288	Noble Energy, Inc.	16,015
2,267	OAO Gazprom Class S ADR	70,180
1,295	Occidental Petroleum Corp.	91,268
1,649	OMV AG	69,520
115	Peabody Energy Corp. ▼	5,193
45	Petroleo Brasileiro S.A. ADR	1,987
178	SBM Offshore N.V.	3,817
2,608	Seadrill Ltd.	54,027
112	Smith International, Inc.	6,568
33	Suncor Energy, Inc. ADR	1,399
493	Talisman Energy, Inc.	7,010
140	Total S.A. ADR	8,507
86	Transocean, Inc.	9,412
213	Ultra Petroleum Corp. ●	11,782
1,722	USEC, Inc. ● ▼	9,316
1,194	Weatherford International Ltd. ●	30,027
2,177	XTO Energy, Inc.	101,261

		1,266,881

	Finance - 0.0%
16	Arch Capital Group Ltd. ●	1,147

	Food & Staples Retailing - 0.5%
264	Wal-Mart Stores, Inc.	15,829
1,811	Whole Foods Market, Inc. ▼	36,264

		52,093

	Food, Beverage & Tobacco - 3.2%
322	Carlsberg A/S Class B	24,528
3,769	Chaoda Modern Agriculture	3,183
3,315	Cosan Ltd. — Rights	—
3,318	Cosan Ltd. ●	26,470
590	Cosan S.A. Industria Community or Commercial — Rights	115
2,925	Cosan S.A. Industria E Comercio ●	19,979
426	Dean Foods Co. ● ▼	9,942
176	Groupe Danone	12,477
965	Imperial Tobacco Group plc	30,977
2	Japan Tobacco, Inc.	7,704
14,170	Marine Harvest ●	7,071
2,561	Nestle S.A.	110,646
282	PepsiCo, Inc.	20,084
354	Philip Morris International, Inc.	17,037
753	SABMiller plc	14,707
267	Smithfield Foods, Inc. ● ▼	4,245
491	Unilever N.V. NY Shares ADR	13,813

		322,978

	Health Care Equipment & Services - 4.9%
1,272	ATS Medical, Inc. ● ▼	3,677
239	Becton, Dickinson & Co.	19,206
66	Cie Generale d’Optique Essilor International S.A. ●	3,320
472	Coventry Health Care, Inc. ●	15,367
115	Covidien Ltd.	6,204
279	Humana, Inc. ●	11,499
19	Intuitive Surgical, Inc. ● ▼	4,541
1,805	McKesson Corp. ▼	97,165
2,706	Medtronic, Inc.	135,561
6,894	UnitedHealth Group, Inc.	175,030
249	Varian Medical Systems, Inc. ●	14,202
402	Volcano Corp. ●	6,947
149	Zoll Medical Corp. ● ▼	4,862

		497,581

	Household & Personal Products - 0.6%
177	Avon Products, Inc. ▼	7,341
2,072	Bare Escentuals, Inc. ● ▼	22,520
61	Herbalife Ltd.	2,403
145	L’Oreal S.A.	14,241
231	Procter & Gamble Co.	16,119

		62,624

	Insurance - 3.4%
5,047	ACE Ltd.	273,194
319	Allianz SE	43,776
152	Everest Re Group Ltd.	13,135
232	Fidelity National Financial, Inc.	3,412
107	First American Financial Corp.	3,154
141	Platinum Underwriters Holdings Ltd.	5,013

		341,684

	Materials - 7.9%
38	Agrium U.S., Inc. ▼	2,148
4,045	Alcoa, Inc.	91,343
1,124	Aracruz Celulose S.A. ADR ▼	41,269
43	ArcelorMittal ADR ▼	2,123
578	BHP Billiton Ltd. ADR	30,058
614	BHP Billiton plc	13,915
71	Celanese Corp. ▼	1,980
451	Cleveland-Cliffs, Inc.	23,900
4,000	Companhia Vale do Rio Doce ADR ▼	76,600
166	FMC Corp.	8,531
582	Freeport-McMoRan Copper & Gold, Inc. ▼	33,040
327	Impala Platinum Holdings Ltd.	6,675
464	Makhteshim-Agan Industries Ltd.	2,957
42	Monsanto Co.	4,118
88	Mosaic Co.	5,965
345	Owens-Illinois, Inc. ●	10,152
678	Potash Corp. of Saskatchewan, Inc.	89,503
1,550	Praxair, Inc.	111,218

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
415	Rexam plc	$2,951
772	Smurfit-Stone Container Corp. ● ▼	3,629
684	Solutia, Inc. ●	9,583
191	Steel Dynamics, Inc.	3,256
66	Syngenta AG ADR	2,806
2,547	Teck Cominco Ltd. Class B	72,329
567	United States Steel Corp.	43,982
1,808	Uranium One, Inc. ●	3,906
4,623	Vedanta Resources plc	96,896
43	Xstrata plc	1,337
53	Yara International ASA	1,898

		798,068

	Media - 3.3%
869	Comcast Corp. Class A	17,053
830	Comcast Corp. Special Class A ▼	16,366
211	DreamWorks Animation SKG, Inc. ●	6,627
1,131	Focus Media Holding Ltd. ADR ● ▼	32,250
30	Harvey Weinstein Master L.P. † ● ⌂	8,660
412	Marvel Entertainment, Inc. ● ▼	14,052
8,229	News Corp. Class A	98,662
379	R.H. Donnelley Corp. ● ▼	753
56	Scripps Networks Interactive Class A	2,048
6,574	Sirius XM Radio, Inc. ● ▼	3,747
223	Viacom, Inc. Class B ● ▼	5,534
614	Virgin Media, Inc. ▼	4,848
3,832	Walt Disney Co. ▼	117,613

		328,213

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
646	Abbott Laboratories	37,208
81	Alexion Pharmaceuticals, Inc. ● ▼	3,164
136	Alkermes, Inc. ● ▼	1,806
1,223	Amgen, Inc. ● ▼	72,511
626	Amylin Pharmaceuticals, Inc. ● ▼	12,648
152	Arena Pharmaceuticals, Inc. ● ▼	760
179	AstraZeneca plc ADR ▼	7,863
91	Auxilium Pharmaceuticals, Inc. ● ▼	2,958
115	Charles River Laboratories International, Inc. ● ▼	6,375
137	Cubist Pharmaceuticals, Inc. ● ▼	3,052
2,790	Elan Corp. plc ADR ● ▼	29,768
509	Eli Lilly & Co.	22,394
173	Genentech, Inc. ●	15,323
342	Genzyme Corp. ●	27,689
62	Icon plc ADR ●	2,352
315	Impax Laboratories, Inc. † ● ⌂	2,520
154	Invitrogen Corp. ● ▼	5,814
317	Johnson & Johnson	21,962
458	Merck & Co., Inc.	14,457
313	Mylan, Inc. ● ▼	3,579
3,414	Novavax, Inc. ● ▼	9,902
1,019	Novavax, Inc. Private Placement	2,956
179	PerkinElmer, Inc.	4,464
353	Pharmaceutical Product Development, Inc.	14,580
1,190	Roche Holding AG	186,250
10,955	Schering-Plough Corp.	202,343
48	Shionogi & Co., Ltd.	982
3,551	Teva Pharmaceutical Industries Ltd. ADR ▼	162,564
57	Theravance, Inc. ● ▼	704
437	Wyeth	16,128

		895,076

	Real Estate - 0.8%
546	British Land Co. plc	7,358
1,817	Brookfield Asset Management, Inc.	49,870
199	Simon Property Group, Inc. ▼	19,332

		76,560

	Retailing - 2.9%
84	Advance Automotive Parts, Inc.	3,316
62	AutoZone, Inc. ● ▼	7,659
181	Big Lots, Inc. ● ▼	5,048
29,056	Buck Holdings L.P. † ● ⌂	27,716
340	Dick’s Sporting Goods, Inc. ● ▼	6,665
284	Foot Locker, Inc.	4,588
132	Gap, Inc.	2,342
372	Home Depot, Inc.	9,631
291	Kohl’s Corp. ●	13,388
341	Nutri/System, Inc. ▼	6,036
568	OfficeMax, Inc.	5,050
8,284	Staples, Inc. ▼	186,387
443	TJX Cos., Inc. ▼	13,539
134	Zumiez, Inc. ● ▼	2,210

		293,575

	Semiconductors & Semiconductor Equipment - 2.1%
952	Altera Corp.	19,681
143	Applied Materials, Inc.	2,166
148	ASML Holding N.V.	2,591
109	Atheros Communications, Inc. ● ▼	2,568
3,840	Broadcom Corp. Class A ●	71,532
2,154	Intel Corp.	40,339
368	Lam Research Corp. ● ▼	11,603
115	LDK Solar Co., Ltd. ● ▼	3,452
469	Marvell Technology Group Ltd. ●	4,360
238	Maxim Integrated Products, Inc.	4,306
276	MEMC Electronic Materials, Inc. ●	7,808
374	ON Semiconductor Corp. ● ▼	2,529
3,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ▼	28,110
339	Varian Semiconductor Equipment Associates, Inc. ● ▼	8,523
168	Xilinx, Inc. ▼	3,930

		213,498

	Software & Services - 6.7%
130	Accenture Ltd. Class A	4,951
158	Adobe Systems, Inc. ●	6,217
438	Akamai Technologies, Inc. ● ▼	7,646
1,445	Amdocs Ltd. ●	39,559
896	Ariba, Inc. ● ▼	12,653
390	BMC Software, Inc. ●	11,157
215	CACI International, Inc. Class A ● ▼	10,792
904	Cadence Design Systems, Inc. ● ▼	6,108
204	Constant Contact, Inc. ●	3,489
49	Equinix, Inc. ● ▼	3,404
399	Giant Interactive Group, Inc. ADR ● ▼	2,655
284	Google, Inc. ●	113,840

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
137	Mastercard, Inc.	$24,276
2,000	McAfee, Inc. ●	67,920
2,069	Microsoft Corp.	55,233
343	ModusLink Global Solutions, Inc. ●	3,295
283	Netease.com, Inc. ●	6,448
6	Nintendo Co., Ltd.	2,672
6,107	Oracle Corp. ●	124,037
179	S.p.A. ADR ▼	9,553
237	S.p.A. ADR	12,637
52	SAVVIS, Inc. ● ▼	698
127	Shanda Interactive Entertainment Ltd. ADR ●	3,251
146	UbiSoft Entertainment S.A. ●	10,179
126	VeriSign, Inc. ● ▼	3,286
805	Visa, Inc.	49,384
3,037	Western Union Co.	74,933
208	Yahoo!, Inc. ●	3,597

		673,870

	Technology Hardware & Equipment - 8.8%
403	Apple, Inc. ●	45,691
316	Arrow Electronics, Inc. ●	8,283
253	Canon, Inc.	9,592
9,659	Cisco Systems, Inc. ●	217,900
844	Corning, Inc.	13,199
2,254	EMC Corp. ● ▼	26,960
424	Emulex Corp. ● ▼	4,527
1,743	Flextronics International Ltd. ●	12,342
97	FLIR Systems, Inc. ● ▼	3,719
1,775	Foxconn International Holdings Ltd. ●	794
2,519	Hewlett-Packard Co.	116,462
29,987	Hon Hai Precision Industry Co., Ltd.	107,406
1,505	International Business Machines Corp.	176,013
946	JDS Uniphase Corp. ● ▼	8,003
461	NetApp, Inc. ● ▼	8,400
141	Nice Systems Ltd. ●	3,852
301	Nokia Corp.	5,617
501	Nokia Oyj	9,343
369	QLogic Corp. ● ▼	5,660
887	Qualcomm, Inc.	38,096
1,008	Research In Motion Ltd. ●	68,894
284	Seagate Technology	3,442
75	Solar Cayman Ltd. † ● ⌂	1,020

		895,215

	Telecommunication Services - 1.9%
3,384	AT&T, Inc.	94,487
94	Brasil Telecom S.A. ADR ▼	2,046
72	Clearwire Corp. ● ▼	853
1,250	Metropcs Communications, Inc. ● ▼	17,491
4,000	MTN Group Ltd.	56,442
393	Orascom Telecom Holding SAE GDR	13,879
4,949	Vodafone Group plc	10,930

		196,128

	Transportation - 1.6%
461	British Airways plc	1,405
385	Burlington Northern Santa Fe Corp.	35,539
500	CSX Corp.	27,269
1,476	Delta Air Lines, Inc. ● ▼	10,999
577	Heartland Express, Inc. ▼	8,960
320	Hub Group, Inc. ● ▼	12,029
101	Kansas City Southern ● ▼	4,489
140	Norfolk Southern Corp.	9,283
3,916	Northwest Airlines Corp. ● ▼	35,361
124	Ryanair Holdings plc ADR ● ▼	2,779
13,092	Shun Tak Holdings Ltd. ▼	4,508
100	United Parcel Service, Inc. Class B	6,276
709	US Airways Group, Inc. ● ▼	4,277

		163,174

	Utilities - 0.3%
274	Exelon Corp.	17,177
149	Northeast Utilities ▼	3,827
217	Progress Energy, Inc.	9,355
83	UGI Corp. ▼	2,129

		32,488

	Total common stock (Cost $11,389,335)	$9,700,965

WARRANTS - 0.5%
	Banks - 0.0%
59	Washington Mutual, Inc. Private Placement † ⌂	$—

	Capital Goods - 0.0%
150	Capstone Turbine Corp. ⌂	—

	Materials - 0.3%
3,220	TATA Steel Ltd. ⌂	29,283

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂	—

	Utilities - 0.2%
5,567	Suzlon Energy Acc ● ⌂	18,029

	Total warrants (Cost $75,966)	$47,312

EXCHANGE TRADED FUNDS - 0.4%
	Other Investment Pools and Funds - 0.4%
439	Consumer Discretionary Select Sector SPDR Fund	$12,256
1,122	Financial Select Sector SPDR	22,319
68	S & P Mid-Cap 400 Depositary Receipts	8,897

	Total exchange traded funds (Cost $47,618)	$43,472

Principal
Amount
CORPORATE BONDS: INVESTMENT GRADE - 0.7%
	Finance - 0.7%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■ Δ	$31,030
	Morgan Stanley
31,920	4.75%, 04/01/2014	16,921
	UBS Luxembourg S.A.
26,500	6.23%, 02/11/2015	23,982

	Total corporate bonds: investment grade (Cost $101,207)	$71,933

	Total long-term investments (Cost $11,614,126)	$9,863,682

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 10.0%
	Repurchase Agreements - 1.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $26,442, collateralized by FHLMC 5.50%, 2033, value of $26,970)
$26,441	2.25% dated 09/30/2008	$26,441

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $32,042, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $32,681)

32,040	1.50% dated 09/30/2008	32,040

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8,322, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $8,488)

8,321	2.25% dated 09/30/2008	8,321
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $76,294, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $77,816)
76,290	1.75% dated 09/30/2008	76,290
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $285, collateralized by U.S. Treasury Note 4.50%, 2012, value of $290)
285	0.10% dated 09/30/2008	285

		143,377

Shares
	Securities Purchased with Proceeds from Security Lending - 8.6%
	Cash Collateral Reinvestment Fund:
869,547	Goldman Sachs FS Prime Obligation/Institutional Fund		869,547

	Total short-term investments (Cost $1,012,924)		$1,012,924

	Total investments (Cost $12,627,050) ▲	107.4%	$10,876,606
	Other assets and liabilities	(7.4)%	(750,038)

	Total net assets	100.0%	$10,126,568

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.62% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $12,670,680 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$346,301
Unrealized Depreciation	(2,140,375)

Net Unrealized Depreciation	$(1,794,074)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $39,949, which represents 0.39% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $40,214, which represents 0.40% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	29,056	Buck Holdings L.P.	$29,086
09/2008	150	Capstone Turbine Corp. Warrants	—
10/2005	30	Harvey Weinstein Master L.P. — Reg D	27,951
01/2007 - 11/2007	315	Impax Laboratories, Inc.	3,114
07/2008	510	Novavax, Inc. Warrants	—
03/2007	75	Solar Cayman Ltd.	1,121
06/2008 - 09/2008	5,567	Suzlon Energy Acc Warrants — 144A	25,246
07/2007 - 02/2008	3,220	TATA Steel Ltd. Warrants — 144A	50,720
04/2008	59	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	469	Washington Mutual, Inc. Private Placement	4,100
The aggregate value of these securities at September 30, 2008 was $87,261 which represents 0.86% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$39	$41	10/01/08	$(2)
British Pound (Buy)	9,667	10,013	10/01/08	(346)
British Pound (Sell)	1,276	1,322	10/01/08	46
British Pound (Sell)	1,246	1,272	10/02/08	26
British Pound (Sell)	1,233	1,233	10/03/08	—
British Pound (Sell)	11,935	13,170	10/31/08	1,235
British Pound (Buy)	8,330	8,175	12/05/08	155
British Pound (Sell)	8,330	8,265	12/05/08	(65)
Canadian Dollar (Sell)	1,598	1,625	10/02/08	27
Canadian Dollar (Buy)	95	95	10/03/08	—
Euro (Buy)	4,514	4,689	10/01/08	(175)
Euro (Sell)	1,186	1,217	10/01/08	31
Euro (Sell)	790	790	10/01/08	—
Euro (Sell)	705,862	718,617	12/19/08	12,755
Japanese Yen (Buy)	875	883	10/01/08	(8)
Norwegian Krone (Sell)	1,501	1,557	10/01/08	56
South African Rand (Buy)	587	599	10/03/08	(12)
Swiss Franc (Sell)	95	98	10/01/08	3

				$13,726

Hartford Capital Appreciation HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Country
as of September 30, 2008

Percentage of
Country	Net Assets
Australia	0.3%
Austria	0.7
Belgium	0.2
Brazil	1.7
Canada	4.9
China	0.9
Denmark	1.1
Egypt	0.1
Finland	0.2
France	1.4
Germany	1.4
Hong Kong	0.3
India	0.5
Ireland	0.4
Israel	1.7
Japan	0.4
Luxembourg	0.9
Netherlands	0.2
Norway	0.6
Russia	0.7
South Africa	0.7
Sweden	0.2
Switzerland	4.8
Taiwan	1.3
United Kingdom	3.0
United States	68.8
Short-Term Investments	10.0
Other Assets and Liabilities	(7.4)

Total	100.0%

Hartford Disciplined Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.3%
	Automobiles & Components - 0.3%
299	TRW Automotive Holdings Corp. ●	$4,762

	Capital Goods - 5.7%
330	Dover Corp.	13,394
79	L-3 Communications Holdings, Inc.	7,787
353	Lockheed Martin Corp.	38,757
241	Parker-Hannifin Corp.	12,754
77	Raytheon Co.	4,115

		76,807

	Commercial & Professional Services - 0.8%
255	Manpower, Inc.	11,014

	Diversified Financials - 5.3%
442	Bank of America Corp.	15,456
525	Capital One Financial Corp. ▼	26,760
464	Invesco Ltd.	9,743
251	JP Morgan Chase & Co.	11,722
106	Northern Trust Corp.	7,617

		71,298

	Energy - 11.4%
199	Chevron Corp.	16,430
254	ConocoPhillips Holding Co. Θ	18,620
271	Exxon Mobil Corp.	21,038
259	Halliburton Co.	8,392
312	Hess Corp.	25,625
700	Marathon Oil Corp.	27,913
523	Occidental Petroleum Corp.	36,853

		154,871

	Food & Staples Retailing - 4.0%
223	BJ’s Wholesale Club, Inc. ●	8,658
469	Supervalu, Inc.	10,186
598	Wal-Mart Stores, Inc.	35,790

		54,634

	Food, Beverage & Tobacco - 5.0%
307	General Mills, Inc.	21,118
219	PepsiCo, Inc.	15,637
639	Philip Morris International, Inc.	30,754

		67,509

	Health Care Equipment & Services - 7.3%
133	Aetna, Inc.	4,788
388	Covidien Ltd.	20,843
567	McKesson Corp.	30,527
334	Medtronic, Inc.	16,718
408	St. Jude Medical, Inc. ●	17,761
142	Universal Health Services, Inc. Class B	7,936

		98,573

	Insurance - 8.3%
451	Allied World Assurance Holdings Ltd.	16,009
588	Assurant, Inc.	32,356
579	Axis Capital Holdings Ltd.	18,354
385	Everest Re Group Ltd.	33,331
486	Unum Group	12,199

		112,249

	Materials - 2.1%
51	Freeport-McMoRan Copper & Gold, Inc.	2,888
117	Mosaic Co.	7,952
251	Nucor Corp.	9,914
267	Owens-Illinois, Inc. ●	7,847

		28,601

	Media - 2.9%
532	DirecTV Group, Inc. ● ▼	13,922
297	DISH Network Corp. ● Θ	6,241
604	Walt Disney Co.	18,537

		38,700

	Pharmaceuticals, Biotechnology & Life Sciences - 13.6%
263	Abbott Laboratories	15,132
470	Amgen, Inc. ●	27,869
340	Amylin Pharmaceuticals, Inc. ● ▼	6,875
1,055	Bristol-Myers Squibb Co.	21,995
178	Cephalon, Inc. ● ▼	13,817
639	Eli Lilly & Co.	28,144
753	Forest Laboratories, Inc. ●	21,295
418	Merck & Co., Inc.	13,179
610	Schering-Plough Corp.	11,257
281	Watson Pharmaceuticals, Inc. ●	8,011
458	Wyeth	16,919

		184,493

	Real Estate - 0.6%
587	Annaly Capital Management, Inc.	7,898

	Retailing - 4.3%
1,839	Gap, Inc. ▼	32,692
245	Staples, Inc. Θ	5,506
672	TJX Cos., Inc.	20,515

		58,713

	Semiconductors & Semiconductor Equipment - 1.3%
192	Broadcom Corp. Class A ●	3,585
256	Intel Corp.	4,797
277	Lam Research Corp. ● ▼	8,735

		17,117

	Software & Services - 9.4%
557	Accenture Ltd. Class A	21,181
482	Activision Blizzard, Inc. ●	7,434
471	BMC Software, Inc. ●	13,471
1,236	Microsoft Corp.	32,997
1,262	Oracle Corp. ●	25,629
1,086	Western Union Co.	26,779

		127,491

	Technology Hardware & Equipment - 8.8%
438	Avnet, Inc. ●	10,776
654	Corning, Inc.	10,229
770	Hewlett-Packard Co.	35,582
644	Ingram Micro, Inc. ●	10,355
139	International Business Machines Corp.	16,234
2	Nortel Networks Corp. ●	4
250	Qualcomm, Inc.	10,725
403	Seagate Technology	4,888
1,787	Xerox Corp.	20,606

		119,399

	Telecommunication Services - 2.7%
1,078	AT&T, Inc.	30,085
168	CenturyTel, Inc.	6,150

		36,235

Hartford Disciplined Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation - 1.2%
1,148	Southwest Airlines Co.	$16,663

	Utilities - 4.3%
127	Entergy Corp.	11,268
130	Exelon Corp.	8,122
359	FirstEnergy Corp.	24,076
306	FPL Group, Inc.	15,377

		58,843

	Total common stock (Cost $1,444,045)	$1,345,870

Principal
Amount
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $854, collateralized by FHLMC 5.50%, 2033, value of $871)
$853	2.25% dated 09/30/2008	$853

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,034, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $1,055)

1,034	1.50% dated 09/30/2008	1,034

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $269, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $274)

269	2.25% dated 09/30/2008	269
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,463, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $2,512)
2,463	1.75% dated 09/30/2008	2,463
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $9, collateralized by U.S. Treasury Note 4.50%, 2012, value of $9)
9	0.10% dated 09/30/2008	9

		4,628

Shares
Securities Purchased with Proceeds from Security Lending - 1.2%
Cash Collateral Reinvestment Fund:
15,640	Goldman Sachs FS Prime Obligation/Institutional Fund	15,640

Principal
Amount
	U.S. Treasury Bills - 0.1%
$2,000	1.58%, 10/16/2008 ○ □		1,999

	Total short-term investments (Cost $22,267)		$22,267

	Total investments (Cost $1,466,312) ▲	100.9%	$1,368,137
	Other assets and liabilities	(0.9)%	(12,292)

	Total net assets	100.0%	$1,355,845

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities rounds to zero percent of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $1,466,358 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$76,179
Unrealized Depreciation	(174,400)

Net Unrealized Depreciation	$(98,221)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.
Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro Futures	174	Long	Dec 2008	$(737)

*	The number of contracts does not omit 000’s.

Θ	At September 30, 2008, securities valued at $6,902 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
ConocoPhillips	390	$85.00	Oct 2008	$8	$39
DISH Network Corp.	641	30.00	Oct 2008	6	45
Staples	605	27.50	Oct 2008	6	25

				$20	$109

*	The number of contracts does not omit 000’s.

At September 30, 2008, cash of $744 was designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Freeport- McMoRan Copper & Gold, Inc.	124	$60.00	Oct 2008	$94	$38

*	The number of contracts does not omit 000’s.
+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Dividend and Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.5%
	Automobiles & Components - 0.8%
1,474	Honda Motor Co., Ltd. ADR ▼	$44,391

	Banks - 2.6%
1,236	Comerica, Inc.	40,535
312	M&T Bank Corp. ▼	27,837
587	PNC Financial Services Group, Inc.	43,864
961	Synovus Financial Corp. ▼	9,945
659	US Bancorp	23,723
1,554	Washington Mutual, Inc. Private Placement † ⌂	109

		146,013

	Capital Goods - 8.9%
1,538	Deere & Co.	76,151
5,856	General Electric Co.	149,335
642	Illinois Tool Works, Inc.	28,515
679	Lockheed Martin Corp.	74,455
1,467	Masco Corp.	26,309
355	PACCAR, Inc.	13,557
672	Parker-Hannifin Corp.	35,589
1,128	Pentair, Inc. ▼	38,978
463	Siemens AG ADR ▼	43,462
947	Spirit Aerosystems Holdings, Inc. ●	15,213

		501,564

	Commercial & Professional Services - 1.6%
58	Avery Dennison Corp.	2,562
1,009	Pitney Bowes, Inc.	33,553
1,751	Waste Management, Inc.	55,139

		91,254

	Consumer Services - 0.5%
1,422	Royal Caribbean Cruises Ltd. ▼	29,498

	Diversified Financials - 8.8%
4,073	Bank of America Corp.	142,544
1,240	Capital One Financial Corp. ▼	63,260
3,005	Citigroup, Inc.	61,626
105	Goldman Sachs Group, Inc.	13,425
1,398	JP Morgan Chase & Co.	65,268
1,358	Morgan Stanley	31,241
1,214	State Street Corp.	69,069
2,828	UBS AG ADR ● ▼	49,608

		496,041

	Energy - 17.0%
1,541	Anadarko Petroleum Corp.	74,744
736	BP plc ADR	36,920
2,661	Chevron Corp.	219,455
458	ConocoPhillips Holding Co.	33,563
799	El Paso Corp.	10,195
1,229	EnCana Corp.	80,760
2,085	Exxon Mobil Corp.	161,957
2,012	Marathon Oil Corp.	80,207
692	Schlumberger Ltd.	54,070
2,029	Total S.A. ADR	123,090
1,800	XTO Energy, Inc.	83,724

		958,685

	Food & Staples Retailing - 3.1%
1,756	Sysco Corp.	54,138
951	Walgreen Co.	29,455
1,560	Wal-Mart Stores, Inc.	93,446

		177,039

	Food, Beverage & Tobacco - 4.2%
1,787	Altria Group, Inc.	35,446
1,888	Nestle S.A. ADR	81,148
1,142	PepsiCo, Inc.	81,376
1,511	SABMiller plc ▼	29,247
431	Unilever N.V.	12,129

		239,346

	Health Care Equipment & Services - 2.5%
1,950	Medtronic, Inc.	97,685
1,707	UnitedHealth Group, Inc.	43,346

		141,031

	Household & Personal Products - 2.1%
830	Kimberly-Clark Corp.	53,798
959	Procter & Gamble Co.	66,840

		120,638

	Insurance - 3.7%
1,312	ACE Ltd.	71,030
1,267	Allstate Corp.	58,443
614	Marsh & McLennan Cos., Inc.	19,507
862	Prudential Financial, Inc.	62,028

		211,008

	Materials - 5.3%
901	Agrium U.S., Inc. ▼	50,545
1,363	Alcoa, Inc.	30,777
915	Barrick Gold Corp.	33,632
854	Dow Chemical Co.	27,124
1,931	E.I. DuPont de Nemours & Co.	77,824
2,484	International Paper Co.	65,028
1,049	Rhodia S.A.	15,913

		300,843

	Media - 4.0%
2,865	Comcast Corp. Class A	56,236
1,148	Comcast Corp. Special Class A	22,639
838	McGraw-Hill Cos., Inc.	26,483
1,193	New York Times Co. Class A ▼	17,041
2,478	Time Warner, Inc.	32,490
778	Viacom, Inc. Class B ●	19,322
1,621	Walt Disney Co.	49,745

		223,956

	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
1,284	Abbott Laboratories	73,956
1,399	AstraZeneca plc ADR ▼	61,375
2,749	Bristol-Myers Squibb Co.	57,308
2,866	Eli Lilly & Co.	126,199
1,456	Merck & Co., Inc.	45,951
1,205	Sanofi-Aventis S.A. ADR	39,612
4,439	Schering-Plough Corp.	81,994
538	Teva Pharmaceutical Industries Ltd. ADR ▼	24,626
1,536	Wyeth	56,754

		567,775

	Retailing - 1.3%
1,188	Limited Brands, Inc.	20,571

2,487	Staples, Inc.	55,946

		76,517

	Semiconductors & Semiconductor Equipment - 2.4%
1,975	Applied Materials, Inc.	29,880
1,395	ASML Holding N.V.	24,563
2,356	Intel Corp.	44,119
1,916	Maxim Integrated Products, Inc.	34,683

		133,245

	Software & Services - 3.2%
1,560	Accenture Ltd. Class A	59,280
1,325	Automatic Data Processing, Inc.	56,644
2,089	Microsoft Corp.	55,766
561	Total System Services, Inc.	9,200

		180,890

Hartford Dividend and Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment - 4.1%
905	Avent, Inc. ●	$22,285
1,419	International Business Machines Corp.	165,943
2	Nortel Networks Corp. ●	5
3,874	Xerox Corp.	44,664

		232,897

	Telecommunication Services - 4.8%
7,661	AT&T, Inc.	213,900
1,721	Verizon Communications, Inc.	55,241

		269,141

	Transportation - 2.0%
870	FedEx Corp.	68,788
3,061	Southwest Airlines Co.	44,414

		113,202

	Utilities - 5.5%
1,930	Dominion Resources, Inc.	82,553
1,303	Exelon Corp.	81,564
1,391	FPL Group, Inc.	69,967
1,425	PG&E Corp.	53,359
499	Veolia Environment ADR ▼	20,607

		308,050

	Total common stock (Cost $5,562,802)	$5,563,024

WARRANTS - 0.0%
	Banks - 0.0%
194	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $ - )	$—

	Total long-term investments (Cost $5,562,802)	$5,563,024

Principal
Amount
SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 0.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $9,807, collateralized by FHLMC 5.50%, 2033, value of $10,003)
$9,807	2.25% dated 09/30/2008	$9,807

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $11,884, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $12,121)

11,884	1.50% dated 09/30/2008	11,884

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3,086, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $3,148)

3,086	2.25% dated 09/30/2008	$3,086
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $28,297, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $28,862)
28,296	1.75% dated 09/30/2008	28,296
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $106, collateralized by U.S. Treasury Note 4.50%, 2012, value of $108)
105	0.10% dated 09/30/2008	105

		53,178

Shares
	Securities Purchased with Proceeds from Security Lending - 3.8%
	Cash Collateral Reinvestment Fund:
211,278	Goldman Sachs FS Prime Obligation/Institutional		$211,278

	Total short-term investments (Cost $264,456)		$264,456

	Total investments (Cost $5,827,258) ▲	103.2%	$5,827,480
	Other assets and liabilities	(3.2)%	(181,203)

	Total net assets	100.0%	$5,646,277

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.88% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $5,834,711 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$621,583
Unrealized Depreciation	(628,814)

Net Unrealized Depreciation	$(7,231)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $109, which represents 0.002% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
04/2008	194	Washington Mutual, Inc. Private Placement Warrants	$—
04/2008	1,554	Washington Mutual, Inc. Private Placement	13,600
The aggregate value of these securities at September 30, 2008 was $109 which represents 0.002% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Equity Income HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.9%
	Banks - 6.3%
99	PNC Financial Services Group, Inc.	$7,409
278	US Bancorp	10,024
101	Wells Fargo & Co.	3,783

		21,216

	Capital Goods - 6.7%
47	3M Co.	3,224
10	Eaton Corp.	551
433	General Electric Co.	11,052
104	PACCAR, Inc.	3,983
44	Schneider Electric S.A.	3,799

		22,609

	Commercial & Professional Services - 1.9%
16	Republic Services, Inc.	483
192	Waste Management, Inc.	6,046

		6,529

	Diversified Financials - 9.3%
354	Bank of America Corp.	12,391
110	Bank of New York Mellon Corp.	3,591
120	Citigroup, Inc.	2,453
279	JP Morgan Chase & Co.	13,034

		31,469

	Energy - 14.3%
115	BP plc ADR	5,760
181	Chevron Corp.	14,888
53	ConocoPhillips Holding Co.	3,898
173	Exxon Mobil Corp.	13,426
75	Marathon Oil Corp.	2,986
45	Royal Dutch Shell plc ADR ▼	2,549
76	Total S.A. ADR	4,587

		48,094

	Food & Staples Retailing - 0.7%
102	Supervalu, Inc.	2,203

	Food, Beverage & Tobacco - 10.8%
255	Altria Group, Inc.	5,058
143	ConAgra Foods, Inc.	2,788
43	Diageo plc ADR	2,968
55	General Mills, Inc.	3,755
27	Lorillard, Inc.	1,892
159	Nestle S.A. ADR	6,833
68	PepsiCo, Inc.	4,811
121	Philip Morris International, Inc.	5,831
92	Unilever N.V. NY Shares ADR	2,591

		36,527

	Health Care Equipment & Services - 1.0%
52	Baxter International, Inc.	3,436

	Household & Personal Products - 2.2%
113	Kimberly-Clark Corp.	7,340

	Insurance - 6.5%
143	ACE Ltd.	7,735
154	Allstate Corp.	7,107
130	Chubb Corp.	7,164

		22,006

	Materials - 5.6%
45	Air Products and Chemicals, Inc.	3,109
96	Dow Chemical Co.	3,043
73	E.I. DuPont de Nemours & Co.	2,950
129	International Paper Co.	3,365
59	PPG Industries, Inc.	3,442
424	Rexam plc	3,015

		18,924

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
110	Abbott Laboratories	6,328
212	Bristol-Myers Squibb Co.	4,420
49	Eli Lilly & Co.	2,171
74	GlaxoSmithKline plc ADR	3,212
471	Pfizer, Inc.	8,681
72	Wyeth	2,672

		27,484

	Real Estate - 1.2%
306	Host Hotels & Resorts, Inc.	4,067

	Retailing - 2.9%
134	Genuine Parts Co.	5,404
166	Home Depot, Inc.	4,298

		9,702

	Semiconductors & Semiconductor Equipment - 1.6%
282	Intel Corp.	5,282

	Software & Services - 2.1%
268	Microsoft Corp.	7,150

	Telecommunication Services - 5.8%
375	AT&T, Inc.	10,463
281	Verizon Communications, Inc.	9,025

		19,488

	Transportation - 1.3%
64	Norfolk Southern Corp.	4,244

	Utilities - 10.6%
110	American Electric Power Co., Inc.	4,066
146	Consolidated Edison, Inc.	6,268
191	Dominion Resources, Inc.	8,153
33	Entergy Corp.	2,946
171	FPL Group, Inc.	8,578
88	PG&E Corp.	3,284
66	SCANA Corp.	2,578

		35,873

	Total common stock (Cost $354,422)	$333,643

Principal
Amount
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 1.3%
Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $827, collateralized by FHLMC 5.50%, 2033, value of $844)
$827	2.25% dated 09/30/2008	$827

Hartford Equity Income HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,003, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $1,023)

$1,003	1.50% dated 09/30/2008	$1,003

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $260, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $266)

260	2.25% dated 09/30/2008	260
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,387, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $2,435)
2,387	1.75% dated 09/30/2008	2,387
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $9, collateralized by U.S. Treasury Note 4.50%, 2012, value of $9)
9	0.10% dated 09/30/2008	9

		4,486

Shares
	Securities Purchased with Proceeds from Security Lending - 0.8%
	Cash Collateral Reinvestment Fund:
2,497	Goldman Sachs FS Prime Obligation/Institutional		2,497

	Total short-term investments (Cost $6,983)		$6,983

	Total investments (Cost $361,405) ▲	101.0%	$340,626
	Other assets and liabilities	(1.0)%	(3,419)

	Total net assets	100.0%	$337,207

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.47% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $361,443 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,555
Unrealized Depreciation	(37,372)

Net Unrealized Depreciation	$(20,817)

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Fundamental Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 102.6%
	Banks — 1.3%
57	Banco Itau Holding Financeira S.A. ADR	$999

	Capital Goods — 7.7%
5	ABB Ltd. ADR	95
14	Caterpillar, Inc.	846
57	General Electric Co.	1,446
23	Honeywell International, Inc.	964
13	Precision Castparts Corp.	1,008
25	Terex Corp. ●	757
28	Tyco International Ltd.	981

		6,097

	Commercial & Professional Services — 0.6%
11	Manpower, Inc.	483

	Consumer Durables & Apparel — 3.1%
40	Coach, Inc. ●	996
22	NIKE, Inc. Class B	1,452

		2,448

	Diversified Financials — 2.8%
22	Capital One Financial Corp. ▼	1,127
3	Goldman Sachs Group, Inc.	384
16	JP Morgan Chase & Co.	738

		2,249

	Energy — 13.4%
27	Apache Corp.	2,847
9	Devon Energy Corp.	830
9	EOG Resources, Inc.	796
20	Halliburton Co.	651
67	Hercules Offshore, Inc. ● ▼	1,016
13	Hess Corp.	1,050
32	Marathon Oil Corp.	1,256
20	National Oilwell Varco, Inc. ●	1,025
19	Noble Corp.	825
4	Schlumberger Ltd.	289

		10,585

	Food & Staples Retailing — 2.5%
24	CVS/Caremark Corp.	791
19	Wal-Mart Stores, Inc.	1,156

		1,947

	Food, Beverage & Tobacco — 3.7%
18	PepsiCo, Inc.	1,247
35	Philip Morris International, Inc.	1,669

		2,916

	Health Care Equipment & Services — 9.3%
41	Coventry Health Care, Inc. ●	1,334
26	Covidien Ltd.	1,387
18	Medtronic, Inc.	907
36	St. Jude Medical, Inc. ●	1,548
47	Wellpoint, Inc. ●	2,203

		7,379

	Household & Personal Products — 1.6%
19	Procter & Gamble Co.	1,296

	Insurance — 1.6%
21	Aflac, Inc.	1,240

	Materials — 2.3%
11	ArcelorMittal ADR ▼	533
23	Freeport-McMoRan Copper & Gold, Inc.	1,325

		1,858

	Media — 1.1%
28	Walt Disney Co.	869

	Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
24	Abbott Laboratories	1,382
19	Amgen, Inc. ●	1,150
31	AstraZeneca plc ADR ▼	1,343
24	Elan Corp. plc ADR ●	257
24	Genzyme Corp. ●	1,957
18	Johnson & Johnson	1,268

		7,357

	Retailing — 5.6%
47	Gymboree Corp. ●	1,658
38	Kohl’s Corp. ●	1,765
46	Staples, Inc.	1,037

		4,460

	Semiconductors & Semiconductor Equipment — 1.1%
45	Intel Corp.	843

	Software & Services — 12.8%
53	Accenture Ltd. Class A	1,999
3	Google, Inc. ●	1,161
24	Infosys Technologies Ltd. ADR	783
108	Microsoft Corp.	2,885
99	Oracle Corp. ●	2,005
53	Western Union Co.	1,295

		10,128

	Technology Hardware & Equipment — 17.8%
12	Apple, Inc. ●	1,319
124	Cisco Systems, Inc. ●	2,797
113	Corning, Inc.	1,766
56	Hewlett-Packard Co.	2,585
18	International Business Machines Corp.	2,105
77	Nokia Corp.	1,432
25	Qualcomm, Inc.	1,053
15	Research In Motion Ltd. ●	1,011

		14,068

	Telecommunication Services — 3.0%
50	AT&T, Inc.	1,382
27	NII Holdings, Inc. Class B ●	1,013

		2,395

	Transportation — 1.1%
14	Norfolk Southern Corp.	914

	Utilities — 0.9%
12	Exelon Corp.	733

	Total common stock (Cost $92,895)	$81,264

Hartford Fundamental Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS — 3.1%
	Securities Purchased with Proceeds from Security Lending — 3.1%
	Cash Collateral Reinvestment Fund:
2,474	Goldman Sachs FS Prime Obligation/Institutional Fund		$2,474

	Total short-term investments (Cost $2,474)		$2,474

	Total investments (Cost $95,369) ▲	105.7%	$83,738
	Other assets and liabilities	(5.7)%	(4,537)

	Total net assets	100.0%	$79,201

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.15% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $95,591 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,540
Unrealized Depreciation	(13,393)

Net Unrealized Depreciation	$(11,853)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 52.2%
	Banks — 1.9%
52	National Bank of Greece	$2,090
37	Societe Generale Class A	3,354

		5,444

	Capital Goods — 6.8%
72	ABB Ltd.	1,392
29	Alstom RGPT	2,236
34	Danaher Corp. ‡	2,381
51	Gamesa Corporacion Tecnologica S.A.	1,737
22	General Dynamics Corp.	1,598
24	Lockheed Martin Corp.	2,599
21	Siemens AG	1,985
45	Sunpower Corp. ● ▼	3,220
30	Vestas Wind Systems A/S ●	2,651

		19,799

	Consumer Services — 1.1%
31	Las Vegas Sands Corp. ● ▼	1,123
102	Royal Caribbean Cruises Ltd.	2,117

		3,240

	Diversified Financials — 2.9%
24	Goldman Sachs Group, Inc. ‡	3,085
59	JP Morgan Chase & Co. ‡	2,736
51	Julius Baer Holding Ltd.	2,527

		8,348

	Energy — 5.3%
16	Diamond Offshore Drilling, Inc.	1,608
29	Hess Corp. ‡	2,364
5	Nabors Industries Ltd. ●	134
32	Schlumberger Ltd. ‡	2,530
117	Seadrill Ltd.	2,428
48	Suncor Energy, Inc.	1,964
38	Ultra Petroleum Corp. ●	2,081
48	XTO Energy, Inc.	2,242

		15,351

	Food, Beverage & Tobacco — 3.6%
48	Carlsberg A/S Class B	3,654
37	Groupe Danone	2,604
96	Nestle S.A.	4,167

		10,425

	Health Care Equipment & Services — 1.0%
68	St. Jude Medical, Inc. ●	2,953

	Household & Personal Products — 1.0%
59	Reckitt Benckiser Group plc	2,874

	Materials — 4.9%
171	BHP Billiton plc	3,868
46	Companhia Vale do Rio Doce ADR	879
36	Monsanto Co. ‡	3,603
17	Potash Corp. of Saskatchewan, Inc.	2,205
30	Praxair, Inc.	2,145
45	Xstrata plc	1,415

		14,115

	Media — 0.5%
56	Focus Media Holding Ltd. ADR ● ▼	1,585

	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
80	Allergan, Inc. ‡	4,135
26	Celgene Corp. ● ‡	1,633
98	CSL Ltd.	2,967
45	Gilead Sciences, Inc. ●	2,037
21	Roche Holding AG	3,342
71	Teva Pharmaceutical Industries Ltd. ADR	3,256
63	Wyeth	2,324

		19,694

	Semiconductors & Semiconductor Equipment — 0.5%
48	MEMC Electronic Materials, Inc. ●	1,365

	Software & Services — 6.3%
167	Electronic Arts, Inc. ● ‡	6,166
6	Google, Inc. ● ‡	2,403
8	Nintendo Co., Ltd.	3,266
225	Oracle Corp. ●	4,562
30	Visa, Inc.	1,817

		18,214

	Technology Hardware & Equipment — 3.9%
25	Apple, Inc. ● ‡	2,864
87	Cisco Systems, Inc. ●	1,956
57	Hewlett-Packard Co. ‡	2,631
455	Hon Hai Precision Industry Co., Ltd.	1,630
2	Nortel Networks Corp. ●	5
34	Research In Motion Ltd. ●	2,295

		11,381

	Telecommunication Services — 4.4%
92	American Tower Corp. Class A ● ‡	3,320
289	Metropcs Communications, Inc. ●	4,040
37	Millicom International Cellular S.A.	2,562
114	Telefonica S.A.	2,703

		12,625

	Transportation — 1.1%
24	FedEx Corp.	1,889
64	Ryanair Holdings plc ADR ● ▼	1,436

		3,325

	Utilities — 0.2%
98	Iberdrola Renovables ●	430

	Total common stock (Cost $167,448)	$151,168

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
	Finance — 3.3%
	ARMS II
$58	3.05%, 09/10/2034 Δ	$56
	Banc of America Commercial Mortgage, Inc.
660	5.35%, 09/10/2047 Δ	599
	Bank One Issuance Trust
500	2.60%, 06/15/2011 Δ	500
	Bear Stearns Commercial Mortgage Securities, Inc.
595	4.68%, 08/13/2039	551
450	5.61%, 11/15/2033	443

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Finance (continued)
		Capital One Prime Automotive Receivables Trust
	$422	2.51%, 04/15/2011 Δ	$420
		Collegiate Funding Services Education Loan Trust I
	225	3.77%, 09/28/2017 Δ	224
		Commercial Mortgage Asset Trust
	465	6.64%, 01/17/2032	465
		Crusade Global Trust
	126	2.88%, 06/17/2037 Δ	113
	38	2.94%, 01/16/2035 Δ	36
	50	2.99%, 01/17/2034 Δ	47
	87	3.07%, 09/18/2034 Δ	82
		CS First Boston Mortgage Securities Corp.
	450	3.94%, 05/15/2038	403
		European Loan Conduit
GBP	66	6.01%, 11/01/2029 ■ Δ	110
		Ford Credit Automotive Owner Trust
	798	2.82%, 06/15/2010 Δ	793
		GE Commercial Loan Trust
	395	2.85%, 07/19/2015 ■ Δ ‡	381
	29	2.85%, 04/19/2015 ■ Δ	29
		Goldman Sachs Mortgage Securities Corp. II
	110	3.01%, 03/06/2020 ■ Δ	96
		Gracechurch Mortgage Financing plc
	184	2.84%, 08/20/2032 ■ Δ	184
		Heller Financial Commercial Mortgage Asset
	587	7.75%, 01/17/2034	594
		Interstar Millennium Trust
	362	2.91%, 07/07/2034 Δ	346
		Lanark Master Issuer plc
	213	2.86%, 07/22/2032 ■ Δ	211
		Medallion Trust
	204	2.85%, 02/27/2039 Δ	191
	89	2.94%, 05/25/2035 Δ	79
	97	3.39%, 12/21/2033 Δ	92
		Morgan Stanley Capital I
	375	5.23%, 09/15/2042	342
		National RMBS Trust
	260	3.31%, 03/20/2034 Δ	248
		New Century Home Equity Loan Trust
	8	3.50%, 03/25/2035 Δ	7
		Nissan Automotive Receivables Owner Trust
	370	5.03%, 05/16/2011	369
		Nomura Asset Securities Corp.
	27	6.59%, 03/15/2030	27
		Prudential Commercial Mortgage Trust
	570	4.49%, 02/11/2036	524
		USAA Automotive Owner Trust
	442	5.04%, 04/15/2010 Δ	443
		Wachovia Bank Commercial Mortgage Trust
	514	2.60%, 07/15/2042 Δ	492
		Westpac Securitisation Trust
	$196	3.28%, 03/23/2036 Δ	$182

		Total asset & commercial mortgage backed securities (Cost $9,997)	$9,679

CORPORATE BONDS: INVESTMENT GRADE — 34.0%
		Basic Materials — 0.7%
		Bayer AG
EUR	550	5.19%, 05/25/2009 Δ	$773
GBP	350	5.63%, 05/23/2018	580
		Vale Overseas Ltd.
	770	6.25%, 01/23/2017 ‡	719

			2,072

		Capital Goods — 0.3%
		United Technologies Corp.
	595	2.88%, 06/01/2009 Δ ‡	594
		Xerox Corp.
	215	5.50%, 05/15/2012 ‡	205

			799

		Consumer Cyclical — 0.6%
		DaimlerChrysler NA Holdings Corp.
	485	4.88%, 06/15/2010 ‡	483
		Enterprise Inns plc
GBP	340	6.50%, 12/06/2018	555
		Home Depot, Inc.
	310	2.94%, 12/16/2009 Δ ‡	291
		Wal-Mart Stores, Inc.
	285	4.25%, 04/15/2013 ‡	280

			1,609

		Consumer Staples — 0.9%
		Anheuser-Busch Cos., Inc.
	170	5.50%, 01/15/2018 ‡	146
		Cia Brasileira de Bebidas
	130	8.75%, 09/15/2013 ‡	139
	300	10.50%, 12/15/2011 ‡	330
		Diageo Capital plc
	430	5.20%, 01/30/2013 ‡	428
		Kellogg Co.
	430	4.25%, 03/06/2013 ‡	415
	325	5.13%, 12/03/2012 ‡	324
		Philip Morris International, Inc.
	520	5.65%, 05/16/2018 ‡	481
	395	6.38%, 05/16/2038 ‡	347

			2,610

		Energy — 1.0%
		Anadarko Petroleum Corp.
	510	3.22%, 09/15/2009 Δ ‡	504
		ConocoPhillips
	470	4.40%, 05/15/2013 ‡	453
		ConocoPhillips Australia Funding Co.
	684	2.89%, 04/09/2009 Δ ‡	677
		EnCana Corp.
	655	5.90%, 12/01/2017 ‡	585
		Gaz Capital S.A.
EUR	120	5.88%, 06/01/2015	127
		Petrobras International Finance Co.
	225	5.88%, 03/01/2018 ‡	204
		XTO Energy, Inc.
	390	5.50%, 06/15/2018 ‡	345

			2,895

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance — 7.6%
		Ace INA Holdings, Inc.
	$435	5.70%, 02/15/2017 ‡	$398
		Allied World Assurance
	260	7.50%, 08/01/2016 ‡	229
		Aviva plc
	400	3.40%, 06/19/2017 Δ ‡	354
		Caterpillar Financial Services Corp.
	820	4.25%, 02/08/2013 ‡	767
	325	4.85%, 12/07/2012 ‡	316
		Citigroup, Inc.
	575	6.50%, 08/19/2013 ‡	511
		COX Communications, Inc.
	440	4.63%, 06/01/2013 ‡	407
		Credit Suisse New York
	745	5.00%, 05/15/2013 ‡	690
		Eaton Vance Corp.
	125	6.50%, 10/02/2017 ‡	123
		ERAC USA Finance Co.
	425	3.05%, 04/30/2009 ■ Δ ‡	424
		European Investment Bank
AUD	790	7.00%, 01/24/2012	638
		Goldman Sachs Group, Inc.
	275	5.13%, 01/15/2015 ‡	227
		HCP, Inc.
	565	6.70%, 01/30/2018 ‡	474
		Honda Canada Finance, Inc.
CAD	530	5.68%, 09/26/2012	490
		HSBC Holdings plc
	225	6.50%, 09/15/2037 ‡	191
	225	6.80%, 06/01/2038 ‡	191
		Institut Credito Oficial
AUD	850	5.50%, 03/08/2011	660
		International Lease Finance Corp.
	920	5.40%, 02/15/2012 ‡	682
		JP Morgan Chase & Co.
	740	4.75%, 05/01/2013 ‡	689
		JP Morgan Chase Bank NA
	555	6.00%, 10/01/2017 ‡	509
		Kreditanstalt fuer Wiederaufbau
	1,470	3.25%, 02/15/2011 ‡	1,481
EUR	975	4.38%, 10/11/2013	1,363
AUD	1,650	7.50%, 08/26/2011	1,345
		Metlife Global Funding
GBP	250	5.25%, 01/09/2014 ‡	414
		Mizuho Financial Group, Inc.
	525	5.79%, 04/15/2014 ■ ‡	530
		Morgan Stanley
	125	6.00%, 04/28/2015 ‡	85
		National Australia Bank Ltd.
EUR	505	4.50%, 06/23/2016 Δ	661
		National Rural Utilities Cooperative Finance Corp.
	750	5.50%, 07/01/2013 ‡	744
		New York Life Global Funding
EUR	535	3.75%, 10/19/2009	733
		Nordea Bank Finland plc
EUR	225	5.75%, 03/26/2014 Δ	316
		Northern Trust Co.
GBP	350	5.38%, 03/11/2015	581
		Oesterreichische Kontrollbank AG
	1,480	2.88%, 03/15/2011 ▼	1,473
		Principal Life Income Funding
	290	2.96%, 11/15/2010 Δ ‡	284
		RSHB Capital S.A.
	100	7.13%, 01/14/2014 ■ ‡	83
		Santander Central Hispano Issuances Ltd.
EUR	250	5.43%, 10/24/2017 Δ	322
		Southern Capital Corp.
	91	5.70%, 06/30/2022 ■ ‡	97
		Standard Chartered Bank
	425	6.40%, 09/26/2017 ■ ‡	393
		Temasek Financial I Ltd.
	1,505	4.50%, 09/21/2015 ■ ‡	1,433
		Unicredito Luxem Finance
	730	2.85%, 10/24/2008 ■ Δ ‡	730

			22,038

		Foreign Governments — 17.5%
		Australian Government
AUD	460	6.00%, 02/15/2017	379
		Belgium (Kingdom of)
EUR	2,525	4.37%, 12/18/2008 ○	3,526
		Bundesobligation
EUR	1,975	3.50%, 04/12/2013	2,759
		Caisse D’Amort Dette Soc.
EUR	1,850	4.50%, 09/04/2013	2,608
		Canadian Government
CAD	825	5.75%, 06/01/2033 ‡	952
		Denmark (Kingdom of)
DKK	2,125	4.00%, 11/15/2015	393
		Deutschland Bundesrepublic
EUR	210	3.50%, 01/04/2016	287
EUR	925	3.75%, 01/04/2009	1,304
EUR	5,800	4.25%, 07/04/2018	8,313
EUR	3,100	5.00%, 01/04/2012	4,537
EUR	2,675	5.25%, 07/04/2010	3,866
		French Government
EUR	6,555	3.50%, 07/12/2011	9,164
EUR	3,830	4.00%, 04/25/2013 ‡	5,381
EUR	250	4.25%, 04/25/2019	347
EUR	685	5.00%, 10/25/2016 ‡	1,013
		Japanese Government
JPY	178,700	1.40%, 09/20/2011	1,705
		Poland Government
PLN	580	6.25%, 10/24/2015	245
		Singapore Government
SGD	2,995	3.63%, 07/01/2014	2,198
		South Africa (Republic of)
ZAR	2,750	8.25%, 09/15/2017	320
		Swedish Government
SEK	2,545	4.50%, 08/12/2015	383
		United Mexican States
	1,000	3.49%, 01/13/2009 Δ ‡	999

			50,679

		Health Care — 1.5%
		Amgen, Inc.
	695	2.89%, 11/28/2008 Δ ‡	693

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Health Care (continued)
		AstraZeneca plc
	$710	5.40%, 09/15/2012 ‡	$713
		CVS Caremark Corp.
	375	3.11%, 06/01/2010 Δ ‡	359
	865	5.75%, 06/01/2017 ‡	808
		Glaxosmithkline Capital, Inc.
	520	5.65%, 05/15/2018 ‡	494
	515	6.38%, 05/15/2038 ‡	484
		Schering-Plough Corp.
EUR	700	5.38%, 10/01/2014	921

			4,472

		Services — 0.4%
		Comcast Corp.
	800	3.09%, 07/14/2009 Δ ‡	783
	530	5.45%, 11/15/2010 ‡	532

			1,315

		Technology — 1.9%
		AT&T, Inc.
	740	5.50%, 02/01/2018 ‡	659
		Cingular Wireless Services, Inc.
	475	7.88%, 03/01/2011 ‡	500
		General Electric Co.
	630	5.00%, 02/01/2013 ‡	580
		IBM Corp.
	230	5.70%, 09/14/2017 ‡	223
		OTE plc
EUR	390	5.38%, 02/14/2011	542
		Siemens Finance
	1,330	2.85%, 08/14/2009 ■ Δ ‡	1,328
		Telecom Italia Finance S.A.
EUR	225	6.58%, 07/30/2009 ‡	320
		Time Warner Cable, Inc.
	935	5.85%, 05/01/2017 ‡	824
		Verizon Communications, Inc.
	240	4.35%, 02/15/2013 ‡	224
		Verizon New England, Inc.
	375	6.50%, 09/15/2011 ‡	372

			5,572

		Transportation — 0.3%
		Burlington Northern Santa Fe Corp.
	525	5.75%, 03/15/2018 ‡	504
		CSX Corp.
	355	5.75%, 03/15/2013 ‡	338

			842

		Utilities — 1.3%
		CenterPoint Energy Resources Corp.
	205	6.00%, 05/15/2018 ‡	179
		E.On International Finance
	530	5.80%, 04/30/2018 ■ ‡	507
	530	6.65%, 04/30/2038 ■ ‡	515
		EDP Finance B.V.
	845	5.38%, 11/02/2012 ■ ‡	851
		Enel Finance International
	855	5.70%, 01/15/2013 ■ ‡	864
		MidAmerican Energy Co.
	340	5.30%, 03/15/2018 ‡	309
		NSTAR
	300	8.00%, 02/15/2010 ‡	314
		Virginia Electric & Power Co.
	185	5.95%, 09/15/2017 ‡	176

			3,715

		Total corporate bonds: investment grade (Cost $103,066)	$98,618

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.1%
		Consumer Cyclical — 0.1%
		D.R. Horton, Inc.
	$295	8.00%, 02/01/2009 ‡	$290

		Finance — 0.0%
		Lehman Brothers Holdings, Inc.
EUR	115	5.15%, 03/17/2011 ☼ Δ	18

		Total corporate bonds: non-investment grade (Cost $467)	$308

U.S. GOVERNMENT AGENCIES — 9.9%
		Federal Home Loan Mortgage Corporation — 4.1%
		Mortgage Backed Securities:
	$279	5.50%, 2019 — 2020 ‡	$282
	8,722	5.50%, 2038 *	8,676
	286	5.56%, 2029 Δ ‡	294

			9,252

		Notes:
	1,085	3.13%, 2010 ▼	1,085

		Remic — Pac’s:
	1,675	2.84%, 2036 Δ ‡	1,612

			11,949

		Federal National Mortgage Association — 5.1% Mortgage Backed Securities:
	944	4.78%, 2014 Δ ‡	927
	1,515	4.97%, 2013 ‡	1,497
	1,917	5.00%, 2019 — 2038	1,881
	2,104	5.00%, 2019 — 2035 ‡	2,101
	734	5.00%, 2038 *	715
	1,960	5.50%, 2034 — 2036	1,955
	2,524	5.50%, 2034 — 2036 ‡	2,519
	1,000	5.50%, 2038 *	997
	73	6.50%, 2013	76
	1,628	6.50%, 2036 ‡	1,671
	6	7.00%, 2029	6

			14,345

		Remic — Pac’s:
	359	3.61%, 2036 Δ	341

			14,686

		Government National Mortgage Association — 0.7% Mortgage Backed Securities:
	1,100	5.00%, 2035 ‡	1,081
	349	6.00%, 2028 — 2035 ‡	355
	54	6.50%, 2028 ‡	55
	42	8.00%, 2029 — 2030 ‡	45

			1,536

		Remic — Pac’s:
	342	7.50%, 2035	361

			1,897

		Total U.S. government agencies (Cost $28,622)	$28,532

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES — 2.8%
	U.S. Treasury Securities — 2.8%
	U.S. Treasury Bonds:
$540	4.50%, 2038	$558

	U.S. Treasury Notes:
4,800	2.00%, 2010 ‡	4,801
1,410	3.88%, 2018	1,419
240	4.63%, 2016 ‡	256
1,130	4.88%, 2009 □	1,159

		7,635

	Total U.S. government securities (Cost $8,221)	$8,193

	Total long-term investments (Cost $317,821)	$296,498

Shares
SHORT-TERM INVESTMENTS — 2.4%
	Securities Purchased with Proceeds from Security Lending — 2.4%
	Cash Collateral Reinvestment Fund:
6,929	Goldman Sachs FS Prime Obligation/Institutional Fund		$6,929

	Total short-term investments (Cost $6,929)		$6,929

	Total investments (Cost $324,750) ▲	104.7%	$303,427
	Other assets and liabilities	(4.7)%	(13,516)

	Total net assets	100.0%	$289,911

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.11% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $324,961 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,547
Unrealized Depreciation	(30,081)

Net Unrealized Depreciation	$(21,534)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

●	Currently non-income producing.

☼	Debt security in default due to bankruptcy.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $8,766, which represents 3.02% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2008 was $10,451.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
PLN	-	Polish New Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
ZAR	-	South African Rand

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.
Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	8	Short	Dec 2008	$9
5 Year U.S. Treasury Note	27	Short	Dec 2008	18
10 Year U.S. Treasury Note	111	Short	Dec 2008	82
90 Day Euro	89	Short	Dec 2008	138
Australian 3 Year Bond	39	Short	Dec 2008	(28)
Australian 10 Year Bond	7	Short	Dec 2008	(8)
Canadian 10 Year Bond	28	Short	Dec 2008	21
Euro Bond	8	Long	Dec 2008	(3)
Euro Bond	33	Short	Dec 2008	(23)
Euro BUXL 30 Year Bond	11	Long	Dec 2008	11
Euro-Schatz Future	17	Long	Dec 2008	18
Japan 10Y Bond Futures Contract	5	Short	Dec 2008	(2)
U.S. Long Bond	24	Short	Dec 2008	45

				$278

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$2,488	$2,468	12/17/08	$20
Australian Dollar (Buy)	5,006	5,208	12/17/08	(202)
Australian Dollar (Sell)	8,214	8,490	12/17/08	276
Australian Dollar (Sell)	2,452	2,434	12/17/08	(18)
British Pound (Sell)	380	394	10/01/08	14
British Pound (Buy)	344	358	10/24/08	(14)
British Pound (Sell)	344	346	10/24/08	2
British Pound (Buy)	6,490	6,394	12/17/08	96
British Pound (Buy)	731	747	12/17/08	(16)
British Pound (Sell)	962	983	12/17/08	21
British Pound (Sell)	8,972	8,844	12/17/08	(128)
Canadian Dollar (Buy)	3,391	3,367	12/17/08	24
Canadian Dollar (Buy)	1,401	1,416	12/17/08	(15)
Canadian Dollar (Sell)	664	680	12/17/08	16
Canadian Dollar (Sell)	5,488	5,443	12/17/08	(45)
Canadian Dollar (Buy)	139	143	12/18/08	(4)
Canadian Dollar (Sell)	139	137	12/18/08	(2)
Chilean Peso (Buy)	205	208	10/24/08	(3)
Chilean Peso (Sell)	133	133	10/24/08	—

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Chinese Renminbi (Buy)	303	306	12/17/08	$(3)
Chinese Renminbi (Buy)	1,775	1,815	09/02/09	(40)
Czech Koruna (Buy)	558	550	12/17/08	8
Czech Koruna (Buy)	457	467	12/17/08	(10)
Czech Koruna (Sell)	491	504	12/17/08	13
Czech Koruna (Sell)	636	630	12/17/08	(6)
Danish Krone (Sell)	462	472	12/17/08	10
Euro (Sell)	386	401	10/01/08	15
Euro (Sell)	123	126	10/02/08	3
Euro (Sell)	159	159	10/03/08	––
Euro (Buy)	395	393	12/17/08	2
Euro (Buy)	15,804	16,077	12/17/08	(273)
Euro (Sell)	16,335	16,522	12/17/08	187
Euro (Sell)	52,139	51,829	12/17/08	(310)
Euro (Buy)	359	374	12/19/08	(15)
Euro (Sell)	359	358	12/19/08	(1)
Euro (Buy)	264	273	09/02/09	(9)
Euro (Sell)	534	544	09/02/09	10
Hungarian Forint (Buy)	137	136	12/17/08	1
Hungarian Forint (Sell)	75	75	12/17/08	––
Indian Rupee (Buy)	217	216	10/24/08	1
Indian Rupee (Sell)	85	84	10/24/08	(1)
Israeli New Shekel (Buy)	43	42	12/17/08	1
Israeli New Shekel (Buy)	121	121	12/17/08	––
Israeli New Shekel (Sell)	86	84	12/17/08	(2)
Japanese Yen (Sell)	15	15	10/03/08	––
Japanese Yen (Buy)	336	337	12/11/08	(1)
Japanese Yen (Sell)	336	329	12/11/08	(7)
Japanese Yen (Buy)	4,961	4,867	12/17/08	94
Japanese Yen (Buy)	1,642	1,652	12/17/08	(10)
Japanese Yen (Sell)	376	380	12/17/08	4
Japanese Yen (Sell)	6,656	6,526	12/17/08	(130)
Malaysian Ringgit (Buy)	245	241	12/17/08	4
Malaysian Ringgit (Sell)	272	268	12/17/08	(4)
Mexican New Peso (Buy)	445	453	12/17/08	(8)
Mexican New Peso (Sell)	315	319	12/17/08	4
Mexican New Peso (Sell)	267	265	12/17/08	(2)
Mexican Peso (Buy)	$552	$569	12/17/08	$(17)
Mexican Peso (Sell)	264	271	12/17/08	7
New Romanian Leu (Buy)	1,133	1,181	12/17/08	(48)
New Romanian Leu (Sell)	2,404	2,498	12/17/08	94
New Zealand Dollar (Buy)	394	389	12/17/08	5
New Zealand Dollar (Buy)	228	228	12/17/08	––
New Zealand Dollar (Sell)	199	199	12/17/08	––
New Zealand Dollar (Sell)	417	415	12/17/08	(2)
Norwegian Krone (Buy)	3,897	3,997	12/17/08	(100)
Norwegian Krone (Sell)	3,410	3,475	12/17/08	65
Norwegian Krone (Sell)	409	407	12/17/08	(2)
Polish Zloty (Buy)	146	144	12/17/08	2
Polish Zloty (Sell)	266	272	12/17/08	6
Polish Zloty (Sell)	259	255	12/17/08	(4)
Republic of Korea Won (Buy)	234	233	12/17/08	1
Republic of Korea Won (Buy)	993	1,056	12/17/08	(63)
Republic of Korea Won (Sell)	1,374	1,496	12/17/08	122
Russian Ruble (Buy)	363	361	12/17/08	2
Russian Ruble (Buy)	692	693	12/17/08	(1)
Russian Ruble (Sell)	531	534	12/17/08	3
Russian Ruble (Sell)	336	334	12/17/08	(2)
Saudi Arabian Riyal (Buy)	197	198	06/04/09	(1)
Singapore Dollar (Buy)	1,789	1,797	12/17/08	(8)
Singapore Dollar (Sell)	3,803	3,815	12/17/08	12
South African Rand (Buy)	1,196	1,222	12/17/08	(26)
South African Rand (Sell)	1,324	1,354	12/17/08	30
South African Rand (Sell)	280	277	12/17/08	(3)
Swedish Krona (Buy)	1,493	1,534	12/17/08	(41)
Swedish Krona (Sell)	1,748	1,787	12/17/08	39
Swiss Franc (Buy)	3,960	3,928	12/17/08	32
Swiss Franc (Buy)	4,356	4,389	12/17/08	(33)
Swiss Franc (Sell)	3,698	3,781	12/17/08	83
Swiss Franc (Sell)	4,055	4,023	12/17/08	(32)
Taiwanese Dollar (Buy)	174	175	10/24/08	(1)
Taiwanese Dollar (Sell)	114	114	10/24/08	––
Taiwanese Dollar (Buy)	1,160	1,221	12/17/08	(61)
Taiwanese Dollar (Sell)	1,160	1,258	12/17/08	98
United Arab Emirates Dirham (Buy)	197	200	06/04/09	(3)

				$(300)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Country
as of September 30, 2008

Percentage of
Country	Net Assets
Australia	2.0%
Austria	0.5
Belgium	1.2
Brazil	0.5
Canada	2.9
China	0.6
Denmark	2.3
Finland	0.1
France	9.2
Germany	9.9
Greece	0.7
Ireland	0.5
Israel	1.1
Japan	1.7
Luxembourg	1.4
Mexico	0.3
Netherlands	1.1
Norway	0.8
Poland	0.1
Singapore	1.3
South Africa	0.1
Spain	2.0
Sweden	0.1
Switzerland	4.0
Taiwan	0.6
United Kingdom	4.1
United States	53.2
Short-Term Investments	2.4
Other Assets and Liabilities	(4.7)

Total	100.0%

Hartford Global Advisers HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)
Forward Bonds Outstanding at September 30, 2008

						Unrealized
		Market	Contract	Delivery	Maturity	Appreciation/
Description	Transaction	Value	Amount	Date	Date	(Depreciation)
Canadian Government, 4.00%	Buy	$987	997	06/01/16	06/01/16	$(10)
Canadian Government, 4.25%	Buy	3,037	3,074	06/01/18	06/01/18	(37)
Canadian Government, 5.00%	Buy	415	435	06/01/37	06/01/37	(20)
Canadian Government, 5.75%	Sell	1,315	1,357	06/01/33	06/01/33	42
Deutschland Bundesrepublic, 4.00%	Buy	5,605	5,589	01/04/37	01/04/37	16
Deutschland Bundesrepublic, 5.50%	Buy	359	377	01/04/31	01/04/31	(18)
Japan Bond Forward, 0.80%	Buy	1,952	1,976	12/10/15	12/10/15	(24)
Japanese Government, 0.90%	Buy	2,988	2,954	07/15/10	07/15/10	34
Japanese Government, 1.00%	Buy	4,537	4,369	06/20/13	06/20/13	168
Japanese Government, 1.20%	Buy	3,579	3,537	09/20/11	09/20/11	42
Japanese Government, 1.20%	Buy	4,226	4,241	03/20/12	03/20/12	(15)
Japanese Government, 1.40%	Buy	3,064	3,116	06/10/18	06/10/18	(52)
Japanese Government, 1.50%	Buy	8,197	8,134	03/20/14	03/20/14	63
Japanese Government, 1.50%	Sell	5,153	5,005	09/20/15	09/20/15	(148)
Japanese Government, 1.80%	Buy	5,612	5,534	06/20/17	06/20/17	78
Japanese Government, 2.10%	Buy	2,150	2,124	12/20/27	12/20/27	26
U.S. Treasury, 2.13%	Buy	5,114	5,088	01/31/10	01/31/10	26
U.S. Treasury, 4.38%	Sell	15,445	15,204	08/15/12	08/15/12	(241)
U.S. Treasury, 4.50%	Sell	1,807	1,784	02/15/36	02/15/36	(23)
U.S. Treasury, 5.38%	Buy	1,608	1,553	02/15/31	02/15/31	55
UK Gilt Forward, 4.25%	Buy	1,932	1,944	03/07/36	03/07/36	(12)
UK Treasury Gilt, 4.75%	Buy	1,574	1,547	06/07/10	06/07/10	27
United Kingdom Treasury, 5.00%	Buy	1,142	1,120	03/07/12	03/07/12	22

						$(1)

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.9%
	Automobiles & Components — 1.8%
112	Ford Motor Co. ●	$585
28	Honda Motor Co., Ltd.	842
6	Michelin (C.G.D.E.) Class B	366
5	Peugeot S.A.	197

		1,990

	Banks — 7.5%
14	Banco Bilbao Vizcaya Argentaria S.A.	224
19	Banco Itau Holding Financeira S.A. ADR	328
14	Bank of Montreal	622
10	Bank of Nova Scotia	438
2	BNP Paribas	193
68	Citizens Republic Bancorp, Inc.	208
12	Commerzbank AG	190
88	DBS Group Holdings Ltd.	1,048
30	DNB Nor ASA	232
21	First National Financial, Inc.	238
3	HDFC Bank Ltd.	289
2	Huntington Bancshares, Inc.	14
3	KBC Groep N.V.	258
3	M&T Bank Corp.	303
158	National City Corp.	276
9	Piraeus Bank S.A.	193
48	Popular, Inc. ▼	401
7	Societe Generale Class A	589
67	Sovereign Bancorp, Inc.	263
15	Sparebanken Midt-Norge ▼	96
27	Standard Chartered plc	661
—	Sumitomo Mitsui Financial Group, Inc.	401
15	The Toronto-Dominion Bank	896
46	Washington Mutual, Inc. Private Placement † ⌂	3
2	Webster Financial Corp.	40

		8,404

	Capital Goods — 4.9%
1	Alstom RGPT	79
2	AMETEK, Inc.	71
5	Atlas Copco Ab	56
1	Carlisle Cos., Inc.	25
4	Cubic Corp.	92
16	Danaher Corp.	1,136
2	General Dynamics Corp.	130
41	Hino Motors Ltd.	166
4	Hochtief AG	186
9	Honeywell International, Inc.	380
—	Hyundai Heavy Industries ●	68
2	Illinois Tool Works, Inc.	94
1	Ingersoll-Rand Co. Class A	40
7	Komatsu Ltd.	111
7	Lockheed Martin Corp.	749
19	Mitsui & Co., Ltd.	236
4	Pentair, Inc.	150
2	Precision Castparts Corp.	120
70	Rolls-Royce Group plc	424
11	Siemens AG	994
1	SPX Corp.	54
1	United Technologies Corp.	60
10	Volvo Ab Class B	93

		5,514

	Commercial & Professional Services — 0.1%
20	Agrenco, Ltd. ●	3
2	Manpower, Inc.	85

		88

	Consumer Durables & Apparel — 0.5%
2	Adidas-Salomon AG	83
10	American Apparel Inc ● ▼	79
175	China Dongxiang Group Co.	50
1	Compagnie Financiere Richemont AG	47
2	Fossil, Inc. ●	47
5	Iconix Brand Group, Inc. ●	70
9	Newell Rubbermaid, Inc.	147
15	Peace Mark Holdings Ltd. † ⌂	—
1	Under Armour, Inc. Class A ● ▼	46

		569

	Consumer Services — 0.5%
—	Accor S.A.	19
217	Banyan Tree Holdings Ltd.	135
1	ITT Educational Services, Inc. ●	61
1	Marriott International, Inc. Class A	13
703	NagaCorp Ltd.	135
2	Orascom Development Holding AG ●	98
49	Shangri-La Asia Ltd.	70

		531

	Diversified Financials — 5.9%
158	Aberdeen Asset Management plc	363
22	African Bank Investments Ltd.	67
9	Ameriprise Financial, Inc.	332
84	AMMB Holdings Berhad	73
16	Bank of America Corp.	574
26	BM & F Bovespa S.A.	115
13	Capital One Financial Corp.	663
7	Deutsche Boerse AG	652
41	Discover Financial Services, Inc.	564
4	Goldman Sachs Group, Inc.	556
1	Groupe Bruxelles Lambert S.A.	107
31	Invesco Ltd.	652
14	JP Morgan Chase & Co.	630
16	Julius Baer Holding Ltd.	797
1	Moody’s Corp.	27
6	MSCI, Inc. ●	151
16	UBS AG ●	280

		6,603

	Energy — 11.2%
13	Aventine Renewable Energy Holdings, Inc. ●	42
4	Baker Hughes, Inc.	244
15	BG Group plc	280
4	BP plc ADR	184
2	Cabot Oil & Gas Corp.	89
11	Cameco Corp.	256
15	Canadian Natural Resources Ltd. ADR	1,028
4	Canadian Oil SandsTrust	165
3	Chesapeake Energy Corp.	90
5	Chevron Corp.	379
3	Compagnie Generale de Geophysique-Veritas ●	107

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
3	ConocoPhillips Holding Co.	$217
3	Consol Energy, Inc.	124
1	Devon Energy Corp.	119
4	El Paso Corp.	52
3	EnCana Corp.	171
3	Eni S.p.A. ADR	157
8	EOG Resources, Inc.	731
7	Exxon Mobil Corp.	506
5	Halliburton Co.	149
2	Hess Corp.	136
3	Husky Energy, Inc.	106
1	Japan Petroleum Exploration Co., Ltd.	65
2	Lukoil ADR	143
49	Lundin Petroleum Ab ●	413
4	Marathon Oil Corp.	140
2	Newfield Exploration Co. ●	61
11	Noble Energy, Inc.	601
33	OAO Gazprom Class S ADR	1,030
4	Occidental Petroleum Corp.	294
14	OMV AG	609
2	Peabody Energy Corp.	94
3	Petro-Canada	90
5	Petroleo Brasileiro S.A. ADR	233
8	Reliance Industries GDR ■	681
2	Royal Dutch Shell plc ADR	137
3	Royal Dutch Shell plc Level II ADR	185
4	Schlumberger Ltd.	318
2	Seadrill Ltd.	33
6	StatoilHydro ASA-ADR	138
12	Suncor Energy, Inc.	509
4	Suncor Energy, Inc. ADR	181
—	Sunoco, Inc.	12
6	Talisman Energy, Inc.	78
5	Total S.A. ADR	300
2	Transocean, Inc.	168
3	Valero Energy Corp.	95
11	VeraSun Energy Corp. ●	35
12	Weatherford International Ltd. ●	296
1	Williams Cos., Inc.	28
3	Woodside Petroleum Ltd.	114
3	XTO Energy, Inc.	123

		12,536

	Food & Staples Retailing — 1.5%
1	Companhai Braasileira de Distribuicao Grupo Pao de Acucar ADR	34
2	CVS/Caremark Corp.	62
2	Kroger Co.	61
8	Seven & I Holdings Co., Ltd.	225
—	Shinsegae Co., Ltd. ●	48
5	Tesco plc	31
17	Wal-Mart de Mexico	58
19	Wal-Mart Stores, Inc.	1,147

		1,666

	Food, Beverage & Tobacco — 7.5%
1	Carlsberg A/S Class B	87
358	China Foods Ltd.	114
2	Coca-Cola Co.	108
5	Cockatoo Ridge Wines ●	—
3	Groupe Danone	206
1	Hain Celestial Group, Inc. ●	17
1	Hormel Foods Corp.	34
1	Japan Tobacco, Inc.	2,115
16	Laep Investments Ltd. ●	2
43	Nestle S.A.	1,854
92	People’s Food Holdings	31
2	PepsiCo, Inc.	151
1	Pernod-Ricard	128
15	Philip Morris International, Inc.	731
81	Premier Foods plc	108
1	Ralcorp Holdings, Inc. ●	48
7	Sunopta, Inc. ●	44
52	Swedish Match Ab	902
62	Unilever N.V. CVA	1,748
236	Yantai North Andre	12

		8,440

	Health Care Equipment & Services — 4.3%
3	Baxter International, Inc.	221
1	Beckman Coulter, Inc.	36
2	Becton, Dickinson & Co.	165
1	Brookdale Senior Living, Inc.	11
4	Cardinal Health, Inc.	182
6	Coventry Health Care, Inc. ●	203
8	Covidien Ltd.	411
3	Eclipsys Corp. ●	69
14	Health Management Associates, Inc. Class A ●	57
10	Health Net, Inc. ●	227
3	Humana, Inc. ●	139
15	McKesson Corp.	788
20	Medtronic, Inc.	1,011
6	St. Jude Medical, Inc. ●	254
—	Sunrise Senior Living, Inc. ●	2
1	Synthes, Inc.	166
21	Tenet Healthcare Corp. ●	117
31	UnitedHealth Group, Inc.	774

		4,833

	Household & Personal Products — 0.7%
8	Avon Products, Inc.	327
3	Beiersdorf AG	173
1	Herbalife Ltd.	21
6	Reckitt Benckiser Group plc	277

		798

	Insurance — 3.3%
22	ACE Ltd.	1,208
7	Admiral Group plc	135
41	Aegon N.V.	363
1	Alleghany Corp. ●	256
2	Assurant, Inc.	115
26	AXA S.A.	840
3	Everest Re Group Ltd.	241
195	Old Mutual plc	272
7	Paris RE Holdings Ltd.	122
—	Prudential Financial, Inc.	32
1	Swiss Life Holding AG	168

		3,752

	Materials — 7.7%
9	Agrium U.S., Inc.	519

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
12	Agrium, Inc.	$661
5	BHP Billiton Ltd. ADR	251
6	BHP Billiton plc	128
83	Companhia Vale do Rio Doce ADR	1,581
8	Eurasian Natural Resources Corp.	71
1	FMC Corp.	46
3	Freeport-McMoRan Copper & Gold, Inc.	156
2	Holcim Ltd.	117
347	Huabao International Holdings Ltd.	267
2	Incitec Pivot Ltd.	8
1	Israel Chemicals Ltd.	12
1	Mosaic Co.	47
147	OZ Minerals Ltd.	186
3	Potash Corp. of Saskatchewan, Inc.	330
3	Potash Corp. of Saskatchewan, Inc. ADR	428
11	Praxair, Inc.	775
47	Rexam plc	335
28	Rhodia S.A.	441
8	Rio Tinto Ltd.	540
8	Sealed Air Corp.	172
10	Severstal GDR ◘	103
110	Smurfit-Stone Container Corp. ●	518
1	Syngenta AG	177
1	Terra Industries, Inc.	29
6	Umicore	184
6	Uralkali ◘	173
6	Usinas Siderurgicas De Minas Gerais S.A.	117
13	Vedanta Resources plc	277

		8,649

	Media — 2.1%
1	Arbitron, Inc.	41
5	Central European Media Enterprises Ltd. ●	331
16	Charter Communications, Inc. Class A ●	12
8	Comcast Corp. Class A	162
3	DirecTV Group, Inc. ●	73
1	Dolan Media Co. ●	14
3	DreamWorks Animation SKG, Inc. ●	91
12	Focus Media Holding Ltd. ADR ●	352
5	Informa Group plc	26
1	McGraw-Hill Cos., Inc.	47
3	MDC Partners Inc. Class A ●	23
1	Modern Times Class B	41
5	News Corp. Class A	57
10	Reed Elsevier plc	103
2	Regal Entertainment Group	34
—	Scripps Networks Interactive Class A	17
3	Time Warner, Inc.	33
25	Viacom, Inc. Class B ●	625
4	Vivendi S.A.	124
5	Walt Disney Co.	167

		2,373

	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
9	Abbott Laboratories	500
8	Amgen, Inc. ●	455
8	Amylin Pharmaceuticals, Inc. ● ▼	170
14	Astellas Pharma, Inc.	599
6	AstraZeneca plc	278
14	AstraZeneca plc ADR	625
9	Barr Pharmaceuticals, Inc. ●	560
14	Bristol-Myers Squibb Co.	289
3	Celgene Corp. ●	177
5	Cephalon, Inc. ● ▼	382
18	Daiichi Sankyo Co., Ltd.	468
27	Eisai Co., Ltd.	1,070
27	Elan Corp. plc ADR ●	287
18	Eli Lilly & Co.	789
1	Forest Laboratories, Inc. ●	40
3	H. Lundbeck A/S	53
3	Ipsen	132
5	Laboratorios Almiral S.A.	49
7	Medicines Co. ●	163
8	Merck & Co., Inc.	254
3	Onyx Pharmaceuticals, Inc. ●	123
2	OSI Pharmaceuticals, Inc. ●	112
6	Regeneron Pharmaceuticals, Inc. ●	138
5	Sanofi-Aventis S.A.	303
13	Sanofi-Aventis S.A. ADR	431
64	Schering-Plough Corp.	1,188
3	Shionogi & Co., Ltd.	61
15	Teva Pharmaceutical Industries Ltd. ADR	685
13	UCB S.A.	448
4	Vertex Pharmaceuticals, Inc. ●	126
4	Watson Pharmaceuticals, Inc. ●	117
19	Wyeth	710

		11,782

	Real Estate — 1.8%
8	Agile Property Holdings Ltd.	4
1	AMB Property Corp.	45
46	Brasil Brokers Participacoes ●	145
4	British Land Co. plc	56
2	Brookfield Asset Management, Inc.	63
1	Brookfield Properties Corp.	10
2	Capitaland Ltd.	4
2	Central China RE ●	—
79	China Overseas Land & Investment Ltd.	96
17	China Resources Land Ltd.	18
1	Dawnay Day Sirius Ltd.	1
1	Dawnay Day Treveria plc	—
1	Derwent London plc	18
1	Forest City Enterprises, Inc. Class A	31
1	Gagfah S.A.	19
2	General Growth Properties, Inc.	36
1	Great Portland Est	7
1	Hammerson plc	22
6	Hopson Development Holdings Ltd.	3
22	Host Hotels & Resorts, Inc.	298
2	Kerry Properties Ltd.	5
2	Kimco Realty Corp.	78
26	Mitsubishi Estate Co., Ltd.	512

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Real Estate (continued)
4	Mitsui Fudosan Co., Ltd.	$77
—	Ntt Urban Development Corp.	13
—	Patrizia Immobilien AG	—
—	Simon Property Group, Inc.	46
19	Sino-Ocean Land Holdings Ltd.	6
—	Songbird Estates plc ●	1
—	Spazio Investment N.V.	1
1	Sun Hung Kai Properties Ltd.	10
2	Unibail	456

		2,081

	Retailing — 2.6%
1	Advance Automotive Parts, Inc.	58
3	American Eagle Outfitters, Inc.	43
2	AutoZone, Inc. ●	219
1	Best Buy Co., Inc.	33
2	China Resources Enterprise	5
2	Collective Brands, Inc. ●	38
2	Dufry Group	76
5	Dufry South America Ltd.	44
5	Foot Locker, Inc.	79
38	Gap, Inc.	679
111	Golden Eagle Retail Group Ltd.	91
2	Hennes & Mauritz Ab	77
8	Home Depot, Inc.	202
12	Kingfisher plc	30
4	Kohl’s Corp. ●	202
5	Macy’s, Inc.	90
1	Next plc	27
3	Ross Stores, Inc.	103
22	Staples, Inc.	505
1	Target Corp.	61
3	TJX Cos., Inc.	89
13	Ulta Salon, Cosmetics & Fragrances, Inc. ●	170

		2,921

	Semiconductors & Semiconductor Equipment — 1.2%
11	ASM Pacific Technology	63
3	Atheros Communications, Inc. ●	61
7	Fairchild Semiconductor International, Inc. ●	59
6	Lam Research Corp. ●	176
25	Maxim Integrated Products, Inc.	453
30	ON Semiconductor Corp. ●	205
13	Skyworks Solutions, Inc. ●	106
80	Taiwan Semiconductor Manufacturing Co., Ltd.	134
3	Varian Semiconductor Equipment Associates, Inc. ●	63

		1,320

	Software & Services — 6.0%
12	Accenture Ltd. Class A	475
11	Automatic Data Processing, Inc.	491
2	BMC Software, Inc. ●	62
4	DST Systems, Inc. ● ▼	238
23	Electronic Arts, Inc. ●	841
3	Equinix, Inc. ●	208
2	Google, Inc. ●	653
3	McAfee, Inc. ●	109
70	Microsoft Corp.	1,872
43	Moneysupermarket.com	43
2	Omniture, Inc. ●	30
19	Oracle Corp. ●	384
6	Red Hat, Inc. ●	86
4	VeriSign, Inc. ●	96
6	Visa, Inc.	356
31	Western Union Co.	766

		6,710

	Technology Hardware & Equipment — 4.0%
2	Apple, Inc. ●	207
6	Avnet, Inc. ●	139
4	Canon, Inc.	156
42	Cisco Systems, Inc. ●	957
23	Corning, Inc.	366
4	Dell, Inc. ●	64
21	Hewlett-Packard Co.	951
13	High Technology Computer Corp.	202
94	Hon Hai Precision Industry Co., Ltd.	336
31	Hon Hai Precision Industry Co., Ltd. ◘	214
3	NetApp, Inc. ●	56
11	Nokia Oyj	198
1	Nortel Networks Corp. ●	3
7	Research In Motion Ltd. ●	464
12	Seagate Technology	143
2	Yaskawa Electric Corp.	13

		4,469

	Telecommunication Services — 4.1%
4	AFK Sistema GDR	72
1	America Movil S.A.B. de C.V. ADR	54
2	American Tower Corp. Class A ●	75
1	Atlantic Tele-Network, Inc.	26
5	Brasil Telecom S.A. ADR	115
2	Cellcom Israel Ltd.	45
1	China Mobile Ltd.	14
11	Deutsche Telekom AG	161
6	France Telecom S.A.	177
5	Millicom International Cellular S.A.	330
12	Mobile Telesystems OJSC ADR	678
1	Mobinil-Egyptian Mobile Service	26
26	MTN Group Ltd.	370
7	NII Holdings, Inc. Class B ●	248
7	Orascom Telecom Holding SAE GDR	236
3	P.T. Telekomunikasi Indonesia ADR	90
5	Partner Communications Co., Ltd. ADR	99
12	Qwest Communications International, Inc.	37
4	Tele Norte Leste Participacoes S.A. ADR	61
2	Telecom de Argentina ADR ●	28
88	Telecom Italia S.p.A.	100
1	Telefonica S.A.	26
7	Telefonica S.A. ADR	500
19	Telenor ASA	239
1	Telus Corp.	33
39	Turkcell Iletisim Hizmetleri A.S. ADR	578
6	TW Telecom, Inc. ●	62

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
COMMON STOCK (continued)
	Telecommunication Services (continued)
8	Vimpel-Communications ADR		$161

			4,641

	Transportation — 3.3%
16	C.H. Robinson Worldwide, Inc.		805
38	Covenant Transport ●		111
11	easyJet plc ●		65
10	FedEx Corp.		819
12	Forward Air Corp.		335
17	Hub Group, Inc. ●		644
—	Iino Kaiun Kaisha Ltd.		2
6	J.B. Hunt Transport Services, Inc.		183
1	Japan Airport Terminal		11
18	Pacer International, Inc.		293
22	Saia, Inc. ●		291
78	Shenzhen International Hldgs		4
4	Tokyu Corp.		19
8	UTI Worldwide, Inc.		141

			3,723

	Utilities — 4.9%
6	American Electric Power Co., Inc.		214
2	CenterPoint Energy, Inc.		31
55	China Resources Power Holdings Co., Ltd.		120
8	Companhia Energetica de Minas Gerais ADR		161
2	DPL, Inc.		44
30	E.On AG		1,522
1	Electricite de France		66
28	Enel S.p.A.		238
353	Energy Development Corp.		31
3	Equitable Resources, Inc.		99
15	Exelon Corp.		957
6	FirstEnergy Corp.		384
2	Fortum Corp.		62
6	FPL Group, Inc.		311
6	Gaz de France		301
15	National Grid plc		191
6	Northeast Utilities		145
2	PPL Corp.		65
1	Progress Energy, Inc.		26
2	Questar Corp.		65
2	Southern Co.		90
40	Tokyo Gas Co., Ltd.		168
3	UniSource Energy Corp.		101
1	Wisconsin Energy Corp.		48
40	YTL Power International Bhd		21

			5,461

	Total common stock (Cost $127,766)		$109,854

WARRANTS — 0.1%
	Banks — 0.0%
6	Washington Mutual, Inc. Private Placement † ⌂		$—

	Consumer Durables & Apparel — 0.0%
—	Reliance Industries ● ⌂		1

	Energy — 0.0%
2	Deutsche-CW17 Oil & Natural Gas Corp. ⌂		$40

	Telecommunication Services — 0.1%
6	Citigroup Global Certificate — Bharti Televentures ⌂		103

	Total warrants (Cost $115)		$144

EXCHANGE TRADED FUNDS — 0.5%
	Other Investment Pools & Funds — 0.5%
4	iShares MSCI EAFE Index Fund		$247
8	Industrial Sel SPDR		257

	Total exchange traded funds (Cost $544)		$504

PREFERRED STOCK — 0.1%
	Diversified Financials — 0.0%
2	Banco Itau Holding		$41

	Telecommunication Services — 0.1%
4	Telemar Norte Leste S.A.		110

	Total preferred stock (Cost $223)		$151

	Total long-term investments (Cost $128,648)		$110,653

SHORT-TERM INVESTMENTS — 0.9%
	Securities Purchased with Proceeds from Security Lending — 0.9%
	Cash Collateral Reinvestment Fund:
1,017	Goldman Sachs FS Prime Obligation/Institutional Fund		$1,017

	Total short-term investments (Cost $1,017)		$1,017

	Total investments (Cost $129,665) ▲	99.5%	$111,670
	Other assets and liabilities	0.5%	608

	Total net assets	100.0%	$112,278

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.62% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $129,665 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,121
Unrealized Depreciation	(19,116)

Net Unrealized Depreciation	$(17,995)

Hartford Global Equity HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $3, which represents 0.003% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $681, which represents 0.61% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2008, the market value of these securities amounted to $490 or 0.44% of net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
09/2005 – 09/2008	6	Citigroup Global Certificate — Bharti Televentures Warrants — 144A	72
07/2008 – 08/2008	2	Deutsche-CW17 Oil & Natural Gas Corp. Warrants — 144A	42
01/2008 – 07/2008	15	Peace Mark Holdings Ltd.	16
06/2008	—	Reliance Industries Warrants — 144A	2
04/2008	6	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	46	Washington Mutual, Inc. Private Placement	400
The aggregate value of these securities at September 30, 2008 was $147 which represents 0.13% of total net assets.
Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro	4	Long	Dec 2008	$(3)

*	The number of contracts does not omit 000’s.

Cash of $4 was pledged as initial margin deposit for open futures contracts at September 30,2008.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$29	$30	10/01/08	$1
Australian Dollar (Sell)	3	3	10/03/08	—
British Pound (Sell)	14	15	10/01/08	1
British Pound (Sell)	7	7	10/02/08	—
British Pound (Sell)	106	106	10/03/08	—
British Pound (Buy)	20	20	11/05/08	—
British Pound (Sell)	20	22	11/05/08	2
Canadian Dollar (Sell)	58	59	10/02/08	1
Canadian Dollar (Sell)	1	1	10/03/08	—
Euro (Sell)	85	85	10/02/08	—
Euro (Sell)	184	184	10/03/08	—
Hong Kong Dollar (Buy)	4	4	10/02/08	—
Hong Kong Dollar (Sell)	1	1	10/03/08	—
Japanese Yen (Buy)	14	14	10/01/08	—
Japanese Yen (Sell)	145	147	10/03/08	2
Singapore Dollar (Buy)	12	12	10/03/08	—
Singapore Dollar (Sell)	22	22	10/06/08	—
Swedish Krona (Buy)	24	25	10/02/08	(1)
Swedish Krona (Buy)	23	23	10/03/08	—
Swedish Krona (Sell)	28	28	10/03/08	—
Swiss Franc (Sell)	63	63	10/03/08	—

				$6

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of September 30, 2008

Percentage of
Country	Net Assets
Australia	1.0%
Austria	0.5
Belgium	0.9
Brazil	2.7
Canada	6.5
China	0.5
Denmark	0.1
Egypt	0.2
Finland	0.2
France	4.9
Germany	3.5
Greece	0.2
Hong Kong	0.8
India	1.0
Indonesia	0.1
Ireland	0.3
Israel	0.8
Italy	0.4
Japan	6.5
Korea (Republic of)	0.1
Luxembourg	0.3
Malaysia	0.1
Mexico	0.1
Netherlands	1.9
Norway	0.7
Philippines	0.0
Russia	2.1
Singapore	1.1
South Africa	0.4
Spain	0.7
Sweden	1.4
Switzerland	3.5
Taiwan	0.8
Turkey	0.5
United Kingdom	4.8
United States	49.0
Short-Term Investments	0.9
Other Assets and Liabilities	0.5

Total	100.0%

Hartford Global Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.7%
	Banks — 3.5%
252	National Bank of Greece	$10,217
176	Societe Generale Class A	15,848

		26,065

	Capital Goods — 12.8%
334	ABB Ltd.	6,481
137	Alstom RGPT	10,381
161	Danaher Corp. ▼	11,173
286	Gamesa Corporacion Tecnologica S.A.	9,804
99	General Dynamics Corp.	7,274
109	Lockheed Martin Corp.	11,998
104	Siemens AG	9,672
222	Sunpower Corp. ● ▼	15,739
151	Vestas Wind Systems A/S ●	13,136

		95,658

	Consumer Services — 2.1%
157	Las Vegas Sands Corp. ● ▼	5,680
469	Royal Caribbean Cruises Ltd. ▼	9,736

		15,416

	Diversified Financials — 5.5%
116	Goldman Sachs Group, Inc.	14,797
318	JP Morgan Chase & Co.	14,869
235	Julius Baer Holding Ltd.	11,693

		41,359

	Energy — 10.0%
72	Diamond Offshore Drilling, Inc. ▼	7,400
134	Hess Corp.	10,966
25	Nabors Industries Ltd. ● ▼	628
171	Schlumberger Ltd. ▼	13,385
607	Seadrill Ltd. ▼	12,585
219	Suncor Energy, Inc.	9,058
173	Ultra Petroleum Corp. ● ▼	9,579
235	XTO Energy, Inc.	10,928

		74,529

	Food, Beverage & Tobacco — 6.7%
228	Carlsberg A/S Class B	17,378
171	Groupe Danone	12,151
468	Nestle S.A.	20,231

		49,760

	Health Care Equipment & Services — 2.3%
388	St. Jude Medical, Inc. ● ▼	16,887

	Household & Personal Products — 1.8%
277	Reckitt Benckiser Group plc	13,412

	Materials — 9.0%
798	BHP Billiton plc	18,075
213	Companhia Vale do Rio Doce ADR	4,077
168	Monsanto Co.	16,664
82	Potash Corp. of Saskatchewan, Inc.	10,772
151	Praxair, Inc.	10,804
209	Xstrata plc	6,513

		66,905

	Media — 1.0%
277	Focus Media Holding Ltd. ADR ●	7,891

	Pharmaceuticals, Biotechnology & Life Sciences — 12.4%
370	Allergan, Inc.	19,060
126	Celgene Corp. ●	7,974
456	CSL Ltd.	13,808
210	Gilead Sciences, Inc. ●	9,549
101	Roche Holding AG	15,787
344	Teva Pharmaceutical Industries Ltd. ADR ▼	15,738
294	Wyeth	10,864

		92,780

	Semiconductors & Semiconductor Equipment — 0.9%
233	MEMC Electronic Materials, Inc. ●	6,596

	Software & Services — 11.9%
783	Electronic Arts, Inc. ●	28,963
29	Google, Inc. ●	11,535
43	Nintendo Co., Ltd.	18,155
1,071	Oracle Corp. ●	21,746
145	Visa, Inc.	8,877

		89,276

	Technology Hardware & Equipment — 7.4%
117	Apple, Inc. ●	13,344
418	Cisco Systems, Inc. ●	9,430
266	Hewlett-Packard Co.	12,281
2,624	Hon Hai Precision Industry Co., Ltd.	9,400
5	Nortel Networks Corp. ● ▼	10
156	Research In Motion Ltd. ●	10,662

		55,127

	Telecommunication Services — 8.0%
442	American Tower Corp. Class A ●	15,907
1,348	Metropcs Communications, Inc. ● ▼	18,857
178	Millicom International Cellular S.A.	12,242
533	Telefonica S.A.	12,668

		59,674

	Transportation — 2.1%
119	FedEx Corp.	9,390
299	Ryanair Holdings plc ADR ● ▼	6,710

		16,100

	Utilities — 0.3%
461	Iberdrola Renovables ●	2,015

	Total common stock (Cost $801,751)	$729,450

Principal
Amount
SHORT-TERM INVESTMENTS — 12.6%
	Repurchase Agreements — 0.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $656, collateralized by FHLMC 5.50%, 2033, value of $669)
$656	2.25% dated 09/30/2008	$656

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $795, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $811)

795	1.50% dated 09/30/2008	795

Hartford Global Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $207, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $211)

$207	2.25% dated 09/30/2008	$207
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,894, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $1,932)
1,894	1.75% dated 09/30/2008	1,894
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $7, collateralized by U.S. Treasury Note 4.50%, 2012, value of $7)
7	0.10% dated 09/30/2008	7

		3,559

Shares
	Securities Purchased with Proceeds from Security Lending — 12.1%
	Cash Collateral Reinvestment Fund:
90,931	Navigator Prime Portfolio		90,931

	Total short-term investments (Cost $94,490)		$94,490

	Total investments (Cost $896,241) ▲	110.3%	$823,940
	Other assets and liabilities	(10.3)%	(77,096)

	Total net assets	100.0%	$746,844

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.07% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $896,978 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$43,205
Unrealized Depreciation	(116,243)

Net Unrealized Depreciation	$(73,038)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$1,777	$1,841	10/01/08	$64
Euro (Sell)	1,800	1,870	10/01/08	70
Euro (Sell)	571	586	10/02/08	15
Euro (Sell)	737	737	10/03/08	—

				$149

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Country
as of September 30, 2008

Percentage of
Country	Net Assets
Australia	1.8
Brazil	0.5
Canada	4.1
China	1.1
Denmark	4.1
France	5.1
Germany	1.3
Greece	1.4
Ireland	0.9
Israel	2.1
Japan	2.4
Luxembourg	1.6
Norway	1.7
Spain	3.3
Switzerland	7.3
Taiwan	1.3
United Kingdom	5.1
United States	52.6
Short-Term Investments	12.6
Other Assets and Liabilities	(10.3)

Total	100.0%

Hartford Global Health HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.5%
	Biotechnology — 20.3%
134	3SBio, Inc. ADR ●	$867
287	Amgen, Inc. ●	16,987
208	Amylin Pharmaceuticals, Inc. ● ▼	4,212
413	Celera Corp. ●	6,384
95	Celgene Corp. ●	5,993
58	Cephalon, Inc. ● ▼	4,456
66	Cougar Biotechnology PIPE ●	2,210
7	Cougar Biotechnology, Inc. ● ▼	217
447	Cytokinetics, Inc. ●	2,116
457	Human Genome Sciences, Inc. ● ▼	2,903
201	Incyte Corp. ● ▼	1,540
40	OSI Pharmaceuticals, Inc. ● ▼	1,962
376	Progenics Pharmaceuticals, Inc. ● ▼	5,003
134	Regeneron Pharmaceuticals, Inc. ● ▼	2,934
189	Seattle Genetics, Inc. ● ▼	2,023
120	Vertex Pharmaceuticals, Inc. ● ▼	3,972

		63,779

	Health Care Distributors — 4.9%
95	Cardinal Health, Inc.	4,682
200	McKesson Corp.	10,767

		15,449

	Health Care Equipment — 25.4%
217	Baxter International, Inc.	14,242
93	Beckman Coulter, Inc.	6,616
56	Becton, Dickinson & Co.	4,519
99	China Medical Technologies, Inc. ADR ▼	3,222
234	Covidien Ltd.	12,574
69	DiaSorin S.p.A.	1,343
357	Medtronic, Inc.	17,896
154	St. Jude Medical, Inc. ●	6,715
163	Symmetry Medical, Inc. ●	3,020
29	Synthes, Inc.	4,064
320	Volcano Corp. ● ▼	5,533

		79,744

	Health Care Facilities — 1.5%
328	Health Management Associates, Inc. Class A ●	1,363
571	Tenet Healthcare Corp. ● ▼	3,171

		4,534

	Health Care Technology — 0.6%
92	Eclipsys Corp. ● ▼	1,923

	Life Sciences Tools & Services — 0.3%
126	Exelixis, Inc. ● ▼	767

	Managed Health Care — 10.9%
85	Amil Participacoes S.A.	510
255	Coventry Health Care, Inc. ●	8,297
355	Health Net, Inc. ●	8,378
174	Humana, Inc. ●	7,165
392	UnitedHealth Group, Inc.	9,952

		34,302

	Pharmaceuticals — 34.6%
93	Abbott Laboratories	5,326
167	Astellas Pharma, Inc.	7,000
93	AstraZeneca plc ADR ▼	4,059
83	Barr Pharmaceuticals, Inc. ●	5,433
300	Daiichi Sankyo Co., Ltd.	7,738
204	Eisai Co., Ltd. ▼	7,947
372	Elan Corp. plc ADR ● ▼	3,973
77	Eli Lilly & Co.	3,395
186	Forest Laboratories, Inc. ●	5,252
91	H. Lundbeck A/S	1,724
50	Ipsen	2,255
110	Laboratorios Almiral S.A.	1,023
200	Medicines Co. ●	4,642
222	Sanofi-Aventis S.A. ADR	7,304
714	Schering-Plough Corp.	13,189
511	Shionogi & Co., Ltd.	10,350
182	Teva Pharmaceutical Industries Ltd. ADR	8,311
198	UCB S.A.	7,047
68	Wyeth	2,504

		108,472

	Total common stock (Cost $320,366)	$308,970

Principal
Amount
SHORT-TERM INVESTMENTS — 14.5%
	Repurchase Agreements — 1.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $805, collateralized by FHLMC 5.50%, 2033, value of $821)
$805	2.25% dated 09/30/2008	$805

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $975, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $995)

975	1.50% dated 09/30/2008	975

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $253, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $258)

253	2.25% dated 09/30/2008	253
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,323, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $2,369)
2,323	1.75% dated 09/30/2008	2,323
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $9, collateralized by U.S. Treasury Note 4.50%, 2012, value of $9)
9	0.10% dated 09/30/2008	9

		4,365

Hartford Global Health HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending — 13.1%
	Cash Collateral Reinvestment Fund:
40,912	Goldman Sachs FS Prime Obligation/Institutional Fund		$40,912

	Total short-term investments (Cost $45,277)		$45,277

	Total investments (Cost $365,643) ▲	113.0%	$354,247
	Other assets and liabilities	(13.0)%	(40,674)

	Total net assets	100.0%	$313,573

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.08% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $366,780 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,566
Unrealized Depreciation	(36,099)

Net Unrealized Depreciation	$(12,533)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Country
as of September 30, 2008

Percentage of
Country	Net Assets
Belgium	2.2%
Brazil	0.2
China	0.3
Denmark	0.6
France	3.0
Ireland	1.3
Israel	2.7
Italy	0.4
Japan	10.5
Spain	0.3
Switzerland	1.3
United Kingdom	1.3
United States	74.4
Short-Term Investments	14.5
Other Assets and Liabilities	(13.0)

Total	100.0%

Hartford Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.1%
	Capital Goods — 13.3%
199	ABB Ltd. ADR	$3,853
40	Cummins, Inc.	1,759
88	Deere & Co.	4,371
41	Fluor Corp.	2,294
55	Foster Wheeler Ltd. ●	1,976
51	Gamesa Corporacion Tecnologica S.A.	1,731
11	General Dynamics Corp.	819
101	Honeywell International, Inc.	4,181
97	Lockheed Martin Corp.	10,662
58	Precision Castparts Corp.	4,583
142	Raytheon Co.	7,599
30	Siemens AG ADR	2,797
38	Vestas Wind Systems A/S ●	3,306

		49,931

	Consumer Durables & Apparel — 2.8%
132	Coach, Inc. ●	3,304
106	NIKE, Inc. Class B	7,099

		10,403

	Consumer Services — 1.1%
69	Apollo Group, Inc. Class A ●	4,116

	Diversified Financials — 1.5%
39	Goldman Sachs Group, Inc.	5,039
20	Moody’s Corp.	663

		5,702

	Energy — 11.3%
60	Arch Coal, Inc.	1,976
106	Cameco Corp.	2,359
48	Consol Energy, Inc.	2,224
45	EOG Resources, Inc.	3,992
168	Halliburton Co.	5,441
56	Hess Corp.	4,592
88	Occidental Petroleum Corp.	6,214
101	Petroleo Brasileiro S.A. ADR	4,420
71	Transocean, Inc.	7,849
60	Ultra Petroleum Corp. ●	3,303

		42,370

	Food & Staples Retailing — 1.2%
206	Supervalu, Inc.	4,480

	Food, Beverage & Tobacco — 2.6%
152	Nestle S.A.	6,581
46	PepsiCo, Inc.	3,243

		9,824

	Health Care Equipment & Services — 5.5%
144	Covidien Ltd.	7,766
106	McKesson Corp.	5,694
84	Medtronic, Inc.	4,192
67	St. Jude Medical, Inc. ●	2,925

		20,577

	Insurance — 2.1%
87	AON Corp.	3,933
128	Marsh & McLennan Cos., Inc.	4,058

		7,991

	Materials — 3.6%
76	Alcoa, Inc.	1,720
101	Companhia Vale do Rio Doce ADR	1,930
38	Freeport-McMoRan Copper & Gold, Inc.	2,176
54	Monsanto Co.	5,361
124	Steel Dynamics, Inc.	2,122

		13,309

	Media — 2.2%
139	Focus Media Holding Ltd. ADR ● ▼	3,964
167	Viacom, Inc. Class B ●	4,158

		8,122

	Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
208	Abbott Laboratories	11,971
73	Celgene Corp. ●	4,622
105	Elan Corp. plc ADR ●	1,117
60	Genentech, Inc. ●	5,355
40	Genzyme Corp. ●	3,257
95	Merck & Co., Inc.	2,994
142	Teva Pharmaceutical Industries Ltd. ADR	6,496
131	Wyeth	4,851

		40,663

	Retailing — 3.5%
59	Kohl’s Corp. ●	2,733
265	Staples, Inc.	5,972
144	TJX Cos., Inc.	4,406

		13,111

	Semiconductors & Semiconductor Equipment — 2.5%
319	Altera Corp.	6,596
152	Intel Corp.	2,855

		9,451

	Software & Services — 20.5%
115	Accenture Ltd. Class A	4,379
71	Automatic Data Processing, Inc.	3,035
173	BMC Software, Inc. ●	4,953
131	Electronic Arts, Inc. ●	4,857
17	Google, Inc. ●	6,781
135	McAfee, Inc. ●	4,598
533	Microsoft Corp.	14,235
8	Nintendo Co., Ltd.	3,427
656	Oracle Corp. ●	13,326
130	VeriSign, Inc. ●	3,386
102	Visa, Inc.	6,231
297	Western Union Co.	7,328

		76,536

	Technology Hardware & Equipment — 10.5%
54	Apple, Inc. ●	6,192
373	Cisco Systems, Inc. ●	8,422
168	Hewlett-Packard Co.	7,765
35	International Business Machines Corp.	4,067
73	NetApp, Inc. ●	1,330
85	Nokia Corp.	1,576
173	Qualcomm, Inc.	7,416
38	Research In Motion Ltd. ●	2,627

		39,395

	Telecommunication Services — 0.9%
247	Metropcs Communications, Inc. ●	3,459

Hartford Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation — 0.6%
34	Norfolk Southern Corp.	$2,250

	Utilities — 0.5%
27	Exelon Corp.	1,685

	Total common stock (Cost $417,961)	$363,375

Principal
Amount
SHORT-TERM INVESTMENTS — 4.8%
	Repurchase Agreements — 4.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3,114, collateralized by FHLMC 5.50%, 2033, value of $3,176)
$3,114	2.25% dated 09/30/2008	$3,114

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3,774, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $3,849)

3,773	1.50% dated 09/30/2008	3,773

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $980, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $1,000)

980	2.25% dated 09/30/2008	980
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8,985, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $9,165)
8,985	1.75% dated 09/30/2008	8,985
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $34, collateralized by U.S. Treasury Note 4.50%, 2012, value of $34)
34	0.10% dated 09/30/2008	34

		16,886

Shares
	Securities Purchased with Proceeds from Security Lending — 0.3%
	Cash Collateral Reinvestment Fund:
937	Goldman Sachs FS Prime Obligation/Institutional Fund		937

	Total short-term investments (Cost $17,823)		$17,823

	Total investments (Cost $435,784) ▲	101.9%	$381,198
	Other assets and liabilities	(1.9)%	(7,054)

	Total net assets	100.0%	$374,144

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.34% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $436,770 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,658
Unrealized Depreciation	(65,230)

Net Unrealized Depreciation	$(55,572)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Growth Opportunities HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.6%
	Banks — 0.5%
183	Comerica, Inc.	$6,014

	Capital Goods — 14.4%
539	Aecom Technology Corp. ● ▼	13,168
46	First Solar, Inc. ●	8,690
158	Flowserve Corp.	14,025
262	Honeywell International, Inc.	10,865
268	Lockheed Martin Corp.	29,391
550	Manitowoc Co., Inc.	8,557
618	Mitsui & Co., Ltd.	7,670
293	PACCAR, Inc.	11,186
397	Pall Corp.	13,636
140	Precision Castparts Corp.	11,029
228	Raytheon Co.	12,211
918	Rolls-Royce Group plc	5,559
172	Sunpower Corp. ● ▼	12,193
129	Vestas Wind Systems A/S ●	11,225

		169,405

	Commercial & Professional Services — 2.5%
560	Covanta Holding Corp. ● ▼	13,394
645	Tetra Tech, Inc. ●	15,526

		28,920

	Consumer Durables & Apparel — 2.2%
600	Jarden Corp. ● ▼	14,075
129	Liz Claiborne, Inc.	2,115
176	Snap-On, Inc. ▼	9,242

		25,432

	Consumer Services — 0.4%
109	Ctrip.Com International Ltd. ADR ▼	4,208

	Diversified Financials — 1.9%
64	Citigroup, Inc.	1,321
102	Goldman Sachs Group, Inc.	13,094
250	Polaris Acquisition Corp. ●	2,279
508	Redecard S.A.	6,321

		23,015

	Energy — 8.2%
303	Arch Coal, Inc. ▼	9,969
357	Chesapeake Energy Corp. ▼	12,791
213	Consol Energy, Inc. ▼	9,761
113	EOG Resources, Inc.	10,091
206	Forest Oil Corp. ●	10,198
306	OAO Gazprom Class S ADR	9,460
260	Petroleo Brasileiro S.A. ADR	11,427
100	Transocean, Inc.	10,940
270	XTO Energy, Inc.	12,556

		97,193

	Food, Beverage & Tobacco — 4.4%
152	Carlsberg A/S Class B	11,623
3	Japan Tobacco, Inc.	10,278
229	PepsiCo, Inc.	16,293
282	Philip Morris International, Inc.	13,550

		51,744

	Health Care Equipment & Services — 7.0%
309	McKesson Corp.	16,649
568	Medtronic, Inc.	28,447
437	St. Jude Medical, Inc. ●	19,005
315	Varian Medical Systems, Inc. ●	17,984

		82,085

	Insurance — 1.2%
455	Marsh & McLennan Cos., Inc.	14,438

	Materials — 6.0%
495	Alcoa, Inc.	11,186
176	Cleveland-Cliffs, Inc.	9,328
460	Companhia Vale do Rio Doce ADR	8,803
351	FMC Corp.	18,050
118	Freeport-McMoRan Copper & Gold, Inc.	6,686
60	Monsanto Co.	5,929
288	Nucor Corp.	11,384

		71,366

	Media — 4.9%
365	DreamWorks Animation SKG, Inc. ●	11,473
585	Focus Media Holding Ltd. ADR ●	16,667
510	Viacom, Inc. Class B ●	12,666
565	Walt Disney Co.	17,343

		58,149

	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
295	Abbott Laboratories	16,980
343	Alkermes, Inc. ●	4,562
359	Amylin Pharmaceuticals, Inc. ● ▼	7,267
309	Auxilium Pharmaceuticals, Inc. ● ▼	9,999
182	Celgene Corp. ●	11,485
263	Cephalon, Inc. ● ▼	20,364
236	Charles River Laboratories International, Inc. ●	13,100
514	Elan Corp. plc ADR ● ▼	5,482
513	Pharmaceutical Product Development, Inc.	21,203
584	Shionogi & Co., Ltd.	11,835
299	Teva Pharmaceutical Industries Ltd. ADR	13,709

		135,986

	Retailing — 3.7%
936	Gap, Inc.	16,642
263	Kohl’s Corp. ● ▼	12,115
654	Staples, Inc.	14,708

		43,465

	Semiconductors & Semiconductor Equipment — 0.6%
237	Lam Research Corp. ● ▼	7,469

	Software & Services — 16.4%
346	Accenture Ltd. Class A ▼	13,129
24	Baidu.com ADR ●	6,057
485	BMC Software, Inc. ●	13,891
372	Electronic Arts, Inc. ●	13,760
180	Equinix, Inc. ● ▼	12,524
501	McAfee, Inc. ●	17,021
525	Microsoft Corp.	14,020
39	Nintendo Co., Ltd.	16,585
683	Oracle Corp. ●	13,878
899	Red Hat, Inc. ●	13,543
244	S.p.A. ADR ▼	13,037
234	Visa, Inc. ▼	14,384

Hartford Growth Opportunities HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
1,265	Western Union Co.	$31,217

		193,046

	Technology Hardware & Equipment — 7.7%
121	Apple, Inc. ●	13,787
396	Dell, Inc. ●	6,528
543	FLIR Systems, Inc. ● ▼	20,843
305	Hewlett-Packard Co.	14,112
3,492	Kingboard Chemical Holdings Ltd.	11,922
331	Nokia Corp.	6,166
261	Research In Motion Ltd. ●	17,806

		91,164

	Telecommunication Services — 2.1%
1,053	Metropcs Communications, Inc. ●	14,729
698	MTN Group Ltd.	9,845

		24,574

	Transportation — 1.0%
259	Kansas City Southern ● ▼	11,467

	Total common stock (Cost $1,292,029)	$1,139,140

Principal
Amount
SHORT-TERM INVESTMENTS — 16.5%
	Repurchase Agreements — 4.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8,736, collateralized by FHLMC 5.50%, 2033, value of $8,910)
$8,736	2.25% dated 09/30/2008	$8,736

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $10,586, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $10,797)

10,585	1.50% dated 09/30/2008	10,585

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,749, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $2,804)

2,749	2.25% dated 09/30/2008	2,749
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $25,206, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $25,708)
25,204	1.75% dated 09/30/2008	25,204
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $94, collateralized by U.S. Treasury Note 4.50%, 2012, value of $96)
94	0.10% dated 09/30/2008	94

		47,368

Shares
	Securities Purchased with Proceeds from Security Lending — 12.5%
	Cash Collateral Reinvestment Fund:
147,474	Goldman Sachs FS Prime Obligation/Institutional Fund		$147,474

	Total short-term investments (Cost $194,842)		$194,842

	Total investments (Cost $1,486,871) ▲	113.1%	$1,333,982
	Other assets and liabilities	(13.1)%	(154,678)

	Total net assets	100.0%	$1,179,304

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.29% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $1,488,404 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,348
Unrealized Depreciation	(206,770)

Net Unrealized Depreciation	$(154,422)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
South African Rand (Sell)	$386	$394	10/02/08	$8

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford High Yield HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
	Finance — 0.4%
	CBA Commercial Small Balance Commercial Mortgage
$21,159	2.27%, 01/25/2039 ⌂ ►	$2,275
	Soundview NIM Trust
2,490	8.25%, 12/25/2036 ⌂	2

	Total asset & commercial mortgage backed securities (Cost $4,391)	$2,277

CORPORATE BONDS: INVESTMENT GRADE — 5.7%
	Consumer Cyclical — 0.4%
	Phillips Van-Heusen Corp.
$2,355	7.75%, 11/15/2023	$2,357

	Finance — 2.2%
	American Real Estate Partners L.P.
3,270	7.13%, 02/15/2013	2,502
	Bank of America Corp.
2,500	8.00%, 01/30/2018 ♣ Δ	1,980
	Citigroup, Inc.
2,200	8.40%, 04/30/2018 ♣ Δ	1,497
	Goldman Sachs Capital Trust II
6,750	5.79%, 06/01/2012 ♣ Δ	2,965
	Goldman Sachs Group, Inc.
1,475	6.88%, 01/15/2011	1,410
	JP Morgan Chase & Co.
2,000	7.90%, 04/30/2018 ♣	1,684

		12,038

	Services — 0.6%
	Wynn Las Vegas LLC
3,650	6.63%, 12/01/2014	3,112

	Technology — 2.3%
	Sprint Capital Corp.
7,350	8.38%, 03/15/2012	6,615
	Sprint Nextel Corp.
7,450	6.00%, 12/01/2016	5,736

		12,351

	Transportation — 0.2%
	Continental Airlines, Inc.
1,219	6.80%, 08/02/2018	920

	Total corporate bonds: investment grade (Cost $35,318)	$30,778

CORPORATE BONDS: NON-INVESTMENT GRADE — 75.8%
	Basic Materials — 6.6%
	AK Steel Corp.
$3,725	7.75%, 06/15/2012 ▼	$3,576
	Cenveo, Inc.
1,920	10.50%, 08/15/2016 ▼ ■	1,776
	Domtar Corp.
4,285	5.38%, 12/01/2013	3,621
	Georgia-Pacific Corp.
2,900	8.13%, 05/15/2011	2,871
	Graham Packaging Co., Inc.
3,960	9.88%, 10/15/2014 ▼	3,445
	Huntsman International LLC
1,575	7.88%, 11/15/2014 ‡	1,355
	International Coal Group, Inc.
1,750	10.25%, 07/15/2014	1,562
	MacDermid, Inc.
2,485	9.50%, 04/15/2017 ■	2,087
	Momentive Performance
3,460	9.75%, 12/01/2014 ▼	2,733
	New Page Corp.
4,460	10.00%, 05/01/2012 ▼	3,992
	Potlatch Corp.
1,350	13.00%, 12/01/2009 ⌂ Δ	1,456
	Steel Dynamics, Inc.
3,300	7.38%, 11/01/2012	3,020
	Texas Industries, Inc.
2,200	7.25%, 07/15/2013 ■	1,914
	Valmont Industries, Inc.
2,100	6.88%, 05/01/2014	2,037

		35,445

	Capital Goods — 1.8%
	Bombardier, Inc.
3,745	6.30%, 05/01/2014 ■ ‡	3,483
	Hawker Beechcraft Acquisition Co.
2,900	9.75%, 04/01/2017 ▼	2,595
	Transdigm, Inc.
3,700	7.75%, 07/15/2014	3,478

		9,556

	Consumer Cyclical — 12.7%
	Alliance One International, Inc.
2,310	8.50%, 05/15/2012 ⌂	2,137
	Amerigas Partners L.P.
490	7.13%, 05/20/2016	439
1,555	7.25%, 05/20/2015 ‡	1,415
	Aramark Corp.
4,065	5.00%, 06/01/2012	3,415
	BE Aerospace, Inc.
1,525	8.50%, 07/01/2018	1,479
	Buffalo Thunder
3,825	9.38%, 12/15/2014 ⌂	1,606
	D.R. Horton, Inc.
4,235	4.88%, 01/15/2010 ▼	3,939
	Dollarama Group L.P.
3,400	8.88%, 08/15/2012	2,890
	ESCO Corp.
3,450	8.63%, 12/15/2013 ■	3,381
	Ferrellgas Partners L.P.
2,000	6.75%, 05/01/2014 ▼ ■	1,630
	General Motors Corp.
5,250	7.20%, 01/15/2011 ▼	3,084
	Ingles Markets, Inc.
2,840	8.88%, 12/01/2011	2,847
	K Hovnanian Enterprises
3,695	11.50%, 05/01/2013 ■	3,621
	KB Home & Broad Home Corp.
3,455	6.38%, 08/15/2011	3,127
	Michaels Stores, Inc.
1,530	10.00%, 11/01/2014 ▼	964
	Neiman Marcus Group, Inc.
1,670	9.00%, 10/15/2015 ▼	1,399
2,330	10.38%, 10/15/2015 ▼	1,951

Hartford High Yield HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Cyclical (continued)
	Pulte Homes, Inc.
$4,190	7.88%, 08/01/2011	$4,001
	SGS International, Inc.
3,240	12.00%, 12/15/2013	2,624
	Stater Brothers Holdings, Inc.
2,435	8.13%, 06/15/2012 ▼	2,386
	Supervalu, Inc.
7,300	7.50%, 11/15/2014	7,081
	Tenneco, Inc.
5,220	8.13%, 11/15/2015 ▼	4,463
	TRW Automotive, Inc.
8,525	7.25%, 03/15/2017 ■	6,735
	United Components, Inc.
1,950	9.38%, 06/15/2013 ⌂	1,619

		68,233

	Consumer Staples — 1.5%
	Appleton Papers, Inc.
1,987	8.13%, 06/15/2011 ▼	1,744
1,300	9.75%, 06/15/2014 ▼ ⌂	998
	Constellation Brands, Inc.
2,850	8.38%, 12/15/2014	2,821
	Dole Food Co., Inc.
2,345	8.63%, 05/01/2009	2,239

		7,802

	Energy — 6.1%
	Chesapeake Energy Corp.
3,300	7.00%, 08/15/2014	3,086
3,670	7.63%, 07/15/2013	3,505
	Cie Gen Geophysique
3,855	7.75%, 05/15/2017	3,662
	Encore Acquisition Co.
2,295	7.25%, 12/01/2017	1,882
	Frontier Oil Corp.
1,700	8.50%, 09/15/2016 ▼	1,636
	Inergy L.P.
3,840	8.25%, 03/01/2016	3,533
	Key Energy Services Inc.
2,085	8.38%, 12/01/2014	2,002
	Petrohawk Energy Corp.
3,505	9.13%, 07/15/2013	3,295
	Plains Exploration & Production Co.
2,310	7.63%, 06/01/2018	2,044
	Quicksilver Resources, Inc.
3,000	8.25%, 08/01/2015 ▼	2,745
	Sonat, Inc.
3,190	7.63%, 07/15/2011	3,228
	Tesoro Corp.
2,690	6.63%, 11/01/2015	2,192

		32,810

	Finance — 5.9%
	Ford Motor Credit Co.
4,025	5.54%, 01/13/2012 Δ	2,575
5,000	5.70%, 01/15/2010	3,829
7,125	7.24%, 04/15/2012 Δ	6,587
	General Motors Acceptance Corp.
8,200	6.75%, 12/01/2014	3,147
	Host Marriott L.P.
2,700	6.75%, 06/01/2016 ▼	2,207
	LPL Holdings, Inc.
7,625	10.75%, 12/15/2015 ⌂	7,168
	Nuveen Investments, Inc.
3,873	5.00%, 09/15/2010	3,215
	Yankee Acquisition Corp.
3,775	8.50%, 02/15/2015 ▼	2,737

		31,465

	Health Care — 7.3%
	Advanced Medical Optics, Inc.
4,760	7.50%, 05/01/2017 ▼	4,141
	HCA, Inc.
2,500	7.88%, 02/01/2011	2,412
7,135	9.25%, 11/15/2016	6,939
	IASIS Healthcare Capital Corp.
3,550	8.75%, 06/15/2014 ‡	3,355
	Invacare Corp.
3,725	9.75%, 02/15/2015	3,725
	Multiplan Corp.
3,450	10.38%, 04/15/2016 ■	3,381
	Psychiatric Solutions, Inc.
3,020	7.75%, 07/15/2015	2,809
	Reable Therapeutics Finance LLC
2,190	11.75%, 11/15/2014 ▼	1,960
	Rite Aid Corp.
4,375	9.50%, 06/15/2017 ▼	2,297
1,900	10.38%, 07/15/2016 ▼	1,653
	Skilled Healthcare Group, Inc.
2,750	11.00%, 01/15/2014	2,833
	Warner Chilcott Corp.
3,650	8.75%, 02/01/2015	3,595

		39,100

	Services — 11.7%
	Affinion Group, Inc.
4,340	11.50%, 10/15/2015	4,036
	Allied Waste North America, Inc.
2,590	6.88%, 06/01/2017	2,409
3,210	7.88%, 04/15/2013	3,186
	AMC Entertainment, Inc.
2,600	11.00%, 02/01/2016	2,561
	Clear Channel Communications, Inc.
7,900	7.65%, 09/15/2010	7,110
	Dex Media West LLC, Inc.
2,020	8.00%, 11/15/2013 ‡	929
4,877	9.88%, 08/15/2013 ‡	3,024
	DirecTV Holdings LLC
1,555	7.63%, 05/15/2016 ■	1,407
2,600	8.38%, 03/15/2013	2,567
	Echostar DBS Corp.
6,290	7.75%, 05/31/2015	5,331
	FireKeepers Development Authority
3,125	13.88%, 05/01/2015 ▼ ■	2,750
	Harland Clarke Holdings
3,550	9.50%, 05/15/2015	2,521
	Harrah’s Operating Co., Inc.
3,835	10.75%, 02/01/2016 ■	1,956
	Idearc, Inc.
4,685	8.00%, 11/15/2016 ▼	1,277
	Iron Mountain, Inc.
3,170	8.00%, 06/15/2020	3,043

Hartford High Yield HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Services (continued)
	MGM Mirage, Inc.
$4,360	7.50%, 06/01/2016 ▼	$3,183
	Pinnacle Entertainment, Inc.
2,850	8.75%, 10/01/2013 ▼	2,729
	Sheridan Group, Inc.
3,600	10.25%, 08/15/2011 ⌂	3,204
	SunGard Data Systems, Inc.
3,470	10.25%, 08/15/2015 ▼	3,010
	TL Acquisitions, Inc.
3,760	10.50%, 01/15/2015 ■	2,970
	Videotron Ltee
2,625	6.88%, 01/15/2014	2,481
	Virgin Media, Inc.
1,700	6.50%, 11/15/2016 ■	1,077

		62,761

	Technology - 13.9%
	Advanced Micro Devices, Inc.
3,000	5.75%, 08/15/2012 ▼ ۞	1,710
	Canwest MediaWorks L.P.
4,560	9.25%, 08/01/2015 ■	3,283
	CCH I Holdings LLC
3,750	9.92%, 04/01/2014 ▼	1,387
	Charter Communications Operating LLC
5,600	10.88%, 09/15/2014 ■	5,432
	Citizens Communications Co.
3,650	7.88%, 01/15/2027	2,737
	Cricket Communications, Inc.
2,380	9.38%, 11/01/2014	2,213
	CSC Holdings, Inc.
5,950	7.63%, 04/01/2011 ‡	5,712
	Freescale Semiconductor, Inc.
5,750	9.13%, 12/15/2014 ▼	3,623
	General Cable Corp.
2,725	5.17%, 04/01/2015 Δ	2,289
	Intelsat Bermuda Ltd.
5,575	11.25%, 06/15/2016 ‡	5,422
	Intelsat Ltd.
2,275	7.63%, 04/15/2012 ▼	1,718
	Intelsat Subsidiary Holding Co.
6,125	8.50%, 01/15/2013 ■	5,666
	Level 3 Financing, Inc.
4,500	9.25%, 11/01/2014	3,398
	Mediacom LLC
7,050	7.88%, 02/15/2011	6,380
	MetroPCS Wireless, Inc.
2,810	9.25%, 11/01/2014	2,627
	Nortel Networks Ltd.
3,100	10.75%, 07/15/2016	1,899
	Qwest Communications International, Inc.
7,570	7.50%, 02/15/2014	6,548
	Sanmina-Sci Corp.
4,550	5.57%, 06/15/2010 - 06/15/2014 ■ Δ	4,071
	Spansion LLC
4,315	5.93%, 06/01/2013 ■ Δ	2,589
	Wind Acquisition
EUR 1,600	9.75%, 12/01/2015 ■	2,038
	Windstream Corp.
4,400	8.63%, 08/01/2016	4,059

		74,801

	Transportation - 1.6%
	Bristow Group, Inc.
2,520	7.50%, 09/15/2017	2,243
	Continental Airlines, Inc.
3,037	7.03%, 06/15/2011	2,490
2,624	7.37%, 12/15/2015	1,968
	PHI, Inc.
2,140	7.13%, 04/15/2013	1,894

		8,595

	Utilities - 6.7%
	AES Corp.
2,460	8.00%, 10/15/2017	2,220
	Copano Energy LLC
3,700	8.13%, 03/01/2016	3,385
	Dynegy Holdings, Inc.
2,750	8.75%, 02/15/2012 ▼	2,599
	Edison Mission Energy
1,665	7.50%, 06/15/2013	1,598
	Energy Future Holdings
2,000	10.88%, 11/01/2017 ■	1,805
	Markwest Energy Partners L.P.
2,300	8.50%, 07/15/2016	2,174
	Mirant North America LLC
3,100	7.38%, 12/31/2013	2,914
	NRG Energy, Inc.
9,070	7.25%, 02/01/2014	8,412
	Reliant Energy, Inc.
4,670	6.75%, 12/15/2014 ▼	3,993
1,141	9.24%, 07/02/2017	1,084
	Texas Competitive Electric Co.
6,450	10.25%, 11/01/2015 ■	5,821

		36,005

	Total corporate bonds: non-investment grade (Cost $464,853)	$406,573

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦- 9.0%
	Basic Materials - 1.6%
	Boise Paper Holdings LLC
$4,350	6.00%, 02/20/2015 ±	$3,915
	Georgia-Pacific Corp.
3,327	5.80%, 12/20/2013 ± *	3,028
	Mega Bloks, Inc.
2,045	8.75%, 07/26/2012 ±	1,595

		8,538

	Consumer Cyclical - 1.7%
	American Axle & Manufacturing Holdings, Inc.
3,600	6.27%, 06/14/2012 ±	2,448
	Appleseed’s Brands
2,006	8.18%, 06/25/2013 ⌂ ±	1,264
	Hanesbrands, Inc.
3,300	6.55%, 03/05/2014 ± *	3,013
	Lear Corp.
2,962	6.07%, 04/25/2012 ±	2,297

		9,022

Hartford High Yield HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Consumer Staples - 0.1%
	WM Wrigley Jr. Co.
$756	7.55%, 08/12/2014 ◊ *	$741

	Energy - 1.1%
	Lyondell Chemical Co.
3,675	7.00%, 12/22/2014 ± *	2,582
	Turbo Beta Ltd.
3,211	14.50%, 03/12/2018 ⌂ ±	3,098

		5,680

	Health Care - 1.1%
	IASIS Healthcare Capital Corp.
4,319	8.04%, 06/15/2014 ± *	3,671
	Inverness Medical Innovation, Inc.
1,625	7.68%, 06/26/2015 ±	1,462
	Invitrogen Corp.
630	7.05%, 09/30/2015 ◊ *	613

		5,746

	Services - 1.9%
	Marquee Holdings, Inc.
1,497	7.82%, 06/13/2012 ⌂ ±	1,018
	Tribune Co.
2,470	8.29%, 12/20/2015 ⌂ ±	1,235
	Venetian Macau Ltd.
1,197	6.02%, 05/25/2012 ± *	1,089
	Venetian Macau Ltd., Incremental Term Loan B
852	6.02%, 04/06/2012 ±	775
	Venetian Macau Ltd., Term Loan
2,073	6.02%, 05/25/2013 ± *	1,885
	WideOpenWest Finance LLC
4,171	9.50%, 06/29/2015 ⌂ ± *	3,128
	Yonkers Racing Corp.
1,230	11.25%, 08/12/2011 ±	1,199

		10,329

	Technology - 1.5%
	Infor Lux Bond Co.
4,740	11.77%, 07/28/2014 ⌂ ±	1,833
	Integra Telecom Holdings, Inc.
2,050	9.80%, 04/08/2014 ±	1,640
	Mediacom Broadband LLC
833	3.89%, 03/31/2010 ±	750
	Wind Acquisitions Holdings Finance S.A.
4,384	10.04%, 12/12/2011 ±	3,857

		8,080

	Total senior floating rate interests:
	non-investment grade (Cost $57,943)	$48,136

Shares
COMMON STOCK - 0.0%
	Consumer Durables & Apparel - 0.0%
—	Hosiery Corp. of America, Inc. Class A † ● ⌂	$—

	Telecommunication Services - 0.0%
1	AboveNet, Inc. ● ▼	38
—	XO Holdings, Inc. ● ▼	—

		38

	Total common stock (Cost $4)	$38

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
—	AboveNet, Inc. ● ⌂	$5
—	XO Holdings, Inc. ● ⌂	—

	Total warrants (Cost $ - )	$5

PREFERRED STOCK - 0.1%
	Real Estate - 0.1%
148	Federal National Mortgage Association ▼	$323

	Total preferred stock (Cost $1,902)	$323

	Total long-term investments (Cost $564,411)	$488,130

Principal
Amount
SHORT-TERM INVESTMENTS - 17.3%
Finance - 1.6%
Federal Home Loan Bank
$8,800	0.50%, 10/03/2008	$8,800

Shares
Investment Pools and Funds - 0.0%
136	State Street Bank Money Market Fund	136

Principal
Amount
	Repurchase Agreements - 4.9%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $11,837, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $11,818)
$11,837	0.05% dated 09/30/2008	11,837
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $11,837, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $11,843)
11,837	0.10% dated 09/30/2008	11,837
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,363, collateralized by U.S. Treasury Note 4.50%, 2012, value of $2,406)
2,363	0.10% dated 09/30/2008	2,363

		26,037

Shares
Securities Purchased with Proceeds from Security Lending - 10.7%
Cash Collateral Reinvestment Fund:
57,391	Navigator Prime Portfolio	57,391

Hartford High Yield HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills - 0.1%
$600	1.71%, 01/15/2009 ○ □		$598

	Total short-term investments (Cost $92,961)		$92,962

	Total investments (Cost $657,372) ▲	108.3%	$581,092
	Other assets and liabilities	(8.3)%	(44,368)

	Total net assets	100.0%	$536,724

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.60% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $658,813 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(77,721)

Net Unrealized Depreciation	$(77,721)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008 rounds to zero. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2008.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $68,873, which represents 12.83% of total net assets.

♣	Perpetual maturity security. Maturity date shown is the first call date.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2008.

t	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2008 was $5,783.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR — Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007 - 03/2008	—	AboveNet, Inc. Warrants	$—
03/2007	$2,310	Alliance One International, Inc., 8.50%, 05/15/2012	2,311
07/2007	$2,006	Appleseed’s Brands, 8.18%, 06/25/2013	1,991
12/2006	$1,300	Appleton Papers, Inc., 9.75%, 06/15/2014	1,307
12/2006 - 06/2007	$3,825	Buffalo Thunder, 9.38%, 12/15/2014 - 144A	3,866
11/2006 - 10/2007	$21,159	CBA Commercial Small Balance Commercial Mortgage, 2.27%, 01/25/2039 - 144A	1,922
10/1994	—	Hosiery Corp. of America, Inc. Class A - 144A	4
03/2007 - 07/2008	$4,740	Infor Lux Bond Co., 11.77%, 07/28/2014	3,905
08/2006 - 08/2008	$7,625	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	7,732
06/2007 - 09/2008	$1,497	Marquee Holdings, Inc., 7.82%, 06/13/2012	1,472
05/2001 - 11/2001	$1,350	Potlatch Corp., 13.00%, 12/01/2009	1,342
06/2005 - 02/2006	$3,600	Sheridan Group, Inc., 10.25%, 08/15/2011	3,701
02/2007	$2,490	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	2,469
05/2007	$2,470	Tribune Co., 8.29%, 12/20/2015	2,470
06/2008 - 08/2008	$3,211	Turbo Beta Ltd., 14.50%, 03/12/2018	3,211
09/2008	$1,950	United Components, Inc., 9.38%, 06/15/2013	1,749
06/2007 - 09/2008	$4,171	WideOpenWest Finance LLC, 9.50%, 06/29/2015	4,036
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at September 30, 2008 was $32,046 which represents 5.97% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	407	Long	Dec 2008	$301

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$2,608	$2,706	10/29/08	$(98)
Euro (Sell)	4,775	5,281	10/29/08	506
				$408

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.6%
	Automobiles & Components - 0.4%
252	Ford Motor Co. ●▼	$1,311
63	General Motors Corp. ▼	596
27	Goodyear Tire & Rubber Co. ●	412
26	Harley-Davidson, Inc. ▼	976
66	Johnson Controls, Inc. ▼	2,005

		5,300

	Banks - 3.1%
61	BB&T Corp. ▼	2,315
17	Comerica, Inc.	554
64	Fifth Third Bankcorp ▼	765
23	First Horizon National Corp. ▼	211
58	Hudson City Bancorp, Inc. ▼	1,068
41	Huntington Bancshares, Inc. ▼	326
55	Keycorp	658
9	M&T Bank Corp. ▼	764
29	Marshall & Ilsley Corp. ▼	582
14	MGIC Investment Corp.	98
85	National City Corp. ▼	148
39	PNC Financial Services Group, Inc.	2,883
77	Regions Financial Corp. ▼	744
61	Sovereign Bancorp, Inc. ▼	239
39	SunTrust Banks, Inc. ▼	1,773
194	US Bancorp ▼	6,992
240	Wachovia Corp. ▼	841
369	Wells Fargo & Co. ▼	13,836
13	Zion Bancorp ▼	496

		35,293

	Capital Goods - 8.2%
78	3M Co.	5,319
83	Boeing Co.	4,731
68	Caterpillar, Inc.	4,041
19	Cooper Industries Ltd.	775
23	Cummins, Inc.	986
28	Danaher Corp. ▼	1,973
48	Deere & Co.	2,355
21	Dover Corp.	848
18	Eaton Corp.	1,039
86	Emerson Electric Co.	3,525
14	Fastenal Co. ▼	711
20	Fluor Corp.	1,110
44	General Dynamics Corp.	3,258
1,108	General Electric Co.	28,262
14	Goodrich Corp.	582
83	Honeywell International, Inc.	3,445
45	Illinois Tool Works, Inc. ▼	1,980
35	Ingersoll-Rand Co. Class A	1,107
20	ITT Corp.	1,126
14	Jacobs Engineering Group, Inc. ●	741
14	L-3 Communications Holdings, Inc.	1,334
37	Lockheed Martin Corp.	4,073
15	Manitowoc Co., Inc.	227
40	Masco Corp. ▼	719
38	Northrop Grumman Corp.	2,279
40	PACCAR, Inc.	1,544
13	Pall Corp. ▼	464
19	Parker-Hannifin Corp.	989
16	Precision Castparts Corp.	1,227
46	Raytheon Co.	2,488
16	Rockwell Automation, Inc. ▼	606
18	Rockwell Collins, Inc.	852
11	Terex Corp. ●	331
28	Textron, Inc.	811
53	Tyco International Ltd.	1,853
107	United Technologies Corp.	6,452
7	W.W. Grainger, Inc.	627

		94,790

	Commercial & Professional Services - 0.5%
38	Allied Waste Industries, Inc. ●	419
12	Avery Dennison Corp. ▼	526
15	Cintas Corp.	421
14	Equifax, Inc. ● ▼	491
14	Monster Worldwide, Inc. ●	208
23	Pitney Bowes, Inc.	769
23	R.R. Donnelley & Sons Co.	574
17	Robert Half International, Inc. ▼	429
55	Waste Management, Inc.	1,722

		5,559

	Consumer Durables & Apparel - 1.1%
7	Black & Decker Corp.	404
14	Centex Corp. ▼	225
38	Coach, Inc. ●	940
31	D.R. Horton, Inc. ▼	402
32	Eastman Kodak Co. ▼	494
17	Fortune Brands, Inc.	959
6	Harman International Industries, Inc.	221
14	Hasbro, Inc.	484
9	Jones Apparel Group, Inc.	172
8	KB Home	165
18	Leggett & Platt, Inc. ▼	390
16	Lennar Corp. ▼	239
11	Liz Claiborne, Inc.	177
40	Mattel, Inc.	725
31	Newell Rubbermaid, Inc.	537
44	NIKE, Inc. Class B	2,924
6	Polo Ralph Lauren Corp. ▼	420
24	Pulte Homes, Inc. ▼	336
6	Snap-On, Inc.	335
9	Stanley Works ▼	366
10	V.F. Corp.	754
8	Whirlpool Corp. ▼	657

		12,326

	Consumer Services - 1.4%
12	Apollo Group, Inc. Class A ● ▼	699
49	Carnival Corp.	1,722
16	Darden Restaurants, Inc.	450
37	H & R Block, Inc.	833
34	International Game Technology	593
33	Marriott International, Inc. Class A ▼	860
125	McDonald’s Corp.	7,730
81	Starbucks Corp. ●	1,211
21	Starwood Hotels & Resorts	585
20	Wyndham Worldwide Corp. ▼	310
52	Yum! Brands, Inc.	1,704

		16,697

	Diversified Financials - 8.3%
23	American Capital, Ltd. ▼	589
129	American Express Co.	4,575

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Diversified Financials (continued)
24	Ameriprise Financial, Inc.	$923
508	Bank of America Corp.	17,781
128	Bank of New York Mellon Corp.	4,159
42	Capital One Financial Corp.	2,137
104	Charles Schwab Corp.	2,703
32	CIT Group, Inc. ▼	221
607	Citigroup, Inc.	12,443
7	CME Group, Inc.	2,776
53	Discover Financial Services, Inc.	738
60	E*Trade Financial Corp. ●▼	168
10	Federated Investors, Inc.	282
17	Franklin Resources, Inc.	1,499
48	Goldman Sachs Group, Inc.	6,194
8	IntercontinentalExchange, Inc. ●	679
43	Invesco Ltd.	904
18	Janus Capital Group, Inc.	431
410	JP Morgan Chase & Co.	19,166
16	Legg Mason, Inc. ▼	604
20	Leucadia National Corp. ▼	902
171	Merrill Lynch & Co., Inc.	4,317
22	Moody’s Corp. ▼	747
124	Morgan Stanley ▼	2,842
25	Northern Trust Corp.	1,777
30	NYSE Euronext	1,159
52	SLM Corp. ●	643
48	State Street Corp.	2,734
29	T. Rowe Price Group, Inc.	1,549

		95,642

	Energy - 13.2%
52	Anadarko Petroleum Corp.	2,530
37	Apache Corp.	3,884
34	Baker Hughes, Inc.	2,081
33	BJ Services Co.	627
12	Cabot Oil & Gas Corp.	419
24	Cameron International Corp. ● ▼	933
58	Chesapeake Energy Corp. ▼	2,079
229	Chevron Corp.	18,876
169	ConocoPhillips Holding Co.	12,399
20	Consol Energy, Inc.	935
49	Devon Energy Corp.	4,485
78	El Paso Corp. ▼	997
16	ENSCO International, Inc. ▼	921
28	EOG Resources, Inc.	2,478
579	Exxon Mobil Corp.	44,938
98	Halliburton Co.	3,165
32	Hess Corp.	2,592
79	Marathon Oil Corp.	3,134
9	Massey Energy Co.	335
21	Murphy Oil Corp.	1,363
31	Nabors Industries Ltd. ●	777
46	National Oilwell Varco, Inc. ●	2,334
30	Noble Corp.	1,314
19	Noble Energy, Inc.	1,072
91	Occidental Petroleum Corp.	6,412
30	Peabody Energy Corp. ▼	1,364
13	Pioneer Natural Resources Co.	695
17	Range Resources Corp.	742
13	Rowan Companies, Inc.	385
134	Schlumberger Ltd.	10,439
24	Smith International, Inc.	1,413
38	Southwestern Energy Co. ●	1,167
69	Spectra Energy Corp.	1,631
13	Sunoco, Inc.	462
16	Tesoro Corp. ▼	256
36	Transocean, Inc.	3,909
58	Valero Energy Corp.	1,765
76	Weatherford International Ltd. ●	1,906
64	Williams Cos., Inc.	1,517
61	XTO Energy, Inc.	2,846

		151,577

	Food & Staples Retailing - 2.9%
48	Costco Wholesale Corp.	3,143
160	CVS/Caremark Corp.	5,383
73	Kroger Co.	2,006
48	Safeway, Inc.	1,150
24	Supervalu, Inc.	514
67	Sysco Corp.	2,066
110	Walgreen Co.	3,416
250	Wal-Mart Stores, Inc.	14,961
16	Whole Foods Market, Inc. ▼	316

		32,955

	Food, Beverage & Tobacco - 6.2%
229	Altria Group, Inc.	4,553
80	Anheuser-Busch Cos., Inc.	5,194
72	Archer Daniels Midland Co.	1,572
9	Brown-Forman Corp. ▼	626
24	Campbell Soup Co. ▼	909
221	Coca-Cola Co.	11,711
35	Coca-Cola Enterprises, Inc.	592
50	ConAgra Foods, Inc.	981
22	Constellation Brands, Inc. Class A ● ▼	464
17	Dean Foods Co. ● ▼	400
37	General Mills, Inc.	2,571
35	H.J. Heinz Co.	1,738
18	Hershey Co. ▼	729
28	Kellogg Co.	1,562
169	Kraft Foods, Inc.	5,540
19	Lorillard, Inc.	1,377
14	McCormick & Co., Inc.	552
17	Molson Coors Brewing Co.	786
15	Pepsi Bottling Group, Inc.	443
174	PepsiCo, Inc.	12,434
230	Philip Morris International, Inc.	11,048
19	Reynolds American, Inc.	923
79	Sara Lee Corp.	994
33	Tyson Foods, Inc. Class A ▼	399
16	UST, Inc. ▼	1,095
24	William Wrigley, Jr. Co.	1,905

		71,098

	Health Care Equipment & Services - 4.3%
53	Aetna, Inc.	1,896
18	Amerisource Bergen Corp. ▼	664
11	Bard (C.R.), Inc.	1,052
70	Baxter International, Inc.	4,592
27	Becton, Dickinson & Co.	2,179
167	Boston Scientific Corp. ●	2,051
40	Cardinal Health, Inc.	1,972

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care Equipment & Services (continued)
31	Cigna Corp.	$1,041
16	Coventry Health Care, Inc. ● ▼	537
56	Covidien Ltd.	3,004
12	DaVita, Inc. ●	661
28	Express Scripts, Inc. ●	2,031
18	Hospira, Inc. ●	683
19	Humana, Inc. ●	773
20	IMS Health, Inc.	382
4	Intuitive Surgical, Inc. ● ▼	1,036
12	Laboratory Corp. of America Holdings ● ▼	863
31	McKesson Corp.	1,655
56	Medco Health Solutions, Inc. ●	2,535
126	Medtronic, Inc.	6,298
10	Patterson Cos., Inc. ●	308
18	Quest Diagnostics, Inc.	909
38	St. Jude Medical, Inc. ●	1,656
28	Stryker Corp.	1,717
46	Tenet Healthcare Corp. ● ▼	257
136	UnitedHealth Group, Inc.	3,445
14	Varian Medical Systems, Inc. ●	792
57	Wellpoint, Inc. ●	2,663
25	Zimmer Holdings, Inc. ●	1,622

		49,274

	Household & Personal Products - 3.0%
47	Avon Products, Inc.	1,972
15	Clorox Co.	963
56	Colgate-Palmolive Co.	4,244
13	Estee Lauder Cos., Inc. ▼	637
46	Kimberly-Clark Corp.	2,998
338	Procter & Gamble Co.	23,556

		34,370

	Insurance - 3.0%
56	Aflac, Inc.	3,301
64	Allstate Corp.	2,956
318	American International Group, Inc.	1,061
31	AON Corp.	1,389
14	Assurant, Inc.	774
43	Chubb Corp.	2,345
19	Cincinnati Financial Corp.	548
51	Genworth Financial, Inc.	442
30	Lincoln National Corp.	1,298
43	Loews Corp.	1,694
57	Marsh & McLennan Cos., Inc.	1,816
23	MBIA, Inc.	275
81	Metlife, Inc.	4,533
31	Principal Financial Group, Inc. ▼	1,327
80	Progressive Corp.	1,392
50	Prudential Financial, Inc.	3,621
10	Torchmark Corp.	614
70	Travelers Cos, Inc.	3,162
41	Unum Group	1,023
37	XL Capital Ltd. Class A	663

		34,234

	Materials - 3.3%
24	Air Products and Chemicals, Inc.	1,620
13	AK Steel Holding Corp.	324
91	Alcoa, Inc.	2,046
11	Allegheny Technologies, Inc. ▼	330
6	Ashland, Inc.	186
11	Ball Corp.	424
11	Bemis Co., Inc. ▼	293
6	CF Industries Holdings, Inc.	576
103	Dow Chemical Co.	3,274
101	E.I. DuPont de Nemours & Co.	4,052
9	Eastman Chemical Co. ▼	471
20	Ecolab, Inc.	947
43	Freeport-McMoRan Copper & Gold, Inc.	2,433
13	Hercules, Inc.	251
9	International Flavors & Fragrances, Inc.	347
48	International Paper Co.	1,248
19	MeadWestvaco Corp.	444
61	Monsanto Co.	6,063
51	Newmont Mining Corp. ▼	1,971
35	Nucor Corp.	1,394
15	Pactiv Corp. ●	361
18	PPG Industries, Inc.	1,067
35	Praxair, Inc.	2,515
14	Rohm & Haas Co.	967
18	Sealed Air Corp.	386
14	Sigma-Aldrich Corp.	735
9	Titanium Metals Corp. ▼	108
13	United States Steel Corp.	1,017
12	Vulcan Materials Co. ▼	914
24	Weyerhaeuser Co. ▼	1,427

		38,191

	Media - 2.6%
76	CBS Corp. Class B ▼	1,105
325	Comcast Corp. Class A	6,383
64	DirecTV Group, Inc. ● ▼	1,684
25	Gannett Co., Inc. ▼	430
53	Interpublic Group of Cos., Inc. ● ▼	411
35	McGraw-Hill Cos., Inc.	1,119
4	Meredith Corp. ▼	112
13	New York Times Co. Class A ▼	185
256	News Corp. Class A	3,067
36	Omnicom Group, Inc.	1,370
10	Scripps Networks Interactive Class A ▼	365
399	Time Warner, Inc.	5,234
69	Viacom, Inc. Class B ●	1,717
209	Walt Disney Co.	6,415
1	Washington Post Co. Class B ▼	362

		29,959

	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
172	Abbott Laboratories	9,890
34	Allergan, Inc.	1,764
118	Amgen, Inc. ● ▼	6,988
19	Applied Biosystems, Inc.	650
12	Barr Pharmaceuticals, Inc. ●	790
32	Biogen Idec, Inc. ●	1,628
221	Bristol-Myers Squibb Co.	4,598
51	Celgene Corp. ●	3,205
111	Eli Lilly & Co.	4,907
34	Forest Laboratories, Inc. ●	959
30	Genzyme Corp. ●	2,420

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
103	Gilead Sciences, Inc. ●	$4,673
311	Johnson & Johnson	21,572
28	King Pharmaceuticals, Inc. ● ▼	265
239	Merck & Co., Inc.	7,534
6	Millipore Corp. ●	422
34	Mylan Inc. ● ▼	387
13	PerkinElmer, Inc.	332
751	Pfizer, Inc.	13,849
181	Schering-Plough Corp.	3,345
47	Thermo Fisher Scientific, Inc. ●	2,565
11	Waters Corp. ●	641
12	Watson Pharmaceuticals, Inc. ●	333
149	Wyeth	5,486

		99,203

	Real Estate - 1.3%
10	Apartment Investment & Management Co. ▼	335
9	Avalonbay Communities, Inc.	840
13	Boston Properties, Inc. ▼	1,247
19	CB Richard Ellis Group, Inc. Class A ● ▼	256
13	Developers Diversified Realty Corp. ▼	425
30	Equity Residential Properties Trust ▼	1,339
25	General Growth Properties, Inc. ▼	382
28	HCP, Inc.	1,120
58	Host Hotels & Resorts, Inc. ▼	769
25	Kimco Realty Corp. ▼	935
19	Plum Creek Timber Co., Inc. ▼	952
29	ProLogis ▼	1,208
14	Public Storage ▼	1,379
25	Simon Property Group, Inc.	2,434
15	Vornado Realty Trust	1,391

		15,012

	Retailing - 2.8%
10	Abercrombie & Fitch Co. Class A	381
36	Amazon.com, Inc. ● ▼	2,588
12	AutoNation, Inc. ● ▼	135
5	AutoZone, Inc. ●	574
29	Bed Bath & Beyond, Inc. ● ▼	915
38	Best Buy Co., Inc. ▼	1,410
9	Big Lots, Inc. ● ▼	258
6	Dillard’s, Inc. ▼	77
23	Expedia, Inc. ● ▼	352
16	Family Dollar Stores, Inc.	368
18	GameStop Corp. Class A ● ▼	621
52	Gap, Inc. ▼	931
18	Genuine Parts Co.	723
189	Home Depot, Inc.	4,898
25	J. C. Penney Co., Inc.	824
34	Kohl’s Corp. ● ▼	1,562
32	Limited Brands, Inc.	551
163	Lowe’s Co., Inc.	3,868
47	Macy’s, Inc.	843
18	Nordstrom, Inc. ▼	511
31	Office Depot, Inc. ●	182
15	RadioShack Corp.	253
6	Sears Holdings Corp. ● ▼	594
11	Sherwin-Williams Co. ▼	627
79	Staples, Inc.	1,783
84	Target Corp.	4,123
14	Tiffany & Co. ▼	490
47	TJX Cos., Inc.	1,425

		31,867

	Semiconductors & Semiconductor Equipment - 2.2%
68	Advanced Micro Devices, Inc. ● ▼	358
33	Altera Corp.	692
32	Analog Devices, Inc.	854
150	Applied Materials, Inc.	2,262
49	Broadcom Corp. Class A ●	916
626	Intel Corp.	11,732
19	KLA-Tencor Corp.	607
25	Linear Technology Corp. ▼	756
72	LSI Corp. ● ▼	384
25	MEMC Electronic Materials, Inc. ●	711
21	Microchip Technology, Inc. ▼	604
85	Micron Technology, Inc. ● ▼	343
22	National Semiconductor Corp. ▼	374
11	Novellus Systems, Inc. ● ▼	217
62	NVIDIA Corp. ●	664
19	Teradyne, Inc. ●	147
146	Texas Instruments, Inc.	3,139
31	Xilinx, Inc. ▼	722

		25,482

	Software & Services - 6.1%
59	Adobe Systems, Inc. ●	2,333
11	Affiliated Computer Services, Inc. Class A ● ▼	549
19	Akamai Technologies, Inc. ● ▼	330
25	Autodesk, Inc. ●	844
57	Automatic Data Processing, Inc.	2,424
21	BMC Software, Inc. ● ▼	607
44	CA, Inc. ▼	876
20	Citrix Systems, Inc. ●	514
33	Cognizant Technology Solutions Corp. ●	743
17	Computer Sciences Corp. ●	678
28	Compuware Corp. ●	276
14	Convergys Corp. ●	201
122	eBay, Inc. ●	2,724
35	Electronic Arts, Inc. ●	1,312
21	Fidelity National Information Services, Inc.	389
18	Fiserv, Inc. ●	864
27	Google, Inc. ●	10,683
36	Intuit, Inc. ●	1,132
8	Mastercard, Inc. ▼	1,436
875	Microsoft Corp.	23,349
38	Novell, Inc. ●	198
437	Oracle Corp. ●	8,866
36	Paychex, Inc.	1,180
12	Salesforce.com, Inc. ● ▼	561
94	Symantec Corp. ●	1,831
22	Total System Services, Inc.	361
41	Unisys Corp. ● ▼	111
22	VeriSign, Inc. ●	561
81	Western Union Co.	2,005

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
154	Yahoo!, Inc. ●	$2,671

		70,609

	Technology Hardware & Equipment - 7.4%
40	Agilent Technologies, Inc. ●	1,182
20	Amphenol Corp. Class A	791
99	Apple, Inc. ●	11,213
10	Ciena Corp. ● ▼	101
658	Cisco Systems, Inc. ●	14,848
176	Corning, Inc.	2,750
194	Dell, Inc. ●	3,200
231	EMC Corp. ●	2,759
15	Harris Corp.	693
273	Hewlett-Packard Co.	12,617
151	International Business Machines Corp. ▼	17,655
23	Jabil Circuit, Inc.	224
24	JDS Uniphase Corp. ● ▼	202
61	Juniper Networks, Inc. ● ▼	1,277
10	Lexmark International, Inc. ADR ● ▼	320
16	Molex, Inc. ▼	355
252	Motorola, Inc.	1,802
37	NetApp, Inc. ●	666
15	QLogic Corp. ● ▼	225
183	Qualcomm, Inc.	7,856
25	SanDisk Corp. ●	489
84	Sun Microsystems, Inc. ● ▼	638
45	Tellabs, Inc. ●	181
20	Teradata Corp. ●	387
53	Tyco Electronics Ltd.	1,455
97	Xerox Corp.	1,120

		85,006

	Telecommunication Services - 3.0%
44	American Tower Corp. Class A ●	1,578
657	AT&T, Inc.	18,330
11	CenturyTel, Inc.	419
16	Embarq Corp.	642
35	Frontier Communications Corp. ▼	405
165	Qwest Communications International, Inc. ▼	534
318	Sprint Nextel Corp.	1,940
317	Verizon Communications, Inc.	10,180
49	Windstream Corp.	536

		34,564

	Transportation - 2.2%
31	Burlington Northern Santa Fe Corp.	2,907
19	C.H. Robinson Worldwide, Inc. ▼	964
45	CSX Corp.	2,477
24	Expeditors International of Washington, Inc.	825
35	FedEx Corp.	2,742
42	Norfolk Southern Corp.	2,769
6	Ryder System, Inc.	390
82	Southwest Airlines Co.	1,186
57	Union Pacific Corp.	4,037
112	United Parcel Service, Inc. Class B	7,065

		25,362

	Utilities - 3.5%
75	AES Corp. ●	877
19	Allegheny Energy, Inc.	695
23	Ameren Corp. ▼	916
45	American Electric Power Co., Inc.	1,661
38	CenterPoint Energy, Inc.	554
25	CMS Energy Corp.	313
30	Consolidated Edison, Inc. ▼	1,308
20	Constellation Energy Group, Inc.	486
65	Dominion Resources, Inc. ▼	2,765
18	DTE Energy Co. ▼	727
141	Duke Energy Corp. ▼	2,456
56	Dynegy Holdings, Inc. ●	200
36	Edison International	1,447
21	Entergy Corp.	1,898
73	Exelon Corp.	4,585
34	FirstEnergy Corp.	2,272
45	FPL Group, Inc.	2,288
9	Integrys Energy Group, Inc.	427
5	Nicor, Inc. ▼	222
31	NiSource, Inc.	451
23	Pepco Holdings, Inc. ▼	518
40	PG&E Corp. ▼	1,495
11	Pinnacle West Capital Corp.	389
42	PPL Corp.	1,546
29	Progress Energy, Inc.	1,259
57	Public Service Enterprise Group, Inc.	1,858
19	Questar Corp.	789
27	Sempra Energy	1,385
86	Southern Co. ▼	3,233
24	TECO Energy, Inc.	373
50	Xcel Energy, Inc.	994

		40,387

	Total common stock (Cost $1,131,974)	$1,134,757

Principal
Amount
SHORT-TERM INVESTMENTS - 8.1%
	Repurchase Agreements - 1.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $7,445, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $7,433)
$7,445	0.05% dated 09/30/2008	$7,445
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $7,445, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $7,449)
7,445	0.10% dated 09/30/2008	7,445
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,487, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1,514)
1,487	0.10% dated 09/30/2008	1,487

		16,377

Hartford Index HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 6.5%
	Cash Collateral Reinvestment Fund:
74,793	Goldman Sachs FS Prime Obligation/Institutional Fund	$74,793

Principal
Amount
	U.S. Treasury Bills - 0.2%
$1,800	1.71%, 01/15/2009 ○ □		1,794
	Total short-term investments (Cost $92,961)		$92,964
	Total investments (Cost $1,224,935) ▲	106.7%	$1,227,721
	Other assets and liabilities	(6.7)%	(76,663)
	Total net assets	100.0%	$1,151,058

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $1,246,172 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$248,596
Unrealized Depreciation	(267,047)
Net Unrealized Depreciation	$(18,451)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Standard & Poors 500
Long Futures Contract	63	Long	Dec 2008	$(1,342)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford International Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 91.8%
	Australia — 1.6%
315	CSL Ltd.	$9,537

	Belgium — 1.7%
2,320	Hansen Transmissions ●	9,672

	Brazil — 0.4%
118	Companhia Vale do Rio Doce ADR	2,266

	Canada — 4.1%
1	Nortel Networks Corp. ●	2
61	Potash Corp. of Saskatchewan, Inc.	8,092
226	Research In Motion Ltd. ●	15,415

		23,509

	China — 3.2%
161	LDK Solar Co., Ltd. ●▼	4,839
387	Suntech Power Holdings Co., Ltd. ADR ●	13,896

		18,735

	Denmark — 6.3%
264	Carlsberg A/S Class B	20,140
185	Vestas Wind Systems A/S ●	16,189

		36,329

	France — 12.2%
20	Alstom RGPT	1,510
166	BNP Paribas	15,853
159	Groupe Danone	11,299
90	L’Oreal S.A.	8,818
37	Pernod-Ricard	3,269
130	Pinault-Printemps-Redoute S.A.	11,613
140	Societe Generale Class A	12,583
98	Sodexo	5,755

		70,700

	Germany — 4.0%
845	Arcandor AG ●▼	2,771
33	Q-Cells AG ●	2,764
196	S.p.A. ADR	10,462
75	Siemens AG	6,956

		22,953

	Greece — 0.6%
83	National Bank of Greece	3,368

	Israel — 3.3%
415	Teva Pharmaceutical Industries Ltd. ADR	19,012

	Japan — 4.8%
338	Mitsui Fudosan Co., Ltd.	6,531
1	Mizuho Financial Group, Inc.	5,987
22	Nintendo Co., Ltd.	9,162
40	ORIX Corp.	5,008
13	Uni-Charm Corp.	990

		27,678

	Luxembourg — 2.3%
193	Millicom International Cellular S.A. ▼	13,260

	Norway — 1.1%
328	Renewable Energy Corp. AS ●	6,081

	Russia — 0.5%
88	OAO Gazprom Class S ADR	2,736

	Spain — 0.5%
718	Iberdrola Renovables ●	3,139

	Switzerland — 15.0%
122	Julius Baer Holding Ltd.	6,082
604	Nestle S.A.	26,097
313	Novartis AG	16,486
115	Roche Holding AG	18,044
56	Synthes, Inc.	7,743
703	UBS AG ●	12,011

		86,463

	Taiwan — 2.2%
838	High Technology Computer Corp.	13,005

	United Kingdom — 28.0%
1,322	3I Group plc	16,744
10,883	Arm Holdings plc	18,911
320	AstraZeneca plc	13,986
887	Autonomy Corp. plc ●	16,464
1,017	Barclays Bank plc	6,045
54	BHP Billiton plc	1,213
1,729	British Airways plc	5,274
466	Burberry Group plc	3,297
349	Cadbury plc	3,525
847	Capita Group plc	10,543
3,169	easyJet plc ●	18,175
2,029	Michael Page International plc ▼	8,437
139	Next plc	2,558
536	Reckitt Benckiser Group plc	25,990
1,210	Sainsbury (J) plc	7,587
91	Xstrata plc	2,823

		161,572

	Total common stock (Cost $626,831)	$530,015

Principal
Amount
SHORT-TERM INVESTMENTS - 5.4%
	Repurchase Agreements - 2.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3,063, collateralized by FHLMC 5.50%, 2033, value of $3,124)
$3,062	2.25% dated 09/30/2008	$3,062

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3,711, collateralized by FHLMC 5.00% – 5.50%, 2038, FNMA 5.00% – 6.50%, 2033 – 2048, value of $3,785)

3,711	1.50% dated 09/30/2008	3,711

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $964, collateralized by FHLMC 4.00% – 7.00%, 2019 – 2038, FNMA 4.50% – 7.00%, 2019 – 2048, value of $983)

964	2.25% dated 09/30/2008	964

Hartford International Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8,836, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $9,013)
$8,836	1.75% dated 09/30/2008	$8,836
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $33, collateralized by U.S. Treasury Note 4.50%, 2012, value of $34)
33	0.10% dated 09/30/2008	33

		16,606

Shares
	Securities Purchased with Proceeds from Security Lending - 2.5%
	Cash Collateral Reinvestment Fund:
14,367	Goldman Sachs FS Prime Obligation/Institutional Fund		14,367

	Total short-term investments (Cost $30,973)		$30,973

	Total investments (Cost $657,804) ▲	97.2%	$560,988
	Other assets and liabilities	2.8%	16,247

	Total net assets	100.0%	$577,235

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 91.82% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $660,275 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$376
Unrealized Depreciation	(99,663)

Net Unrealized Depreciation	$(99,287)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

Forward Foreign Currency Contracts Outstanding at September 30, 2008
				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$2,973	$3,079	10/01/08	$(106)
British Pound (Sell)	3,402	3,472	10/02/08	70
British Pound (Sell)	5,512	5,509	10/03/08	(3)
Canadian Dollar (Sell)	803	817	10/02/08	14
Euro (Buy)	3,901	4,052	10/01/08	(151)
Euro (Sell)	3,829	3,930	10/01/08	101
Euro (Sell)	4,769	4,795	10/02/08	26
Euro (Sell)	5,075	5,077	10/03/08	2
Japanese Yen (Sell)	1,578	1,595	10/03/08	17
Swiss Franc (Buy)	1,394	1,441	10/01/08	(47)
Swiss Franc (Sell)	3,900	4,025	10/02/08	125
Swiss Franc (Buy)	2,862	2,867	10/03/08	(5)

				$43

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Industry
as of September 30, 2008

Percentage of
Industry	Net Assets
Banks	7.6
Capital Goods	9.9
Commercial & Professional Services	3.3
Consumer Durables & Apparel	0.6
Consumer Services	1.0
Diversified Financials	6.9
Energy	0.5
Food & Staples Retailing	1.3
Food, Beverage & Tobacco	11.1
Health Care Equipment & Services	1.3
Household & Personal Products	6.2
Materials	2.5
Pharmaceuticals, Biotechnology & Life Sciences	13.4
Real Estate	1.1
Retailing	2.9
Semiconductors & Semiconductor Equipment	4.1
Software & Services	6.3
Technology Hardware & Equipment	4.9
Telecommunication Services	2.3
Transportation	4.1
Utilities	0.5
Short-Term Investments	5.4
Other Assets and Liabilities	2.8

Total	100.0%

Hartford International Opportunities HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 90.7%
	Austria — 1.2%
462	OMV AG	$19,467

	Brazil — 0.9%
192	Banco Bradesco S.A.	3,094
236	Petroleo Brasileiro S.A. ADR	10,368

		13,462

	Canada — 3.8%
544	Brookfield Asset Management, Inc.	14,671
337	Canadian Natural Resources Ltd.	23,136
1,541	Talisman Energy, Inc. ▼	21,743

		59,550

	CNHK — 1.3%
5,236	China Life Insurance Co., Ltd. ▼	19,506

	Denmark — 0.8%
233	Novo Nordisk A/S	12,082

	Finland — 2.5%
393	Fortum Corp. ▼	13,179
1,382	Nokia Oyj	25,782

		38,961

	France — 10.6%
300	BNP Paribas ▼	28,637
72	Cie Generale d’Optique Essilor International S.A. ● ▼	3,585
1,292	France Telecom S.A. ▼	36,233
329	Groupe Danone	23,338
313	L’Oreal S.A. ▼	30,715
308	Michelin (C.G.D.E.) Class B ▼	19,922
240	Societe Generale Class A	21,545

		163,975

	Germany — 8.1%
209	Allianz SE	28,700
298	Deutsche Boerse AG	27,242
357	E.On AG	18,154
523	S.p.A. ADR	27,862
260	Siemens AG	24,253

		126,211

	Hong Kong — 1.0%
11,188	Shangri-La Asia Ltd. ▼	16,029

	Ireland — 0.6%
1,025	Ryanair Holdings plc ●	3,284
267	Ryanair Holdings plc ADR ● ▼	5,985

		9,269

	Israel — 3.1%
646	Israel Chemicals Ltd.	9,280
842	Teva Pharmaceutical Industries Ltd. ADR ▼	38,532

		47,812

	Japan — 13.4%
207	Astellas Pharma, Inc. ▼	8,681
673	Canon, Inc.	25,499
669	Denso Corp.	16,404
4	East Japan Railway Co.	30,837
290	Eisai Co., Ltd. ▼	11,324
281	Honda Motor Co., Ltd.	8,530
12	Japan Tobacco, Inc.	45,825
831	Mitsubishi Estate Co., Ltd.	16,375
5	Sumitomo Mitsui Financial Group, Inc. ▼	34,289
2,045	Toshiba Corp. ▼	8,919

		206,683

	Netherlands — 4.1%
1,427	Aegon N.V.	12,629
529	ASML Holding N.V.	9,247
1,770	Koninklijke (Royal) KPN N.V.	25,564
573	Unilever N.V. CVA	16,127

		63,567

	Norway — 0.2%
94	Yara International ASA	3,338

	Qatar — 0.3%
765	Commercial Bank of Qatar ● ■	4,205

	Russia — 0.9%
441	OAO Gazprom Class S ADR	13,638

	South Africa — 1.9%
777	Impala Platinum Holdings Ltd.	15,857
948	MTN Group Ltd.	13,371

		29,228

	South Korea — 0.2%
37	LG Electronics, Inc. ● ▼	3,412

	Spain — 1.2%
676	Banco Bilbao Vizcaya Argentaria S.A.	10,934
485	Banco Santander Central Hispano S.A.	7,268

		18,202

	Switzerland — 11.7%
549	Julius Baer Holding Ltd.	27,317
1,087	Nestle S.A.	46,957
239	Roche Holding AG	37,378
203	Synthes, Inc.	28,076
2,402	UBS AG ●	41,059

		180,787

	Taiwan — 1.5%
2,414	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ▼	22,615

	United Kingdom — 21.4%
441	AstraZeneca plc	19,311
1,470	BG Group plc	26,656
1,585	BHP Billiton plc	35,915
1,593	British Airways plc ▼	4,861
1,271	British Land Co. plc	17,143
3,017	HSBC Holding plc	48,806
789	Imperial Tobacco Group plc	25,335
686	Reckitt Benckiser Group plc	33,270
1,463	SABMiller plc ▼	28,574
1,863	Smith & Nephew plc	19,676
282	Standard Chartered plc	6,930
15,849	Vodafone Group plc	35,001
1,767	Wolseley plc	13,356
520	Xstrata plc	16,208

		331,042

	Total common stock (Cost $1,728,205)	$1,403,041

Hartford International Opportunities HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
EXCHANGE TRADED FUNDS - 2.6%
	United States - 2.6%
713	iShares MSCI EAFE Index Fund ▼	$40,142

	Total exchange traded funds (Cost $46,095)	$40,142

	Total long-term investments (Cost $1,774,300)	$1,443,183

Principal
Amount
SHORT-TERM INVESTMENTS - 21.3%
	Repurchase Agreements - 5.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $16,612, collateralized by FHLMC 5.50%, 2033, value of $16,943)
$16,611	2.25% dated 09/30/2008	$16,611

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $20,130, collateralized by FHLMC 5.00% – 5.50%, 2038, FNMA 5.00% – 6.50%, 2033 – 2048, value of $20,531)

20,128	1.50% dated 09/30/2008	20,128

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $5,228, collateralized by FHLMC 4.00% – 7.00%, 2019 – 2038, FNMA 4.50% – 7.00%, 2019 – 2048, value of $5,332)

5,228	2.25% dated 09/30/2008	5,228
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $47,930, collateralized by FNMA 4.50% – 7.00%, 2013 – 2038, value of $48,886)
47,927	1.75% dated 09/30/2008	47,927
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $179, collateralized by U.S. Treasury Note 4.50%, 2012, value of $182)
179	0.10% dated 09/30/2008	179

		90,073

Shares
	Securities Purchased with Proceeds from Security Lending - 15.5%
	Cash Collateral Reinvestment Fund:
238,725	Navigator Prime Portfolio		238,725

	Total short-term investments (Cost $328,798)		$328,798

	Total investments (Cost $2,103,098) ▲	114.6%	$1,771,981
	Other assets and liabilities	(14.6)%	(225,168)

	Total net assets	100.0%	$1,546,813

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 90.71% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $2,105,635 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,672
Unrealized Depreciation	(340,326)

Net Unrealized Depreciation	$(333,654)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $4,205, which represents 0.27% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$771	$787	10/02/08	$(16)
British Pound (Buy)	21,953	21,544	12/05/08	409
British Pound (Sell)	21,953	21,782	12/05/08	(171)
Canadian Dollar (Sell)	6,134	6,238	10/02/08	104
Euro (Buy)	1,572	1,614	10/01/08	(42)
Euro (Sell)	2,427	2,521	10/01/08	94
Euro (Sell)	623	639	10/02/08	16
Euro (Sell)	10,366	10,370	10/03/08	4
Japanese Yen (Buy)	6,525	6,534	10/02/08	(9)
Japanese Yen (Buy)	5,821	5,885	10/03/08	(64)
Norwegian Krone (Sell)	3,253	3,375	10/01/08	122

				$447

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Industry
as of September 30, 2008

Percentage of
Industry	Net Assets
Automobiles & Components	2.9%
Banks	13.3
Capital Goods	2.4
Commercial & Professional Services	1.0
Consumer Durables & Apparel	0.2
Consumer Services	1.1
Diversified Financials	6.2
Energy	7.4
Food, Beverage & Tobacco	12.0
Health Care Equipment & Services	3.3
Household & Personal Products	4.2
Insurance	3.9
Materials	5.2
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Real Estate	2.2
Semiconductors & Semiconductor Equipment	2.1
Software & Services	1.8
Technology Hardware & Equipment	3.9
Telecommunication Services	7.1
Transportation	2.9
Utilities	2.0
Short-Term Investments	21.3
Other Assets and Liabilities	(14.6)

Total	100.0%

Hartford International Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 100.5%
	Australia - 6.1%
115	Aquarius Platinum Ltd.	$580
179	Computershare Ltd.	1,352
2,220	Energy World Corp., Ltd. ●▼	1,123
454	Karoon Gas Australia Ltd. ●	1,397
838	OZ Minerals Ltd. ▼	1,063
394	Primary Health Care Ltd.	1,644
574	Programmed Maintenance Services Ltd.	1,776
390	Ramsay Health Care Ltd. ▼	3,163
748	Whitehaven Coal Ltd.	1,594
206	WHK Group Ltd. ▼	172

		13,864

	Belgium - 0.6%
43	Umicore	1,338

	Brazil - 1.2%
233	Brasil Brokers Participacoes ●	734
137	Dufry South America Ltd.	1,153
43	Lupatech S.A. ●	819

		2,706

	Canada - 0.2%
92	Uranium Participation Corp. ●▼	535

	China - 3.5%
94	Mindray Medical International Ltd. ▼	3,184
1,492	Shandong Weigao Group Medical Polymer Co., Ltd.	2,240
2,408	Sinofert Holdings Ltd. ▼	1,214
35	Suntech Power Holdings Co., Ltd. ADR ●	1,255

		7,893

	Cyprus - 0.3%
146	Prosafe Se ▼	800

	Denmark - 0.6%
68	H. Lundbeck A/S	1,285

	Finland - 1.0%
113	Kemira Oyj ▼	1,338
38	Nokian Rendaat Oyj	916

		2,254

	France - 12.4%
34	BioMerieux S.A.	2,957
30	Bureau Veritas S.A.	1,529
13	Cegedim S.A.	989
49	Compagnie Generale de
	Geophysique-Veritas ●	1,558
13	Eurofins Scientific	991
15	Guerbet S.A.	2,607
10	Guyenne et Gascogne S.A.	935
53	Ipsen	2,379
72	Korian	2,060
149	Rhodia S.A. ▼	2,326
30	Seche Environment ▼	2,261
60	Sechilienne S.A.	3,430
19	Vilmorin & Cie	2,531
20	Virbac S.A.	1,542

		28,095

	Germany - 4.8%
81	ElringKlinger AG	1,575
47	Hochtief AG	2,224
177	Kontron AG	1,819
59	Praktiker Bau-Und
	Heimwerkermaerkte Holding AG	544
89	Rhoen-Klinikum AG	2,587
56	Stada Arzneimittel AG	2,226

		10,975

	Hong Kong - 3.2%
774	Dickson Concept International ▼	259
3,970	First Pacific Co., Ltd. ▼	2,101
3,515	Huabao International Holdings Ltd.	2,702
1,609	Shangri-La Asia Ltd. ▼	2,305

		7,367

	Indonesia - 0.3%
2,707	Indika Energy ●	588

	Israel - 0.7%
256	Makhteshim-Agan Industries Ltd.	1,629

	Italy - 4.5%
286	Antichi Pellettieri S.p.A.	2,029
191	DiaSorin S.p.A.	3,737
163	Enia S.p.A.	1,534
112	Geox S.p.A.	1,091
560	Immobiliare Grande Distribuzione ▼	1,261
38	Pirelli & C. Real Estate S.p.A. ▼	493

		10,145

	Japan - 27.1%
101	Aeon Delight Co., Ltd.	2,320
111	Air Water, Inc. ▼	1,118
497	Asics Corp.	3,864
82	Benesse Corp.	3,361
72	Don Quijote Co.	1,284
—	EPS Co., Ltd.	669
50	Hisamitsu Pharmaceutical Co., Inc. ▼	2,180
44	Ibiden Co., Ltd.	1,064
282	Iino Kaiun Kaisha Ltd. ▼	2,288
7	Jupiter Telecommunications Co., Ltd.	5,233
73	Kobayashi Pharmaceutical Co., Ltd.	2,234
100	Miura Co., Ltd. ▼	2,172
91	Modec, Inc. ▼	2,138
12	Moshi Moshi Hotline, Inc.	311
394	Nabtesco Corp. ▼	3,173
125	OBIC Business Consultants Ltd. ▼	4,373
22	OBIC Co., Ltd.	3,590
—	Osaka Securities Exchange Co., Ltd.	987
64	Point, Inc. ▼	2,449
155	Securities Carbon Ltd. ▼	914
580	Shinko Plantech Co., Ltd.	4,716
158	Shionogi & Co., Ltd.	3,196
67	Sysmex Corp. ▼	2,943
31	Tsumura & Co.	789
93	Unicharm Petcare Corp. ▼	2,787
187	Yokogawa Electric Corp.	1,184

		61,337

	Liechtenstein - 0.7%
10	Verwalt & Privat-Bank AG	1,575

Hartford International Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Netherlands - 2.0%
753	Dockwise Ltd. ●	$1,425
65	Koninklijke BAM Groep N.V.	838
195	Spazio Investment N.V.	2,320

		4,583

	Norway - 4.4%
1,629	DNO International ASA ●▼	1,519
75	Kongsberg Gruppen ASA	3,924
311	TGS Nopec Geophysical Co. ASA ●▼	2,498
692	Wavefield Inseis ASA ●	1,983

		9,924

	Papua New Guinea - 0.5%
198	New Britain Palm Oil Ltd.	1,049

	Russia - 0.5%
119	Magnit OJSC ● ◘	1,059

	Singapore - 1.6%
2,313	Goodpack Ltd. ▼	2,289
730	Hyflux Ltd. ▼	1,240

		3,529

	South Korea - 2.1%
39	Hanjin Heavy Industrial & Construction	1,160
88	Korea Plant Service & Engineering Co., Ltd. ●▼	2,030
27	Samsung Engineering Co., Ltd.	1,655

		4,845

	Spain - 0.5%
123	Laboratorios Almiral S.A.	1,147

	Sweden - 3.2%
274	Lundin Petroleum Ab ●	2,288
149	Sweco Ab	1,081
224	Swedish Match Ab	3,922

		7,291

	Switzerland - 4.0%
20	Bachem Holding AG Class B ▼	1,552
82	Dufry Group	3,767
118	Paris RE Holdings Ltd.	2,089
49	Temenos Group AG ●▼	925
5	Valiant Holding AG ¥	847

		9,180

	United Kingdom - 14.5%
89	3I Group plc	1,132
99	Admiral Group plc	1,824
194	Babcock International Group plc	1,740
501	Cape plc ●	2,007
668	Clapham House Group plc ●	1,105
123	Close Brothers Group plc	1,241
564	Fenner plc	1,784
96	FirstGroup plc	914
1,046	Hampson Industries plc	2,421
170	Hamworthy KSE	1,145
176	IG Group Holdings plc	998
311	Lancashire Holdings Ltd.	1,721
580	Mears Group plc	2,942
877	Rentokil Initial plc	1,088
295	Rexam plc	2,095
142	Rightmove ▼	643
1,096	Senior plc	1,670
150	Ultra Electronics Holdings plc	3,410
197	VT Group plc	1,850
605	Wolfson Microelectronics plc ●	1,176

		32,906

	Total common stock (Cost $307,781)	$227,899

Principal
Amount
SHORT-TERM INVESTMENTS - 17.0%
	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $203, collateralized by FHLMC 5.50%, 2033, value of $207)
$203	2.25% dated 09/30/2008	$203

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $245, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $250)

245	1.50% dated 09/30/2008	245

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $64, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $65)

64	2.25% dated 09/30/2008	64
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $584, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $596)
584	1.75% dated 09/30/2008	584
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2, collateralized by U.S. Treasury Note 4.50%, 2012, value of $2)
2	0.10% dated 09/30/2008	2

		1,098

Shares
	Securities Purchased with Proceeds from Security Lending - 16.5%
	Cash Collateral Reinvestment Fund:
37,382	Navigator Prime Portfolio		37,382

	Total short-term investments (Cost $38,480)		$38,480

	Total investments (Cost $346,261) ▲	117.5%	$266,379
	Other assets and liabilities	(17.5)%	(39,666)

	Total net assets	100.0%	$226,713

Hartford International Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 100.52% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $348,084 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,091
Unrealized Depreciation	(83,796)
Net Unrealized Depreciation	$(81,705)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2008, the market value of these securities was $847, which represents 0.37% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2008, the market value of these securities amounted to $1,059 or 0.47% of net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$140	$147	10/01/08	$7
Australian Dollar (Sell)	771	795	10/02/08	24
Australian Dollar (Sell)	31	32	10/03/08	1
British Pound (Buy)	455	464	10/02/08	(9)
British Pound (Buy)	230	230	10/03/08	—
Canadian Dollar (Sell)	692	692	10/03/08	—
Euro (Sell)	628	644	10/02/08	16
Euro (Buy)	23	23	10/03/08	—
Japanese Yen (Buy)	1,156	1,167	10/01/08	(11)
Japanese Yen (Buy)	2,006	2,009	10/02/08	(3)
Norwegian Krone (Buy)	93	97	10/01/08	(4)
Norwegian Krone (Buy)	70	72	10/02/08	(2)
Norwegian Krone (Buy)	25	25	10/03/08	—
Swedish Krona (Buy)	412	423	10/02/08	(11)

				$8

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.
Diversification by Industry
as of September 30, 2008

Percentage of
Industry	Net Assets
Automobiles & Components	1.1%
Banks	0.4
Capital Goods	13.0
Commercial & Professional Services	8.0
Consumer Durables & Apparel	3.1
Consumer Services	3.0
Diversified Financials	2.8
Energy	9.9
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	5.5
Health Care Equipment & Services	12.4
Household & Personal Products	1.0
Insurance	2.5
Materials	7.2
Media	2.3
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Real Estate	2.1
Retailing	4.2
Semiconductors & Semiconductor Equipment	0.8
Services	0.5
Software & Services	4.5
Technology	0.3
Technology Hardware & Equipment	1.5
Transportation	2.4
Utilities	3.2
Short-Term Investments	17.0
Other Assets and Liabilities	(17.5)

Total	100.0%

Hartford LargeCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.5%
	Capital Goods — 9.9%
8	3M Co.	$567
19	Boeing Co.	1,084
11	Bucyrus International, Inc.	491
11	Caterpillar, Inc. ▼	653
12	Emerson Electric Co.	499
16	Fastenal Co. ▼	775
6	First Solar, Inc. ● ▼	1,154
4	Flowserve Corp.	373
8	Fluor Corp.	447
9	Foster Wheeler Ltd. ●	325
16	Graco, Inc. ▼	552
16	Honeywell International, Inc.	652
1	John Bean Technologies Corp. ● ▼	14
11	Joy Global, Inc. ▼	478
8	Lockheed Martin Corp.	875
10	McDermott International, Inc. ●	256
12	MSC Industrial Direct Co., Inc. ▼	567
8	Parker-Hannifin Corp. ▼	398
6	Sunpower Corp. ● ▼	447
10	United Technologies Corp.	625
5	Valmont Industries, Inc. ▼	430

		11,662

	Commercial & Professional Services — 2.1%
10	Brink’s Co.	604
9	Dun & Bradstreet Corp. ▼	812
6	FTI Consulting, Inc. ●	448
19	Pitney Bowes, Inc. ▼	622

		2,486

	Consumer Durables & Apparel — 2.3%
17	Coach, Inc. ●	436
22	Hanesbrands, Inc. ● ▼	476
21	Hasbro, Inc. ▼	736
15	NIKE, Inc. Class B	1,029

		2,677

	Consumer Services — 3.5%
16	Burger King Holdings, Inc. ▼	383
19	Choice Hotels International, Inc. ▼	523
14	DeVry, Inc.	713
5	ITT Educational Services, Inc. ● ▼	388
27	McDonald’s Corp.	1,654
2	Strayer Education, Inc. ▼	451

		4,112

	Diversified Financials — 4.5%
20	Charles Schwab Corp.	516
3	CME Group, Inc.	1,165
13	Eaton Vance Corp.	472
21	Federated Investors, Inc.	603
1	Franklin Resources, Inc.	75
4	IntercontinentalExchange, Inc. ●	291
32	SEI Investments Co.	721
9	T. Rowe Price Group, Inc. ▼	483
37	Waddell and Reed Financial, Inc. Class A	923

		5,249

	Energy — 12.5%
6	Arch Coal, Inc. ▼	209
6	Baker Hughes, Inc.	339
12	Chesapeake Energy Corp. ▼	413
9	ENSCO International, Inc.	547
6	EOG Resources, Inc.	492
17	Exxon Mobil Corp.	1,342
5	FMC Technologies, Inc. ●	237
1	Foundation Coal Holdings, Inc.	45
25	Frontier Oil Corp.	466
15	Frontline Ltd. ▼	697
15	Halliburton Co.	496
15	Helix Energy Solutions Group, Inc. ● ▼	359
8	Hess Corp.	689
13	Mariner Energy, Inc. ● ▼	258
10	Massey Energy Co. ▼	372
14	Murphy Oil Corp.	917
2	Nabors Industries Ltd. ●	47
8	National Oilwell Varco, Inc. ●	377
8	Noble Corp. ▼	347
4	Noble Energy, Inc. ▼	239
15	Occidental Petroleum Corp.	1,050
14	Oil States International, Inc. ●	481
21	Patterson-UTI Energy, Inc.	422
5	Plains Exploration & Production Co. ●	186
16	Schlumberger Ltd.	1,281
6	Smith International, Inc.	340
9	Tidewater, Inc.	483
8	Transocean, Inc.	856
6	Unit Corp. ●	299
13	W&T Offshore, Inc. ▼	349

		14,635

	Food & Staples Retailing — 2.2%
6	Costco Wholesale Corp.	403
20	CVS/Caremark Corp.	663
25	Wal-Mart Stores, Inc.	1,488

		2,554

	Food, Beverage & Tobacco — 5.8%
71	Altria Group, Inc.	1,405
9	Anheuser-Busch Cos., Inc.	579
6	Brown-Forman Corp. ▼	445
22	Coca-Cola Co.	1,185
10	H.J. Heinz Co.	506
18	PepsiCo, Inc.	1,266
17	Philip Morris International, Inc.	803
49	Tyson Foods, Inc. Class A	581

		6,770

	Health Care Equipment & Services — 5.5%
9	Baxter International, Inc.	584
8	Becton, Dickinson & Co.	602
15	Express Scripts, Inc. ● ▼	1,122
2	Intuitive Surgical, Inc. ●	546
7	McKesson Corp.	360
23	Medtronic, Inc. ▼	1,149
16	St. Jude Medical, Inc. ●	706
12	Varian Medical Systems, Inc. ●	678
18	Wellcare Health Plans, Inc. ●	660

		6,407

	Household & Personal Products — 4.3%
11	Church & Dwight Co., Inc.	652
13	Colgate-Palmolive Co.	988
28	Herbalife Ltd. ▼	1,094
40	NBTY, Inc. ●	1,195

Hartford LargeCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Household & Personal Products (continued)
16	Procter & Gamble Co.	$1,120

		5,049

	Materials — 4.6%
9	AK Steel Holding Corp.	233
10	CF Industries Holdings, Inc.	878
17	Crown Holdings, Inc. ●	374
7	FMC Corp.	365
14	Monsanto Co.	1,349
9	Mosaic Co.	601
13	Owens-Illinois, Inc. ●	374
5	Praxair, Inc.	373
17	Southern Copper Corp. ▼	321
20	Terra Industries, Inc. ▼	594

		5,462

	Media — 2.1%
25	DirecTV Group, Inc. ● ▼	648
15	DISH Network Corp. ●	309
15	DreamWorks Animation SKG, Inc. ●	459
14	Omnicom Group, Inc. ▼	520
17	Viacom, Inc. Class B ● ▼	427
3	Walt Disney Co.	84

		2,447

	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
21	Abbott Laboratories	1,216
14	Biogen Idec, Inc. ● ▼	714
18	Endo Pharmaceuticals Holdings, Inc. ● ▼	368
11	Genentech, Inc. ●	963
18	Gilead Sciences, Inc. ● ▼	811
17	Invitrogen Corp. ● ▼	650
13	Johnson & Johnson	867
7	Millipore Corp. ●	468
12	Pharmaceutical Product Development, Inc.	484
20	Sepracor, Inc. ● ▼	361
44	Watson Pharmaceuticals, Inc. ●	1,248

		8,150

	Retailing — 4.5%
12	Abercrombie & Fitch Co. Class A	469
13	Advance Automotive Parts, Inc.	520
8	Amazon.com, Inc. ● ▼	553
8	AutoZone, Inc. ●	993
21	Best Buy Co., Inc. ▼	774
17	Big Lots, Inc. ● ▼	481
12	Dollar Tree, Inc. ●	433
6	Priceline.com, Inc. ● ▼	431
19	Urban Outfitters, Inc. ● ▼	619

		5,273

	Semiconductors & Semiconductor Equipment — 3.9%
34	Applied Materials, Inc.	509
84	Intel Corp. ▼	1,569
13	Lam Research Corp. ● ▼	422
16	MEMC Electronic Materials, Inc. ●	464
35	NVIDIA Corp. ●	371
30	Texas Instruments, Inc.	638
23	Varian Semiconductor Equipment Associates, Inc. ● ▼	578

		4,551

	Software & Services — 11.2%
12	Adobe Systems, Inc. ●	454
10	Ansys, Inc. ● ▼	371
14	Autodesk, Inc. ● ▼	483
16	Cognizant Technology Solutions Corp. ●	365
19	eBay, Inc. ●	421
7	Factset Research Systems, Inc. ▼	376
11	Global Payments, Inc.	477
4	Google, Inc. ●	1,405
5	Mastercard, Inc. ▼	861
110	Microsoft Corp. ▼	2,936
77	Oracle Corp. ●	1,560
24	Paychex, Inc.	793
24	Red Hat, Inc. ●	366
8	Salesforce.com, Inc. ● ▼	402
19	Sohu.com, Inc. ● ▼	1,054
13	Total System Services, Inc.	212
27	Western Union Co.	675

		13,211

	Technology Hardware & Equipment — 10.2%
18	Apple, Inc. ●	2,052
75	Cisco Systems, Inc. ●	1,697
48	Dell, Inc. ●	785
15	Dolby Laboratories, Inc. Class A ●	510
11	FLIR Systems, Inc. ● ▼	430
37	Hewlett-Packard Co. ▼	1,732
21	International Business Machines Corp.	2,406
22	NetApp, Inc. ● ▼	392
—	Nortel Networks Corp. ● ▼	—
30	Qualcomm, Inc.	1,303
22	Seagate Technology	269
22	Western Digital Corp. ● ▼	458

		12,034

	Transportation — 3.3%
6	Burlington Northern Santa Fe Corp.	582
9	C.H. Robinson Worldwide, Inc. ▼	438
20	CSX Corp.	1,091
15	Kirby Corp. ● ▼	577
5	Norfolk Southern Corp.	305
13	Union Pacific Corp.	904

		3,897

	Utilities — 0.2%
9	Public Service Enterprise Group, Inc.	285

	Total common stock (Cost $138,505)	$116,911

EXCHANGE TRADED FUNDS — 0.1%
	Other Investment Pools and Funds — 0.1%
3	iShares Russell 1000 ▼	$121

	Total exchange traded funds (Cost $130)	$121

	Total long-term investments (Cost $138,635)	$117,032

Hartford LargeCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 29.6%
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $32, collateralized by U.S. Treasury Bond 6.13% – 6.25%, 2023 – 2027, value of $32)
$32	0.05% dated 09/30/2008	$32
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $32, collateralized by U.S. Treasury Bond 5.25% – 8.88%, 2019 – 2029, value of $32)
32	0.10% dated 09/30/2008	32
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $7, collateralized by U.S. Treasury Note 4.50%, 2012, value of $7)
7	0.10% dated 09/30/2008	7

		71

Shares
Securities Purchased with Proceeds from Security Lending — 29.4%
Cash Collateral Reinvestment Fund:
34,601	Navigator Prime Portfolio	34,601

Principal
Amount
	U.S. Treasury Bills — 0.1%
$90	1.71%, 01/15/2009 ○		90

	Total short-term investments (Cost $34,762)		$34,762

	Total investments (Cost $173,397)▲	129.2%	$151,794
	Other assets and liabilities	(29.2)%	(34,329)

	Total net assets	100.0%	$117,465

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.90% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $174,304 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,906
Unrealized Depreciation	(24,416)

Net Unrealized Depreciation	$(22,510)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford MidCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.7%
	Capital Goods — 8.0%
5	AGCO Corp. ● ▼	$230
2	Alliant Techsystems, Inc. ● ▼	160
5	AMETEK, Inc.	200
5	Bucyrus International, Inc.	232
5	Dover Corp.	191
9	Fluor Corp. ▼	494
16	Foster Wheeler Ltd. ●	574
4	Goodrich Corp.	162
—	John Bean Technologies Corp. ●	—
8	Joy Global, Inc.	340
2	L-3 Communications Holdings, Inc. ▼	226
4	MSC Industrial Direct Co., Inc. ▼	198
4	Parker-Hannifin Corp.	212
4	Precision Castparts Corp.	288
6	Rockwell Automation, Inc. ▼	222
5	Rockwell Collins, Inc. ▼	217
8	Textron, Inc.	221
4	URS Corp. ●	150
2	Valmont Industries, Inc.	133

		4,450

	Commercial & Professional Services — 1.0%
4	Dun & Bradstreet Corp.	416
5	Pitney Bowes, Inc. ▼	162

		578

	Consumer Durables & Apparel — 3.1%
18	Coach, Inc. ●	453
9	Garmin Ltd. ● ▼	312
9	Hasbro, Inc. ▼	299
3	Polo Ralph Lauren Corp. ▼	183
37	Pulte Homes, Inc. ▼	510

		1,757

	Consumer Services — 4.4%
6	Apollo Group, Inc. Class A ●	348
3	DeVry, Inc. ▼	171
17	H & R Block, Inc. ▼	394
10	International Game Technology	166
3	ITT Educational Services, Inc. ● ▼	250
7	Marriott International, Inc. Class A ▼	175
14	Starbucks Corp. ●	214
8	Starwood Hotels & Resorts ▼	231
1	Strayer Education, Inc.	248
8	Yum! Brands, Inc.	248

		2,445

	Diversified Financials — 6.1%
2	Affiliated Managers Group, Inc. ● ▼	173
8	Eaton Vance Corp. ▼	275
6	IntercontinentalExchange, Inc. ●	472
8	Janus Capital Group, Inc.	182
5	Lazard, Ltd. ▼	231
8	Northern Trust Corp.	578
13	SEI Investments Co. ▼	284
10	T. Rowe Price Group, Inc. ▼	541
8	TD Ameritrade Holding Corp. ● ▼	123
21	Waddell and Reed Financial, Inc. Class A	520

		3,379

	Energy — 14.4%
3	Alpha Natural Resources, Inc. ●	170
9	Arch Coal, Inc. ▼	294
5	Cameron International Corp. ●	198
3	Consol Energy, Inc. ▼	147
1	Diamond Offshore Drilling, Inc. ▼	150
9	Encore Acquisition Co. ●	374
7	ENSCO International, Inc. ▼	389
5	FMC Technologies, Inc. ● ▼	254
11	Frontier Oil Corp. ▼	195
10	Frontline Ltd. ▼	495
8	Massey Energy Co. ▼	295
5	Murphy Oil Corp.	346
8	Nabors Industries Ltd. ●	204
7	Noble Corp.	316
6	Noble Energy, Inc. ▼	312
6	Oil States International, Inc. ●	202
16	Patterson-UTI Energy, Inc. ▼	318
8	Petrohawk Energy Corp. ●	164
6	Plains Exploration & Production Co. ●	209
7	Pride International, Inc. ●	207
4	Range Resources Corp.	192
4	Smith International, Inc. ▼	262
8	Southwestern Energy Co. ●	257
6	St. Mary Land & Exploration Co. ▼	205
12	Sunoco, Inc.	418
20	Tesoro Corp. ▼	335
4	Tidewater, Inc. ▼	240
4	Unit Corp. ●	202
15	W&T Offshore, Inc. ▼	418
3	Whiting Petroleum Corp. ●	246

		8,014

	Food, Beverage & Tobacco — 3.1%
8	H.J. Heinz Co.	390
11	Hansen National Corp. ● ▼	317
9	Hershey Co. ▼	340
10	Lorillard, Inc.	704

		1,751

	Health Care Equipment & Services — 7.4%
5	Cigna Corp.	160
11	Express Scripts, Inc. ●	780
8	Hill-Rom Holdings, Inc. ▼	238
21	Hlth Corp. ● ▼	240
1	Intuitive Surgical, Inc. ● ▼	255
8	Kinetic Concepts, Inc. ● ▼	214
6	Laboratory Corp. of America Holdings ● ▼	416
9	Lincare Holdings, Inc. ● ▼	283
8	Omnicare, Inc. ▼	219
4	Quest Diagnostics, Inc. ▼	186
7	St. Jude Medical, Inc. ●	323
4	Varian Medical Systems, Inc. ● ▼	223
16	Wellcare Health Plans, Inc. ●	572

		4,109

	Household & Personal Products — 1.9%
11	Avon Products, Inc.	443
3	Church & Dwight Co., Inc. ▼	201
2	Energizer Holdings, Inc. ● ▼	169
7	Herbalife Ltd. ▼	270

		1,083

Hartford MidCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials — 3.9%
3	Airgas, Inc. ▼	$128
8	AK Steel Holding Corp.	197
6	Celanese Corp. ▼	165
6	CF Industries Holdings, Inc.	562
5	Cleveland-Cliffs, Inc. ▼	272
6	Rohm & Haas Co.	423
15	Terra Industries, Inc. ▼	437

		2,184

	Media — 1.8%
9	DISH Network Corp. ●	185
10	DreamWorks Animation SKG, Inc. ●	321
5	Lamar Advertising Co. ● ▼	145
5	Liberty Global, Inc. ● ▼	159
6	McGraw-Hill Cos., Inc. ▼	186

		996

	Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
5	Allergan, Inc. ▼	262
9	Amylin Pharmaceuticals, Inc. ● ▼	187
8	Applied Biosystems, Inc.	260
3	Barr Pharmaceuticals, Inc. ●	186
3	Cephalon, Inc. ● ▼	196
12	Endo Pharmaceuticals Holdings, Inc. ● ▼	245
13	Forest Laboratories, Inc. ●	374
9	Pharmaceutical Product Development, Inc.	352
39	Sepracor, Inc. ● ▼	705
19	Vertex Pharmaceuticals, Inc. ●	642
4	Waters Corp. ●	220
10	Watson Pharmaceuticals, Inc. ●	271

		3,900

	Real Estate — 0.5%
6	Plum Creek Timber Co., Inc. ▼	274

	Retailing — 6.0%
14	Abercrombie & Fitch Co. Class A ▼	542
4	Advance Automotive Parts, Inc.	173
3	AutoZone, Inc. ● ▼	315
4	Dollar Tree, Inc. ●	149
10	Gap, Inc.	173
16	Limited Brands, Inc. ▼	274
4	Priceline.com, Inc. ● ▼	240
10	Ross Stores, Inc. ▼	364
5	Sherwin-Williams Co. ▼	277
4	Tiffany & Co. ▼	124
7	TJX Cos., Inc. ▼	226
15	Urban Outfitters, Inc. ● ▼	483

		3,340

	Semiconductors & Semiconductor Equipment — 7.1%
98	Advanced Micro Devices, Inc. ● ▼	514
14	Analog Devices, Inc. ▼	377
29	Broadcom Corp. Class A ● ▼	537
14	International Rectifier Corp. ● ▼	275
7	KLA-Tencor Corp. ▼	231
27	LSI Corp. ● ▼	146
5	MEMC Electronic Materials, Inc. ●	133
16	National Semiconductor Corp.	272
12	Novellus Systems, Inc. ● ▼	226
65	NVIDIA Corp. ● ▼	694
10	Varian Semiconductor Equipment Associates, Inc. ●	245
13	Xilinx, Inc. ▼	293

		3,943

	Software & Services — 7.9%
34	Activision Blizzard, Inc. ● ▼	531
13	Autodesk, Inc. ● ▼	450
11	BMC Software, Inc. ● ▼	318
7	Citrix Systems, Inc. ● ▼	164
9	Electronic Arts, Inc. ●	326
5	Fiserv, Inc. ●	220
5	Global Payments, Inc.	220
9	IAC/Interactive Corp. ●	152
11	Intuit, Inc. ●	338
18	Paychex, Inc. ▼	602
8	Red Hat, Inc. ● ▼	122
5	Salesforce.com, Inc. ● ▼	231
9	Sohu.com, Inc. ● ▼	499
9	VeriSign, Inc. ● ▼	228

		4,401

	Technology Hardware & Equipment — 5.8%
7	Agilent Technologies, Inc. ● ▼	221
46	Ciena Corp. ● ▼	468
4	Dolby Laboratories, Inc. Class A ●	141
28	JDS Uniphase Corp. ● ▼	238
13	Juniper Networks, Inc. ● ▼	272
8	National Instruments Corp. ▼	246
20	NetApp, Inc. ● ▼	363
9	SanDisk Corp. ● ▼	184
41	Seagate Technology ▼	492
6	Teradata Corp. ●	124
24	Western Digital Corp. ● ▼	515

		3,264

	Telecommunication Services — 3.1%
12	American Tower Corp. Class A ●	449
5	Leap Wireless International, Inc. ● ▼	196
26	SBA Communications Corp. ● ▼	678
11	Telephone and Data Systems, Inc. ▼	394

		1,717

	Transportation — 1.1%
19	AMR Corp. ● ▼	190
4	C.H. Robinson Worldwide, Inc. ▼	207
4	Ryder System, Inc. ▼	217

		614

	Utilities — 1.1%
10	CenterPoint Energy, Inc. ▼	143
3	Constellation Energy Group, Inc. ▼	79
9	NRG Energy, Inc. ● ▼	225
4	Questar Corp.	166

		613

	Total common stock (Cost $63,420)	$52,812

Hartford MidCap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
4	iShares Russell Midcap Growth	$165

	Total exchange traded funds (Cost $205)	$165

	Total long-term investments (Cost $63,625)	$52,977

Principal
Amount
SHORT-TERM INVESTMENTS — 32.0%
	Repurchase Agreements — 2.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $519, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $518)
$519	0.05% dated 09/30/2008	$519
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $519, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $519)
519	0.10% dated 09/30/2008	519
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $104, collateralized by U.S. Treasury Note 4.50%, 2012, value of $105)
103	0.10% dated 09/30/2008	103

		1,141

Shares
Securities Purchased with Proceeds from Security Lending — 29.9%
Cash Collateral Reinvestment Fund:
16,657	Navigator Prime Portfolio	16,657

Principal
Amount
	U.S. Treasury Bills — 0.1%
$50	0.78%, 01/15/2009 ○ □		50

	Total short-term investments (Cost $17,848)		$17,848

	Total investments (Cost $81,473)▲	127.0%	$70,825
	Other assets and liabilities	(27.0)%	(15,064)

	Total net assets	100.0%	$55,761

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.89% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $81,565 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$670
Unrealized Depreciation	(11,410)

Net Unrealized Depreciation	$(10,740)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini Futures	16	Long	Dec 2008	$(40)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford MidCap HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.7%
	Automobiles & Components — 0.9%
636	BorgWarner, Inc.	$20,848

	Banks — 2.0%
253	M&T Bank Corp. ▼	22,608
21	TCF Financial Corp. ▼	375
342	UnionBanCal Corp.	25,034

		48,017

	Capital Goods — 7.0%
256	Alliant Techsystems, Inc. ● ▼	24,086
345	AMETEK, Inc.	14,070
920	Chicago Bridge & Iron Co. N.V.	17,693
979	Kennametal, Inc.	26,537
503	Lennox International, Inc.	16,735
636	PACCAR, Inc. ▼	24,296
62	Precision Castparts Corp.	4,845
605	USG Corp. ● ▼	15,478
220	Vestas Wind Systems A/S ●	19,209

		162,949

	Commercial & Professional Services — 8.6%
3,276	Allied Waste Industries, Inc. ●	36,399
216	Dun & Bradstreet Corp.	20,372
1,240	Equifax, Inc. ●	42,725
736	Manpower, Inc.	31,770
1,607	Republic Services, Inc.	48,181
910	Robert Half International, Inc. ▼	22,512

		201,959

	Consumer Durables & Apparel — 1.4%
50	NVR, Inc. ● ▼	28,543
130	Under Armour, Inc. Class A ● ▼	4,138

		32,681

	Consumer Services — 5.0%
239	Apollo Group, Inc. Class A ●	14,143
215	Ctrip.Com International Ltd. ADR	8,299
579	DeVry, Inc.	28,664
405	ITT Educational Services, Inc. ● ▼	32,777
734	Scientific Games Corp. Class A ● ▼	16,900
183	Sotheby’s Holdings ▼	3,663
68	Strayer Education, Inc. ▼	13,558

		118,004

	Diversified Financials — 1.5%
100	Blackrock, Inc. ▼	19,392
618	MSCI, Inc. ●	14,820

		34,212

	Energy — 6.0%
155	Arch Coal, Inc. ▼	5,095
709	Cie Gen Geophysique ADR ●	22,523
586	Forest Oil Corp. ● ▼	29,080
356	Noble Energy, Inc.	19,762
665	Seadrill Ltd. ▼	13,780
259	Smith International, Inc.	15,211
446	St. Mary Land & Exploration Co. ▼	15,907
352	Ultra Petroleum Corp. ●	19,502

		140,860

	Finance — 0.2%
58	Arch Capital Group Ltd. ●	4,206

	Food & Staples Retailing — 1.8%
395	BJ’s Wholesale Club, Inc. ●	15,353
1,222	Supervalu, Inc.	26,522

		41,875

	Health Care Equipment & Services — 10.3%
712	Beckman Coulter, Inc.	50,566
1,384	Community Health Systems, Inc. ● ▼	40,568
730	Humana, Inc. ●	30,084
1,034	Patterson Cos., Inc. ●	31,438
861	St. Jude Medical, Inc. ●	37,445
636	Universal Health Services, Inc. Class B	35,646
249	Varian Medical Systems, Inc. ●	14,226

		239,973

	Household & Personal Products — 2.5%
773	Avon Products, Inc.	32,138
415	Clorox Co.	25,985

		58,123

	Insurance — 4.9%
362	Axis Capital Holdings Ltd.	11,484
276	Everest Re Group Ltd.	23,882
1,151	Marsh & McLennan Cos., Inc.	36,551
1,006	Unum Group	25,245
35	White Mountains Insurance Group Ltd.	16,629

		113,791

	Materials — 4.7%
534	Ball Corp.	21,084
182	Century Aluminum Co. ● ▼	5,037
317	Cleveland-Cliffs, Inc.	16,766
426	FMC Corp.	21,866
449	Nucor Corp.	17,740
698	Sealed Air Corp. ▼	15,342
387	Terra Industries, Inc. ▼	11,387

		109,222

	Media — 2.3%
1,213	DreamWorks Animation SKG, Inc. ●	38,133
455	Scripps Networks Interactive Class A ▼	16,514

		54,647

	Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
773	Amylin Pharmaceuticals, Inc. ● ▼	15,628
394	Barr Pharmaceuticals, Inc. ●	25,741
208	Cephalon, Inc. ● ▼	16,147
243	Charles River Laboratories International, Inc. ●	13,511
416	Onyx Pharmaceuticals, Inc. ● ▼	15,055
745	PerkinElmer, Inc.	18,605
664	Perrigo Co. ▼	25,534
653	Regeneron Pharmaceuticals, Inc. ●	14,248
720	Sepracor, Inc. ● ▼	13,183
378	Vertex Pharmaceuticals, Inc. ● ▼	12,578

		170,230

	Real Estate — 1.1%
378	Forest City Enterprises, Inc. Class A ▼	11,578
360	Kimco Realty Corp. ▼	13,284

		24,862

	Retailing — 4.4%
89	Advance Automotive Parts, Inc.	3,534
168	AutoZone, Inc. ●	20,733
599	Dick’s Sporting Goods, Inc. ● ▼	11,719
1,094	O’Reilly Automotive, Inc. ●	29,273
204	Sherwin-Williams Co. ▼	11,649

Hartford MidCap HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Retailing (continued)
763	Staples, Inc.	$17,177
266	Tiffany & Co. ▼	9,441

		103,526

	Semiconductors & Semiconductor Equipment — 2.1%
855	Altera Corp.	17,675
1,002	Lam Research Corp. ● ▼	31,541

		49,216

	Software & Services — 9.7%
221	Alliance Data Systems Corp. ● ▼	13,975
620	Autodesk, Inc. ●	20,791
481	BMC Software, Inc. ●	13,780
836	Electronic Arts, Inc. ●	30,909
363	Factset Research Systems, Inc. ▼	18,967
726	Global Payments, Inc.	32,586
680	McAfee, Inc. ●	23,086
1,253	Red Hat, Inc. ●	18,884
2,210	Western Union Co.	54,530

		227,508

	Technology Hardware & Equipment — 4.2%
799	FLIR Systems, Inc. ● ▼	30,695
206	Itron, Inc. ● ▼	18,211
1,308	NCR Corp. ●	28,841
378	NetApp, Inc. ●	6,889
713	Teradata Corp. ●	13,906

		98,542

	Telecommunication Services — 0.6%
373	American Tower Corp. Class A ●	13,399

	Transportation — 3.7%
318	C.H. Robinson Worldwide, Inc.	16,210
280	Expeditors International of Washington, Inc.	9,752
650	J.B. Hunt Transport Services, Inc. ▼	21,680
494	Kansas City Southern ● ▼	21,927
364	Landstar System, Inc.	16,025

		85,594

	Utilities — 4.5%
1,351	DPL, Inc. ▼	33,507
1,392	Northeast Utilities	35,705
1,362	UGI Corp.	35,123

		104,335

	Total common stock (Cost $2,436,587)	$2,258,579

Principal
Amount
SHORT-TERM INVESTMENTS — 20.5%
	Repurchase Agreements — 2.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8,836, collateralized by FHLMC 5.50%, 2033, value of $9,012)
$8,835	2.25% dated 09/30/2008	$8,835

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $10,707, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $10,921)

10,707	1.50% dated 09/30/2008	10,707

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,781, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $2,836)

2,781	2.25% dated 09/30/2008	2,781
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $25,494, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $26,003)
25,493	1.75% dated 09/30/2008	25,493
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $95, collateralized by U.S. Treasury Note 4.50%, 2012, value of $97)
95	0.10% dated 09/30/2008	95

		47,911

Shares
	Securities Purchased with Proceeds from Security Lending — 18.4%
	Cash Collateral Reinvestment Fund:
430,495	Navigator Prime Portfolio		430,495

	Total short-term investments (Cost $478,406)		$478,406

	Total investments (Cost $2,914,993) ▲	117.2%	$2,736,985
	Other assets and liabilities	(17.2)%	(401,341)

	Total net assets	100.0%	$2,335,644

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.49% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $2,915,768 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$124,391
Unrealized Depreciation	(303,174)

Net Unrealized Depreciation	$(178,783)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford MidCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.0%
	Automobiles & Components — 1.0%
367	TRW Automotive Holdings Corp. ●	$5,833

	Banks — 4.4%
111	Comerica, Inc. ▼	3,646
664	Huntington Bancshares, Inc. ▼	5,305
66	M&T Bank Corp. ▼	5,855
921	Popular, Inc. ▼	7,638
835	Sovereign Bancorp, Inc. ▼	3,298

		25,742

	Capital Goods — 7.4%
10	AGCO Corp. ●	409
111	Alliant Techsystems, Inc. ● ▼	10,437
99	Dover Corp.	4,031
189	Kennametal, Inc. ▼	5,128
267	Pentair, Inc. ▼	9,230
114	Teleflex, Inc.	7,251
189	URS Corp. ●	6,916

		43,402

	Commercial & Professional Services — 2.6%
94	Copart, Inc. ●	3,572
293	R.R. Donnelley & Sons Co.	7,197
100	United Stationers, Inc. ●	4,769

		15,538

	Consumer Durables & Apparel — 5.2%
340	MDC Holdings, Inc.	12,451
390	Newell Rubbermaid, Inc.	6,728
101	Toll Brothers, Inc. ●	2,546
112	V.F. Corp.	8,643

		30,368

	Diversified Financials — 3.8%
102	Affiliated Managers Group, Inc. ● ▼	8,476
717	CIT Group, Inc. ▼	4,988
655	PHH Corp. ● ▼	8,710

		22,174

	Energy — 3.8%
419	Brasil EcoDiesel ADR ●	297
717	Brasil EcoDiesel Industria ● ■	509
216	Cie Gen Geophysique ADR ● ▼	6,870
270	Newfield Exploration Co. ●	8,637
27	Noble Energy, Inc.	1,501
133	SBM Offshore N.V.	2,837
352	USEC, Inc. ● ▼	1,902

		22,553

	Food, Beverage & Tobacco — 7.2%
5,980	Chaoda Modern Agriculture	5,051
241	Cosan Ltd. — Rights	—
241	Cosan Ltd. ●	1,922
409	Dean Foods Co. ●	9,559
9,790	First Pacific Co., Ltd.	5,180
508	Marfig Frigorificos E Comer	4,621
15,441	Marine Harvest ●	7,705
146	Perdigao S.A.	2,770
346	Smithfield Foods, Inc. ● ▼	5,488

		42,296

	Health Care Equipment & Services — 5.2%
220	Humana, Inc. ●	9,052
118	Laboratory Corp. of America Holdings ● ▼	8,166
271	West Pharmaceutical Services	13,215

		30,433

	Insurance — 8.2%
94	Everest Re Group Ltd.	8,168
221	Fidelity National Financial, Inc.	3,243
120	First American Financial Corp.	3,528
255	Platinum Underwriters Holdings Ltd.	9,037
272	Reinsurance Group of America, Inc. ▼	14,699
366	Unum Group	9,177

		47,852

	Materials — 10.6%
115	Agrium U.S., Inc. ▼	6,460
249	Celanese Corp.	6,961
78	Cleveland-Cliffs, Inc.	4,103
211	FMC Corp.	10,843
165	Greif, Inc.	10,847
47	JSR Corp.	631
216	Owens-Illinois, Inc. ●	6,339
319	Pactiv Corp. ●	7,913
410	Rhodia S.A.	6,403
901	Uranium One, Inc. ●	1,947

		62,447

	Media — 1.1%
804	Virgin Media, Inc. ▼	6,352

	Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
156	Barr Pharmaceuticals, Inc. ●	10,207
111	Endo Pharmaceuticals Holdings, Inc. ● ▼	2,224
1,174	Impax Laboratories, Inc.† ●⌂	9,395
408	Theravance, Inc. ● ▼	5,085

		26,911

	Real Estate — 3.1%
609	Annaly Capital Management, Inc.	8,194
127	LaSalle Hotel Properties ▼	2,954
190	Liberty Property Trust ▼	7,150

		18,298

	Retailing — 2.2%
496	American Eagle Outfitters, Inc. ▼	7,565
5,788	Buck Holdings L.P.† ●⌂	5,522

		13,087

	Semiconductors & Semiconductor Equipment — 2.9%
557	Teradyne, Inc. ●	4,352
512	Varian Semiconductor Equipment Associates, Inc. ● ▼	12,849

		17,201

	Software & Services — 4.3%
303	CACI International, Inc. Class A ●	15,170
299	McAfee, Inc. ●	10,137

		25,307

	Technology Hardware & Equipment — 8.2%
518	Arrow Electronics, Inc. ●	13,572
1,159	Flextronics International Ltd. ●	8,202
760	JDS Uniphase Corp. ● ▼	6,432
12,602	Kingboard Laminates Holdings	5,568
145	NCR Corp. ●	3,186
420	Seagate Technology	5,090

Hartford MidCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
452	Solar Cayman Ltd.† ●⌂	$6,170

		48,220

	Telecommunication Services — 0.5%
70	Embarq Corp.	2,834

	Transportation — 3.3%
167	Con-way, Inc.	7,366
1,153	Northwest Airlines Corp. ●	10,410
67	Werner Enterprises, Inc. ▼	1,448

		19,224

	Utilities — 8.4%
457	Northeast Utilities	11,717
884	Sierra Pacific Resources	8,468
339	TECO Energy, Inc.	5,331
399	UGI Corp.	10,281
303	Wisconsin Energy Corp.	13,591

		49,388

	Total common stock (Cost $664,886)	$575,460

Principal
Amount
SHORT-TERM INVESTMENTS — 16.0%
	Repurchase Agreements — 0.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $790, collateralized by FHLMC 5.50%, 2033, value of $805)
$790	2.25% dated 09/30/2008	$790

BNP Paribas Securities Corp. TriParty
Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $957, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $976)

957	1.50% dated 09/30/2008	957

Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on 10/01/2008 in the amount of $249, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $253)

249	2.25% dated 09/30/2008	249
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,279, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $2,324)
2,278	1.75% dated 09/30/2008	2,278
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8, collateralized by U.S. Treasury Note 4.50%, 2012, value of $9)
8	0.10% dated 09/30/2008	8

		4,282

Shares
	Securities Purchased with Proceeds from Security Lending — 15.3%
	Cash Collateral Reinvestment Fund:
89,939	Goldman Sachs FS Prime Obligation/Institutional		$89,939

	Total short-term investments (Cost $94,221)		$94,221

	Total investments (Cost $759,107)▲	114.0%	$669,681
	Other assets and liabilities	(14.0)%	(82,489)

	Total net assets	100.0%	$587,192

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.01% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $760,573 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,982
Unrealized Depreciation	(128,874)

Net Unrealized Depreciation	$(90,892)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $21,087, which represents 3.59% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $509, which represents 0.09% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	5,788	Buck Holdings L.P.	$5,794
03/2005 - 01/2007	1,174	Impax Laboratories, Inc.	13,258
03/2007	452	Solar Cayman Ltd.	6,779
The aggregate value of these securities at September 30, 2008 was $21,087 which represents 3.59% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Japanese Yen (Buy)	$644	$645	10/02/08	$(1)
Norwegian Krone (Sell)	56	56	10/03/08	—

				$(1)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Capital Goods — 0.7%
	Caterpillar, Inc.
$8,000	1.80%, 10/31/2008	$7,988
21,500	2.03%, 10/08/2008	21,491

		29,479

	Consumer Cyclical — 3.7%
	Eksportfinans ASA
38,000	2.30%, 10/24/2008 ■	37,945
	Eksportfinians
19,750	2.21%, 11/14/2008 ■	19,698
39,750	2.38%, 11/17/2008 ■	39,627
	Wal-Mart Stores, Inc.
64,945	2.16%, 11/18/2008 — 11/21/2008	64,756

		162,026

	Consumer Staples — 1.5%
	Procter & Gamble Co.
32,200	2.21%, 11/12/2008 ■	32,117
32,250	2.24%, 12/19/2008 ■	32,092

		64,209

	Energy — 1.8%
	ConocoPhillips
26,250	2.22%, 11/20/2008 ■	26,169
28,000	2.24%, 12/02/2008 ■	27,893
24,050	2.29%, 10/29/2008 ■	24,007

		78,069

	Finance — 75.1%
	American Express Credit Corp.
32,500	2.57%, 10/01/2008	32,500
23,500	2.59%, 10/30/2008	23,451
	American General Financial
19,350	2.88%, 10/02/2008⌂	19,348
	American Honda Finance Corp.
11,000	2.81%, 11/07/2008 ■ Δ	11,000
27,250	2.91%, 04/02/2009 ■ Δ	27,250
25,750	3.03%, 09/18/2009 ■ Δ	25,750
	Australia & New Zealand Banking Group Ltd.
32,000	2.66%, 10/03/2008 ■	31,995
21,250	2.84%, 11/21/2008 ■	21,166
26,250	3.21%, 10/02/2009 ■ Δ	26,250
	Bank of America Corp.
21,500	2.52%, 10/16/2008	21,477
26,000	2.75%, 12/18/2008 Δ	25,992
30,750	2.80%, 11/20/2008	30,631
	Bank of Nova Scotia
19,000	2.66%, 11/12/2008	18,941
25,250	3.04%, 04/09/2009 ■ Δ	25,250
	Bank of Scotland
24,350	2.66%, 10/01/2008	24,350
26,500	2.67%, 11/07/2008 ■	26,427
27,500	2.80%, 12/01/2008	27,370
	BNP Paribas Finance, Inc.
34,500	2.72%, 10/16/2008	34,500
26,750	2.77%, 11/25/2008	26,637
	Caterpillar Financial Services Corp.
35,000	2.80%, 05/15/2009 Δ	34,985
	Citigroup Funding, Inc.
18,000	2.80%, 10/21/2008	17,972
35,000	2.81%, 11/19/2008	34,867
	Danske Bank A/S
34,000	2.74%, 10/31/2008	33,923
	Danske Corp.
20,250	2.73%, 11/21/2008	20,173
24,000	3.05%, 03/03/2009	23,693
	European Investment Bank
28,250	2.06%, 10/06/2008	28,243
27,400	2.23%, 11/03/2008 ○	27,346
42,750	2.27%, 12/04/2008 ○	42,588
	Federal Home Loan Bank
28,750	2.10%, 10/29/2008	28,703
45,000	2.15%, 10/08/2008	44,981
36,000	2.18%, 12/10/2008 ○	35,852
35,000	2.19%, 12/17/2008 ○	34,840
30,000	2.30%, 10/27/2008	29,950
42,500	2.39%, 10/03/2008 ○	42,495
38,250	2.40%, 10/15/2008 ○	38,215
26,100	2.43%, 11/07/2008	26,035
70,450	2.58%, 11/26/2008 — 12/08/2008 Δ	70,448
22,900	2.60%, 05/20/2009 Δ	22,896
21,250	2.63%, 01/23/2009 Δ	21,255
30,000	2.80%, 01/05/2009	29,779
	Federal Home Loan Mortgage Corp.
32,500	2.08%, 10/20/2008	32,463
29,000	2.09%, 12/16/2008 ○	28,876
42,530	2.15%, 10/23/2008	42,474
22,250	2.20%, 11/17/2008	22,186
29,000	2.36%, 02/24/2009 ○	28,731
35,750	2.38%, 10/27/2008	35,689
34,000	2.39%, 04/07/2009 Δ	34,000
29,250	2.41%, 11/20/2008	29,153
49,000	2.41%, 11/10/2008 ○	48,871
44,250	2.49%, 11/05/2008	44,143
44,750	2.66%, 01/09/2009	44,422
	Federal National Mortgage Association
22,500	2.00%, 10/20/2008	22,476
34,000	2.09%, 10/08/2008	33,986
32,000	2.10%, 10/22/2008	31,961
43,800	2.16%, 12/10/2008 ○	43,622
24,750	2.18%, 11/12/2008	24,687
37,600	2.23%, 01/05/2009 ○	37,383
33,000	2.28%, 11/05/2008	32,927
65,250	2.36%, 11/10/2008	65,080
30,600	2.42%, 11/04/2008 ○	30,531
45,500	2.43%, 11/24/2008	45,334
33,000	2.51%, 12/22/2008	32,812
22,000	2.79%, 02/11/2009	21,776
35,640	5.68%, 03/15/2009	36,099
	General Electric Capital Corp.
31,250	2.50%, 10/16/2008	31,217
17,750	2.53%, 12/12/2008 Δ	17,750
29,000	2.61%, 11/18/2008	28,900
19,400	3.22%, 06/24/2009 Δ	19,400

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Finance (continued)
	Goldman Sachs Group, Inc.
$17,000	2.84%, 11/14/2008 Δ	$16,989
	HSBC Finance Corp.
16,000	2.55%, 10/07/2008	15,993
	John Deere Capital Corp.
22,600	2.14%, 10/02/2008 ■	22,599
35,250	2.61%, 10/31/2008 ■	35,174
22,300	2.85%, 09/01/2009 Δ	22,283
	JP Morgan Chase & Co.
27,750	2.65%, 11/24/2008	27,750
26,250	2.75%, 01/05/2009	26,059
24,750	2.76%, 12/09/2008	24,620
	Kreditanstalt fuer Wiederaufbau
22,500	2.17%, 10/14/2008 ■	22,482
21,750	2.25%, 11/13/2008 ■	21,692
25,400	2.27%, 10/30/2008 ■	25,354
	Morgan Stanley
15,600	2.60%, 10/07/2008 ¤	15,593
	Nordea Bank Finland NY
24,500	2.47%, 04/09/2009 Δ	24,443
	Nordea North America
24,750	2.66%, 10/15/2008	24,724
29,000	2.89%, 01/12/2009	28,762
	Royal Bank of Canada
21,700	2.46%, 10/14/2008	21,701
32,250	2.64%, 10/17/2008	32,250
21,250	2.89%, 08/14/2009 ■ Δ	21,250
	Royal Bank of Scotland Group plc
35,750	2.76%, 11/03/2008	35,660
25,750	3.22%, 10/09/2009 ■ Δ	25,750
	Skandinav Enskilda Bank
21,750	2.81%, 11/21/2008 ■	21,664
27,500	2.88%, 12/11/2008 ■	27,345
	Skandinaviska Enskilda Bank Ab
31,000	2.75%, 10/23/2008 ■	30,948
	State Street Corp.
30,000	2.56%, 11/06/2008	29,924
25,250	2.71%, 12/11/2008	25,116
	Svenska Handelsbanken Ab
36,500	2.69%, 10/10/2008	36,476
26,750	2.72%, 11/13/2008	26,664
15,400	3.00%, 07/06/2009 ■ Δ ¤	15,400
	Swedbank
35,500	2.91%, 10/10/2008	35,474
24,250	2.95%, 11/10/2008	24,171
	Toyota Motor Credit Corp.
23,750	2.50%, 10/14/2008	23,729
36,000	2.66%, 11/14/2008	35,883
38,000	2.78%, 01/30/2009	37,649
	UBS Finance Delaware LLC
59,000	2.86%, 10/27/2008 — 11/26/2008	58,818
	UBS Finance LLC
21,500	2.61%, 10/14/2008	21,480
	Wachovia Bank NA
34,250	2.76%, 10/03/2008 Δ ¤	34,250
34,000	3.19%, 08/04/2009 Δ ¤	34,000
	Wells Fargo & Co.
21,250	2.47%, 10/07/2008	21,241
22,000	2.90%, 06/18/2009 Δ	22,000
20,500	3.39%, 10/10/2008	20,483
21,250	3.40%, 11/06/2008	21,178
	Westpac Banking Corp.
23,250	2.66%, 12/15/2008 ■	23,122
24,000	2.69%, 10/02/2008 ■	23,998
25,750	3.00%, 01/28/2009 Δ	25,750

		3,284,364

	Health Care — 1.8%
	AstraZeneca plc
16,250	2.00%, 10/10/2008	16,242
43,250	2.02%, 10/24/2008	43,194
19,250	2.71%, 11/25/2008 ■	19,171

		78,607

	Repurchase Agreements — 5.6%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $112,678, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $112,498)
112,678	0.05% dated 09/30/2008	112,678
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $112,678, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $112,739)
112,677	0.10% dated 09/30/2008	112,677
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $22,498, collateralized by U.S. Treasury Note 4.50%, 2012, value of $22,907)
22,498	0.10% dated 09/30/2008	22,498

		247,853

	Services — 1.8%
	Walt Disney Corp.
45,250	2.00%, 10/28/2008	45,182
35,250	2.03%, 10/09/2008	35,234

		80,416

	Technology — 2.5%
	AT&T
35,000	2.27%, 10/17/2008 ■	34,965
10,150	2.28%, 10/06/2008 ■	10,147
	IBM
24,000	2.31%, 11/13/2008 ■	23,934
40,700	2.35%, 10/24/2008 — 12/05/2008 ■	40,572

		109,618

	U.S. Treasury Bills — 3.5%
154,000	0.84%, 10/30/2008 ○	153,899

	Utilities — 1.4%
	Florida Power and Light Co.
33,500	2.07%, 10/09/2008	33,485

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
	Utilities (continued)
	Florida Power and Light Co. (continued)
$26,500	2.50%, 10/29/2008		$26,448

			59,933

	Capital Support Agreement — 0.0%
	Hartford Life, Inc. Capital Support
—	Agreement ¤		—

	Total investments (Cost $4,348,473) ▲	99.4%	$4,348,473
	Other assets and liabilities	0.6%	24,202

	Total net assets	100.0%	$4,372,675

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 16.94% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	Also represents cost for tax purposes.

¤	The Fund has entered into a Capital Support Agreement with Hartford Life, Inc. which provides that Hartford Life, Inc. will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on specific securities and such realized loss causes the Fund’s net asset value as calculated using fair values to drop below $0.9950.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $880,203, which represents 20.13% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
08/2008	$19,350	American General Financial	$19,348
The aggregate value of these securities at September 30, 2008 was $19,348 which represents 0.44% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.6%
	Automobiles & Components — 0.3%
209	Exide Technologies ●	$1,539
68	Fuel Systems Solutions, Inc. ●	2,332

		3,871

	Banks — 0.9%
63	Comerica, Inc.	2,078
102	International Bancshares Corp.	2,752
105	Signature Bank ●	3,645
60	SVB Financial Group ●	3,461

		11,936

	Capital Goods — 8.4%
78	Acuity Brands, Inc. ▼	3,266
80	Advanced Battery Technologies, Inc. ● ▼	260
511	Aecom Technology Corp. ●	12,488
74	Applied Industrial Technologies, Inc.	1,979
58	Axsys Technologies, Inc. ●	3,438
138	Beacon Roofing Supply, Inc. ●	2,150
100	Chart Industries, Inc. ●	2,867
44	CIRCOR International, Inc.	1,931
51	Clarcor, Inc.	1,944
92	Colfax Corp. ●	1,539
46	Columbus McKinnon Corp. ●	1,080
183	Cubic Corp.	4,505
48	Curtis-Wright Corp.	2,182
105	EMCOR Group, Inc. ●	2,765
53	Energy Conversion Devices, Inc. ●	3,081
42	Enpro Industries, Inc. ● ▼	1,545
58	ESCO Technologies, Inc. ●	2,806
59	Esterline Technologies Corp. ●	2,347
65	Flowserve Corp.	5,794
197	GrafTech International Ltd. ●	2,971
37	Graham Corp. ▼	1,981
118	Hexcel Corp. ●	1,610
83	II-VI, Inc. ● ▼	3,195
122	Insteel Industries, Inc. ▼	1,656
3	K-Tron International, Inc. ●	442
17	Michael Baker Corp. ●	601
37	Middleby Corp. ● ▼	1,984
51	Nordson Corp.	2,527
124	Orbital Sciences Corp. ●	2,978
113	Perini Corp. ● ▼	2,918
47	PMFG Inc. ●	688
53	Robbins & Myers, Inc.	1,634
179	Teledyne Technologies, Inc. ●	10,209
342	Titan International, Inc. ▼	7,276
31	Triumph Group, Inc.	1,417
97	Wabtec Corp.	4,957
46	Watsco, Inc.	2,337
65	Woodward Governor Co.	2,278

		111,626

	Commercial & Professional Services — 4.9%
285	American Ecology Corp.	7,878
42	Clean Harbors, Inc. ●	2,854
62	CoStar Group, Inc. ● ▼	2,828
104	Herman Miller, Inc.	2,541
33	Huron Consulting Group, Inc. ●	1,903
77	Knoll, Inc.	1,161
44	McGrath RentCorp	1,266
224	Mobile Mini, Inc. ●	4,338
91	PRG-Schultz International ●	815
277	Resources Connection, Inc. ●	6,251
389	Sykes Enterprises, Inc. ●	8,545
429	Tetra Tech, Inc. ●	10,305
299	Waste Connections, Inc. ●	10,252
67	Watson Wyatt Worldwide, Inc.	3,352

		64,289

	Consumer Durables & Apparel — 3.8%
695	Asics Corp.	5,400
42	Deckers Outdoor Corp. ● ▼	4,348
95	Fossil, Inc. ●	2,694
418	Jarden Corp. ●	9,804
61	Polaris Industries, Inc. ▼	2,786
7	Pool Corp.	152
228	Snap-On, Inc.	12,003
92	True Religion Apparel, Inc. ● ▼	2,383
116	Tupperware Brands Corp.	3,215
107	Warnaco Group, Inc. ●	4,860
90	Wolverine World Wide, Inc.	2,368

		50,013

	Consumer Services — 1.9%
34	American Public Education, Inc. ● ▼	1,622
91	Bally Technologies, Inc. ●	2,769
89	CEC Entertainment, Inc. ●	2,957
213	Corinthian Colleges, Inc. ● ▼	3,191
55	Ctrip.Com International Ltd. ADR	2,127
101	ITT Educational Services, Inc. ●	8,157
84	Sotheby’s Holdings ▼	1,679
92	WMS Industries, Inc. ●	2,803

		25,305

	Consumer Staples — 0.2%
79	Quaker Chemical Corp.	2,257

	Diversified Financials — 2.3%
72	Cash America International, Inc.	2,591
23	Gamco Investors, Inc.	1,389
195	GFI Group, Inc.	918
56	Greenhill & Co., Inc. ▼	4,162
112	Interactive Brokers Group ● ▼	2,473
171	Knight Capital Group, Inc. ●	2,536
831	Liberty Acquisition Holdings Corp. ●	7,396
137	MSCI, Inc. ●	3,279
126	optionsXpress Holdings, Inc.	2,454
84	World Acceptance Corp. ● ▼	3,018

		30,216

	Energy — 10.2%
213	Arena Resources, Inc. ●	8,286
154	ATP Oil & Gas Corp. ● ▼	2,747
94	Berry Petroleum Co.	3,648
67	Bill Barrett Corp. ● ▼	2,150
92	Bolt Technology Corp. ● ▼	1,325
132	Carbo Ceramics, Inc.	6,820
35	Clayton Williams Energy, Inc. ●	2,504
112	Comstock Resources, Inc. ●	5,623
136	Concho Resources, Inc. ●	3,760
44	Contango Oil & Gas Co. ●	2,369
34	Dawson Geophysical Co. ●	1,590
1,319	Dockwise Ltd. ●	2,497

Hartford Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
187	Dril-Quip, Inc. ●	$8,090
123	Encore Acquisition Co. ●	5,124
251	Exco Resources, Inc. ●	4,102
176	Forest Oil Corp. ●	8,750
128	Foundation Coal Holdings, Inc.	4,568
96	General Maritime Corp. ▼	1,863
392	Grey Wolf, Inc. ● ▼	3,052
210	Hercules Offshore, Inc. ●	3,184
281	International Coal Group, Inc. ● ▼	1,751
138	ION Geophysical Corp. ●	1,965
112	James River Coal Co. ● ▼	2,470
48	Knightsbridge Tankers Ltd. ADR	1,284
32	Lufkin Industries, Inc.	2,568
190	McMoRan Exploration Co. ● ▼	4,494
59	NATCO Group, Inc. ●	2,385
162	Penn Virginia Corp. ▼	8,700
38	Petroleum Development Corp. ●	1,692
111	PetroQuest Energy, Inc. ●	1,706
86	Ship Finance International, Ltd. ▼	1,856
27	Smith International, Inc.	1,571
172	St. Mary Land & Exploration Co.	6,132
138	Stone Energy Corp. ●	5,823
60	T-3 Energy Services, Inc. ●	2,243
473	Vaalco Energy, Inc. ●	3,234
105	Willbros Group, Inc. ● ▼	2,777

		134,703

	Finance — 0.1%
17	Arch Capital Group Ltd. ●	1,232

	Food & Staples Retailing — 1.0%
341	BJ’s Wholesale Club, Inc. ●	13,251
23	Spartan Stores, Inc.	584

		13,835

	Food, Beverage & Tobacco — 2.1%
82	Cal-Maine Foods, Inc. ▼	2,248
256	Darling International, Inc. ●	2,846
45	Diamond Foods, Inc.	1,273
152	Flowers Foods, Inc.	4,463
79	Lancaster Colony Corp.	2,993
163	Ralcorp Holdings, Inc. ●	10,954
135	Vector Group Ltd. ▼	2,376

		27,153

	Health Care Equipment & Services — 10.0%
164	Align Technology, Inc. ● ▼	1,775
82	Amedisys, Inc. ●	4,014
183	American Medical Systems Holdings ● ▼	3,255
69	Angiodynamics, Inc. ●	1,098
94	ArthroCare Corp. ● ▼	2,595
140	Assisted Living Concepts I-A ●	890
140	Centene Corp. ●	2,866
109	CryoLife, Inc. ●	1,429
230	Cyberonics, Inc. ● ▼	3,904
301	Eclipsys Corp. ●	6,298
41	Haemonetics Corp. ●	2,517
219	Health Net, Inc. ●	5,157
92	HealthExtras, Inc. ●	2,410
731	HealthSouth Corp. ●	13,471
248	Healthspring, Inc. ●	5,248
148	Immucor, Inc. ●	4,718
59	Integra LifeSciences Holdings Corp. ● ▼	2,612
84	Invacare Corp.	2,028
19	Landauer, Inc.	1,410
109	Masimo Corp. ●	4,040
105	Mindray Medical International Ltd.	3,539
72	NuVasive, Inc. ● ▼	3,559
298	Owens & Minor, Inc. ▼	14,446
312	Psychiatric Solutions, Inc. ● ▼	11,819
82	Quidel Corp. ●	1,348
102	Sirona Dental Systems, Inc. ● ▼	2,365
499	SSL International plc	4,021
139	STERIS Corp.	5,238
169	Thoratec Corp. ●	4,427
408	Volcano Corp. ●	7,051
49	West Pharmaceutical Services	2,383

		131,931

	Household & Personal Products — 0.2%
30	Chattem, Inc. ● ▼	2,357

	Insurance — 1.1%
251	Allied World Assurance Holdings Ltd.	8,921
103	ProAssurance Corp. ●	5,793

		14,714

	Materials — 2.7%
118	Calgon Carbon Corp. ● ▼	2,396
56	Compass Minerals Group, Inc.	2,908
160	FMC Corp.	8,200
104	Innophos Holdings, Inc.	2,527
100	Lupatech S.A. ●	1,899
64	Olympic Steel, Inc.	1,877
38	Silgan Holdings, Inc.	1,939
1,008	Solutia, Inc. ● ▼	14,115

		35,861

	Media — 2.2%
261	Focus Media Holding Ltd. ADR ●	7,453
279	Interactive Data Corp.	7,032
446	Marvel Entertainment, Inc. ● ▼	15,228

		29,713

	Pharmaceuticals, Biotechnology & Life Sciences — 12.7%
69	Albany Molecular Research, Inc. ●	1,243
229	Alexion Pharmaceuticals, Inc. ● ▼	8,994
501	Alkermes, Inc. ●	6,662
98	Alpharma, Inc. Class A ● ▼	3,601
295	Arena Pharmaceuticals, Inc. ● ▼	1,474
152	Auxilium Pharmaceuticals, Inc. ●	4,915
29	Bio-Rad Laboratories, Inc. Class A ●	2,900
454	Celera Corp. ●	7,014
133	Cepheid, Inc. ●	1,843
124	Charles River Laboratories International, Inc. ●	6,881
115	Cougar Biotechnology, Inc. ●	3,841
347	Cubist Pharmaceuticals, Inc. ●	7,706
200	CV Therapeutics, Inc. ●	2,161
40	Dionex Corp. ●	2,559
310	Enzon, Inc. ● ▼	2,290
221	eResearch Technology, Inc. ●	2,631

Hartford Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
454	Human Genome Sciences, Inc. ●	$2,885
243	Icon plc ADR ●	9,299
197	Isis Pharmaceuticals, Inc. ● ▼	3,332
147	KV Pharmaceutical Co. ● ▼	3,349
19	Life Sciences Research, Inc. ●	659
79	Luminex Corp. ●	1,986
111	Martek Biosciences Corp. ▼	3,473
307	Medicines Co. ●	7,108
178	Medicis Pharmaceutical Corp. Class A ▼	2,658
67	Myriad Genetics, Inc. ● ▼	4,328
121	NPS Pharmaceuticals, Inc. ●	865
183	Onyx Pharmaceuticals, Inc. ●	6,627
121	OSI Pharmaceuticals, Inc. ● ▼	5,964
286	PDL Biopharma, Inc.	2,665
163	Perrigo Co.	6,255
319	Pharmaceutical Product Development, Inc.	13,184
106	PharmaNet Development Group, Inc. ●	762
318	Regeneron Pharmaceuticals, Inc. ●	6,939
116	Sciele Pharma, Inc. ▼	3,565
39	United Therapeutics Corp. ● ▼	4,138
165	Valeant Pharmaceuticals International ● ▼	3,369
48	Varian, Inc. ●	2,077
360	VIVUS, Inc. ●	2,856
47	Xenoport, Inc. ●	2,302

		167,360

	Real Estate — 0.5%
28	EastGroup Properties, Inc.	1,345
48	Equity Lifestyle Properties, Inc.	2,556
49	Home Properties of New York, Inc. ▼	2,846

		6,747

	Retailing — 4.6%
315	Advance Automotive Parts, Inc.	12,496
192	Aeropostale, Inc. ●	6,163
309	Big Lots, Inc. ●	8,592
74	The Buckle, Inc. ▼	4,133
265	Dick’s Sporting Goods, Inc. ●	5,191
80	Dufry Group	3,705
238	The Finish Line, Inc. ▼	2,377
401	Foot Locker, Inc.	6,475
87	Gymboree Corp. ●	3,099
89	J. Crew Group, Inc. ● ▼	2,536
95	Netflix, Inc. ● ▼	2,935
180	Nutri/System, Inc. ▼	3,186

		60,888

	Semiconductors & Semiconductor Equipment — 4.5%
499	Amkor Technology, Inc. ● ▼	3,180
504	Atheros Communications, Inc. ● ▼	11,890
194	Cavium Networks, Inc. ●	2,729
358	Entegris, Inc. ●	1,735
72	Hittite Microwave Corp. ●	2,409
82	LDK Solar Co., Ltd. ●	2,459
431	Microsemi Corp. ●	10,985
1,078	ON Semiconductor Corp. ●	7,290
250	PMC — Sierra, Inc. ●	1,853
353	Silicon Image, Inc. ●	1,885
1,218	Skyworks Solutions, Inc. ●	10,185
109	Tessera Technologies, Inc. ●	1,783
67	Ultratech Stepper, Inc. ●	814

		59,197

	Software & Services — 13.2%
64	Advent Software, Inc. ● ▼	2,248
71	Alliance Data Systems Corp. ●	4,508
765	Ariba, Inc. ●	10,815
547	Art Technology Group, Inc. ●	1,926
221	AsiaInfo Holdings, Inc. ●	2,028
102	Blackbaud, Inc.	1,880
59	Blackboard, Inc. ● ▼	2,358
215	CACI International, Inc. Class A ●	10,787
183	Concur Technologies, Inc. ● ▼	6,996
87	Constant Contact, Inc. ●	1,486
103	Digital River, Inc. ● ▼	3,338
400	Earthlink, Inc. ●	3,397
88	Equinix, Inc. ●	6,113
149	Factset Research Systems, Inc.	7,781
134	Gartner, Inc. Class A ●	3,050
152	Informatica Corp. ●	1,981
121	Infospace, Inc.	1,314
127	j2 Global Communications, Inc. ● ▼	2,977
112	Jack Henry & Associates, Inc.	2,268
330	Lawson Software, Inc. ● ▼	2,310
41	Mantech International Corp. Class A ●	2,443
199	McAfee, Inc. ●	6,745
155	Micros Systems ●	4,143
43	MicroStrategy, Inc. ●	2,553
413	Net 1 UEPS Technologies, Inc. ●	9,211
421	Netease.com, Inc. ● ▼	9,606
150	Netscout Systems, Inc. ●	1,597
254	Parametric Technology Corp. ●	4,678
79	Progress Software Corp. ●	2,058
401	Red Hat, Inc. ●	6,049
416	RightNow Technologies, Inc. ●	5,229
258	Sapient Corp. ●	1,918
519	Solera Holdings, Inc. ●	14,926
66	SPSS, Inc. ●	1,931
164	Sybase, Inc. ●	5,007
69	Take-Two Interactive Software, Inc.	1,129
51	UbiSoft Entertainment S.A. ●	3,579
235	Valueclick, Inc. ●	2,401
80	VistaPrint Ltd. ● ▼	2,615
190	Websense, Inc. ● ▼	4,246
297	Wind River Systems, Inc. ●	2,966

		174,591

	Technology Hardware & Equipment — 5.2%
139	ADTRAN, Inc. ▼	2,714
128	Blue Coat Systems, Inc. ● ▼	1,817
169	Cognex Corp. ▼	3,407
47	Comtech Telecommunications Corp. ●	2,311
114	Data Domain, Inc. ● ▼	2,541
309	FLIR Systems, Inc. ●	11,858
184	Foundry Networks, Inc. ●	3,347
220	Interdigital, Inc. ● ▼	5,293
74	Itron, Inc. ●	6,574

Hartford Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
1,044	Kingboard Chemical Holdings Ltd.	$3,566
110	Multi-Fineline Electronix, Inc. ● ▼	1,633
243	Nice Systems Ltd. ●	6,619
318	Palm, Inc. ▼	1,896
26	PC-Tel, Inc.	238
101	Plexus Corp. ●	2,095
115	Polycom, Inc. ●	2,666
170	Riverbed Technology, Inc. ●	2,124
180	Starent Networks Corp. ● ▼	2,326
143	Synaptics, Inc. ●	4,328
563	UTStarcom, Inc. ● ▼	1,897

		69,250

	Telecommunication Services — 1.8%
403	Cellcom Israel Ltd.	12,116
340	Centennial Cellular Corp. Class A ●	2,120
42	Iowa Telecommunications Services, Inc. ▼	776
67	NTELOS Holdings Corp.	1,813
153	Premiere Global Services, Inc. ●	2,153
124	Syniverse Holdings, Inc. ●	2,064
273	TW Telecom, Inc. ●	2,833

		23,875

	Transportation — 3.6%
89	Eagle Bulk Shipping Inc. ▼	1,246
51	Genco Shipping & Trading Ltd. ▼	1,705
294	Hawaiian Holdings, Inc. ●	2,732
223	Heartland Express, Inc.	3,467
317	Hub Group, Inc. ●	11,932
133	J.B. Hunt Transport Services, Inc.	4,451
194	Kansas City Southern ●	8,625
124	Knight Transportation, Inc.	2,097
80	Landstar System, Inc.	3,535
135	Pacer International, Inc.	2,222
88	TBS International Ltd. Class A ● ▼	1,185
230	UAL Corp.	2,021
141	Werner Enterprises, Inc.	3,063

		48,281

	Utilities — 0.2%
42	ITC Holdings Corp. ▼	2,168

	Total common stock (Cost $1,423,493)	$1,303,369

Principal
Amount
SHORT-TERM INVESTMENTS — 13.3%
	Repurchase Agreements — 1.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $917, collateralized by FHLMC 5.50%, 2033, value of $935)
$917	2.25% dated 09/30/2008	$917
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $4,157, collateralized by U.S. Treasury Bond 6.13% — 6.25%, 2023 — 2027, value of $4,150)
4,157	0.05% dated 09/30/2008	4,157

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,111, collateralized by FHLMC 5.00% — 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 — 2048, value of $1,133)

1,111	1.50% dated 09/30/2008	1,111

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $288, collateralized by FHLMC 4.00% - 7.00%, 2019 — 2038, FNMA 4.50% - 7.00%, 2019 — 2048, value of $294)

288	2.25% dated 09/30/2008	288
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,645, collateralized by FNMA 4.50% - 7.00%, 2013 — 2038, value of $2,697)
2,644	1.75% dated 09/30/2008	2,644
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $4,157, collateralized by U.S. Treasury Bond 5.25% — 8.88%, 2019 — 2029, value of $4,159)
4,157	0.10% dated 09/30/2008	4,157
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $10, collateralized by U.S. Treasury Note 4.50%, 2012, value of $10)
10	0.10% dated 09/30/2008	10
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $830, collateralized by U.S. Treasury Note 4.50%, 2012, value of $845)
830	0.10% dated 09/30/2008	830

		14,114

Shares
Securities Purchased with Proceeds from Security Lending — 12.1%
Cash Collateral Reinvestment Fund:
159,799	Goldman Sachs FS Prime Obligation/Institutional Fund	159,799

Principal
Amount
	U.S. Treasury Bills — 0.1%
$1,000	1.20%, 01/15/2009 ○ □		998

	Total short-term investments (Cost $174,909)		$174,911

	Total investments (Cost $1,598,402) ▲	111.9%	$1,478,280
	Other assets and liabilities	(11.9)%	(156,661)

	Total net assets	100.0%	$1,321,619

Hartford Small Company HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.63% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $1,606,366 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,576
Unrealized Depreciation	(173,662)

Net Unrealized Depreciation	$(128,086)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini Futures	131	Long	Dec 2008	$(180)

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Swiss Franc (Sell)	$24	$25	10/02/08	$1

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Smallcap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.2%
	Automobiles & Components — 0.4%
19	Exide Technologies ●	$141
51	Fuel Systems Solutions, Inc. ●	1,765
89	Tenneco Automotive, Inc. ● ▼	941

		2,847

	Banks — 0.1%
5	SVB Financial Group ●	317

	Capital Goods — 11.1%
64	A.O. Smith Corp. ▼	2,512
105	Actuant Corp. Class A ▼	2,658
196	Acuity Brands, Inc. ▼	8,195
7	Advanced Battery Technologies, Inc. ● ▼	24
82	Applied Industrial Technologies, Inc.	2,195
36	Axsys Technologies, Inc. ●	2,110
13	Beacon Roofing Supply, Inc. ●	196
74	Belden, Inc. ▼	2,337
37	Bucyrus International, Inc.	1,635
129	Ceradyne, Inc. ● ▼	4,711
81	Chart Industries, Inc. ●	2,311
4	CIRCOR International, Inc.	178
5	Clarcor, Inc.	179
9	Colfax Corp. ●	155
55	Columbus McKinnon Corp. ●	1,290
4	Curtis-Wright Corp.	180
9	EMCOR Group, Inc. ●	247
5	Energy Conversion Devices, Inc. ●	274
4	Enpro Industries, Inc. ●	141
5	ESCO Technologies, Inc. ●	263
176	Esterline Technologies Corp. ●	6,971
86	Graco, Inc. ▼	3,050
165	GrafTech International Ltd. ●	2,496
30	Graham Corp. ▼	1,664
10	Hexcel Corp. ●	141
8	II-VI, Inc. ●	292
11	Insteel Industries, Inc.	151
—	K-Tron International, Inc. ●	41
85	Lennox International, Inc.	2,835
26	Lindsay Corp. ▼	1,921
2	Michael Baker Corp. ●	55
3	Middleby Corp. ● ▼	180
5	Nordson Corp.	230
11	Orbital Sciences Corp. ●	268
73	Perini Corp. ● ▼	1,897
4	PMFG Inc. ●	63
32	Powell Industries, Inc. ●	1,285
157	Robbins & Myers, Inc.	4,840
92	Sun Hydraulics Corp. ▼	2,393
81	Teledyne Technologies, Inc. ●	4,622
55	Titan International, Inc. ▼	1,168
25	Triumph Group, Inc.	1,143
9	Wabtec Corp.	454
4	Watsco, Inc. ▼	215
5	Woodward Governor Co.	178

		70,344

	Commercial & Professional Services — 4.0%
4	Clean Harbors, Inc. ●	260
83	Comsys IT Partners, Inc. ●	805
48	Consolidated Graphics, Inc. ● ▼	1,465
5	CoStar Group, Inc. ● ▼	246
9	Herman Miller, Inc.	232
3	Huron Consulting Group, Inc. ●	172
7	Knoll, Inc.	106
107	Manpower, Inc.	4,601
4	McGrath RentCorp	117
77	PeopleSupport, Inc. ●	904
8	PRG-Schultz International ●	74
10	Resources Connection, Inc. ●	224
118	Steelcase, Inc.	1,272
169	Sykes Enterprises, Inc. ●	3,713
8	Tetra Tech, Inc. ●	203
9	Waste Connections, Inc. ●	323
215	Watson Wyatt Worldwide, Inc.	10,702

		25,419

	Consumer Durables & Apparel — 2.3%
4	Deckers Outdoor Corp. ●	400
9	Fossil, Inc. ●	245
165	Jakks Pacific, Inc. ● ▼	4,120
6	Polaris Industries, Inc. ▼	253
115	Skechers U.S.A., Inc. Class A ●	1,929
9	True Religion Apparel, Inc. ● ▼	221
104	Tupperware Brands Corp.	2,875
95	Warnaco Group, Inc. ●	4,307
8	Wolverine World Wide, Inc.	217

		14,567

	Consumer Services — 4.4%
3	American Public Education, Inc. ●	149
9	Bally Technologies, Inc. ●	274
8	CEC Entertainment, Inc. ●	267
20	Corinthian Colleges, Inc. ● ▼	305
79	CPI Corp. ▼	844
95	DeVry, Inc.	4,706
64	ITT Educational Services, Inc. ● ▼	5,164
56	Pre-Paid Legal Services, Inc. ● ▼	2,327
7	Sotheby’s Holdings ▼	147
13	Strayer Education, Inc.	2,583
151	Thinkorswim Group, Inc. ●	1,254
322	WMS Industries, Inc. ● ▼	9,863

		27,883

	Diversified Financials — 0.6%
6	Cash America International, Inc.	216
2	Gamco Investors, Inc.	128
16	GFI Group, Inc.	75
5	Greenhill & Co., Inc. ▼	377
11	Interactive Brokers Group ●	237
16	Knight Capital Group, Inc. ●	232
12	optionsXpress Holdings, Inc.	225
94	Waddell and Reed Financial, Inc. Class A	2,324
8	World Acceptance Corp. ●	277

		4,091

	Energy — 10.6%
7	Arena Resources, Inc. ●	286
381	ATP Oil & Gas Corp. ● ▼	6,778
256	Aventine Renewable Energy Holdings, Inc. ● ▼	808
92	Berry Petroleum Co.	3,554

Hartford Smallcap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
6	Bill Barrett Corp. ●	$196
8	Bolt Technology Corp. ●	121
38	Cabot Oil & Gas Corp.	1,384
4	Carbo Ceramics, Inc.	201
3	Clayton Williams Energy, Inc. ●	228
373	Complete Production Services, Inc. ●	7,513
156	Comstock Resources, Inc. ●	7,810
12	Concho Resources, Inc. ●	345
4	Contango Oil & Gas Co. ●	225
117	CVR Energy, Inc. ● ▼	993
3	Dawson Geophysical Co. ●	146
5	Dril-Quip, Inc. ●	232
23	Exco Resources, Inc. ●	375
9	General Maritime Corp.	171
36	Grey Wolf, Inc. ●	276
26	International Coal Group, Inc. ●	160
13	ION Geophysical Corp. ●	180
10	James River Coal Co. ● ▼	226
4	Knightsbridge Tankers Ltd. ADR	118
3	Lufkin Industries, Inc.	235
207	McMoRan Exploration Co. ● ▼	4,908
5	NATCO Group, Inc. ●	219
36	Overseas Shipholding Group, Inc. ▼	2,105
7	Penn Virginia Corp.	392
3	Petroleum Development Corp. ●	154
10	PetroQuest Energy, Inc. ●	157
319	Pioneer Drilling Co. ●	4,244
8	Ship Finance International, Ltd. ▼	170
2	Smith International, Inc.	146
224	St. Mary Land & Exploration Co.	7,996
13	Stone Energy Corp. ●	533
66	Swift Energy Co. ●	2,538
6	T-3 Energy Services, Inc. ●	205
91	Trico Marine Services, Inc. ● ▼	1,551
141	Union Drilling, Inc. ●	1,488
522	Vaalco Energy, Inc. ●	3,574
132	W&T Offshore, Inc.	3,600
10	Willbros Group, Inc. ● ▼	255

		66,796

	Food & Staples Retailing — 0.8%
130	BJ’s Wholesale Club, Inc. ●	5,032
2	Spartan Stores, Inc.	54

		5,086

	Food, Beverage & Tobacco — 1.3%
128	Agfeed Industries, Inc. ● ▼	1,010
8	Cal-Maine Foods, Inc. ▼	208
308	Darling International, Inc. ●	3,422
4	Diamond Foods, Inc.	116
91	Flowers Foods, Inc.	2,651
7	Lancaster Colony Corp.	276
3	Ralcorp Holdings, Inc. ●	217
11	Vector Group Ltd. ▼	191

		8,091

	Health Care Equipment & Services — 9.6%
15	Align Technology, Inc. ● ▼	162
8	Amedisys, Inc. ● ▼	369
17	American Medical Systems Holdings ●	300
7	Angiodynamics, Inc. ●	106
9	ArthroCare Corp. ● ▼	237
14	Assisted Living Concepts I-A ●	87
13	Centene Corp. ●	262
84	Corvel ●	2,390
10	CryoLife, Inc. ●	131
21	Cyberonics, Inc. ●	356
10	Eclipsys Corp. ● ▼	202
4	Haemonetics Corp. ●	231
114	Hanger Orthopedic Group, Inc. ●	1,986
9	HealthExtras, Inc. ●	222
347	Healthspring, Inc. ●	7,340
13	Immucor, Inc. ●	430
5	Integra LifeSciences Holdings Corp. ●	238
337	Invacare Corp. ▼	8,123
37	Kensey Nash Corp. ●	1,164
2	Landauer, Inc.	112
355	LifePoint Hospitals, Inc. ● ▼	11,407
10	Masimo Corp. ●	368
117	Merit Medical Systems, Inc. ●	2,204
7	NuVasive, Inc. ●	327
170	Owens & Minor, Inc.	8,287
53	PharMerica Corp. ●	1,196
9	Psychiatric Solutions, Inc. ● ▼	329
8	Quidel Corp. ●	137
9	Sirona Dental Systems, Inc. ● ▼	213
204	STERIS Corp.	7,650
130	Symmetry Medical, Inc. ●	2,420
15	Thoratec Corp. ●	403
69	Vnus Medical Technologies ●	1,444
4	West Pharmaceutical Services	219

		61,052

	Household & Personal Products — 1.3%
270	American Oriental Bioengineering, Inc. ● ▼	1,749
3	Chattem, Inc. ● ▼	216
373	Nu Skin Enterprises, Inc. Class A	6,054

		8,019

	Insurance — 1.6%
120	Allied World Assurance Holdings Ltd.	4,252
312	Amerisafe, Inc. ●	5,680

		9,932

	Materials — 1.3%
11	Calgon Carbon Corp. ●	219
53	Century Aluminum Co. ●	1,467
5	Compass Minerals Group, Inc.	270
143	Headwaters, Inc. ● ▼	1,913
9	Innophos Holdings, Inc.	228
6	Olympic Steel, Inc.	172
86	OM Group, Inc. ●	1,935
3	Silgan Holdings, Inc.	176
71	Terra Industries, Inc.	2,079

		8,459

	Media — 0.3%
24	Central European Media Enterprises Ltd. ● ▼	1,569
11	Marvel Entertainment, Inc. ●	381

		1,950

Hartford Smallcap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 17.1%
300	Acadia Pharmaceuticals, Inc. ● ▼	$803
6	Albany Molecular Research, Inc. ●	114
9	Alexion Pharmaceuticals, Inc. ● ▼	350
625	Alkermes, Inc. ● ▼	8,312
9	Alpharma, Inc. Class A ● ▼	330
565	Arena Pharmaceuticals, Inc. ● ▼	2,822
27	Bio-Rad Laboratories, Inc. Class A ●	2,636
228	Bruker Corp. ●	3,043
395	Celera Corp. ●	6,101
12	Cepheid, Inc. ●	169
15	Cubist Pharmaceuticals, Inc. ●	333
600	CV Therapeutics, Inc. ● ▼	6,480
543	Cytokinetics, Inc. ●	2,575
4	Dionex Corp. ●	234
28	Enzon, Inc. ● ▼	206
20	eResearch Technology, Inc. ●	235
45	Exelixis, Inc. ● ▼	272
614	Human Genome Sciences, Inc. ● ▼	3,900
96	InterMune, Inc. ● ▼	1,646
18	Isis Pharmaceuticals, Inc. ●	303
123	Kendle International, Inc. ● ▼	5,477
14	KV Pharmaceutical Co. ● ▼	314
2	Life Sciences Research, Inc. ●	60
7	Luminex Corp. ●	182
10	Martek Biosciences Corp. ▼	325
168	Medicines Co. ● ▼	3,916
16	Medicis Pharmaceutical Corp. Class A	239
6	Myriad Genetics, Inc. ● ▼	401
402	NPS Pharmaceuticals, Inc. ●	2,873
89	Onyx Pharmaceuticals, Inc. ●	3,193
11	OSI Pharmaceuticals, Inc. ● ▼	547
26	PDL Biopharma, Inc.	244
157	PerkinElmer, Inc.	3,920
251	Perrigo Co. ▼	9,657
10	PharmaNet Development Group, Inc. ●	69
101	Pharmasset, Inc. ● ▼	2,017
127	Progenics Pharmaceuticals, Inc. ● ▼	1,686
413	Regeneron Pharmaceuticals, Inc. ●	9,006
332	Rigel Pharmaceuticals, Inc. ● ▼	7,759
463	Salix Pharmaceuticals Ltd. ● ▼	2,970
10	Sciele Pharma, Inc. ▼	315
101	Theravance, Inc. ● ▼	1,262
4	United Therapeutics Corp. ● ▼	377
14	Valeant Pharmaceuticals International ● ▼	295
4	Varian, Inc. ●	180
132	Vertex Pharmaceuticals, Inc. ● ▼	4,378
33	VIVUS, Inc. ●	262
70	Watson Pharmaceuticals, Inc. ●	1,984
57	Xenoport, Inc. ●	2,780
138	Zymogenetics, Inc. ● ▼	921

		108,473

	Real Estate — 0.9%
3	Alexander’s, Inc. ● ▼	1,360
260	Anworth Mortgage Asset Corp. ▼	1,536
3	EastGroup Properties, Inc.	123
4	Equity Lifestyle Properties, Inc.	236
4	Home Properties of New York, Inc.	259
177	MFA Mortgage Investments, Inc.	1,148
92	Sunstone Hotel Investors, Inc.	1,240

		5,902

	Retailing — 3.4%
205	Aeropostale, Inc. ● ▼	6,576
78	Big Lots, Inc. ●	2,165
7	The Buckle, Inc.	380
81	Charlotte Russe Holding, Inc. ●	831
60	Citi Trends, Inc. ● ▼	979
22	The Finish Line, Inc.	218
8	Gymboree Corp. ●	284
235	Hot Topic, Inc. ●	1,551
8	J. Crew Group, Inc. ● ▼	232
102	Netflix, Inc. ● ▼	3,143
110	Nutri/System, Inc. ▼	1,943
529	Source Information Management Co. ● ▼	550
711	Wet Seal, Inc. Class A ●	2,581

		21,433

	Semiconductors & Semiconductor Equipment — 5.9%
235	Advanced Energy Industries, Inc. ●	3,219
46	Amkor Technology, Inc. ●	291
284	Applied Micro Circuits Corp. ●	1,699
58	Atheros Communications, Inc. ●	1,360
33	Entegris, Inc. ●	160
313	Fairchild Semiconductor International, Inc. ●	2,783
6	Hittite Microwave Corp. ●	215
272	Integrated Device Technology, Inc. ●	2,115
12	Microsemi Corp. ●	302
196	MKS Instruments, Inc. ●	3,892
23	PMC — Sierra, Inc. ●	169
386	Silicon Image, Inc. ●	2,065
1,195	Skyworks Solutions, Inc. ●	9,994
9	Tessera Technologies, Inc. ●	150
89	Transmeta Corp. ●	1,444
644	TriQuint Semiconductor, Inc. ●	3,082
298	Ultra Clean Holdings, Inc. ●	1,503
6	Ultratech Stepper, Inc. ●	77
66	Varian Semiconductor Equipment Associates, Inc. ●	1,657
95	Volterra Semiconductor Corp. ● ▼	1,209

		37,386

	Software & Services — 11.6%
6	Advent Software, Inc. ●	206
196	Ansys, Inc. ● ▼	7,404
51	Art Technology Group, Inc. ●	180
168	AsiaInfo Holdings, Inc. ●	1,546
9	Blackbaud, Inc.	172
5	Blackboard, Inc. ● ▼	193
9	Concur Technologies, Inc. ●	332
182	CSG Systems International, Inc. ●	3,185
9	Digital River, Inc. ●	307
182	Earthlink, Inc. ●	1,547
27	Factset Research Systems, Inc. ▼	1,385
12	Gartner, Inc. Class A ●	279
14	Informatica Corp. ●	180
247	Infospace, Inc.	2,676

Hartford Smallcap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
186	j2 Global Communications, Inc. ●	$4,341
10	Jack Henry & Associates, Inc.	207
77	JDA Software Group, Inc. ●	1,164
144	Kenexa Corp. ●	2,269
30	Lawson Software, Inc. ●	209
73	Mantech International Corp. Class A ●	4,295
14	Micros Systems ●	381
4	MicroStrategy, Inc. ●	234
182	ModusLink Global Solutions, Inc. ●	1,751
209	Net 1 UEPS Technologies, Inc. ●	4,662
14	Netscout Systems, Inc. ●	145
312	Parametric Technology Corp. ●	5,741
7	Progress Software Corp. ●	176
101	Radiant Systems, Inc. ●	881
9	RightNow Technologies, Inc. ●	111
754	Sapient Corp. ●	5,595
63	Sohu.com, Inc. ● ▼	3,507
171	Solera Holdings, Inc. ● ▼	4,886
6	SPSS, Inc. ●	177
162	Sybase, Inc. ● ▼	4,961
101	Take-Two Interactive Software, Inc. ▼	1,651
303	United Online, Inc. ▼	2,849
20	Valueclick, Inc. ●	208
7	VistaPrint Ltd. ● ▼	233
17	Websense, Inc. ●	389
262	Wind River Systems, Inc. ●	2,624

		73,239

	Technology Hardware & Equipment — 4.9%
13	ADTRAN, Inc.	248
193	Avocent Corp. ●	3,947
204	Benchmark Electronics, Inc. ● ▼	2,878
12	Blue Coat Systems, Inc. ●	169
15	Cognex Corp.	312
4	Comtech Telecommunications Corp. ●	213
10	Data Domain, Inc. ● ▼	231
522	Emulex Corp. ●	5,572
16	Foundry Networks, Inc. ●	290
131	Ingram Micro, Inc. ●	2,108
20	Interdigital, Inc. ● ▼	484
109	Multi-Fineline Electronix, Inc. ● ▼	1,611
29	Palm, Inc. ▼	173
2	PC-Tel, Inc.	22
93	Plexus Corp. ●	1,924
11	Polycom, Inc. ●	243
199	QLogic Corp. ●	3,055
16	Riverbed Technology, Inc. ●	195
188	Starent Networks Corp. ● ▼	2,437
13	Synaptics, Inc. ● ▼	396
188	TTM Technologies, Inc. ● ▼	1,869
51	UTStarcom, Inc. ●	173
354	Vishay Intertechnology, Inc. ●	2,341

		30,891

	Telecommunication Services — 1.4%
104	Atlantic Tele-Network, Inc.	2,906
32	Centennial Cellular Corp. Class A ●	198
4	Iowa Telecommunications Services, Inc.	71
79	NTELOS Holdings Corp.	2,140
15	Premiere Global Services, Inc. ●	215
85	Syniverse Holdings, Inc. ●	1,405
157	TW Telecom, Inc. ●	1,634

		8,569

	Transportation — 2.9%
8	Eagle Bulk Shipping Inc. ▼	114
5	Genco Shipping & Trading Ltd. ▼	156
27	Hawaiian Holdings, Inc. ●	251
209	Hub Group, Inc. ●	7,869
11	Knight Transportation, Inc.	193
99	Landstar System, Inc.	4,366
12	Pacer International, Inc.	203
8	TBS International Ltd. Class A ●	108
21	UAL Corp.	185
214	Werner Enterprises, Inc. ▼	4,650

		18,095

	Utilities — 0.4%
4	ITC Holdings Corp.	201
78	UniSource Energy Corp.	2,262

		2,463

	Total common stock (Cost $671,661)	$621,304

Principal
Amount
SHORT-TERM INVESTMENTS — 24.0%
	Repurchase Agreements — 1.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1,818, collateralized by FHLMC 5.50%, 2033, value of $1,855)
$1,818	2.25% dated 09/30/2008	$1,818
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $415, collateralized by U.S. Treasury Bond 6.13% — 6.25%, 2023 — 2027, value of $414)
415	0.05% dated 09/30/2008	415

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,203, collateralized by FHLMC 5.00% — 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 — 2048, value of $2,247)

2,203	1.50% dated 09/30/2008	2,203

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $572, collateralized by FHLMC 4.00% - 7.00%, 2019 — 2038, FNMA 4.50% - 7.00%, 2019 — 2048, value of $584)

572	2.25% dated 09/30/2008	572
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $5,246, collateralized by FNMA 4.50% - 7.00%, 2013 — 2038, value of $5,351)
5,246	1.75% dated 09/30/2008	5,246

Hartford Smallcap Growth HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $415, collateralized by U.S. Treasury Bond 5.25% — 8.88%, 2019 — 2029, value of $415)
$415	0.10% dated 09/30/2008	$415
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $20, collateralized by U.S. Treasury Note 4.50%, 2012, value of $20)
20	0.10% dated 09/30/2008	20
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $83, collateralized by U.S. Treasury Note 4.50%, 2012, value of $84)
83	0.10% dated 09/30/2008	83

		10,772

Shares
Securities Purchased with Proceeds from Security Lending — 22.3%
Cash Collateral Reinvestment Fund:
141,041	Goldman Sachs FS Prime Obligation/Institutional Fund	141,041

Principal
Amount
	U.S. Treasury Bills — 0.0%
$230	1.71%, 01/15/2009 ○ □		229

	Total short-term investments (Cost $152,042)		$152,042

	Total investments (Cost $823,703) ▲	122.2%	$773,346
	Other assets and liabilities	(22.2)%	(140,265)

	Total net assets	100.0%	$633,081

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.29% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $827,798 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,811
Unrealized Depreciation	(97,263)

Net Unrealized Depreciation	$(54,452)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini Futures	15	Long	Dec 2008	$(20)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Smallcap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.4%
	Automobiles & Components — 1.4%
2	American Axle & Manufacturing Holdings, Inc. ▼	$11
1	ArvinMeritor, Inc. ▼	10
18	ATC Technology Corp. ●	403
11	Dana Holding Corp. ● ▼	51
4	Hayes Lemmerz International ●	9
5	Lear Corp. ● ▼	55
2	Modine Manufacturing Co. ▼	29
2	Stoneridge, Inc. ● ▼	26
—	Superior Industries International ▼	6
3	Tenneco Automotive, Inc. ● ▼	33
13	Thor Industries, Inc.	324
29	Visteon Corp. ● ▼	67

		1,024

	Banks — 10.6%
2	Arrow Financial Corp.	68
6	Banco Latinoamericano de Exportaciones S.A. ADR Class E	91
3	Bankfinancial Corp. ▼	40
6	Beneficial Mutual Bancorp, Inc. ●	72
1	Berkshire Hills Bancorp, Inc. ▼	45
63	Boston Private Financial Holdings, Inc.	551
71	Cathay General Bancorp ▼	1,667
2	Central Pacific Financial Corp. ▼	35
1	Chemical Financial Corp. ▼	37
1	Citizens & Northern Corp. ▼	28
10	Citizens Republic Bancorp, Inc. ▼	32
—	City Holding Co.	4
43	Colonial BancGroup, Inc. ▼	340
1	Community Trust Bancorp, Inc. ▼	17
1	Corus Bankshares, Inc.	4
22	CVB Financial Corp.	300
1	Dime Community Bancshares	15
3	East West Bancorp, Inc.	41
1	Farmers Capital Bank Corp.	14
1	Federal Agricultural Mortgage Corp. ▼	2
3	First BanCorp Puerto Rico ▼	31
—	First Community Bancshares ▼	11
5	First Financial Northwest	46
3	First Merchants Corp.	68
2	First Midwest Bancorp, Inc. ▼	36
10	First Niagara Financial Group, Inc. ▼	150
4	First Place Financial Corp. ▼	45
—	FirstFed Financial Corp. ●	2
1	FirstMerit Corp.	15
9	FNB Corp. ▼	142
1	Fox Chase Bancorp, Inc. ● ▼	7
1	Green Bankshares, Inc. ▼	26
10	Guaranty Bancorp ● ▼	59
4	Hanmi Financial Corp. ▼	18
—	Heartland Financial ▼	10
23	International Bancshares Corp. ▼	621
5	Kearny Financial Corp. ▼	59
2	Lakeland Bancorp, Inc. ▼	27
2	MainSource Financial Group, Inc. ▼	43
—	MB Financial, Inc.	10
3	NBT Bancorp ▼	78
8	Old National Bankcorp ▼	160
7	Oriental Financial Group, Inc.	116
6	Pacific Capital Bancorp ▼	114
—	Park National Corp. ▼	16
2	Peoples Bancorp, Inc. ▼	44
1	Prosperity Bancshares, Inc. ▼	20
3	Provident Bankshares Corp. ▼	26
8	Provident Financial Services, Inc. ▼	132
—	Renasant Corp. ▼	7
1	Republic Bancorp, Inc. ▼	15
2	Rockville Financial, Inc. ▼	24
—	SCBT Financial Corp. ▼	12
3	Simmons First National Corp. ▼	121
5	South Financial Group, Inc. ▼	33
1	Southside Bancshares, Inc.	15
4	Sterling Bancshares, Inc.	45
2	Suffolk Bancorp	87
6	Susquehanna Bancshares, Inc. ▼	107
31	Synovus Financial Corp.	319
24	Trustco Bank Corp.	281
6	Trustmark Corp. ▼	114
2	UMB Financial Corp.	79
4	United Bankshares, Inc. ▼	126
2	United Community Banks, Inc. ▼	31
4	United Community Financial Corp. ▼	18
59	W Holding Co., Inc.	32
3	WesBanco, Inc. ▼	85
1	Wilshire Bancorp, Inc. ▼	10
—	Wintrust Financial Corp. ▼	6
21	Zion Bancorp	813

		7,915

	Capital Goods — 7.5%
1	A.O. Smith Corp.	35
2	Actuant Corp. Class A ▼	61
2	Acuity Brands, Inc. ▼	79
13	AMETEK, Inc.	530
2	Ampco-Pittsburgh Corp. ▼	39
3	Applied Industrial Technologies, Inc.	75
1	Applied Signal Technology ▼	24
—	Arfon, Inc. ●	9
1	Baldor Electric Co. ▼	26
—	Beacon Roofing Supply, Inc. ● ▼	2
—	Belden, Inc. ▼	13
2	Blount International ● ▼	18
—	Brady Corp. Class A ▼	7
1	Briggs & Stratton Corp. ▼	18
—	Cascade Bancorp ▼	9
1	Ceradyne, Inc. ●	48
—	CIRCOR International, Inc. ▼	4
32	Clarcor, Inc. ▼	1,230
2	Columbus McKinnon Corp. ● ▼	49
1	Commercial Vehicles Group, Inc. ● ▼	6
2	Cubic Corp.	37
1	Ducommun, Inc. ▼	12
1	Dycom Industries, Inc. ● ▼	17
5	EMCOR Group, Inc. ● ▼	124
1	Encore Wire Corp. ▼	13
3	Enpro Industries, Inc. ● ▼	115
—	Esterline Technologies Corp. ●	4
—	Freighter America, Inc. ▼	6

Hartford SmallCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Capital Goods (continued)
2	Gibralter Industries, Inc. ▼	$37
4	GrafTech International Ltd. ● ▼	57
2	Granite Construction, Inc. ▼	79
28	Hexcel Corp. ●	378
26	Huttig Building Products, Inc. ●	54
3	Insteel Industries, Inc.	39
1	Interline Brands, Inc. ● ▼	11
19	Lincoln Electric Holdings, Inc. ▼	1,190
6	Lydall, Inc. ●	59
2	Mueller Industries, Inc.	34
6	Mueller Water Products, Inc. ▼	50
1	NCI Building Systems, Inc. ● ▼	44
3	NN, Inc. ▼	39
1	Perini Corp. ● ▼	13
29	Pike Electric Corp. ● ▼	423
2	Quanex Building Products Corp. ▼	23
1	Regal-Beloit Corp.	38
1	Robbins & Myers, Inc. ▼	31
—	Standex International	8
—	TAL International Group, Inc. ▼	2
2	Tecumseh Products Co. Class A ● ▼	53
1	Thermadyne Holdings Corp. ● ▼	8
2	Tredegar Corp.	43
1	Twin Disc, Inc.	15
3	Wabash National Corp. ▼	26
10	Watts Water Technologies, Inc. ▼	268

		5,632

	Commercial & Professional Services — 9.3%
54	ABM Industries, Inc. ▼	1,168
41	American Reprographics Co. LLC ● ▼	711
1	Bowne & Co., Inc.	15
—	CDI Corp. ▼	5
7	Comfort Systems USA, Inc.	94
1	Consolidated Graphics, Inc. ● ▼	18
2	Deluxe Corp. ▼	32
1	First Advantage Corp. ● ▼	8
1	G & K Services, Inc. Class A ▼	36
2	GeoEye, Inc. ● ▼	44
2	Herman Miller, Inc. ▼	37
3	HNI Corp. ▼	68
4	Hudson Highland Group, Inc. ●	30
5	IKON Office Solutions, Inc.	88
6	Kelly Services, Inc. ▼	105
—	Korn/Ferry International ● ▼	7
1	M & F Worldwide Corp. ● ▼	36
50	McGrath RentCorp ▼	1,427
9	MPS Group, Inc. ● ▼	89
38	Navigant Consulting, Inc. ●	756
2	On Assignment, Inc. ● ▼	13
19	Resources Connection, Inc. ●	428
16	School Specialty, Inc. ● ▼	487
23	Schwak, Inc.	340
11	Spherion Corp. ●	51
1	Standard Parking Corp. ● ▼	31
14	United Stationers, Inc. ● ▼	636
2	Viad Corp.	55
—	Volt Information Sciences, Inc. ● ▼	3
3	Waste Services, Inc. ●	24
2	Watson Wyatt Worldwide, Inc. ▼	99

		6,941

	Consumer Durables & Apparel — 4.4%
5	American Greetings Corp. Class A ▼	76
5	Blyth, Inc.	52
1	Brunswick Corp. ▼	18
6	Callaway Golf Co. ▼	86
4	Carter’s, Inc. ● ▼	79
3	Champion Enterprises, Inc. ● ▼	17
27	Cherokee, Inc. ▼	589
1	CSS Industries, Inc. ▼	23
1	Ethan Allen Interiors, Inc. ▼	34
2	Furniture Brands International, Inc. ▼	18
—	Helen of Troy Ltd. ● ▼	9
2	Hooker Furniture Corp. ▼	34
1	Hovnanian Enterprises Class A ● ▼	11
2	Jakks Pacific, Inc. ● ▼	55
2	Maidenform Brands, Inc. ● ▼	22
—	Meritage Homes Corp. ● ▼	5
1	Movado Group ▼	13
—	Oxford Industries ▼	8
2	Polaris Industries, Inc. ▼	77
16	RC2 Corp. ● ▼	306
3	Ryland Group, Inc. ▼	80
1	Skechers U.S.A., Inc. Class A ● ▼	24
72	Tempur-Pedic International, Inc. ▼	838
5	Timberland Co. Class A ●	78
10	Unifirst Corp.	409
20	Volcom, Inc. ●	337
—	Weyco Group, Inc. ▼	7

		3,305

	Consumer Services — 3.1%
1	Ameristar Casinos, Inc. ▼	11
2	Bob Evans Farms, Inc. ▼	52
1	CBRL Group, Inc. ▼	29
—	CEC Entertainment, Inc. ● ▼	3
3	Domino’s Pizza, Inc. ● ▼	32
—	Great Wolf Resorts, Inc. ● ▼	1
3	Jack in the Box, Inc. ● ▼	57
3	Jackson Hewitt Tax Service, Inc. ▼	42
1	Marcus Corp. ▼	11
29	Matthews International Corp. Class A ▼	1,451
—	Monarch Casino & Resort, Inc. ● ▼	2
3	O’ Charley’s, Inc. ▼	26
1	P. F. Chang’s China Bistro, Inc. ● ▼	26
17	Papa John’s International, Inc. ● ▼	451
4	Regis Corp. ▼	107
6	Stewart Enterprises, Inc. ▼	50

		2,351

	Diversified Financials — 3.5%
10	Advance America Cash Advance Centers, Inc. ▼	29
3	Apollo Investment Corp. ▼	50
107	Ares Capital Corp. ▼	1,111
1	BGC Partners, Inc.	6
1	Calamos Asset Management, Inc.	9
—	Capital Southwest Corp.	1
—	Cash America International, Inc. ▼	7
8	Compass Diversified Holdings ▼	114

Hartford SmallCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Diversified Financials (continued)
1	CompuCredit Corp. ● ▼	$2
1	Encore Capital Group, Inc. ● ▼	19
2	Evercore Partners, Inc. ▼	27
25	Financial Federal Corp. ▼	578
8	Knight Capital Group, Inc. ●	114
9	LaBranche & Co., Inc. ●	39
107	MCG Capital Corp. ▼	278
6	Newstar Financial, Inc. ● ▼	48
6	NGP Capital Resources Co. ▼	86
2	PHH Corp. ● ▼	23
1	Pico Holdings, Inc. ●	43
—	Stifel Financial ●	10
—	Westwood Holdings Group, Inc. ▼	5

		2,599

	Energy — 4.8%
—	Allis-Chalmers Energy, Inc. ● ▼	5
1	Berry Petroleum Co. ▼	35
2	Bill Barrett Corp. ●	54
2	Callon Petroleum Corp. ● ▼	29
1	Complete Production Services, Inc. ●	22
30	Crosstex Energy, Inc. ▼	757
—	Dawson Geophysical Co. ● ▼	5
1	Exco Resources, Inc. ● ▼	13
1	Gulfmark Offshore, Inc. ● ▼	58
2	Harvest Natural Resources, Inc. ● ▼	18
2	Hornbeck Offshore Services, Inc. ● ▼	66
8	Meridian Resource Corp. ● ▼	15
3	Newpark Resources, Inc. ● ▼	23
8	Oceaneering International, Inc. ●	400
3	Parker Drilling Co. ● ▼	26
—	PetroQuest Energy, Inc. ● ▼	5
—	PHI, Inc. ●	15
7	Pioneer Drilling Co. ● ▼	88
19	Quicksilver Resources, Inc. ●	363
6	Rosetta Resources, Inc. ● ▼	108
3	Stone Energy Corp. ● ▼	110
2	Swift Energy Co. ● ▼	70
34	TETRA Technologies, Inc. ●	471
1	Union Drilling, Inc. ● ▼	8
1	Vaalco Energy, Inc. ● ▼	5
35	World Fuel Services Corp. ▼	801

		3,570

	Food & Staples Retailing — 0.3%
1	Casey’s General Stores, Inc. ▼	33
3	Nash Finch Co. ▼	121
—	Ruddick Corp. ▼	13
1	Spartan Stores, Inc. ▼	17
1	Village Super Market, Inc. ▼	24
3	Winn-Dixie Stores, Inc. ● ▼	36

		244

	Food, Beverage & Tobacco - 1.9%
7	Alliance One International, Inc. ● ▼	28
3	Cal-Maine Foods, Inc. ▼	69
3	Chiquita Brands International, Inc. ●	49
—	Hain Celestial Group, Inc. ● ▼	5
17	J&J Snack Foods Corp.	566
10	Ralcorp Holdings, Inc. ● ▼	647
—	TreeHouse Foods, Inc. ● ▼	12
1	Universal Corp. ▼	44

		1,420

	Health Care Equipment & Services — 9.1%
21	Advanced Medical Optics, Inc. ●	364
3	Alliance Imaging, Inc. ● ▼	32
3	Amerigroup Corp. ● ▼	73
24	AMN Healthcare Services, Inc. ●	422
1	AmSurg Corp. ●	13
4	Centene Corp. ●	72
18	Chemed Corp.	719
4	CONMED Corp. ●	112
9	Cooper Co., Inc.	295
15	Emergency Medical Services ●	433
—	Five Star Quality Care, Inc. ● ▼	—
1	Greatbatch, Inc. ● ▼	27
1	HealthSouth Corp. ● ▼	20
2	Healthspring, Inc. ●	49
14	ICU Medical, Inc. ●	426
3	Invacare Corp. ▼	65
3	Kindred Healthcare, Inc. ●	94
16	Landauer, Inc. ▼	1,179
13	Magellan Health Services, Inc. ●	534
3	Molina Healthcare, Inc. ● ▼	87
29	Owens & Minor, Inc. ▼	1,382
—	PharMerica Corp. ● ▼	4
6	Rehabcare Group, Inc. ●	103
17	Young Innovations, Inc. ▼	335

		6,840

	Household & Personal Products — 3.9%
20	Chattem, Inc. ● ▼	1,532
4	Prestige Brands Holdings, Inc. ● ▼	34
39	WD40 Co. ▼	1,394

		2,960

	Insurance — 4.0%
8	AMBAC Financial Group, Inc. ▼	18
13	American Equity Investment Life Holding Co. ▼	97
2	American Physicians Capital, Inc. ▼	63
2	Amtrust Financial Services ▼	31
1	Argo Group International Holdings Ltd. ●	23
7	Aspen Insurance Holdings Ltd. ▼	193
3	Assured Guaranty Ltd. ▼	46
—	Employers Holdings, Inc. ▼	3
2	FBL Financial Group Class A ▼	59
1	First Mercury Financial Corp. ●	14
6	Flagstone Reinsurance Holdings ▼	63
6	Greenlight Capital Re Ltd. Class A ● ▼	140
5	Hallmark Financial Services, Inc. ●	42
1	Hilltop Holdings, Inc. ●	10
3	Horace Mann Educators Corp.	32
6	Infinity Property & Casualty Corp.	239
5	IPC Holdings Ltd. ▼	157
10	Montpelier Re Holdings Ltd. ▼	167
37	National Financial Partners Corp. ▼	561
2	Navigators Group, Inc. ●	128
5	Phoenix Cos. ▼	47
2	Platinum Underwriters Holdings Ltd. ▼	78
3	PMA Capital Corp. Class A ●	23

Hartford SmallCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Insurance (continued)
3	Seabright Insurance Holdings ●	$42
31	Selective Insurance Group	699

		2,975

	Materials — 3.6%
30	Balchem Corp. ▼	792
7	Buckeye Technologies, Inc. ● ▼	57
1	BWAY Holding Co. ●	13
—	Coeur d’Alene Mines Corp. ● ▼	1
41	Glatfelter	544
5	H.B. Fuller Co. ▼	100
8	Hecla Mining Co. ● ▼	36
3	Hercules, Inc. ▼	60
2	Innophos Holdings, Inc. ▼	41
—	Kaiser Aluminum Corp. ▼	4
1	Kapstone Paper and Packaging ● ▼	5
2	Minerals Technologies, Inc. ▼	107
18	Neenah Paper, Inc.	347
6	Olin Corp. ▼	118
2	OM Group, Inc. ● ▼	47
1	Rock Tenn Co. Class A ▼	44
2	Rockwood Holdings, Inc. ●	51
—	RTI International Metals, Inc. ● ▼	2
5	Sensient Technologies Corp. ▼	138
—	Silgan Holdings, Inc. ▼	20
—	Stepan Co.	11
2	Stillwater Mining Co. ● ▼	10
—	Universal Stainless & Alloy Products ●	5
3	W.R. Grace & Co. ● ▼	38
6	Worthington Industries, Inc. ▼	96

		2,687

	Media — 1.0%
3	A.H. Belo Corp. — Class A ▼	14
1	Belo Corp. Class A	4
7	Central European Media Enterprises Ltd. ●	458
1	Cox Radio, Inc. Class A ● ▼	6
3	Crown Media Holdings, Inc. ● ▼	16
4	Idearc, Inc. ▼	5
2	Journal Communications, Inc. ▼	10
3	Knology, Inc. ● ▼	27
10	Mediacom Communications Corp. ● ▼	60
5	RCN Corp. ● ▼	58
4	Scholastic Corp. ▼	103

		761

	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
2	Affymetrix, Inc. ● ▼	15
3	Albany Molecular Research, Inc. ●	56
4	Bio-Rad Laboratories, Inc. Class A ●	397
—	Cambrex Corp. ●	2
3	Emergent Biosolutions, Inc. ● ▼	45
4	ViroPharma, Inc. ● ▼	58

		573

	Real Estate — 4.7%
9	Anthracite Capital, Inc. ▼	47
10	Anworth Mortgage Asset Corp.	60
1	Arbor Realty Trust ▼	11
10	Ashford Hospitality ▼	40
7	Associated Estates Realty	91
2	Capital Trust, Inc. ▼	36
14	CapLease, Inc. ▼	113
6	Cedar Shopping Court ▼	75
—	Chimera Investment Corp. ▼	2
15	DCT Industrial Trust, Inc. ▼	113
6	Diamondrock Hospitality ▼	57
3	Education Realty Trust, Inc. ▼	31
24	Entertainment Properties Trust ▼	1,324
6	Felcor Lodging Trust, Inc. ▼	46
3	First Industrial Realty Trust, Inc. ▼	98
2	First Potomac Realty Trust ▼	29
20	Friedman Billings Ramsey Group, Inc. ▼	41
4	FX Real Estate & Entertainment ● ▼	4
4	Getty Realty Corp. ▼	86
6	Glimcher Realty Trust ▼	57
4	Gramercy Capital Corp. ▼	10
12	Hersha Hospitality Trust ▼	87
5	LaSalle Hotel Properties ▼	110
9	Lexington Realty Trust ▼	155
10	Medical Properties Trust, Inc. ▼	116
9	MFA Mortgage Investments, Inc. ▼	60
1	National Health Investors, Inc. ▼	31
2	National Retail Properties, Inc. ▼	36
1	Newcastle Investment Corp. ▼	9
4	Northstar Realty Finance Corp. ▼	29
5	Penn Real Estate Investment Trust ▼	94
1	PS Business Parks, Inc. ▼	52
14	RAIT Financial Trust ▼	76
—	Realty Income Corp. ▼	10
11	Resource Capital Corp. ▼	69
2	Senior Housing Properties Trust ▼	43
10	Strategic Hotels & Resorts, Inc. ▼	73
8	Sunstone Hotel Investors, Inc. ▼	101

		3,522

	Retailing — 2.7%
2	Aaron Rents, Inc. ▼	60
19	Blockbuster, Inc. Class A ● ▼	40
86	Borders Group, Inc.	564
1	Brown Shoe Co., Inc. ▼	18
1	Build-A-Bear Workshop, Inc. ● ▼	7
—	Cache, Inc. ●	1
5	Cato Corp. ▼	83
2	Charlotte Russe Holding, Inc. ●	20
—	Charming Shoppes, Inc. ● ▼	1
10	Chico’s FAS, Inc. ● ▼	53
—	Children’s Place Retail Stores, Inc. ● ▼	13
1	Collective Brands, Inc. ● ▼	11
8	Dress Barn, Inc. ● ▼	122
1	Genesco, Inc. ● ▼	20
17	Group 1 Automotive, Inc.	369
8	Gymboree Corp. ● ▼	298
3	Hot Topic, Inc. ● ▼	21
2	Jo-Ann Stores, Inc. ● ▼	48
—	JOS A. Bank Clothiers, Inc. ● ▼	13
7	New York & Co., Inc. ● ▼	70
1	Pep Boys-Manny Moe & Jack ▼	3
1	Pier 1 Imports, Inc. ● ▼	5

Hartford SmallCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Retailing (continued)
4	Rent-A-Center, Inc. ● ▼	$91
5	Retail Ventures I ● ▼	20
1	Shoe Carnival, Inc. ●	23
2	Systemax, Inc. ▼	23
1	Tractor Supply Co. ● ▼	46

		2,043

	Semiconductors & Semiconductor Equipment — 1.6%
3	Actel Corp. ●	36
8	Amkor Technology, Inc. ● ▼	52
2	Brooks Automation, Inc. ●	15
2	Cymer, Inc. ● ▼	40
71	Entegris, Inc. ●	344
1	IXYS Corp.	11
1	LTX — Credence Corp. ●	1
4	MKS Instruments, Inc. ● ▼	74
5	OmniVision Technologies, Inc. ● ▼	57
4	RF Micro Devices, Inc. ● ▼	13
—	Rudolph Technologies, Inc. ●	2
24	Silicon Storage Technology, Inc. ● ▼	77
3	Skyworks Solutions, Inc. ● ▼	27
18	Spansion, Inc. ● ▼	27
—	Standard Microsystems Corp. ●	2
9	TriQuint Semiconductor, Inc. ● ▼	45
14	Varian Semiconductor Equipment Associates, Inc. ●	352
3	Zoran Corp. ● ▼	27

		1,202

	Software & Services — 5.7%
10	Acxiom Corp. ▼	122
12	CACI International, Inc. Class A ●	576
4	CIBER, Inc. ● ▼	30
18	Computer Services, Inc.	529
3	CSG Systems International, Inc. ●	58
8	DealerTrack Holdings, Inc. ●	126
1	Euronet Worldwide, Inc. ● ▼	13
1	Fair Isaac, Inc. ▼	14
2	Global Cash Access, Inc. ● ▼	9
1	Internap Network Services Corp. ● ▼	4
2	Interwoven, Inc. ●	27
3	JDA Software Group, Inc. ● ▼	46
1	MAXIMUS, Inc.	33
1	ModusLink Global Solutions, Inc. ●	10
2	Monotype Imaging Holdings, Inc. ● ▼	26
38	MSC.Software Corp. ●	407
5	OpenTV Corp. ● ▼	7
1	Parametric Technology Corp. ● ▼	9
3	Perot Systems Corp. Class A ●	57
2	Progress Software Corp. ●	44
6	S1 Corp. ●	34
7	SonicWALL, Inc. ● ▼	37
3	Sybase, Inc. ● ▼	101
45	Syntel, Inc. ▼	1,093
9	Tibco Software, Inc. ●	69
75	Unisys Corp. ●	206
8	United Online, Inc. ▼	76
28	VeriFone Holdings, Inc. ●	463
3	Vignette Corp. ● ▼	30

		4,256

	Technology Hardware & Equipment — 3.9%
10	Adaptec, Inc. ● ▼	32
—	Anaren Microwave, Inc. ●	3
—	Arris Group, Inc. ● ▼	1
26	Avid Technology, Inc. ●	626
2	Avocent Corp. ● ▼	37
8	Benchmark Electronics, Inc. ● ▼	110
2	Checkpoint Systems, Inc. ●	40
2	Coherent, Inc. ●	78
4	CTS Corp. ▼	46
1	DG Fastchannel, Inc. ● ▼	28
—	Digi International, Inc. ●	1
32	Electronics for Imaging, Inc. ●	439
1	EMS Technologies, Inc. ●	22
6	Emulex Corp. ● ▼	63
3	Foundry Networks, Inc. ●	55
2	Hutchinson Technology, Inc. ●	21
3	Imation Corp. ▼	61
4	Insight Enterprises, Inc. ● ▼	47
37	Jabil Circuit, Inc.	353
1	Measurement Specialties, Inc. ● ▼	19
8	Methode Electronics, Inc.	69
—	Multi-Fineline Electronix, Inc. ● ▼	4
1	Palm, Inc. ▼	7
2	Park Electrochemical Corp.	36
4	Plantronics, Inc. ▼	86
12	Plexus Corp. ● ▼	246
—	Polycom, Inc. ● ▼	5
13	Quantum Corp. ● ▼	13
3	Rackable Systems, Inc. ● ▼	25
2	Rogers Corp. ● ▼	89
41	Sanmina-Sci Corp. ●	57
13	Sycamore Networks, Inc. ● ▼	40
4	Symmetricom, Inc. ● ▼	20
3	Technitrol, Inc. ▼	49
2	Tekelec ● ▼	25
4	TTM Technologies, Inc. ● ▼	36

		2,889

	Telecommunication Services — 1.3%
—	Alaska Communication Systems Holdings, Inc. ▼	2
2	Centennial Cellular Corp. Class A ● ▼	10
32	Cincinnati Bell, Inc. ● ▼	98
46	General Communication, Inc. Class A ●	421
1	Global Crossing Ltd. ● ▼	20
—	ICO Global Communications Holdings Ltd. ● ▼	—
14	iPCS, Inc. ● ▼	303
6	Premiere Global Services, Inc. ●	89
3	Syniverse Holdings, Inc. ●	47

		990

	Transportation — 3.7%
2	Alaska Air Group, Inc. ● ▼	43
1	Amerco ● ▼	25
2	Arkansas Best Corp. ▼	64
1	Atlas Air Worldwide Holdings, Inc. ● ▼	36
4	Celadon Group, Inc. ●	44
20	Forward Air Corp.	545
4	Hawaiian Holdings, Inc. ● ▼	34
3	Heartland Express, Inc. ▼	45

Hartford SmallCap Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
7	JetBlue Airways Corp. ● ▼	$35
37	Landstar System, Inc. ▼	1,599
3	Pacer International, Inc. ▼	56
6	Republic Airways Holdings, Inc. ● ▼	56
2	Saia, Inc. ●	24
4	SkyWest, Inc. ▼	66
2	UAL Corp. ▼	13
4	US Airways Group, Inc. ● ▼	22
3	Werner Enterprises, Inc. ▼	70
2	YRC Worldwide, Inc. ● ▼	25

		2,802

	Utilities - 1.6%
—	Allete, Inc. ▼	18
6	Avista Corp.	126
—	California Water Service Group ▼	15
—	Central Vermont Public Service Corp. ▼	7
1	CH Energy Group	22
2	Cleco Corp.	40
6	El Paso Electric Co. ●	120
4	IDACORP, Inc. ▼	108
3	Laclede Group, Inc. ▼	126
—	New Jersey Resources Corp. ▼	4
1	Nicor, Inc. ▼	40
3	Northwest Natural Gas Co. ▼	161
—	Portland General Electric Co.	9
2	Southwest Gas Corp.	70
1	UniSource Energy Corp.	38
8	Westar Energy, Inc. ▼	184
4	WGL Holdings, Inc.	126

		1,214

	Total common stock (Cost $78,550)	$70,715

PREFERRED STOCK - 0.4%
	Diversified Financials - 0.4%
—	East West Bancorp, Inc. ⌂ ۞	$266

	Total preferred stock (Cost $302)	$266

	Total long-term investments (Cost $78,852)	$70,981

Principal
Amount
SHORT-TERM INVESTMENTS — 37.0%
	Finance - 2.3%
	American Express Credit Corp
$506	2.57%, 10/01/2008	$506
	General Electric Commercial Paper
1,200	1.75%, 10/01/2008	1,200

		1,706

Shares
	Investment Pools and Funds - 4.2%
555	Federated Investors Prime Obligations Fund	555
2,618	State Street Bank Money Market Fund	2,618

		3,173

	Securities Purchased with Proceeds from Security Lending - 30.5%
	Cash Collateral Reinvestment Fund:
22,875	Navigator Prime Portfolio		$22,874

	Total short-term investments (Cost $27,753)		$27,753

	Total investments (Cost $106,605) ▲	131.8%	$98,734
	Other assets and liabilities	(31.8)%	(23,810)

	Total net assets	100.0%	$74,924

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.12% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $106,707 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,068
Unrealized Depreciation	(14,041)

Net Unrealized Depreciation	$(7,973)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
04/2008	—	East West Bancorp, Inc.	$302

The aggregate value of these securities at September 30, 2008 was $266 which represents 0.36% of total net assets.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini Futures	8	Long	Dec 2008	$(30)

*	The number of contracts does not omit 000’s.

Cash of $46 was pledged as initial margin deposit for open futures contracts at September 30,2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Stock HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.2%
	Automobiles & Components — 1.3%
4,296	Ford Motor Co. ●	$22,340
487	Honda Motor Co., Ltd.	14,766

		37,106

	Banks — 2.3%
969	Banco Itau Holding Financeira S.A. ADR ▼	16,954
5,110	Sovereign Bancorp, Inc. ▼	20,184
592	Standard Chartered plc	14,576
3,669	Washington Mutual, Inc. Private Placement † ⌂	257
414	Wells Fargo & Co.	15,526

		67,497

	Capital Goods — 5.7%
4,544	General Electric Co.	115,880
283	Siemens AG ADR	26,524
698	Suntech Power Holdings Co., Ltd. ADR ●	25,037

		167,441

	Commercial & Professional Services — 1.2%
724	Monster Worldwide, Inc. ●	10,795
764	Waste Management, Inc.	24,064

		34,859

	Diversified Financials — 15.8%
2,175	Bank of America Corp.	76,133
698	Capital One Financial Corp. ▼	35,603
1,694	Citigroup, Inc.	34,752
2,095	Discover Financial Services, Inc.	28,952
551	Goldman Sachs Group, Inc.	70,515
2,411	Invesco Ltd.	50,590
2,052	JP Morgan Chase & Co.	95,819
1,283	Merrill Lynch & Co., Inc.	32,468
87	UBS AG ●	1,480
2,230	UBS AG ADR ●	39,119

		465,431

	Energy — 13.0%
654	Cameco Corp.	14,589
207	Canadian Natural Resources Ltd. ADR	14,137
772	Chesapeake Energy Corp. ▼	27,687
305	Consol Energy, Inc.	13,996
186	EnCana Corp.	12,213
190	EOG Resources, Inc.	16,953
1,037	Exxon Mobil Corp.	80,502
738	Hess Corp.	60,550
1,110	Marathon Oil Corp.	44,252
1,233	OAO Gazprom Class S ADR	38,174
321	Reliance Industries GDR ■	26,640
362	Suncor Energy, Inc.	15,267
382	XTO Energy, Inc.	17,780

		382,740

	Food & Staples Retailing — 3.9%
1,548	Safeway, Inc.	36,711
1,128	Supervalu, Inc.	24,468
835	Walgreen Co.	25,845
486	Wal-Mart Stores, Inc.	29,107

		116,131

	Food, Beverage & Tobacco — 2.7%
5	Japan Tobacco, Inc.	17,979
682	PepsiCo, Inc.	48,620
510	Unilever N.V. NY Shares ADR	14,353

		80,952

	Health Care Equipment & Services — 3.3%
910	Medtronic, Inc.	45,581
2,100	UnitedHealth Group, Inc.	53,327

		98,908

	Household & Personal Products — 0.9%
389	Procter & Gamble Co.	27,075

	Materials — 3.0%
1,537	Alcoa, Inc.	34,708
451	ArcelorMittal ADR ▼	22,250
215	Cleveland-Cliffs, Inc.	11,403
150	Potash Corp. of Saskatchewan, Inc.	19,762

		88,123

	Media — 5.1%
3,630	Comcast Corp. Class A	71,259
3,221	Time Warner, Inc.	42,231
1,463	Viacom, Inc. Class B ●	36,351

		149,841

	Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
344	Astellas Pharma, Inc. ▼	14,463
349	AstraZeneca plc	15,258
510	Daiichi Sankyo Co., Ltd.	13,146
387	Eisai Co., Ltd. ▼	15,097
2,215	Elan Corp. plc ADR ● ▼	23,635
1,004	Eli Lilly & Co.	44,224
655	Merck & Co., Inc.	20,656
2,664	Schering-Plough Corp.	49,208
1,428	Shionogi & Co., Ltd.	28,921
408	UCB S.A.	14,502
553	Vertex Pharmaceuticals, Inc. ●	18,385
1,747	Wyeth	64,527

		322,022

	Retailing — 4.9%
10,986	Buck Holdings L.P. † ● ⌂	10,480
923	Kohl’s Corp. ●	42,513
1,421	Lowe’s Co., Inc.	33,675
711	Nordstrom, Inc. ▼	20,491
1,733	Staples, Inc.	38,990

		146,149

	Semiconductors & Semiconductor Equipment — 5.2%
2,204	Applied Materials, Inc.	33,351
964	Lam Research Corp. ●	30,353
2,881	Maxim Integrated Products, Inc.	52,146
1,785	Texas Instruments, Inc.	38,384

		154,234

	Software & Services — 5.9%
457	Accenture Ltd. Class A	17,351
824	Electronic Arts, Inc. ●	30,469
107	Google, Inc. ●	42,737
2,594	Microsoft Corp.	69,245
540	Western Union Co.	13,333

		173,135

	Technology Hardware & Equipment — 8.2%
465	Apple, Inc. ●	52,807
4,223	Cisco Systems, Inc. ●	95,278
2,607	Flextronics International Ltd. ●	18,456

Hartford Stock HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
1,568	NetApp, Inc. ●	$28,581
1,780	Nokia Corp.	33,193
33	Nortel Networks Corp. ● ▼	75
212	Research In Motion Ltd. ●	14,486
56	Seagate Technology	684

		243,560

	Telecommunication Services - 0.9%
1,877	Metropcs Communications, Inc. ● ▼	26,263

	Transportation — 4.0%
3,935	Delta Air Lines, Inc. ●	29,316
531	FedEx Corp.	42,002
734	United Parcel Service, Inc. Class B	46,174

		117,492

	Total common stock (Cost $3,614,659)	$2,898,959

WARRANTS - 0.0%
	Banks - 0.0%
459	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $— )	$—

	Total long-term investments (Cost $3,614,659)	$2,898,959

SHORT-TERM INVESTMENTS - 5.4%
	Securities Purchased with Proceeds from Security Lending - 5.4%
	Cash Collateral Reinvestment Fund:
158,913	Navigator Prime Portfolio	$158,913

	Total short-term investments (Cost $158,913)	$158,913

Total investments (Cost $3,773,572) ▲	103.6%	$3,057,872
Other assets and liabilities	(3.6)%	(106,588)

Total net assets	100.0%	$2,951,284

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.17% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $3,814,190 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,615
Unrealized Depreciation	(775,933)

Net Unrealized Depreciation	$(756,318)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $10,737, which represents 0.36% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $26,640, which represents 0.90% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	10,986	Buck Holdings L.P.	$10,997
04/2008	459	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	3,669	Washington Mutual, Inc. Private Placement	32,100

The aggregate value of these securities at September 30, 2008 was $10,737 which represents 0.36% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$112,209	$112,319	12/03/08	$(110)
Euro (Sell)	224,417	233,463	12/03/08	9,046

				$8,936

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.0%
	Finance - 11.0%
	ACT Depositor Corp.
$9,450	5.40%, 09/22/2041 ⌂ Δ	$1,890
	Banc of America Commercial Mortgage, Inc.
83,058	4.52%, 09/11/2036 ⌂ ►	1,412
	Banc of America Securities Automotive Trust
5,880	4.49%, 02/18/2013 ⌂	5,882
	Bayview Commercial Asset Trust
47,477	7.00%, 07/25/2037 ⌂ ►	4,748
77,933	7.50%, 09/25/2037 ⌂ ►	9,001
	Bayview Financial Acquisition Trust
4,430	5.36%, 05/28/2037 ⌂ Δ	1,329
	Bear Stearns Commercial Mortgage Securities, Inc.
69,427	4.07%, 07/11/2042 ⌂ ►	1,502
54,131	4.12%, 11/11/2041 ⌂ ►	1,053
9,595	5.33%, 02/11/2044	8,043
121,070	5.50%, 02/11/2041 ⌂ ►	1,714
10,765	5.74%, 09/11/2042 Δ	9,221
	CBA Commercial Small Balance Commercial Mortgage Class X1
71,601	7.00%, 06/25/2038 † ⌂ ►	5,269
	CBA Commercial Small Balance Commercial Mortgage Class X2
42,522	7.00%, 07/25/2035 † ⌂ ►	2,485
	Citigroup Commercial Mortgage Trust
10,145	5.41%, 10/15/2049	9,201
16,300	5.92%, 03/15/2049 Δ	14,743
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 † ⌂	—
36,274	5.91%, 07/25/2037 ⌂ Δ	29,585
11,375	6.30%, 12/10/2049 Δ	10,589
1,387	12.00%, 01/25/2037 ⌂	319
	Countrywide Asset-Backed Certificates
1,584	5.46%, 07/25/2035	1,109
	Countrywide Home Loans, Inc.
40,545	6.00%, 10/25/2037 ⌂	32,917
	Credit-Based Asset Servicing and Securitization
3,166	3.48%, 05/25/2036 ⌂ Δ	2,546
4,735	5.86%, 04/25/2037	3,213
	CS First Boston Mortgage Securities Corp.
1,835	4.51%, 07/15/2037	1,788
	DB Master Finance LLC
12,470	5.78%, 06/20/2031 ■	10,686
	First Horizon Mortgage Pass-Through Trust
53,098	5.84%, 05/25/2037 ⌂ Δ	45,968
	Ford Credit Floorplan Master Owner Trust
9,400	2.67%, 06/15/2011 Δ	9,340
	GE Business Loan Trust
8,799	3.49%, 05/15/2034 ■ Δ	4,106
210,181	6.14%, 05/15/2034 ⌂ ►	1,230
	GMAC Commercial Mortgage Securities, Inc.
12,000	4.86%, 12/10/2041	10,891
	Goldman Sachs Mortgage Securities Corp. II
137,437	4.38%, 08/10/2038 ⌂ ►	936
	Goldman Sachs Mortgage Securities Corp. II Class A4
8,930	5.99%, 08/10/2045 Δ	7,624
	Green Tree Financial Corp.
1,242	7.24%, 06/15/2028	1,246
	Greenwich Capital Commercial Funding Corp.
20,500	5.74%, 12/10/2049 Δ	17,399
14,160	6.11%, 07/10/2038 Δ	12,867
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 † ⌂	841
	JP Morgan Chase Commercial Mortgage Security Corp.
585,231	4.82%, 08/12/2037 ⌂ ►	1,562
19,980	5.34%, 12/15/2044 Δ	18,097
435,647	5.42%, 05/12/2045 ⌂ ►	8,232
15,900	5.47%, 04/15/2043 Δ	14,006
20,090	5.54%, 12/12/2043 Δ	13,174
4,620	6.40%, 02/12/2051 ■ Δ	2,921
	LB-UBS Commercial Mortgage Trust
4,750	5.45%, 11/15/2038 Δ	3,096
11,890	5.48%, 11/15/2038 Δ	7,634
	Lehman Brothers Small Balance Commercial
4,954	5.52%, 09/25/2030 † ⌂	4,501
5,180	5.62%, 09/25/2036 ⌂	4,612
	Marlin Leasing Receivables LLC
13,390	5.33%, 09/16/2013 ■	12,789
	Merrill Lynch Mortgage Trust
59,098	3.96%, 10/12/2041 ⌂ ►	1,168
	Morgan Stanley Capital I
8,865	5.65%, 12/15/2044	8,081
	Morgan Stanley Dean Witter Capital I
20,018	0.46%, 08/25/2032 ⌂ ►	—
9,600	5.36%, 03/15/2044	7,993
	Nationstar Home Equity Loan Trust
221	9.97%, 03/25/2037 ⌂ Δ	7
	Option One Mortgage Loan Trust Class M6
3,875	6.99%, 03/25/2037 ⌂	518
	Option One Mortgage Loan Trust Class M7
2,575	6.99%, 03/25/2037 ⌂	308
	Option One Mortgage Loan Trust Class M8
2,525	6.99%, 03/25/2037 ⌂	290
	Popular ABS Mortgage Pass-Through Trust
3,775	4.75%, 12/25/2034	3,409
2,692	5.42%, 04/25/2035 ⌂	2,243
	Renaissance Home Equity Loan Trust
4,670	5.36%, 05/25/2035 ⌂	3,448
6,480	5.75%, 05/25/2036 ⌂ Δ	5,201
	Renaissance Home Equity Loan Trust Class M5
4,300	7.00%, 09/25/2037 ⌂	595

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Renaissance Home Equity Loan Trust Class M8
$5,375	7.00%, 09/25/2037 ⌂	$534
	Soundview NIM Trust
369	6.41%, 12/25/2036 ⌂	9
	Swift Master Automotive Receivables Trust
17,050	3.14%, 10/15/2012 Δ	15,075
	Wachovia Bank Commercial Mortgage Trust
47,086	3.65%, 02/15/2041 ⌂ ►	866
1,835	4.52%, 05/15/2044	1,783
6,930	5.42%, 01/15/2045	6,711
9,515	5.79%, 07/15/2045 Δ	7,796
2,088,986	10.00%, 02/15/2051 ⌂ ►	3,638
	Wamu Commercial Mortgage Securities Trust
19,570	6.31%, 03/23/2045 ■ Δ	11,678
	Wells Fargo Alternative Loan Trust
13,089	6.25%, 11/25/2037 ⌂	11,457

	Total asset & commercial mortgage backed securities (Cost $566,163)	$466,125

CORPORATE BONDS: INVESTMENT GRADE - 35.2%
	Basic Materials - 0.5%
	International Paper Co.
$11,450	7.40%, 06/15/2014	$11,468
	Rohm & Haas Holdings
8,419	5.60%, 03/15/2013 ‡	8,263

		19,731

	Capital Goods - 0.5%
	Xerox Corp.
25,390	6.35%, 05/15/2018	23,209

	Consumer Cyclical - 1.1%
	CRH America, Inc.
5,850	8.13%, 07/15/2018	5,739
	Kroger Co.
15,660	6.15%, 01/15/2020	14,357
	SABMiller plc
6,725	5.70%, 01/15/2014 ■	6,564
	Safeway, Inc.
5,972	5.80%, 08/15/2012	6,052
	Tesco plc
11,806	5.50%, 11/15/2017 ■	10,571
	Wal-Mart Stores, Inc.
4,038	6.50%, 08/15/2037	3,789

		47,072

	Consumer Staples - 0.9%
	Clorox Co.
2,340	5.95%, 10/15/2017 ▼	2,261
	Diageo Capital plc
9,320	5.50%, 09/30/2016	8,942
	Diageo Finance B.V.
5,300	5.30%, 10/28/2015 ▼	5,141
11,414	5.50%, 04/01/2013 ▼	11,488
	Dr. Pepper Snapple Group
7,284	6.82%, 05/01/2018 ■	7,031
	General Mills, Inc.
5,870	5.70%, 02/15/2017	5,687

		40,550

	Energy - 1.4%
	Canadian National Resources Ltd.
1,689	6.25%, 03/15/2038 ‡	1,303
10,165	6.50%, 02/15/2037	8,144
	Consumers Energy Co.
4,000	5.15%, 02/15/2017 ▼	3,601
5,190	5.38%, 04/15/2013 ‡	5,018
	Enterprise Products Operations LLC
8,848	6.50%, 01/31/2019	8,243
	Petro-Canada
12,815	5.95%, 05/15/2035	10,126
	Ras Laffan Liquefied Natural Gas Co., Ltd.
946	3.44%, 09/15/2009 ■ ‡	948
16,410	5.30%, 09/30/2020 ■	14,685
	TNK-BP Finance S.A.
7,410	7.50%, 03/13/2013 - 07/18/2016 ⌂	5,547

		57,615

	Finance - 13.8%
	ABX Financing Co.
10,013	6.35%, 10/15/2036 ■ ‡	8,272
	American Capital Strategies Ltd.
10,577	6.85%, 08/01/2012 ‡	9,787
	American Express Co.
8,385	5.50%, 04/16/2013	7,674
9,727	5.55%, 10/17/2012 ▼	9,016
	American General Finance
3,008	3.09%, 08/17/2011 Δ	1,796
	American Real Estate Partners L.P.
5,055	7.13%, 02/15/2013	3,867
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	74
	Amvescap plc
18,030	4.50%, 12/15/2009 ‡	17,293
3,544	5.38%, 02/27/2013 ‡	3,258
	Army Hawaii Family Housing Trust Certificates
5,370	5.52%, 06/15/2050 ■ ‡	4,263
	BAE Systems Holdings, Inc.
10,204	5.20%, 08/15/2015 ■ ‡	9,523
	Bank of America Corp.
9,920	5.65%, 05/01/2018	8,356
12,409	8.00%, 01/30/2018 ♠ Δ	9,826
9,827	8.13%, 05/15/2018 ♠	7,940
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■ ‡	182
	Berkshire Hathaway Finance Corp.
5,454	4.60%, 05/15/2013 ■	5,363
11,188	5.00%, 08/15/2013 ■	11,159
	Centura Capital Trust I
250	8.85%, 06/01/2027 ⌂	237
	CIT Group, Inc.
10,860	6.10%, 03/15/2067 Δ ‡	3,028
	Citigroup, Inc.
21,829	8.30%, 12/21/2057 Δ	16,264

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Citigroup, Inc. (continued)
$14,912	8.40%, 04/30/2018 ♠ Δ	$10,150
	Comerica Capital Trust II
9,096	6.58%, 02/20/2037 Δ ‡	4,179
	Countrywide Financial Corp.
12,926	6.25%, 05/15/2016 ▼	9,202
	COX Communications, Inc.
10,240	5.45%, 12/15/2014 ‡	9,541
21,805	6.25%, 06/01/2018 ■	20,264
	Credit Agricole S.A.
26,181	6.64%, 05/31/2017 ■ ♠ Δ ‡	17,653
	Credit Suisse New York
6,228	6.00%, 02/15/2018	5,426
	Deutsche Bank AG London
18,354	4.88%, 05/20/2013	17,531
	Duke Capital LLC
8,489	6.25%, 02/15/2013 ▼	8,429
	ERAC USA Finance Co.
7,300	5.60%, 05/01/2015 ■ ‡	6,022
	General Electric Capital Corp.
11,180	5.63%, 05/01/2018	9,450
18,350	6.37%, 11/15/2067 Δ	14,848
	Goldman Sachs Capital Trust II
20,041	5.79%, 06/01/2012 ♠ Δ ‡	8,804
	International Lease Finance Corp.
5,385	6.38%, 03/25/2013	3,401
	Janus Capital Group, Inc.
18,425	6.70%, 06/15/2017	15,823
	JP Morgan Chase & Co.
21,948	7.90%, 04/30/2018 ♠	18,478
	Lincoln National Corp.
16,423	6.05%, 04/20/2067	10,839
	Mellon Capital IV
13,374	6.24%, 06/20/2012 ♠ Δ ‡	7,348
	Morgan Stanley
3,069	5.45%, 01/09/2017	1,904
	National City Bank of Ohio
1,100	4.50%, 03/15/2010 ▼	721
	National City Corp.
18,002	12.00%, 12/10/2012 ♠ ▼	6,282
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2017 ♠ ⌂ Δ	6,796
	NYSE Euronext
9,357	4.80%, 06/28/2013	8,908
	Oesterreichische Kontrollbank AG
JPY 4,661,000	1.80%, 03/22/2010	44,369
	PNC Preferred Funding Trust II
27,800	6.11%, 03/15/2012 ■ ♠ Δ ‡	19,134
	Progressive Corp.
14,845	6.70%, 06/15/2037 Δ	12,095
	Prudential Financial, Inc.
11,837	5.15%, 01/15/2013	11,195
22,440	8.88%, 06/15/2038 Δ	21,120
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■ ‡	216
	RBS Capital Trust IV
18,375	4.56%, 09/30/2014 ♠ Δ	13,711
	Regional Diversified Funding
96	9.25%, 03/15/2030 ■ ‡	71
	Rio Tinto Finance USA, Ltd.
21,635	5.88%, 07/15/2013	21,209
	State Street Capital Trust III
7,434	8.25%, 03/15/2011 ♠ Δ	7,290
	Travelers Cos, Inc.
5,473	6.25%, 03/15/2037 Δ	4,209
	Unicredito Italiano Capital Trust
7,260	9.20%, 10/05/2010 ♠ ■	6,958
	Unicredito Luxembourg Finance S.A.
19,260	6.00%, 10/31/2017 ■	16,391
	UnitedHealth Group, Inc.
11,678	4.88%, 02/15/2013	11,162
	US Bank Realty Corp.
13,200	6.09%, 01/15/2012 ■ ♠ Δ ‡	6,072
	USB Capital IX
4,392	6.19%, 04/15/2011 ♠ Δ	2,152
	VTB Capital S.A.
1,820	6.61%, 10/31/2012 ⌂	1,383
	Wells Fargo Capital XIII
14,530	7.70%, 03/26/2013 ▼♣ Δ	12,670
	Westfield Group
9,076	5.70%, 10/01/2016 ■ ‡	7,819
	ZFS Finance USA Trust I
12,670	6.50%, 05/09/2037 ■ Δ	8,489

		586,892

	Foreign Governments - 4.9%
	Bundesobligation
EUR 88,205	3.50%, 04/12/2013	123,218
	El Salvador (Republic of)
1,220	7.65%, 06/15/2035 ⌂	1,196
2,330	8.50%, 07/25/2011 ⌂	2,446
	United Kingdom Government
GBP 44,409	5.00%, 03/07/2018	82,247

		209,107

	Health Care - 1.3%
	Cardinal Health, Inc.
8,417	5.50%, 06/15/2013	8,053
	Covidien International Finance S.A.
6,838	5.45%, 10/15/2012	6,713
	CVS Caremark Corp.
18,166	6.30%, 06/01/2037 Δ ‡	14,506
	Glaxosmithkline Capital, Inc.
18,000	4.85%, 05/15/2013	17,671
	Walgreen Co.
7,106	4.88%, 08/01/2013	7,104

		54,047

	Services - 1.0%
	Comcast Corp.
3,506	6.30%, 11/15/2017 ‡	3,224
4,620	6.50%, 01/15/2015	4,439
100	10.63%, 07/15/2012 ‡	109
	Mashantucket Western Pequot Revenue Bond
4,709	5.91%, 09/01/2021 ⌂	4,120
	Time Warner Entertainment Co., L.P.
15,075	8.38%, 07/15/2033 ‡	14,331

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	Time Warner, Inc.
$3,310	6.50%, 11/15/2036	$2,513
	Waste Management, Inc.
15,657	6.10%, 03/15/2018 ▼	14,622

		43,358

	Technology - 5.3%
	Agilent Technologies, Inc.
7,622	6.50%, 11/01/2017	6,948
	AT&T, Inc.
11,419	4.95%, 01/15/2013	10,939
22,372	5.50%, 02/01/2018	19,923
9,090	5.60%, 05/15/2018 ▼	8,136
	Cingular Wireless Services, Inc.
12,600	8.75%, 03/01/2031 ‡	13,931
	Comcast Cable Communications, Inc.
500	8.50%, 05/01/2027 ‡	518
	Deutsche Telekom International Finance B.V.
14,935	6.75%, 08/20/2018 ▼	13,843
	Embarq Corp.
15,262	7.08%, 06/01/2016	12,369
	GTE Corp.
165	8.75%, 11/01/2021 ‡	169
	Koninklijke Philips Electronics N.V.
12,942	5.75%, 03/11/2018	12,427
	Oracle Corp.
4,534	5.75%, 04/15/2018	4,210
17,555	6.50%, 04/15/2038	15,960
	Rogers Cable, Inc.
2,675	8.75%, 05/01/2032	3,014
	Rogers Communications, Inc.
16,578	6.80%, 08/15/2018	15,683
	Rogers Wireless, Inc.
4,277	6.38%, 03/01/2014	4,090
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015 ‡	4,275
	Telecom Italia Capital
16,958	7.72%, 06/04/2038 ▼	14,055
	Tele-Communications, Inc.
7,975	7.88%, 08/01/2013 ‡	8,287
	Tyco Electronics Group S.A.
5,710	6.00%, 10/01/2012	5,627
5,995	6.55%, 10/01/2017	5,769
	Verizon Communications, Inc.
18,467	5.50%, 02/15/2018	16,324
7,400	6.90%, 04/15/2038	6,560
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031 ‡	1,441
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013 ‡	12,705
	Vodafone Group plc
10,479	6.15%, 02/27/2037	8,416

		225,619

	Transportation - 1.0%
	American Airlines, Inc.
5,696	7.86%, 10/01/2011 ‡	4,984
	Canadian Pacific Railway Co.
7,433	5.75%, 05/15/2013 ▼	7,214
	Continental Airlines, Inc.
4,524	6.70%, 06/15/2021 ‡	3,800
4,365	8.05%, 11/01/2020 ‡	4,125
	CSX Corp.
10,875	6.75%, 03/15/2011 ‡	11,113
	Norfolk Southern Corp.
5,910	5.75%, 04/01/2018	5,697
	Union Pacific Corp.
5,294	5.70%, 08/15/2018	4,930

		41,863

	Utilities - 3.5%
	AES El Savador Trust
2,400	6.75%, 02/01/2016 ⌂	2,001
	CenterPoint Energy Resources Corp.
10,950	6.13%, 11/01/2017	9,788
2,763	6.63%, 11/01/2037	2,258
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	6,955
	Columbus Southern Power Co.
7,673	6.05%, 05/01/2018	7,183
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	5,348
	Detroit Edison Co.
3,875	6.13%, 10/01/2010 ▼	3,974
	Duke Energy Corp.
4,726	5.25%, 01/15/2018 ▼	4,468
3,709	6.35%, 08/15/2038	3,431
	E.On International Finance
13,820	5.80%, 04/30/2018 ■	13,209
	Enbridge Energy Partners
6,654	6.50%, 04/15/2018 ▼	6,140
	Florida Power Corp.
4,481	5.80%, 09/15/2017	4,379
	Kinder Morgan Energy Partners L.P.
4,720	6.50%, 02/01/2037 ‡	3,815
	NGPL Pipeco LLC
9,472	6.51%, 12/15/2012 ■	9,487
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,274
	Northern States Power Co.
5,735	6.25%, 06/01/2036 ▼	5,245
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017 ▼	5,398
	PSEG Power
4,534	5.00%, 04/01/2014	4,112
	Public Service Co. of Colorado
8,577	6.50%, 08/01/2038	8,146
	Puget Sound Energy, Inc.
3,190	7.96%, 02/22/2010 ‡	3,267
	Taqa Abu Dhabi National Energy Co.
13,525	5.62%, 10/25/2012 ■	13,117
	TransCanada Pipelines Ltd.
15,386	7.25%, 08/15/2038	14,790
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,193

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities (continued)
	Westar Energy, Inc.
$1,400	5.15%, 01/01/2017 ‡	$1,262

		148,240

	Total corporate bonds: investment grade (Cost $1,705,423)	$1,497,303

CORPORATE BONDS: NON-INVESTMENT GRADE - 4.3%
	Basic Materials - 0.5%
	Evraz Group S.A.
$3,400	8.88%, 04/24/2013 ⌂	$2,584
	Potlatch Corp.
12,100	13.00%, 12/01/2009 ⌂ Δ	13,052
	Vedanta Resources plc
3,400	8.75%, 01/15/2014 ⌂	3,032
	Vitro S.A.
2,425	8.63%, 02/01/2012 ▼ ⌂	1,916

		20,584

	Capital Goods - 0.2%
	Bombardier, Inc.
8,650	6.30%, 05/01/2014 ■ ‡	8,045

	Consumer Cyclical - 0.2%
	Parkson Retail Group Ltd.
3,400	7.88%, 11/14/2011 ⌂	3,451
	Supervalu, Inc.
7,055	7.50%, 11/15/2014	6,843

		10,294

	Consumer Staples - 0.2%
	Arantes International
3,300	10.25%, 06/19/2013 ⌂	2,508
	MHP S.A.
4,235	10.25%, 11/30/2011 ⌂	3,938
	Sino-Forest Corp.
4,225	9.13%, 08/17/2011 ⌂	4,183

		10,629

	Energy - 0.2%
	Noble Group Ltd.
2,600	6.63%, 03/17/2015 ▼ ⌂	1,902
	Range Resources Corp.
7,669	7.38%, 07/15/2013 ▼	7,401

		9,303

	Finance - 0.5%
	Citigroup (JSC Severstal)
5,610	9.25%, 04/19/2014 ⌂	4,264
	Drummond Co., Inc.
2,865	7.38%, 02/15/2016 ⌂	2,428
	Kazkommerts International B.V.
1,222	8.00%, 11/03/2015 ⌂	733
	LPL Holdings, Inc.
4,475	10.75%, 12/15/2015 ⌂	4,206
	North Street Referenced Linked Notes
3,900	3.85%, 07/30/2010 ⌂ Δ	2,262
	Oceanografia S.A. de CV
3,325	11.25%, 07/15/2015 ▼ ⌂	2,960
	RBS-Zero Hora Editora Journalistica
BRL 4,100	11.25%, 06/15/2017 ⌂	1,487
	TuranAlem Finance B.V.
1,400	7.75%, 04/25/2013 ⌂	841
	Wachovia Corp.
5,556	7.98%, 03/15/2018 ▼♣ Δ	2,322

		21,503

	Foreign Governments - 0.3%
	Argentina (Republic of)
3,090	7.00%, 10/03/2015	1,782
	Brazil (Republic of)
BRL 6,770	10.00%, 01/01/2017	2,792
	Venezuela (Republic of)
5,780	3.79%, 04/20/2011 ◘ Δ	4,740
2,290	5.75%, 02/26/2016	1,489

		10,803

	Health Care - 0.3%
	HCA, Inc.
8,635	9.25%, 11/15/2016	8,398
	Rite Aid Corp.
4,860	10.38%, 07/15/2016 ▼	4,228

		12,626

	Services - 0.6%
	Clear Channel Communications, Inc.
8,890	7.65%, 09/15/2010	8,001
	Dex Media West LLC, Inc.
6,485	9.88%, 08/15/2013 ▼	4,021
	DirecTV Holdings LLC
6,015	7.63%, 05/15/2016 ■	5,444
	MGM Mirage, Inc.
5,045	6.75%, 04/01/2013	3,935
	SunGard Data Systems, Inc.
4,466	10.25%, 08/15/2015 ▼	3,874

		25,275

	Technology - 1.0%
	Advanced Micro Devices, Inc.
9,270	6.00%, 05/01/2015 ■ ۞ ‡	4,508
	Charter Communications Operating LLC
6,465	8.00%, 04/30/2012 ■ ‡	5,786
	CSC Holdings, Inc.
7,570	7.63%, 04/01/2011	7,267
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ⌂	8,063
	Intelsat Corp.
8,300	9.25%, 06/15/2016 ■	7,636
	Vimpelcom
8,300	8.38%, 04/30/2013 ⌂	6,599
	Windstream Corp.
4,410	8.63%, 08/01/2016 ‡	4,068

		43,927

	Transportation - 0.1%
	Bristow Group, Inc.
810	7.50%, 09/15/2017 ▼	721
	Grupo Senda Autotransporte
2,310	10.50%, 10/03/2015 ⌂	2,229

		2,950

	Utilities - 0.2%
	NRG Energy, Inc.
5,720	7.25%, 02/01/2014	5,305

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities (continued)
	Rede Empresas De Energia
$2,405	11.13%, 04/02/2012 ♠ ⌂	$1,916

		7,221

	Total corporate bonds: non-investment grade (Cost $212,587)	$183,160

MUNICIPAL BONDS - 0.2%
	General Obligations - 0.2%
	Oregon School Boards Association, Taxable Pension
$7,325	4.76%, 06/30/2028 ‡	$6,739

	Tax Allocation - 0.0%
	California Urban Industry Development Agency
275	6.10%, 05/01/2024 ‡	265

	Total municipal bonds (Cost $7,605)	$7,004

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ - 5.4%
	Basic Materials - 0.8%
	Cenveo, Inc.
$3,679	4.95%, 06/21/2013 - 03/16/2014 ±	$3,219
	Georgia-Pacific Corp.
9,271	5.39%, 12/20/2012 ±	8,086
	Goodyear Tire & Rubber Co.
2,262	4.54%, 04/30/2014 ±	1,906
	Graham Packaging Co., Inc.
4,365	5.06%, 04/03/2014 ±	3,907
	Graphic Packaging Corp.
1,084	4.79%, 08/08/2010 ±	961
	Hexion Specialty Chemicals
2,896	5.06%, 05/05/2013 ±	2,172
	Huntsman International LLC
6,358	5.46%, 04/19/2014 ±	5,588
	Ineos Group
1,139	5.95%, 02/01/2013 ±	938
1,139	6.45%, 12/16/2014 ±	952
	Jarden Corp.
5,775	6.26%, 01/24/2012 ±	5,203
	John Maneely Co.
1,775	6.05%, 12/08/2013 ± *	1,696

		34,628

	Capital Goods - 0.0%
	Yankee Candle Co.
2,575	5.76%, 02/06/2014 ±	2,075

	Consumer Cyclical - 0.9%
	AM General LLC
2,839	5.79%, 09/30/2013 ±	2,484
	American General Finance Corp.
115	5.49%, 09/30/2012 ◊	101
	Aramark Corp.
211	4.32%, 01/26/2014 ◊ *	184
3,433	5.64%, 01/26/2014 ± *	2,989
	Delphi Corp.
3,820	7.25%, 12/31/2008 ¤ ±	3,722
	Dollarama Group L.P.
973	4.80%, 11/18/2011 ± *	886
	Ford Motor Co.
24,138	5.49%, 12/16/2013 ±	15,936
	Lear Corp.
2,991	6.07%, 04/25/2012 ±	2,319
	Michaels Stores, Inc.
1,382	4.86%, 10/31/2013 ±	1,011
	Oshkosh Truck Corp.
1,629	4.58%, 12/06/2011 ±	1,383
	Roundy’s Supermarkets, Inc.
3,651	5.52%, 11/03/2011 ±	3,286
	William Carter Co.
4,243	4.78%, 07/14/2012 ±	3,967

		38,268

	Consumer Staples - 0.2%
	Dole Food Co., Inc.
230	4.66%, 04/12/2013 ◊	202
1,681	4.74%, 04/12/2013 ±	1,474
419	5.76%, 04/12/2013 ±	367
	WM Wrigley Jr. Co.
6,015	7.55%, 08/12/2014 ◊ *	5,899

		7,942

	Energy - 0.1%
	Lyondell Chemical Co.
3,540	7.00%, 12/22/2014 ± *	2,487

	Finance - 0.5%
	Brickman Group Holdings, Inc.
2,898	5.70%, 01/23/2014 ⌂ ±	2,594
	Chrysler Financial Services NA
2,624	6.82%, 08/03/2012 ±	1,777
	Community Health Systems, Inc.
464	5.28%, 07/25/2014 ± *	407
9,070	5.28%, 07/25/2014 ±	7,963
	Crescent Resources LLC
5,803	6.93%, 09/07/2012 ±	3,148
	General Growth Properties, Inc.
3,197	2.77%, 02/24/2010 ±	2,520
	Golden Gate National
2,029	6.52%, 03/14/2011 ±	1,826

		20,235

	Health Care - 0.5%
	Carestream Health, Inc.
2,354	5.20%, 04/30/2013 ±	2,024
	HCA, Inc.
3,317	5.26%, 11/17/2012 ±	2,925
4,468	6.01%, 11/17/2013 ±	3,956
	HealthSouth Corp.
2,032	4.99%, 03/10/2013 ±	1,842
	IASIS Healthcare Capital Corp.
188	5.60%, 03/15/2014 ◊	173
2,736	5.70%, 01/15/2014 - 03/15/2014 ±	2,519
	Invitrogen Corp.
3,569	7.05%, 09/30/2015 ◊ *	3,473
	Mylan, Inc.
1,985	7.04%, 12/17/2014 ±	1,853
	Skilled Healthcare Group, Inc.
3,229	5.00%, 06/15/2012 ±	2,971

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Health Care (continued)
	Vanguard Health Holdings Co. II LLC
$1,972	5.99%, 09/23/2011 ± *	$1,770

		23,506

	Services - 1.4%
	Affinion Group, Inc.
2,610	5.35%, 10/17/2012 ±	2,410
	Cedar Fair L.P.
2,332	5.70%, 07/21/2013 ±	2,034
	Cengage
1,558	6.20%, 07/05/2014 ◊ *	1,264
	CSC Holdings, Inc.
3,188	4.57%, 03/29/2013 ±	2,869
	Emdeon Business Services LLC
524	5.76%, 11/16/2013 ±	467
	Gray Television, Inc.
1,103	4.29%, 12/31/2014 ±	844
	Harrah’s Entertainment, Inc.
2,413	5.80%, 01/28/2015 ±	1,971
	Idearc, Inc.
3,035	5.21%, 11/17/2013 ±	1,895
2,799	5.77%, 11/17/2014 ±	1,642
	inVentiv Health, Inc.
2,607	5.52%, 07/07/2014 ±	2,359
	Metavante Corp.
4,454	4.55%, 11/01/2014 ±	4,053
	MGM Mirage, Inc.
6,351	3.62%, 10/03/2011 ±	5,573
	R.H. Donnelley, Inc.
6,172	6.83%, 06/30/2011 ±	5,457
	Regal Cinemas, Inc.
5,249	5.26%, 10/27/2013 ±	4,576
	SunGard Data Systems, Inc.
4,399	4.55%, 02/28/2014 ±	3,819
	Tribune Co.
6,372	8.29%, 12/20/2015 ⌂ ±	3,186
	UPC Financing Partnership
3,053	4.24%, 12/31/2014 ±	2,732
	Venetian Macau Ltd.
194	6.02%, 05/25/2012 ± *	176
	Venetian Macau Ltd., Term Loan
336	6.02%, 05/25/2013 ± *	306
	West Corp.
4,901	5.81%, 10/24/2013 ±	3,676
	WideOpenWest Finance LLC
11,209	9.50%, 06/29/2015 ⌂ ±	8,407

		59,716

	Technology - 0.6%
	Alltel Corp.
3,175	5.32%, 05/18/2015 ◊ *	3,066
	Charter Communications Operating LLC
2,645	4.80%, 04/28/2013 ±	2,102
	Intelsat Bermuda Ltd., Tranche B2A
857	5.29%, 01/03/2014 ±	788
	Intelsat Bermuda Ltd., Tranche B2B
857	5.29%, 01/03/2014 ±	788
	Intelsat Bermuda Ltd., Tranche B2C
857	5.29%, 01/03/2014 ±	788
	Leap Wireless International, Inc.
2,402	7.26%, 06/17/2013 ±	2,290
	Mediacom Broadband LLC
5,460	4.81%, 01/31/2015 ±	4,777
	Mediacom Broadband LLC, Term Loan D1
5,954	4.74%, 01/31/2015 ±	5,210
	MetroPCS Wireless, Inc.
4,020	5.40%, 11/04/2013 ±	3,589
	Time Warner Telecom Holdings, Inc.
4,006	5.71%, 07/01/2013 ±	3,786

		27,184

	Utilities - 0.4%
	Astoria Generating Co. Acquisitions LLC
920	6.96%, 08/23/2013 ±	822
	Calpine Corp.
2,880	6.65%, 03/29/2014 ◊ *	2,458
	Mirant North America LLC
2,700	5.45%, 01/03/2013 ±	2,496
	NRG Energy, Inc.
5,718	5.26%, 02/01/2013 - 06/08/2013 ±	4,990
	Texas Competitive Electric Holdings Co. LLC
3,168	6.23%, 10/10/2014 ±	2,662
3,168	6.28%, 10/12/2014 ±	2,671

		16,099

	Total senior floating rate interests: non-investment grade (Cost $270,796)	$232,140

U.S. GOVERNMENT AGENCIES - 38.5%
	Federal Home Loan Mortgage Corporation - 18.1%
	Mortgage Backed Securities:
$13,001	5.02%, 2035 Δ ‡	$13,120
26,629	5.39%, 2037 Δ ‡	26,973
3,510	5.46%, 2036 Δ	3,557
179,186	5.50%, 2033 - 2038	178,146
13,641	5.50%, 2018 - 2034 ‡	13,597
194,400	5.50%, 2037 *	193,367
4,824	5.82%, 2036 Δ	4,946
120,633	6.00%, 2031 - 2038	122,372
14,344	6.00%, 2017 - 2034 ‡	14,574
150,462	6.50%, 2037 - 2038	154,448
4	6.50%, 2031 - 2032 ‡	5
8	7.50%, 2029 - 2031 ‡	10

		725,115

	Remic — Pac’s:
47,165	5.00%, 2034	45,558

		770,673

	Federal National Mortgage Association - 16.6%
	Mortgage Backed Securities:
3,173	4.66%, 2034 Δ ‡	3,173
3,495	4.68%, 2035 Δ ‡	3,526
8,852	4.69%, 2035 Δ	8,899
7,265	4.75%, 2035 Δ	7,331
2,552	4.79%, 2035 Δ ‡	2,590
3,246	4.86%, 2035 Δ ‡	3,276
4,473	4.86%, 2035 Δ	4,505
20,058	4.89%, 2036 Δ	20,142
8,488	4.94%, 2035 Δ	8,574

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$227,121	5.00%, 2018 - 2034	$223,434
39,954	5.00%, 2018 - 2034 ‡	39,684
6,375	5.08%, 2035 Δ	6,422
121,363	5.50%, 2013 - 2037	121,274
22,118	5.50%, 2017 - 2034 ‡	22,154
66,260	6.00%, 2013 - 2038	67,248
8,873	6.00%, 2012 - 2033 ‡	9,057
140,478	6.50%, 2031 - 2038	144,215
767	6.50%, 2014 - 2032 ‡	793
7,747	7.00%, 2037	8,104
30	7.00%, 2016 - 2032 ‡	32
53	7.50%, 2027 - 2031	58
947	7.50%, 2015 - 2032 ‡	1,023
2	8.00%, 2032 ‡	2

	Notes:
250	6.16%, 2009 Δ ‡	250

		705,766

	Government National Mortgage Association - 2.8%
	Mortgage Backed Securities:
13,546	5.50%, 2034	13,535
10,328	5.50%, 2033 ‡	10,366
63,253	6.00%, 2036 - 2037	64,163
15,263	6.00%, 2031 - 2034 ‡	15,534
4,799	6.50%, 2028 - 2032	4,938
11,970	6.50%, 2028 - 2032 ‡	12,319
8	7.00%, 2031	8
42	7.00%, 2030 - 2031 ‡	44
9	8.50%, 2024 ‡	11

		120,918

	Other Government Agencies - 1.0%
	Small Business Administration Participation Certificates:
19,948	5.56%, 2027	19,996
22,343	5.57%, 2027	22,348

		42,344

	Total U.S. government agencies (Cost $1,635,220)	$1,639,701

U.S. GOVERNMENT SECURITIES - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bonds:
$20,282	4.38%, 2038 ▼	$20,540

	U.S. Treasury Notes:
101,968	4.00%, 2018 ▼	103,418

	Total U.S. government securities (Cost $125,131)	$123,958

Shares
COMMON STOCK - 0.0%
	Telecommunication Services - 0.0%
—	XO Holdings, Inc. ● ▼	$—

	Total common stock (Cost $— )	$—

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
—	XO Holdings, Inc. ● ⌂	$—

	Total warrants (Cost $— )	$—

PREFERRED STOCK - 0.0%
	Banks - 0.0%
330	Federal Home Loan Mortgage Corp. ▼	$538

	Total preferred stock (Cost $8,270)	$538

	Total long-term investments (Cost $4,531,195)	$4,149,929

Principal
Amount
SHORT-TERM INVESTMENTS - 11.0%
	Finance - 4.4%
	BNP Paribas Finance
$40,000	4.00%, 10/01/2008	$39,995
	Greenwich Capital Holdings
41,695	5.00%, 10/01/2008 ■	41,689
	Nordea North America
40,000	3.08%, 10/02/2008 ○	39,994
	Rabobank USA
24,600	0.25%, 10/01/2008	24,600
	Societe Generale
40,944	4.75%, 10/01/2008	40,939

		187,217

Shares
	Investment Pools and Funds - 0.0%
440	State Street Bank Money Market Fund	440

Principal
Amount
	Repurchase Agreements - 0.6%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $10,242, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $10,225)
$10,242	0.05% dated 09/30/2008	10,242
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $10,241, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $10,247)
10,241	0.10% dated 09/30/2008	10,241
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $2,045, collateralized by U.S. Treasury Note 4.50%, 2012, value of $2,082)
2,045	0.10% dated 09/30/2008	2,045

		22,528

Shares
	Securities Purchased with Proceeds from Security Lending - 5.1%
	Cash Collateral Reinvestment Fund:
217,547	Navigator Prime Portfolio	217,547

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Technology - 0.8%
	Microsoft Corp.
$33,000	1.40%, 10/06/2008		$32,992

	U.S. Treasury Bills - 0.1%
5,500	0.95%, 01/15/2009 ○ □		5,485

	Total short-term investments (Cost $466,201)		$466,209

	Total investments (Cost $4,997,396) ▲	108.5%	$4,616,138
	Other assets and liabilities	(8.5)%	(361,984)

	Total net assets	100.0%	$4,254,154

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.87% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $4,998,736 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,877
Unrealized Depreciation	(403,475)

Net Unrealized Depreciation	$(382,598)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $13,096, which represents 0.31% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2008.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $338,751, which represents 7.96% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2008, the market value of these securities amounted to $4,740 or 0.11% of net assets.

♣	Perpetual maturity security. Maturity date shown is the first call date.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2008 was $219,191.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	$9,450	ACT Depositor Corp., 5.40%, 09/22/2041 - 144A	$9,199
06/2008	$2,400	AES El Savador Trust, 6.75%, 02/01/2016 - Reg S	2,196
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	74
06/2008	$3,300	Arantes International, 10.25%, 06/19/2013 - 144A	3,269
03/2005	$83,058	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	1,376
08/2006	$5,880	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	5,870
05/2007	$47,477	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	6,772
08/2007	$77,933	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	10,827
04/2007	$4,430	Bayview Financial Acquisition Trust, 5.36%, 05/28/2037	4,430
10/2004	$69,427	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	1,489
12/2004	$54,131	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	1,057
05/2005 - 11/2006	$121,070	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	2,402
04/2008	$2,898	Brickman Group Holdings, Inc., 5.70%, 01/23/2014	2,677
04/2006 - 08/2007	$71,601	CBA Commercial Small Balance Commercial Mortgage Class X1, 7.00%, 06/25/2038 - 144A	3,067

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
04/2006 - 08/2007	$42,522	CBA Commercial Small Balance Commercial Mortgage Class X2, 7.00%, 07/25/2035 — 144A	$2,241
05/2003	$250	Centura Capital Trust I, 8.85%, 06/01/2027 — 144A	260
01/2007	$5,610	Citigroup (JSC Severstal), 9.25%, 04/19/2014 — Reg S	6,021
02/2007	—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 — 144A	—
08/2007	$36,274	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	36,201
12/2007 - 08/2008	$1,387	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 — 144A	2,310
08/2007	$40,545	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	39,810
07/2007	$3,166	Credit-Based Asset Servicing and Securitization, 3.48%, 05/25/2036 — 144A	3,098
08/2008	$2,865	Drummond Co., Inc., 7.38%, 02/15/2016 — 144A	2,505
05/2008	$1,220	El Salvador (Republic of), 7.65%, 06/15/2035 — Reg S	1,314
09/2007	$2,330	El Salvador (Republic of), 8.50%, 07/25/2011 — Reg S	2,496
04/2008 - 06/2008	$3,400	Evraz Group S.A., 8.88%, 04/24/2013 — 144A	3,436
05/2007	$53,098	First Horizon Mortgage Pass-Through Trust, 5.84%, 05/25/2037	53,217
06/2006	$210,181	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	1,190
07/2004	$137,437	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 — 144A	878
05/2008	$2,310	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	2,307
06/2006 - 08/2006	$8,670	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	8,795
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
03/2005	$585,231	JP Morgan Chase Commercial Mortgage Security Corp., 4.82%, 08/12/2037	1,281
09/2006	$435,647	JP Morgan Chase Commercial Mortgage Security Corp., 5.42%, 05/12/2045	8,350
09/2006	$1,222	Kazkommerts International B.V., 8.00%, 11/03/2015 — 144A	1,232
10/2005	$4,954	Lehman Brothers Small Balance Commercial, 5.52%, 09/25/2030 — 144A	4,953
09/2006	$5,180	Lehman Brothers Small Balance Commercial, 5.62%, 09/25/2036 — 144A	5,178
10/2007 - 04/2008	$4,475	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	4,551
07/2005	$4,709	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 — 144A	4,709
11/2004	$59,098	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 — 144A	1,247
11/2006	$4,235	MHP S.A., 10.25%, 11/30/2011 — 144A	4,246
10/2005 - 08/2006	$20,018	Morgan Stanley Dean Witter Capital I, 0.46%, 08/25/2032 — Reg D	324
04/2007	$221	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	221
07/2008	$2,600	Noble Group Ltd., 6.63%, 03/17/2015 — 144A	2,243
11/2006	$3,900	North Street Referenced Linked Notes, 3.85%, 07/30/2010 — 144A	3,586
05/2007	$11,208	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 — 144A	11,208
07/2008	$3,325	Oceanografia S.A. de CV, 11.25%, 07/15/2015 — 144A	3,286
03/2007	$3,875	Option One Mortgage Loan Trust Class M6, 6.99%, 03/25/2037	3,752
03/2007	$2,575	Option One Mortgage Loan Trust Class M7, 6.99%, 03/25/2037	2,255
03/2007	$2,525	Option One Mortgage Loan Trust Class M8, 6.99%, 03/25/2037	2,018
10/2007	$3,400	Parkson Retail Group Ltd., 7.88%, 11/14/2011	3,455
03/2005	$2,692	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	2,692
10/2001 - 11/2001	$12,100	Potlatch Corp., 13.00%, 12/01/2009	12,340
10/2007	$4,100	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 — Reg S	2,128
04/2008 - 06/2008	$2,405	Rede Empresas De Energia, 11.13%, 04/02/2049 — 144A	2,338
03/2005	$4,670	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	4,670
03/2006	$6,480	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	6,480
08/2007	$4,300	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	3,266
08/2007	$5,375	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	3,023
06/2008	$4,225	Sino-Forest Corp., 9.13%, 08/17/2011 — Reg S	4,323
02/2007	$369	Soundview NIM Trust, 6.41%, 12/25/2036 — 144A	369
07/2006 - 10/2007	$7,410	TNK-BP Finance S.A., 7.50%, 03/13/2013 — 07/18/2016 — 144A	7,415
05/2007	$6,372	Tribune Co., 8.29%, 12/20/2015	6,372
09/2007 - 10/2007	$1,400	TuranAlem Finance B.V., 7.75%, 04/25/2013 — Reg S	1,242
06/2008	$3,400	Vedanta Resources plc, 8.75%, 01/15/2014 — 144A	3,403
04/2008	$8,300	Vimpelcom, 8.38%, 04/30/2013 — 144A	8,315
04/2008	$2,425	Vitro S.A., 8.63%, 02/01/2012	2,285
05/2008	$1,820	VTB Capital S.A., 6.61%, 10/31/2012 — Reg S	1,813
02/2004	$47,086	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 — 144A	890
08/2007	$2,088,986	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	3,160
03/2008	$13,089	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	10,547
06/2007 - 09/2008	$11,209	WideOpenWest Finance LLC, 9.50%, 06/29/2015	10,846
05/2006	—	XO Holdings, Inc. Warrants	—
The aggregate value of these securities at September 30, 2008 was $312,357 which represents 7.34% of total net assets.

Hartford Total Return Bond HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.

Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
U.S. 2 Year Note Future	1,762	Long	Dec 2008	$2,398
U.S. 5 Year Note Future	1,421	Short	Dec 2008	(877)
U.S. 10 Year Note Future	3,418	Short	Dec 2008	2,342
U.S. Long Bond Futures	1,807	Long	Dec 2008	(1,505)

				$2,358

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$84,038	$83,996	12/17/08	$(42)
Euro (Buy)	84,136	88,884	10/07/08	(4,748)
Euro (Sell)	164,769	175,866	10/07/08	11,097
Euro (Buy)	40,831	40,697	10/08/08	134
Euro (Buy)	82,486	86,279	10/08/08	(3,793)
Euro (Sell)	123,317	130,380	10/08/08	7,063
Euro (Sell)	40,831	40,504	10/08/08	(327)
Japanese Yen (Buy)	45,341	46,029	10/16/08	(688)
Japanese Yen (Sell)	45,341	45,350	10/16/08	9

				$8,705

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments●
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.7%
	Finance - 15.7%
	Ameriquest Mortgage Securities, Inc.
$1,539	3.54%, 09/25/2032 Δ	$1,114
	Ansonia CDO Ltd.
9,800	2.77%, 07/28/2046 ⌂ Δ	3,430
	Arbor Realty Mortgage Securities
13,000	3.18%, 01/26/2042 ⌂ Δ	6,240
	Banc of America Commercial Mortgage, Inc.
9,000	4.50%, 07/10/2043	8,765
33,631	4.83%, 07/11/2043 ⌂ ►	760
9,433	5.00%, 10/10/2045	9,211
	Banc of America Large Loan
3,000	2.73%, 10/15/2019 ⌂ Δ	2,597
	Bayview Commercial Asset Trust
91,894	7.00%, 07/25/2037 ⌂ ►	9,189
74,545	7.50%, 09/25/2037 ⌂ ►	8,610
	Bayview Financial Acquisition Trust
1,100	5.36%, 05/28/2037 ⌂ Δ	330
2,135	6.71%, 05/28/2037 ⌂ Δ	246
	Bear Stearns Asset Backed Securities, Inc.
5,984	4.31%, 05/25/2037 ⌂ Δ	1,071
	Bear Stearns Commercial Mortgage Securities, Inc.
197,702	4.65%, 02/11/2041 ⌂ ►	1,631
30,406	4.85%, 08/15/2038 ⌂ ►	1,082
	Carrington Mortgage Loan Trust
4,906	4.86%, 02/25/2037 ⌂ Δ	662
	CBA Commercial Small Balance Commercial Mortgage
2,399	6.09%, 07/25/2039 ⌂ Δ	1,357
2,509	6.50%, 07/25/2039 ⌂ Δ	979
58,510	7.25%, 07/25/2039 ⌂ ►	5,620
	Citigroup Commercial Mortgage Trust
5,000	2.73%, 08/15/2021 ⌂ Δ	4,450
	Citigroup Mortgage Loan Trust, Inc.
8,386	5.91%, 07/25/2037 ⌂ Δ	6,840
	Commercial Mortgage Pass-Through Certificates
8,559	2.78%, 12/15/2020 ⌂ Δ	7,238
9,000	5.00%, 06/10/2044	8,842
	Countrywide Alternative Loan Trust
3,968	3.46%, 10/25/2035 ⌂ Δ	3,485
	Countrywide Asset-Backed Certificates
8,500	5.57%, 11/25/2035 †	3,400
9,000	5.76%, 06/25/2035	3,524
8,999	5.80%, 07/25/2034	5,332
	Countrywide Home Loan Mortgage Pass-Through Trust
3,866	5.00%, 01/25/2019 ⌂	3,645
	Credit Suisse Mortgage Capital Certificates
3,272	3.29%, 09/15/2021 ⌂ Δ	2,860
	CS First Boston Mortgage Securities Corp.
42,773	4.01%, 03/15/2035 ⌂ ►	785
9,000	4.51%, 07/15/2037	8,771
	Deutsche Alt-A Securities, Inc.
22,011	5.57%, 02/25/2036 ⌂ Δ	17,624
	DLJ Mortgage Acceptance Corp.
36	7.25%, 09/18/2011 ⌂	35
	First Franklin Mortgage Loan Asset Backed Certificates
558	5.68%, 07/25/2033 ⌂ Δ	73
	Green Tree Financial Corp.
110	7.30%, 01/15/2026	110
	Greenwich Capital Commercial Funding Corp.
12,000	2.72%, 11/05/2021 ■ Δ	9,902
9,000	5.12%, 04/10/2037 Δ	8,815
	Indymac Index Mortgage Loan Trust
17,121	3.45%, 06/25/2037 ⌂ Δ	9,245
	LB-UBS Commercial Mortgage Trust
30,666	4.25%, 12/15/2036 ⌂ ►	539
	Lehman XS Trust
14,374	6.50%, 05/25/2037 ⌂ Δ	13,221
	LNR CDO Ltd.
7,200	2.82%, 05/28/2043 ⌂ Δ	2,160
	Mach One Trust Commercial Mortgage-Backed
26,368	6.09%, 05/28/2040 ⌂ ►	631
	Marathon Real Estate CDO Ltd.
4,000	4.61%, 05/25/2046 ⌂ Δ	1,441
	Master Asset Backed Securities Trust
1,930	5.91%, 05/25/2033 Δ	1,818
	Master Asset Securitization Trust
3,196	5.00%, 12/25/2018 ⌂	3,013
	Merrill Lynch Floating Trust
11,000	2.69%, 06/15/2022 ⌂ Δ	9,960
	Merrill Lynch Mortgage Investors, Inc.
952	4.86%, 05/25/2032 Δ	712
	Merrill Lynch Mortgage Trust
127,157	4.57%, 06/12/2043 ⌂ ►	2,455
5,000	5.24%, 11/12/2035	4,699
	Merrill Lynch/Countrywide Commercial Mortgage Trust
9,000	5.20%, 12/12/2049	7,040
	Morgan Stanley ABS Capital I
3,509	4.71%, 11/25/2032 Δ	2,721
	Morgan Stanley Capital
5,500	2.59%, 10/15/2020 ■ Δ	4,845
	Renaissance Home Equity Loan Trust
10,470	7.00%, 09/25/2037 ⌂	1,592
6,155	7.50%, 04/25/2037 - 06/25/2037 ⌂	557
	Residential Asset Mortgage Products, Inc.
2,199	5.70%, 10/25/2031	1,683
	Spirit Master Funding LLC
12,394	5.76%, 03/20/2024 ⌂	11,443
	Structured Asset Securities Corp.
4,155	4.21%, 02/25/2033 Δ	3,575
6,000	5.71%, 02/25/2037 ⌂ Δ	671
	Wachovia Bank Commercial Mortgage Trust
9,000	4.52%, 05/15/2044	8,746
	Wamu Commercial Mortgage Securities Trust
8,500	6.31%, 03/23/2045 ■ Δ	5,072

	Total asset & commercial mortgage backed securities (Cost $360,856)	$256,464

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance - 0.2%
	North Street Referenced Linked Notes
$4,250	3.85%, 07/30/2010 ⌂ Δ	$2,465

	Total corporate bonds: non-investment grade (Cost $3,908)	$2,465

U.S. GOVERNMENT AGENCIES - 76.8%
	Federal Home Loan Mortgage Corporation - 14.5%
	Mortgage Backed Securities:
$1,310	4.50%, 2018	$1,289
2,909	4.93%, 2035 Δ	2,926
5,654	5.46%, 2036 Δ ‡	5,730
9,595	5.47%, 2036 Δ ‡	9,722
23,761	5.50%, 2034	23,687
23,600	5.50%, 2023 *	23,748
7,369	5.77%, 2037 Δ ‡	7,475
9,733	5.94%, 2037 Δ	9,923
22,022	6.00%, 2021 - 2038	22,336
20,500	6.00%, 2038 *	20,750
5,409	6.50%, 2014 - 2037	5,580
1,773	6.50%, 2032 ‡	1,832
1,874	7.00%, 2026 - 2032	1,972
3	7.00%, 2031 ‡	3
32	7.50%, 2024 - 2025	34
98	8.00%, 2013 - 2024	107
26	8.50%, 2009 - 2024	28
60	10.00%, 2020	69

		137,211

	Notes:
40,000	4.13%, 2011	40,690

	Remic — Pac’s:
24,515	5.00%, 2019 - 2034	23,985
9,628	5.50%, 2016	9,768
3,186	6.00%, 2031	3,220
8,236	6.50%, 2028 - 2032	8,482

		45,455

	Remic — Z Bonds:
13,400	5.50%, 2033 Φ	12,021

		235,377

	Federal National Mortgage Association - 42.1%
	Mortgage Backed Securities:
15,686	4.74%, 2035 Δ ‡	15,767
1,588	4.75%, 2035 Δ ‡	1,602
6,139	4.82%, 2034 Δ ‡	6,227
979	4.86%, 2035 Δ ‡	986
1,856	4.94%, 2035 Δ ‡	1,875
19,297	5.00%, 2018 - 2035	18,970
6,216	5.01%, 2035 Δ ‡	6,185
7,653	5.06%, 2035 Δ ‡	7,751
5,903	5.11%, 2035 Δ ‡	5,980
6,983	5.22%, 2035 Δ ‡	7,074
12,466	5.32%, 2037 Δ	12,660
9,472	5.43%, 2036 Δ ‡	9,590
18,869	5.49%, 2037 Δ	19,108
11,651	5.50%, 2015 - 2033	11,725
14,625	5.50%, 2016 - 2019 ‡	14,838
7,068	5.53%, 2037 Δ	7,195
22,739	5.78%, 2037 Δ	23,179
8,410	5.94%, 2037 Δ	8,564
13,031	5.97%, 2037 Δ ‡	13,138
38,276	6.00%, 2013 - 2037	38,721
18,010	6.00%, 2013 - 2034 ‡	18,299
862	6.01%, 2009	859
29,029	6.50%, 2013 - 2037	29,908
3,600	6.50%, 2038 *	3,691
2,060	6.50%, 2014 - 2032 ‡	2,128
2,798	7.00%, 2011 - 2032	2,940
66	7.50%, 2023	72
258	8.00%, 2029 - 2031	280
7	8.50%, 2017 ‡	7
73	9.00%, 2021	81
1	9.00%, 2020 ‡	1
6	9.75%, 2020	7

		289,408

	Notes:
100,000	3.25%, 2011 ▼	99,427
110,000	4.14%, 2015 ▼	107,474
125,000	4.20%, 2012 ▼	125,583
50,000	5.30%, 2012 ▼	50,088

		382,572

	Remic — IO & IO-Ette:
16,750	10.00%, 2037 ►	3,556
	Remic — Pac’s:
2,137	4.50%, 2016	2,140
4,455	5.50%, 2014	4,521
1,518	6.50%, 2031	1,556

		8,217

	Remic — Z Bonds:
3,015	6.50%, 2029 Φ	3,147

		686,900

	Government National Mortgage Association - 3.9%
	Mortgage Backed Securities:
7,782	5.00%, 2034 ‡	7,611
4,533	6.00%, 2033	4,620
35,600	6.00%, 2038 *	36,056
4,442	6.00%, 2033 - 2034 ‡	4,512
4,055	6.50%, 2028 - 2032	4,174
1,886	7.00%, 2032	1,983
1,180	7.00%, 2030 - 2032 ‡	1,241
566	7.50%, 2022 - 2030	612
140	7.50%, 2027 ‡	151
106	8.50%, 2017 - 2030	118
31	9.50%, 2009	32

		61,110

	Remic — Pac’s:
2,915	6.50%, 2031	3,021

		64,131

	Other Government Agencies - 16.3%
	Small Business Administration Participation Certificates:
3,485	4.95%, 2025	3,396
9,110	5.12%, 2026	8,920
12,715	5.16%, 2028	12,511
6,604	5.23%, 2027	6,480
13,995	5.31%, 2022 - 2027	13,896
18,002	5.32%, 2027	17,846
18,400	5.35%, 2026	18,323

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Other Government Agencies (continued)
	Small Business Administration Participation Certificates (continued):
$8,704	5.36%, 2026	$8,663
6,608	5.37%, 2026	6,585
7,377	5.49%, 2027	7,384
3,617	5.52%, 2024	3,644
9,486	5.54%, 2026	9,523
15,592	5.56%, 2027	15,629
48,709	5.57%, 2026 - 2027	48,763
7,681	5.64%, 2026	7,718
13,398	5.71%, 2027	13,471
3,521	5.76%, 2021	3,572
14,161	5.78%, 2021 - 2027	14,203
19,405	5.82%, 2026 - 2027	19,770
9,489	5.87%, 2026	9,676
6,953	6.07%, 2026	7,143
7,434	6.30%, 2019	7,600

		264,716

	Total U.S. government agencies (Cost $1,252,008)	$1,251,124

U.S. GOVERNMENT SECURITIES - 7.5%
	Other Direct Federal Obligations - 0.6%
	Federal Farm Credit Bank:
$10,000	3.75%, 2010	$10,070

	U.S. Treasury Securities - 6.9%
	U.S. Treasury Notes:
61,000	2.38%, 2010 ▼	61,467
12,000	2.38%, 2017 ◄	13,199
17,184	4.00%, 2018 ▼	17,428
5,820	4.13%, 2012 ▼	6,134
3,550	4.25%, 2017 ▼	3,679
7,215	4.50%, 2017 ▼	7,604
2,665	4.63%, 2016 ▼	2,841

		112,352

	Total U.S. government securities (Cost $122,141)	$122,422

	Total long-term investments (Cost $1,738,913)	$1,632,475

SHORT-TERM INVESTMENTS - 24.1%
	Repurchase Agreements - 3.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2008 in the amount of $23,204, collateralized by U.S. Treasury Bond 6.13% - 6.25%, 2023 - 2027, value of $23,167)
$23,204	0.05% dated 09/30/2008	$23,204
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2008 in the amount of $23,205, collateralized by U.S. Treasury Bond 5.25% - 8.88%, 2019 - 2029, value of $23,217)
23,205	0.10% dated 09/30/2008	23,205
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2008 in the amount of $4,633, collateralized by U.S. Treasury Note 4.50%, 2012, value of $4,717)
4,633	0.10% dated 09/30/2008	4,633

		51,042

Shares
	Securities Purchased with Proceeds from Security Lending - 20.0%
	Cash Collateral Reinvestment Fund:
325,874	Navigator Prime Portfolio		325,874

Principal
Amount
	U.S. Treasury Bills - 1.0%
$13,000	0.84%, 10/30/2008 ○		12,991
3,575	1.71%, 01/15/2009 ○ □		3,565

			16,556

	Total short-term investments (Cost $393,464)		$393,472

	Total investments (Cost $2,132,377) ▲	124.3%	$2,025,947
	Other assets and liabilities	(24.3)%	(395,677)

	Total net assets	100.0%	$1,630,270

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $2,132,647 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,536
Unrealized Depreciation	(114,236)

Net Unrealized Depreciation	$(106,700)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $3,400, which represents 0.21% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $19,819, which represents 1.22% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2008 (Unaudited)
(000’s Omitted)

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2008 was $85,094.

Φ	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
10/2006	$9,800	Ansonia CDO Ltd., 2.77%, 07/28/2046 - 144A	$9,800
11/2006	13,000	Arbor Realty Mortgage Securities, 3.18%, 01/26/2042 - 144A	13,000
02/2003	33,631	Banc of America Commercial Mortgage, Inc., 4.83%, 07/11/2043 - 144A	736
10/2006	3,000	Banc of America Large Loan, 2.73%, 10/15/2019 - 144A	3,000
05/2007	91,894	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	13,099
08/2007	74,545	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	10,271
04/2007	1,100	Bayview Financial Acquisition Trust, 5.36%, 05/28/2037	1,100
04/2007	2,135	Bayview Financial Acquisition Trust, 6.71%, 05/28/2037	2,068
04/2007	5,984	Bear Stearns Asset Backed Securities, Inc., 4.31%, 05/25/2037	5,984
05/2005-08/2007	197,702	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	1,655
02/2003	30,406	Bear Stearns Commercial Mortgage Securities, Inc., 4.85%, 08/15/2038 - 144A	1,079
03/2007	4,906	Carrington Mortgage Loan Trust, 4.86%, 02/25/2037	4,906
05/2007	2,399	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	2,399
05/2007	2,509	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	2,508
05/2007	58,510	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	4,985
10/2006	5,000	Citigroup Commercial Mortgage Trust, 2.73%, 08/15/2021 - 144A	5,000
08/2007	8,386	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	8,369
10/2006	8,559	Commercial Mortgage Pass-Through Certificates, 2.78%, 12/15/2020 - 144A	8,559
11/2005- 01/2007	3,968	Countrywide Alternative Loan Trust, 3.46%, 10/25/2035	3,968
05/2004	3,866	Countrywide Home Loan Mortgage Pass-Through Trust, 5.00%, 01/25/2019	3,830
11/2006	3,272	Credit Suisse Mortgage Capital Certificates, 3.29%, 09/15/2021 - 144A	3,272
02/2003	42,773	CS First Boston Mortgage Securities Corp., 4.01%, 03/15/2035 - 144A	830
04/2007	22,011	Deutsche Alt-A Securities, Inc., 5.57%, 02/25/2036	22,026
08/2006	36	DLJ Mortgage Acceptance Corp., 7.25%, 09/18/2011 - 144A	35
06/2003	558	First Franklin Mortgage Loan Asset Backed Certificates, 5.68%, 07/25/2033	558
04/2007- 09/2008	17,121	Indymac Index Mortgage Loan Trust, 3.45%, 06/25/2037	17,121
03/2003	30,666	LB-UBS Commercial Mortgage Trust, 4.25%, 12/15/2036 - 144A	470
10/2007	14,374	Lehman XS Trust, 6.50%, 05/25/2037	14,216
11/2006	7,200	LNR CDO Ltd., 2.82%, 05/28/2043 - 144A	7,214
07/2004	26,368	Mach One Trust Commercial Mortgage-Backed, 6.09%, 05/28/2040 - 144A	731
04/2007	4,000	Marathon Real Estate CDO Ltd., 4.61%, 05/25/2046 - 144A	3,910
07/2004	3,196	Master Asset Securitization Trust, 5.00%, 12/25/2018	3,198
10/2006	11,000	Merrill Lynch Floating Trust, 2.69%, 06/15/2022 - 144A	11,000
06/2005	127,157	Merrill Lynch Mortgage Trust, 4.57%, 06/12/2043	2,484
11/2006	4,250	North Street Referenced Linked Notes, 3.85%, 07/30/2010 - 144A	3,908
08/2007	10,470	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	8,460
03/2007- 05/2007	6,155	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 - 06/25/2037	5,602
03/2006	12,394	Spirit Master Funding LLC, 5.76%, 03/20/2024 - 144A	12,391
03/2007	6,000	Structured Asset Securities Corp., 5.71%, 02/25/2037	5,643

The aggregate value of these securities at September 30, 2008 was $150,232 which represents 9.22% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2008.
Futures Contracts Outstanding at September 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
U.S. 2 Year Note Future	166	Long	Dec 2008	$(161)
U.S. 5 Year Note Future	3,297	Long	Dec 2008	(30)
U.S. 10 Year Note Future	59	Long	Dec 2008	(61)
U.S. 10 Year Note Future	755	Short	Dec 2008	517
U.S. Long Bond Futures	508	Short	Dec 2008	1,174

				$1,439

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.7%
	Banks - 4.0%
65	PNC Financial Services Group, Inc.	$4,818
153	US Bancorp ▼	5,493
112	Wells Fargo & Co.	4,207

		14,518

	Capital Goods - 7.0%
105	Cummins, Inc.	4,599
65	General Dynamics Corp.	4,808
444	General Electric Co.	11,322
44	PACCAR, Inc.	1,665
42	Precision Castparts Corp.	3,277

		25,671

	Commercial & Professional Services - 1.1%
127	Waste Management, Inc.	3,987

	Diversified Financials - 11.9%
361	Bank of America Corp.	12,617
123	Bank of New York Mellon Corp.	4,017
278	Citigroup, Inc.	5,706
50	Goldman Sachs Group, Inc.	6,451
316	JP Morgan Chase & Co.	14,774

		43,565

	Energy - 14.0%
94	Chevron Corp.	7,778
52	ConocoPhillips Holding Co.	3,809
237	Exxon Mobil Corp.	18,390
88	Marathon Oil Corp.	3,493
100	Newfield Exploration Co. ●	3,202
81	Occidental Petroleum Corp.	5,678
69	Total S.A. ADR	4,187
103	XTO Energy, Inc.	4,811

		51,348

	Food & Staples Retailing - 5.1%
217	CVS/Caremark Corp.	7,304
177	Kroger Co.	4,861
127	Safeway, Inc.	3,001
160	Supervalu, Inc.	3,476

		18,642

	Food, Beverage & Tobacco - 7.3%
205	Altria Group, Inc.	4,073
171	ConAgra Foods, Inc.	3,324
136	Dean Foods Co. ●	3,168
109	Nestle S.A. ADR	4,686
110	PepsiCo, Inc.	7,818
80	Philip Morris International, Inc.	3,843

		26,912

	Health Care Equipment & Services - 4.1%
130	Aetna, Inc.	4,694
94	Baxter International, Inc.	6,195
170	UnitedHealth Group, Inc.	4,304

		15,193

	Household & Personal Products - 1.8%
101	Kimberly-Clark Corp.	6,562

	Insurance - 5.8%
160	ACE Ltd.	8,634
136	Allstate Corp.	6,268
118	Chubb Corp.	6,494

		21,396

	Materials - 4.3%
68	Agrium U.S., Inc.	3,802
61	Cleveland-Cliffs, Inc.	3,203
113	E.I. DuPont de Nemours & Co.	4,570
167	International Paper Co.	4,372

		15,947

	Media - 2.6%
350	Comcast Corp. Class A	6,873
217	Time Warner, Inc.	2,846

		9,719

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
105	Abbott Laboratories	6,046
292	Bristol-Myers Squibb Co.	6,088
105	Pfizer, Inc.	1,936
203	Schering-Plough Corp.	3,744
108	Wyeth	4,001

		21,815

	Real Estate - 1.2%
335	Host Hotels & Resorts, Inc.	4,453

	Retailing - 3.1%
115	Gap, Inc.	2,043
119	Kohl’s Corp. ●	5,502
166	Staples, Inc.	3,728

		11,273

	Semiconductors & Semiconductor Equipment - 1.6%
323	Intel Corp.	6,057

	Software & Services - 1.7%
236	Microsoft Corp.	6,294

	Technology Hardware & Equipment - 5.6%
253	Cisco Systems, Inc. ●	5,701
225	Dell, Inc. ●	3,715
96	Hewlett-Packard Co.	4,457
234	Ingram Micro, Inc. ●	3,757
160	Nokia Corp.	2,984

		20,614

	Telecommunication Services - 4.5%
342	AT&T, Inc.	9,541
216	Verizon Communications, Inc.	6,938

		16,479

	Utilities - 7.1%
63	Entergy Corp.	5,599
41	Exelon Corp.	2,555
105	FPL Group, Inc.	5,272
45	NRG Energy, Inc. ●	1,109
54	PG&E Corp.	2,037
86	SCANA Corp.	3,332
119	Southern Co.	4,496
108	TECO Energy, Inc.	1,704

		26,104

	Total common stock (Cost $373,407)	$366,549

Hartford Value HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3, collateralized by FHLMC 5.50%, 2033, value of $3)
$3	2.25% dated 09/30/2008	$3
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $3, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $3)
3	1.50% dated 09/30/2008	3

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $1)

1	2.25% dated 09/30/2008	1
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $8, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $8)
8	1.75% dated 09/30/2008	8
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $-, collateralized by U.S. Treasury Note 4.50%, 2012, value of $-)
—	0.10% dated 09/30/2008	—

		15

Shares
	Securities Purchased with Proceeds from Security Lending - 0.1%
	Cash Collateral Reinvestment Fund:
431	Goldman Sachs FS Prime Obligation/Institutional		431

	Total short-term investments (Cost $446)		$446

	Total investments (Cost $373,853) ▲	99.8%	$366,995
	Other assets and liabilities	0.2%	710

	Total net assets	100.0%	$367,705

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.26% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $374,398 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,128
Unrealized Depreciation	(37,531)

Net Unrealized Depreciation	$(7,403)

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

Hartford Value Opportunities HLS Fund
Schedule of Investments♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.6%
	Automobiles & Components - 2.1%
612	Ford Motor Co. ●	$3,180
246	TRW Automotive Holdings Corp. ●	3,911

		7,091

	Banks - 2.0%
47	Huntington Bancshares, Inc.	376
1,541	Royal Bank of Scotland Group plc	4,970
342	Sovereign Bancorp, Inc.	1,351

		6,697

	Capital Goods - 3.6%
40	Alliant Techsystems, Inc. ● ▼	3,729
103	Deere & Co.	5,079
127	Genesis Lease Ltd. ADR	1,108
71	Kennametal, Inc.	1,912

		11,828

	Consumer Durables & Apparel - 1.0%
89	MDC Holdings, Inc.	3,253

	Diversified Financials - 13.2%
374	Bank of America Corp.	13,105
95	Capital One Financial Corp. ▼	4,850
408	CIT Group, Inc. ▼	2,837
85	Invesco Ltd.	1,785
131	JP Morgan Chase & Co.	6,099
185	Oaktree Capital ● ■	5,180
340	PennantPark Investment Corp.	2,517
206	TD Ameritrade Holding Corp. ●	3,339
242	UBS AG ADR ●	4,241

		43,953

	Energy - 13.0%
73	Baker Hughes, Inc.	4,401
495	Brasil EcoDiesel Industria ●	357
32	Canadian Natural Resources Ltd. ADR	2,170
80	Exxon Mobil Corp.	6,213
197	Newfield Exploration Co. ●	6,301
116	Noble Energy, Inc.	6,465
97	SBM Offshore N.V.	2,077
271	Talisman Energy, Inc.	3,851
75	Total S.A. ADR	4,579
880	USEC, Inc. ● ▼	4,762
44	XTO Energy, Inc.	2,056

		43,232

	Food, Beverage & Tobacco - 7.9%
2,794	Chaoda Modern Agriculture	2,360
109	Cosan Ltd. — Rights	—
109	Cosan Ltd. ●	871
234	Dean Foods Co. ●	5,476
1	Japan Tobacco, Inc.	3,927
8,682	Marine Harvest ● ▼	4,333
125	Smithfield Foods, Inc. ● ▼	1,991
256	Unilever N.V. NY Shares ADR	7,217

		26,175

	Health Care Equipment & Services - 5.1%
52	Covidien Ltd.	2,817
151	Humana, Inc. ●	6,213
305	UnitedHealth Group, Inc.	7,741

		16,771

	Household & Personal Products - 1.2%
95	Avon Products, Inc.	3,928

	Insurance - 8.1%
251	ACE Ltd.	13,603
77	Everest Re Group Ltd.	6,637
124	Fidelity National Financial, Inc.	1,829
57	First American Financial Corp.	1,690
86	Platinum Underwriters Holdings Ltd.	3,048

		26,807

	Materials - 4.5%
91	Alcoa, Inc.	2,058
43	Celanese Corp.	1,207
172	Owens-Illinois, Inc. ●	5,054
219	Rexam plc	1,555
313	Smurfit-Stone Container Corp. ●	1,469
34	Syngenta AG ADR ▼	1,447
998	Uranium One, Inc. ●	2,157

		14,947

	Media - 5.9%
349	Comcast Corp. Class A	6,847
528	Comcast Corp. Special Class A ▼	10,418
211	R.H. Donnelley Corp. ● ▼	420
254	Virgin Media, Inc.	2,007

		19,692

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
132	Alkermes, Inc. ●	1,756
40	Amgen, Inc. ●	2,341
670	Impax Laboratories, Inc. † ● ⌂	5,359
441	Schering-Plough Corp.	8,136
156	Wyeth	5,774

		23,366

	Retailing - 2.3%
3,040	Buck Holdings L.P. † ● ⌂	2,900
183	Home Depot, Inc.	4,738

		7,638

	Semiconductors & Semiconductor Equipment - 1.3%
175	Varian Semiconductor Equipment Associates, Inc. ●	4,401

	Software & Services - 4.1%
139	CACI International, Inc. Class A ●	6,939
249	Microsoft Corp.	6,643

		13,582

	Technology Hardware & Equipment - 8.6%
160	Arrow Electronics, Inc. ●	4,199
298	Cisco Systems, Inc. ●	6,731
340	Corning, Inc.	5,317
506	Flextronics International Ltd. ● ▼	3,580
436	JDS Uniphase Corp. ●	3,692
155	Seagate Technology ▼	1,881
230	Solar Cayman Ltd. † ● ⌂	3,143

		28,543

	Transportation - 5.4%
405	Delta Air Lines, Inc. ●	3,019
1,056	Northwest Airlines Corp. ●	9,533
54	United Parcel Service, Inc. Class B	3,405
311	US Airways Group, Inc. ●	1,877

		17,834

Hartford Value Opportunities HLS Fund
Schedule of Investments ♠
September 30, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities - 1.3%
98	Progress Energy, Inc.	$4,223

	Total common stock (Cost $416,143)	$323,961

Principal
Amount
SHORT-TERM INVESTMENTS - 7.4%
	Repurchase Agreements - 0.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $57, collateralized by FHLMC 5.50%, 2033, value of $59)
$57	2.25% dated 09/30/2008	$57

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $70, collateralized by FHLMC 5.00% - 5.50%, 2038, FNMA 5.00% - 6.50%, 2033 - 2048, value of $71)

70	1.50% dated 09/30/2008	70

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $18, collateralized by FHLMC 4.00% - 7.00%, 2019 - 2038, FNMA 4.50% - 7.00%, 2019 - 2048, value of $18)

18	2.25% dated 09/30/2008	18
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $165, collateralized by FNMA 4.50% - 7.00%, 2013 - 2038, value of $169)
165	1.75% dated 09/30/2008	165
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2008 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2012, value of $1)
1	0.10% dated 09/30/2008	1

		311

Shares
	Securities Purchased with Proceeds from Security Lending - 7.3%
	Cash Collateral Reinvestment Fund:
24,209	Goldman Sachs FS Prime Obligation/Institutional Fund		24,209

	Total short-term investments (Cost $24,520)		$24,520

	Total investments (Cost $440,663) ▲	105.0%	$348,481
	Other assets and liabilities	(5.0)%	(16,515)

	Total net assets	100.0%	$331,966

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.22% of total net assets at September 30, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At September 30, 2008, the cost of securities for federal income tax purposes was $443,398 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,645
Unrealized Depreciation	(101,562)

Net Unrealized Depreciation	$(94,917)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2008, was $11,402, which represents 3.43% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2008, was $5,180, which represents 1.56% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	3,040	Buck Holdings L.P.	$3,044
12/2005-12/2006	670	Impax Laboratories, Inc.	5,613
03/2007	230	Solar Cayman Ltd.	3,453

The aggregate value of these securities at September 30, 2008 was $11,402 which represents 3.43% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$683	$707	10/01/08	$24
British Pound (Sell)	8,015	8,845	10/31/08	830

				$854

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

♠	Other than the Industry Classification: “Other Investment Pools and Funds”, and “Exchange Traded Funds”, Equity Industry Classifications used in this report are the Global Industry Classification Standard, which was developed by and is exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

(This page intentionally left blank)

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

American Funds
	American Funds	Blue Chip Income		American Funds
	Asset Allocation	and Growth HLS	American Funds	Global Bond HLS
	HLS Fund	Fund	Bond HLS Fund	Fund

Assets:
Securities — Level 1	$18,617	$8,929	$41,173	$15,509
Securities — Level 2	—	—	—	—
Securities — Level 3	—	—	—	—

Total	$18,617	$8,929	$41,173	$15,509

Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfers in and /or out of Level 3	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

Other financial instruments:

Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

* The realized gain (loss) earned during the period ended September 30, 2008, for other financial instruments	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

		American Funds
American Funds	American Funds	Global Small		American Funds	American Funds	American Funds
Global Growth	Global Growth and	Capitalization HLS	American Funds	Growth-Income	International HLS	New World HLS	Hartford Advisers
HLS Fund	Income HLS Fund	Fund	Growth HLS Fund	HLS Fund	Fund	Fund	HLS Fund

$13,539	$32,232	$14,469	$88,302	$52,954	$53,193	$18,504	$3,351,693
—	—	—	—	—	—	—	2,265,105
—	—	—	—	—	—	—	24,345

$13,539	$32,332	$14,469	$88,302	$52,954	$53,193	$18,504	$5,641,143

—	—	—	—	—	—	—	9,539

$—	$—	$—	$—	$—	$—	$—	$9,539

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—	132

$—	$—	$—	$—	$—	$—	$—	$132

$—	$—	$—	$—	$—	$—	$—	$13,641
—	—	—	—	—	—	—	304
—	—	—	—	—	—	—	(117)
—	—	—	—	—	—	—	10,517

$—	$—	$—	$—	$—	$—	$—	$24,345

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

	Hartford Capital	Hartford	Hartford Dividend
	Appreciation HLS	Disciplined Equity	and Growth HLS	Hartford Equity
	Fund	HLS Fund	Fund	Income HLS Fund

Assets:
Securities — Level 1	$8,345,281	$1,350,498	$5,616,093	$331,314
Securities — Level 2	2,482,192	17,639	211,278	9,312
Securities — Level 3	49,133	—	109	—

Total	$10,876,606	$1,368,137	$5,827,480	$340,626

Other financial instruments — Level 1*	$—	$89	$—	$—
Other financial instruments — Level 2*	14,334	—	—	—

Total	$14,334	$89	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$793	$—	$—
Other financial instruments — Level 2*	608	—	—	—

Total	$608	$793	$—	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$57,740	$—	$—	$—
Realized gain (loss)	(640)	—	—	—
Change in unrealized appreciation (depreciation)	(16,238)	—	—	—
Net purchases (sales)	5,718	—	—	—
Transfers in and /or out of Level 3	2,553	—	109	—

Balance as of September 30, 2008	$49,133	$—	$109	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

Liabilities:
Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

* The realized gain (loss) earned during the period ended September 30, 2008, for other financial instruments	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

Hartford						Hartford Growth
Fundamental	Hartford Global	Hartford Global	Hartford Global	Hartford Global	Hartford Growth	Opportunities HLS	Hartford High Yield
Growth HLS Fund	Advisers HLS Fund	Equity HLS Fund	Growth HLS Fund	Health HLS Fund	HLS Fund	Fund	HLS Fund
$81,264	$97,846	$74,923	$473,599	$262,844	$365,216	$1,089,966	$26,217
2,474	203,777	36,744	350,341	91,403	15,982	244,016	538,968
—	1,804	3	—	—	—	—	15,907

$83,738	$303,427	$111,670	$823,940	$354,247	$381,198	$1,333,982	$581,092

$—	$342	$—	$—	$—	$—	$—	$301
—	2,026	7	149	—	—	8	506

$—	$2,368	$7	$149	$—	$—	$8	$807

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$64	$3	$—	$—	$—	$—	$—
—	2,327	1	—	—	—	—	98

$—	$2,391	$4	$—	$—	$—	$—	$98

$—	$3,670	$—	$—	$1,948	$—	$—	$8,021
—	6	—	—	—	—	—	(235)
—	(27)	(397)	—	—	—	—	(539)
—	(2,197)	400	—	—	—	—	2,198
—	352	—	—	(1,948)	—	—	6,462

$—	$1,804	$3	$—	$—	$—	$—	$15,907

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

			Hartford	Hartford
		Hartford	International	International Small
	Hartford Index HLS	International	Opportunities HLS	Company HLS
	Fund	Growth HLS Fund	Fund	Fund

Assets:
Securities — Level 1	$1,151,134	$108,567	$288,203	$16,055
Securities — Level 2	76,587	452,421	1,483,778	250,324
Securities — Level 3	—	—	—	—

Total	$1,227,721	$560,988	$1,771,981	$266,379

Other financial instruments — Level 2*	—	355	749	48

Total	$—	$355	$749	$48

Liabilities:
Securities — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$1,342	$—	$—	$—
Other financial instruments — Level 2*	—	312	302	40

Total	$1,342	$312	$302	$40

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:

Balance as of December 31, 2007	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—
Transfers in and /or out of Level 3	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

Other financial instruments:

Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of December 31, 2007	$—	$—	$—	$—
Realized gain (loss) *	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—

* The realized gain (loss) earned during the period ended September 30, 2008, for other financial instruments	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

					Hartford Small
Hartford LargeCap	Hartford MidCap	Hartford MidCap	Hartford MidCap	Hartford Money	Company HLS	Hartford SmallCap	Hartford SmallCap
Growth HLS Fund	Growth HLS Fund	HLS Fund	Value HLS Fund	Market HLS Fund	Fund	Growth HLS Fund	Value HLS Fund
$117,103	$54,118	$2,273,501	$525,281	$247,853	$1,294,715	$632,076	$74,154
34,691	16,707	463,484	123,313	4,100,620	183,565	141,270	24,580
—	—	—	21,087	—	—	—	—

$151,794	$70,825	$2,736,985	$669,681	$4,348,473	$1,478,280	$773,346	$98,734

—	—	—	—	—	1	—	—

$—	$—	$—	$—	$—	$1	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$40	$—	$—	$—	$180	$20	$30
—	—	—	1	—	—	—	—

$—	$40	$—	$1	$—	$180	$20	$30

$—	$—	$—	$11,437	$—	$—	$—	$—
—	—	—	255	—	—	—	—
—	—	—	9,395	—	—	—	—

$—	$—	$—	$21,087	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
September 30, 2008 (Unaudited)
(000’s Omitted)

			Hartford U.S.
		Hartford Total	Government		Hartford Value
	Hartford Stock HLS	Return Bond HLS	Securities HLS	Hartford Value	Opportunities HLS
	Fund	Fund	Fund	HLS Fund	Fund

Assets:
Securities — Level 1	$2,738,034	$23,506	$51,042	$366,564	$288,468
Securities — Level 2	309,101	4,503,629	1,877,225	431	43,431
Securities — Level 3	10,737	89,003	97,680	—	16,582

Total	$3,057,872	$4,616,138	$2,025,947	$366,995	$348,481

Other financial instruments — Level 1*	$—	$4,740	$1,691	$—	$—
Other financial instruments — Level 2*	9,046	18,303	—	—	854

Total	$9,046	$23,043	$1,691	$—	$854

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$2,382	$252	$—	$—
Other financial instruments — Level 2*	110	9,598	—	—	—

Total	$110	$11,980	$252	$—	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:

Balance as of December 31, 2007	$9,887	$139,082	$112,165	$—	$11,921
Realized gain (loss)	—	(6,715)	(800)	—	—
Change in unrealized appreciation (depreciation)	593	(26,182)	(48,630)	—	(698)
Net purchases (sales)	—	(6,981)	54,981	—	—
Transfers in and /or out of Level 3	257	(10,201)	(20,036)	—	5,359

Balance as of September 30, 2008	$10,737	$89,003	$97,680	$—	$16,582

Other financial instruments:

Balance as of December 31, 2007	$—	$5,495	$—	$—	$—
Realized gain (loss) *	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	(5,495)	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of December 31, 2007	$—	$3,531	$—	$—	$—
Realized gain (loss) *	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	(3,531)	—	—	—

Balance as of September 30, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the period ended September 30, 2008, for other financial instruments	$—	$17,384	$—	$—	$—

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.
Date: November 18, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 18, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: November 18, 2008	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications
(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer